UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.8%)
* Amazon.com Inc.	4,867,865	2,889,759
Home Depot Inc.	15,986,007	2,133,013
Walt Disney Co.	18,926,043	1,879,545
Comcast Corp. Class A	30,676,112	1,873,697
McDonald's Corp.	11,369,489	1,428,917
Starbucks Corp.	18,633,661	1,112,430
NIKE Inc. Class B	17,017,687	1,046,077
Lowe's Cos. Inc.	11,539,828	874,142
* Priceline Group Inc.	625,694	806,495
Time Warner Cable Inc.	3,572,592	731,024
Time Warner Inc.	9,964,644	722,935
Ford Motor Co.	49,171,420	663,814
TJX Cos. Inc.	8,444,449	661,623
Target Corp.	7,590,674	624,561
General Motors Co.	17,715,770	556,807
* Netflix Inc.	5,395,884	551,621
Twenty-First Century Fox Inc. Class A	19,128,494	533,302
Yum! Brands Inc.	5,154,284	421,878
* O'Reilly Automotive Inc.	1,225,791	335,450
Johnson Controls Inc.	8,176,160	318,625
Dollar General Corp.	3,669,722	314,128
* AutoZone Inc.	381,027	303,560
Carnival Corp.	5,685,815	300,040
Ross Stores Inc.	5,108,551	295,785
CBS Corp. Class B	5,322,075	293,193
L Brands Inc.	3,213,714	282,196
VF Corp.	4,282,019	277,304
Delphi Automotive plc	3,502,009	262,721
Omnicom Group Inc.	3,023,363	251,635
* Dollar Tree Inc.	2,962,951	244,325
* Under Armour Inc. Class A	2,287,861	194,079
Genuine Parts Co.	1,883,094	187,104
Viacom Inc. Class B	4,363,554	180,128
* Chipotle Mexican Grill Inc. Class A	378,387	178,209
Starwood Hotels & Resorts Worldwide Inc.	2,123,399	177,155
Royal Caribbean Cruises Ltd.	2,135,708	175,448
Whirlpool Corp.	972,739	175,424
Macy's Inc.	3,908,147	172,310
Marriott International Inc. Class A	2,394,338	170,429
Expedia Inc.	1,492,370	160,907
* Mohawk Industries Inc.	801,082	152,927
Tractor Supply Co.	1,684,506	152,380
Newell Rubbermaid Inc.	3,365,361	149,052
Advance Auto Parts Inc.	923,548	148,082
Mattel Inc.	4,282,309	143,971
Coach Inc.	3,497,492	140,214
Hanesbrands Inc.	4,933,029	139,802
* Michael Kors Holdings Ltd.	2,259,886	128,723
* CarMax Inc.	2,465,131	125,968

DR Horton Inc.	4,144,871	125,299
Signet Jewelers Ltd.	1,001,725	124,244
Harley-Davidson Inc.	2,317,718	118,968
Interpublic Group of Cos. Inc.	5,064,693	116,235
Best Buy Co. Inc.	3,548,404	115,110
Hasbro Inc.	1,414,602	113,310
Kohl's Corp.	2,390,758	111,433
Goodyear Tire & Rubber Co.	3,366,880	111,040
Lennar Corp. Class A	2,268,466	109,703
Wyndham Worldwide Corp.	1,416,980	108,300
BorgWarner Inc.	2,753,687	105,742
Tiffany & Co.	1,404,925	103,093
* Bed Bath & Beyond Inc.	2,060,264	102,272
PVH Corp.	1,031,999	102,230
Darden Restaurants Inc.	1,453,665	96,378
^ Wynn Resorts Ltd.	1,025,228	95,787
* TripAdvisor Inc.	1,434,824	95,416
^ Nordstrom Inc.	1,621,401	92,760
Cablevision Systems Corp. Class A	2,802,603	92,486
Staples Inc.	8,133,117	89,708
Gap Inc.	2,850,022	83,791
Leggett & Platt Inc.	1,708,383	82,686
* Discovery Communications Inc.	2,997,492	80,932
Harman International Industries Inc.	896,031	79,783
H&R Block Inc.	2,971,807	78,515
News Corp. Class A	6,142,803	78,444
Scripps Networks Interactive Inc. Class A	1,194,841	78,262
PulteGroup Inc.	4,014,771	75,116
Ralph Lauren Corp. Class A	732,081	70,470
TEGNA Inc.	2,767,256	64,920
Garmin Ltd.	1,481,575	59,204
* Discovery Communications Inc. Class A	1,890,429	54,123
* AutoNation Inc.	931,764	43,495
^ GameStop Corp. Class A	1,325,711	42,065
* Urban Outfitters Inc.	1,093,501	36,184
Twenty-First Century Fox Inc.	412,276	11,626
		29,192,044
Consumer Staples (10.4%)
Procter & Gamble Co.	33,443,735	2,752,754
Coca-Cola Co.	49,128,797	2,279,085
Philip Morris International Inc.	19,534,938	1,916,573
PepsiCo Inc.	18,224,592	1,867,656
Altria Group Inc.	24,689,570	1,547,048
CVS Health Corp.	13,852,155	1,436,884
Wal-Mart Stores Inc.	19,784,581	1,355,046
Walgreens Boots Alliance Inc.	10,882,522	916,744
Costco Wholesale Corp.	5,545,812	873,909
Colgate-Palmolive Co.	11,258,038	795,380
Mondelez International Inc. Class A	19,784,195	793,742
Kimberly-Clark Corp.	4,548,890	611,871
Kraft Heinz Co.	7,494,513	588,769
Reynolds American Inc.	10,435,032	524,986
General Mills Inc.	7,479,561	473,830
Kroger Co.	12,286,890	469,974
Constellation Brands Inc. Class A	2,218,493	335,192
Sysco Corp.	6,622,932	309,490
Archer-Daniels-Midland Co.	7,511,273	272,734

	Estee Lauder Cos. Inc. Class A	2,800,195	264,086
*	Monster Beverage Corp.	1,894,779	252,726
	Tyson Foods Inc. Class A	3,698,492	246,541
	ConAgra Foods Inc.	5,478,366	244,445
	Kellogg Co.	3,182,316	243,606
	Molson Coors Brewing Co. Class B	2,320,124	223,150
	Dr Pepper Snapple Group Inc.	2,361,197	211,138
	Clorox Co.	1,633,929	205,973
	Mead Johnson Nutrition Co.	2,348,391	199,543
	JM Smucker Co.	1,507,420	195,723
	Hershey Co.	1,806,478	166,359
	Church & Dwight Co. Inc.	1,633,776	150,601
	Hormel Foods Corp.	3,403,859	147,183
	McCormick & Co. Inc.	1,455,394	144,783
	Campbell Soup Co.	2,264,803	144,472
	Coca-Cola Enterprises Inc.	2,634,210	133,660
	Whole Foods Market Inc.	4,088,513	127,194
	Brown-Forman Corp. Class B	1,265,758	124,639
			23,547,489
Energy (6.7%)
	Exxon Mobil Corp.	52,356,691	4,376,496
	Chevron Corp.	23,743,411	2,265,121
	Schlumberger Ltd.	15,798,670	1,165,152
	Occidental Petroleum Corp.	9,633,931	659,250
	ConocoPhillips	15,591,629	627,875
	Phillips 66	5,917,344	512,383
	EOG Resources Inc.	6,931,298	503,074
	Kinder Morgan Inc.	23,075,740	412,133
	Halliburton Co.	10,824,799	386,662
	Valero Energy Corp.	5,932,303	380,498
	Anadarko Petroleum Corp.	6,413,041	298,655
	Pioneer Natural Resources Co.	2,059,925	289,914
	Spectra Energy Corp.	8,472,989	259,273
	Marathon Petroleum Corp.	6,677,926	248,285
	Baker Hughes Inc.	5,524,827	242,153
	Apache Corp.	4,773,773	233,008
	Devon Energy Corp.	6,427,147	176,361
	Hess Corp.	3,335,137	175,595
	Noble Energy Inc.	5,401,097	169,648
*	Concho Resources Inc.	1,626,543	164,346
*	Cameron International Corp.	2,413,188	161,804
	National Oilwell Varco Inc.	4,733,112	147,200
	Williams Cos. Inc.	8,596,683	138,149
	EQT Corp.	2,015,771	135,581
	Cabot Oil & Gas Corp.	5,769,132	131,017
	Tesoro Corp.	1,502,545	129,234
	Columbia Pipeline Group Inc.	5,035,841	126,400
	Marathon Oil Corp.	10,625,150	118,364
	Cimarex Energy Co.	1,194,297	116,169
*	Newfield Exploration Co.	2,495,440	82,973
^	Helmerich & Payne Inc.	1,360,440	79,885
	ONEOK Inc.	2,644,811	78,974
*	FMC Technologies Inc.	2,857,036	78,169
^	Range Resources Corp.	2,135,891	69,160
	Murphy Oil Corp.	2,035,183	51,266
*,^ Southwestern Energy Co.		4,907,660	39,605
^	Transocean Ltd.	4,303,101	39,330

^ Chesapeake Energy Corp.	6,516,805	26,849
Diamond Offshore Drilling Inc.	822,148	17,865
California Resources Corp.	356,802	368
Ensco plc Class A	434	5
		15,314,249
Financials (15.6%)
* Berkshire Hathaway Inc. Class B	22,058,520	3,129,663
Wells Fargo & Co.	58,246,550	2,816,803
JPMorgan Chase & Co.	46,274,822	2,740,395
Bank of America Corp.	130,191,751	1,760,193
Citigroup Inc.	37,175,504	1,552,077
US Bancorp	20,593,690	835,898
Simon Property Group Inc.	3,901,898	810,385
American International Group Inc.	14,495,358	783,474
Goldman Sachs Group Inc.	4,953,401	777,585
Chubb Ltd.	5,812,361	692,543
American Express Co.	10,328,473	634,168
MetLife Inc.	13,822,710	607,370
American Tower Corporation	5,343,227	546,986
BlackRock Inc.	1,591,164	541,903
PNC Financial Services Group Inc.	6,316,366	534,175
Public Storage	1,856,480	512,073
Bank of New York Mellon Corp.	13,560,685	499,440
Morgan Stanley	19,256,718	481,611
Capital One Financial Corp.	6,648,042	460,776
Travelers Cos. Inc.	3,720,798	434,254
Charles Schwab Corp.	15,153,775	424,609
CME Group Inc.	4,267,730	409,915
Prudential Financial Inc.	5,624,427	406,196
Marsh & McLennan Cos. Inc.	6,573,292	399,590
Crown Castle International Corp.	4,209,472	364,119
Aon plc	3,406,338	355,792
Intercontinental Exchange Inc.	1,499,421	352,574
Equity Residential	4,605,346	345,539
Aflac Inc.	5,297,302	334,472
McGraw Hill Financial Inc.	3,346,202	331,207
AvalonBay Communities Inc.	1,727,988	328,663
BB&T Corp.	9,843,280	327,486
Allstate Corp.	4,771,516	321,457
Welltower Inc.	4,479,640	310,618
Weyerhaeuser Co.	9,957,012	308,468
* Synchrony Financial	10,517,497	301,431
State Street Corp.	5,045,683	295,273
Prologis Inc.	6,621,194	292,524
Equinix Inc.	869,339	287,499
Ventas Inc.	4,240,601	266,988
Discover Financial Services	5,226,360	266,126
Progressive Corp.	7,373,167	259,093
Boston Properties Inc.	1,938,138	246,299
Hartford Financial Services Group Inc.	5,005,912	230,672
T. Rowe Price Group Inc.	3,131,911	230,070
SunTrust Banks Inc.	6,372,670	229,926
M&T Bank Corp.	2,004,471	222,496
* Berkshire Hathaway Inc. Class A	1,042	222,415
General Growth Properties Inc.	7,350,506	218,531
Vornado Realty Trust	2,237,476	211,285
Willis Towers Watson plc	1,743,982	206,941

Moody's Corp.	2,140,313	206,669
Ameriprise Financial Inc.	2,128,165	200,069
Realty Income Corp.	3,153,946	197,153
Essex Property Trust Inc.	823,840	192,663
HCP Inc.	5,863,307	191,027
Franklin Resources Inc.	4,702,465	183,631
Northern Trust Corp.	2,710,897	176,669
Fifth Third Bancorp	9,864,577	164,640
Invesco Ltd.	5,244,682	161,379
Host Hotels & Resorts Inc.	9,472,516	158,191
Kimco Realty Corp.	5,210,639	149,962
Extra Space Storage Inc.	1,575,051	147,204
Citizens Financial Group Inc.	6,647,688	139,269
Federal Realty Investment Trust	877,489	136,932
XL Group plc Class A	3,675,062	135,242
Principal Financial Group Inc.	3,415,883	134,757
UDR Inc.	3,364,512	129,635
Loews Corp.	3,373,058	129,053
Regions Financial Corp.	16,219,804	127,325
Macerich Co.	1,596,817	126,532
SL Green Realty Corp.	1,260,212	122,089
Cincinnati Financial Corp.	1,862,835	121,755
Lincoln National Corp.	3,034,821	118,965
KeyCorp	10,524,199	116,187
* Affiliated Managers Group Inc.	680,073	110,444
* CBRE Group Inc. Class A	3,662,486	105,553
Nasdaq Inc.	1,448,657	96,162
Huntington Bancshares Inc.	10,038,360	95,766
Unum Group	3,008,344	93,018
* E*TRADE Financial Corp.	3,560,710	87,202
Comerica Inc.	2,202,490	83,408
Apartment Investment & Management Co.	1,972,372	82,485
Iron Mountain Inc.	2,424,147	82,203
Torchmark Corp.	1,420,329	76,925
Leucadia National Corp.	4,212,852	68,122
Assurant Inc.	815,774	62,937
Zions Bancorporation	2,585,282	62,590
People's United Financial Inc.	3,924,828	62,523
Navient Corp.	4,317,753	51,684
Legg Mason Inc.	1,356,621	47,048
		35,395,114
Health Care (14.2%)
Johnson & Johnson	34,789,465	3,764,220
Pfizer Inc.	76,256,588	2,260,245
Merck & Co. Inc.	34,992,035	1,851,429
Gilead Sciences Inc.	17,235,862	1,583,286
UnitedHealth Group Inc.	11,988,069	1,545,262
Amgen Inc.	9,484,003	1,421,937
Bristol-Myers Squibb Co.	21,045,423	1,344,382
* Allergan plc	4,977,092	1,334,010
Medtronic plc	17,732,080	1,329,906
AbbVie Inc.	20,311,995	1,160,221
* Celgene Corp.	9,854,357	986,323
Eli Lilly & Co.	12,274,390	883,879
Abbott Laboratories	18,578,754	777,149
* Biogen Inc.	2,757,918	717,941
Thermo Fisher Scientific Inc.	4,997,361	707,576

* Express Scripts Holding Co.	8,420,408	578,398
Aetna Inc.	4,406,839	495,108
Anthem Inc.	3,294,491	457,901
McKesson Corp.	2,881,545	453,123
Cigna Corp.	3,224,102	442,476
Stryker Corp.	3,951,069	423,910
Becton Dickinson and Co.	2,671,261	405,551
* Alexion Pharmaceuticals Inc.	2,841,366	395,575
* Regeneron Pharmaceuticals Inc.	984,691	354,922
Baxalta Inc.	8,588,721	346,984
Humana Inc.	1,870,455	342,200
Cardinal Health Inc.	4,153,661	340,393
* Boston Scientific Corp.	17,006,979	319,901
* HCA Holdings Inc.	3,855,576	300,928
* Illumina Inc.	1,854,709	300,667
Baxter International Inc.	6,912,680	283,973
* Intuitive Surgical Inc.	471,635	283,476
Zoetis Inc.	5,771,730	255,861
* Vertex Pharmaceuticals Inc.	3,108,946	247,130
* Mylan NV	5,201,344	241,082
Zimmer Biomet Holdings Inc.	2,258,251	240,797
* Edwards Lifesciences Corp.	2,706,461	238,737
Perrigo Co. plc	1,847,486	236,349
AmerisourceBergen Corp. Class A	2,463,639	213,228
* Cerner Corp.	3,815,000	202,043
St. Jude Medical Inc.	3,572,114	196,466
CR Bard Inc.	928,758	188,231
DENTSPLY SIRONA Inc.	3,038,847	187,284
* Henry Schein Inc.	1,032,021	178,158
Agilent Technologies Inc.	4,128,089	164,504
* DaVita HealthCare Partners Inc.	2,090,716	153,417
* Laboratory Corp. of America Holdings	1,280,966	150,040
Universal Health Services Inc. Class B	1,140,590	142,254
* Waters Corp.	1,025,412	135,272
* Centene Corp.	2,141,082	131,827
Quest Diagnostics Inc.	1,801,753	128,735
* Hologic Inc.	3,111,279	107,339
* Varian Medical Systems Inc.	1,202,728	96,242
* Mallinckrodt plc	1,409,479	86,373
* Endo International plc	2,574,636	72,476
PerkinElmer Inc.	1,382,716	68,389
Patterson Cos. Inc.	1,051,950	48,947
* Tenet Healthcare Corp.	1,241,540	35,918
		32,340,351
Industrials (10.1%)
General Electric Co.	117,638,402	3,739,725
3M Co.	7,627,242	1,270,927
Honeywell International Inc.	9,698,608	1,086,729
Boeing Co.	7,850,885	996,591
United Technologies Corp.	9,806,702	981,651
United Parcel Service Inc. Class B	8,703,373	917,945
Union Pacific Corp.	10,673,462	849,074
Lockheed Martin Corp.	3,313,418	733,922
Danaher Corp.	7,539,848	715,230
Caterpillar Inc.	7,340,104	561,812
FedEx Corp.	3,231,185	525,778
General Dynamics Corp.	3,686,995	484,360

Delta Air Lines Inc.	9,813,628	477,727
Raytheon Co.	3,769,038	462,197
Northrop Grumman Corp.	2,280,984	451,407
Emerson Electric Co.	8,109,988	441,021
Illinois Tool Works Inc.	4,128,687	422,943
Eaton Corp. plc	5,787,585	362,071
Southwest Airlines Co.	8,047,285	360,518
Norfolk Southern Corp.	3,761,269	313,126
CSX Corp.	12,147,910	312,809
American Airlines Group Inc.	7,605,679	311,909
Waste Management Inc.	5,227,622	308,430
Deere & Co.	3,778,409	290,900
* United Continental Holdings Inc.	4,535,746	271,510
PACCAR Inc.	4,427,060	242,116
Nielsen Holdings plc	4,559,923	240,126
Roper Technologies Inc.	1,275,415	233,108
Cummins Inc.	2,045,879	224,924
Stanley Black & Decker Inc.	1,922,877	202,306
Ingersoll-Rand plc	3,242,090	201,042
Tyco International plc	5,347,960	196,324
Parker-Hannifin Corp.	1,704,044	189,285
Rockwell Automation Inc.	1,658,478	188,652
^ Fastenal Co.	3,633,834	178,058
Equifax Inc.	1,495,146	170,880
WW Grainger Inc.	715,262	166,964
* Verisk Analytics Inc. Class A	1,949,897	155,836
Rockwell Collins Inc.	1,651,684	152,302
AMETEK Inc.	2,966,453	148,263
Republic Services Inc. Class A	2,996,260	142,772
* Stericycle Inc.	1,070,458	135,081
CH Robinson Worldwide Inc.	1,804,151	133,922
Masco Corp.	4,211,452	132,450
Dover Corp.	1,952,322	125,593
Pentair plc	2,297,772	124,677
Textron Inc.	3,415,287	124,521
Kansas City Southern	1,366,324	116,752
L-3 Communications Holdings Inc.	981,004	116,249
Snap-on Inc.	731,651	114,862
Expeditors International of Washington Inc.	2,293,485	111,945
Cintas Corp.	1,103,146	99,073
JB Hunt Transport Services Inc.	1,122,029	94,520
Fluor Corp.	1,749,580	93,952
Xylem Inc.	2,250,737	92,055
ADT Corp.	2,082,140	85,909
Allegion plc	1,210,349	77,111
Robert Half International Inc.	1,651,848	76,943
Flowserve Corp.	1,642,463	72,942
* United Rentals Inc.	1,145,698	71,251
* Jacobs Engineering Group Inc.	1,549,278	67,471
Pitney Bowes Inc.	2,412,630	51,968
Dun & Bradstreet Corp.	455,648	46,968
* Quanta Services Inc.	2,012,499	45,402
Ryder System Inc.	673,837	43,651
		22,938,538
Information Technology (20.7%)
Apple Inc.	69,908,988	7,619,381
Microsoft Corp.	99,725,731	5,507,852

* Facebook Inc. Class A	28,934,352	3,301,410
* Alphabet Inc. Class A	3,688,867	2,814,237
* Alphabet Inc. Class C	3,746,660	2,791,074
Intel Corp.	59,562,599	1,926,850
Visa Inc. Class A	24,199,809	1,850,801
Cisco Systems Inc.	63,448,116	1,806,368
International Business Machines Corp.	11,147,261	1,688,253
Oracle Corp.	39,732,650	1,625,463
MasterCard Inc. Class A	12,361,125	1,168,126
QUALCOMM Inc.	18,850,487	964,014
Accenture plc Class A	7,918,264	913,768
Texas Instruments Inc.	12,678,449	727,997
Broadcom Ltd.	4,676,389	722,502
EMC Corp.	24,557,190	654,449
* Adobe Systems Inc.	6,281,312	589,187
* salesforce.com inc	7,948,943	586,870
* PayPal Holdings Inc.	14,024,296	541,338
Automatic Data Processing Inc.	5,766,268	517,292
* Cognizant Technology Solutions Corp. Class A	7,678,428	481,437
* Yahoo! Inc.	10,985,269	404,368
Hewlett Packard Enterprise Co.	21,648,528	383,828
Intuit Inc.	3,239,193	336,908
* eBay Inc.	13,677,324	326,341
Applied Materials Inc.	14,262,648	302,083
Corning Inc.	14,040,769	293,312
TE Connectivity Ltd.	4,664,191	288,807
* Fiserv Inc.	2,812,814	288,538
HP Inc.	21,786,544	268,410
* Electronic Arts Inc.	3,900,124	257,837
Analog Devices Inc.	3,905,402	231,161
NVIDIA Corp.	6,450,123	229,818
Amphenol Corp. Class A	3,887,438	224,772
Fidelity National Information Services Inc.	3,484,643	220,613
Paychex Inc.	4,054,170	218,966
Activision Blizzard Inc.	6,401,127	216,614
SanDisk Corp.	2,536,806	193,000
Skyworks Solutions Inc.	2,414,058	188,055
* Red Hat Inc.	2,300,198	171,388
* Autodesk Inc.	2,837,721	165,468
Lam Research Corp.	2,001,274	165,305
* Alliance Data Systems Corp.	746,359	164,199
Xilinx Inc.	3,224,136	152,921
* Citrix Systems Inc.	1,939,427	152,400
Motorola Solutions Inc.	1,998,102	151,256
Symantec Corp.	8,214,660	150,985
KLA-Tencor Corp.	1,964,225	143,015
Western Digital Corp.	2,931,754	138,496
* Micron Technology Inc.	13,066,810	136,810
Linear Technology Corp.	3,014,512	134,327
Xerox Corp.	11,991,779	133,828
Seagate Technology plc	3,733,274	128,611
* Akamai Technologies Inc.	2,227,266	123,769
Microchip Technology Inc.	2,563,069	123,540
Harris Corp.	1,570,018	122,242
Western Union Co.	6,324,992	122,009
CA Inc.	3,726,804	114,748
Juniper Networks Inc.	4,433,218	113,091

*,^ VeriSign Inc.		1,213,274	107,423
	Total System Services Inc.	2,123,056	101,015
	NetApp Inc.	3,640,844	99,359
*	F5 Networks Inc.	865,846	91,650
*	Qorvo Inc.	1,631,056	82,222
*	First Solar Inc.	961,325	65,822
	FLIR Systems Inc.	1,732,530	57,087
	CSRA Inc.	1,713,586	46,095
*	Teradata Corp.	1,675,164	43,956
			47,175,137
Materials (2.8%)
	Dow Chemical Co.	14,084,422	716,334
	EI du Pont de Nemours & Co.	10,990,136	695,895
	Monsanto Co.	5,550,759	487,024
	Praxair Inc.	3,592,119	411,118
	PPG Industries Inc.	3,364,403	375,097
	Ecolab Inc.	3,359,811	374,686
	LyondellBasell Industries NV Class A	4,360,609	373,181
	Air Products & Chemicals Inc.	2,447,852	352,613
	Sherwin-Williams Co.	989,586	281,705
	International Paper Co.	5,189,409	212,973
	Nucor Corp.	4,008,076	189,582
	Newmont Mining Corp.	6,664,688	177,147
	Vulcan Materials Co.	1,677,454	177,089
	Freeport-McMoRan Inc.	15,766,662	163,027
^	Alcoa Inc.	16,560,007	158,645
	Eastman Chemical Co.	1,866,173	134,794
	Martin Marietta Materials Inc.	810,187	129,233
	Ball Corp.	1,784,806	127,239
	WestRock Co.	3,197,119	124,784
	Mosaic Co.	4,429,761	119,604
	Sealed Air Corp.	2,472,968	118,727
	Airgas Inc.	821,079	116,298
	International Flavors & Fragrances Inc.	1,005,880	114,439
	CF Industries Holdings Inc.	2,935,602	92,002
	Avery Dennison Corp.	1,126,365	81,222
	FMC Corp.	1,689,334	68,198
*	Owens-Illinois Inc.	2,027,571	32,360
			6,405,016
Telecommunication Services (2.8%)
	AT&T Inc.	77,554,251	3,037,800
	Verizon Communications Inc.	51,363,191	2,777,721
	CenturyLink Inc.	6,863,499	219,357
*	Level 3 Communications Inc.	3,640,374	192,394
	Frontier Communications Corp.	14,712,853	82,245
			6,309,517
Utilities (3.4%)
	Duke Energy Corp.	8,682,126	700,474
	NextEra Energy Inc.	5,809,248	687,466
	Southern Co.	11,505,861	595,198
	Dominion Resources Inc.	7,517,617	564,723
	Exelon Corp.	11,601,117	416,016
	American Electric Power Co. Inc.	6,192,735	411,198
	PG&E Corp.	6,215,478	371,188
	PPL Corp.	8,499,403	323,572
	Sempra Energy	2,974,187	309,464

Public Service Enterprise Group Inc.			6,384,139	300,948
Edison International			4,109,707	295,447
Consolidated Edison Inc.			3,704,328	283,826
Xcel Energy Inc.			6,404,262	267,826
WEC Energy Group Inc.			3,983,286	239,276
Eversource Energy			4,002,774	233,522
DTE Energy Co.			2,265,463	205,387
FirstEnergy Corp.			5,335,755	191,927
Entergy Corp.			2,248,129	178,232
American Water Works Co. Inc.			2,242,005	154,541
Ameren Corp.			3,055,967	153,104
CMS Energy Corp.			3,490,901	148,154
SCANA Corp.			1,800,078	126,276
CenterPoint Energy Inc.			5,419,166	113,369
Pinnacle West Capital Corp.			1,398,100	104,955
AGL Resources Inc.			1,516,233	98,768
AES Corp.			8,309,241	98,049
NiSource Inc.			4,027,131	94,879
TECO Energy Inc.			2,965,984	81,654
NRG Energy Inc.			3,983,165	51,821
				7,801,260
Total Common Stocks (Cost $144,256,540)				226,418,715

	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.495%		1,251,938,659	1,251,939

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.245%	4/20/16	5,000	4,999
[4,5] Federal Home Loan Bank Discount Notes	0.411%	6/2/16	10,000	9,994
[4,5] Federal Home Loan Bank Discount Notes	0.471%	8/10/16	15,000	14,976
[5,6] Freddie Mac Discount Notes	0.220%	4/15/16	25,000	24,998
				54,967
Total Temporary Cash Investments (Cost $1,306,904)				1,306,906
Total Investments (100.1%) (Cost $145,563,444)				227,725,621
Other Assets and Liabilities-Net (-0.1%)[3]				(257,776)
Net Assets (100%)				227,467,845

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $153,130,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $159,369,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $49,374,000 have been segregated as initial margin for open futures contracts.

6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	226,418,715	—	—
Temporary Cash Investments	1,251,939	54,967	—
Futures Contracts—Liabilities[1]	(1,892)	—	—
Total	227,668,762	54,967	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

500 Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	10,225	1,048,829	21,367

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $145,563,444,000. Net unrealized appreciation of investment securities for tax purposes was $82,162,177,000, consisting of unrealized gains of $88,252,180,000 on securities that had risen in value since their purchase and $6,090,003,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of March 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (16.3%)
*	Liberty Global plc	7,126,420	267,668
*,^ Tesla Motors Inc.		1,121,159	257,609
	Las Vegas Sands Corp.	4,035,311	208,545
*,^ Charter Communications Inc. Class A		842,043	170,455
*	Ulta Salon Cosmetics & Fragrance Inc.	702,309	136,065
*	Jarden Corp.	2,275,417	134,136
	Hilton Worldwide Holdings Inc.	5,767,512	129,884
^	Autoliv Inc.	970,292	114,960
*	DISH Network Corp. Class A	2,480,061	114,728
*	MGM Resorts International	5,197,417	111,433
*	LKQ Corp.	3,362,230	107,356
	Foot Locker Inc.	1,508,627	97,306
*	Norwegian Cruise Line Holdings Ltd.	1,732,464	95,788
*	Sirius XM Holdings Inc.	23,449,100	92,624
	Lear Corp.	819,638	91,119
	Aramark	2,488,655	82,424
*,^ lululemon athletica Inc.		1,203,524	81,491
*	Liberty Media Corp.	2,089,535	79,590
*	Liberty Global plc Class A	2,057,608	79,218
	Domino's Pizza Inc.	547,686	72,218
*	NVR Inc.	40,269	69,762
	Polaris Industries Inc.	664,229	65,413
	Carter's Inc.	567,195	59,771
*	ServiceMaster Global Holdings Inc.	1,485,027	55,956
*	Sally Beauty Holdings Inc.	1,677,061	54,303
	Vail Resorts Inc.	401,653	53,701
	Service Corp. International	2,133,308	52,650
	Six Flags Entertainment Corp.	937,045	51,997
*	Panera Bread Co. Class A	250,355	51,280
*	Toll Brothers Inc.	1,691,493	49,916
	Williams-Sonoma Inc.	907,361	49,669
	Gentex Corp.	3,136,184	49,207
	Brunswick Corp.	998,695	47,917
	Dunkin' Brands Group Inc.	1,005,670	47,437
*	Burlington Stores Inc.	835,842	47,008
	Dick's Sporting Goods Inc.	989,773	46,272
*	Skechers U.S.A. Inc. Class A	1,433,803	43,659
*	AMC Networks Inc. Class A	668,933	43,441
*	Liberty Media Corp. Class A	1,124,308	43,432
*	Liberty Broadband Corp.	727,284	42,146
*	Tempur Sealy International Inc.	684,005	41,581
	Cinemark Holdings Inc.	1,160,436	41,578
^	Cracker Barrel Old Country Store Inc.	262,338	40,051
	Pool Corp.	456,240	40,031
*	Office Depot Inc.	5,448,177	38,682
*	Madison Square Garden Co. Class A	224,995	37,430
*	JC Penney Co. Inc.	3,365,231	37,219
*	Live Nation Entertainment Inc.	1,607,096	35,854
*	Kate Spade & Co.	1,401,751	35,773

* Vista Outdoor Inc.	673,773	34,976
Tribune Media Co. Class A	877,436	33,650
Visteon Corp.	417,009	33,190
* Tenneco Inc.	633,111	32,612
* Helen of Troy Ltd.	312,672	32,421
Tupperware Brands Corp.	555,425	32,204
CST Brands Inc.	832,195	31,865
Thor Industries Inc.	492,145	31,384
* Bright Horizons Family Solutions Inc.	471,391	30,537
* Buffalo Wild Wings Inc.	205,688	30,467
Texas Roadhouse Inc. Class A	695,705	30,319
American Eagle Outfitters Inc.	1,816,280	30,277
Brinker International Inc.	638,823	29,354
CalAtlantic Group Inc.	831,142	27,777
* Michaels Cos. Inc.	981,842	27,462
* Murphy USA Inc.	429,812	26,412
John Wiley & Sons Inc. Class A	534,834	26,148
GNC Holdings Inc. Class A	818,251	25,979
Wendy's Co.	2,384,056	25,962
* Cabela's Inc.	532,203	25,913
Cheesecake Factory Inc.	487,206	25,866
Monro Muffler Brake Inc.	353,569	25,270
* Five Below Inc.	596,426	24,656
Big Lots Inc.	536,760	24,310
Jack in the Box Inc.	379,965	24,268
* Starz	905,594	23,844
* Pinnacle Entertainment Inc.	670,753	23,543
Lions Gate Entertainment Corp.	1,063,006	23,227
Dana Holding Corp.	1,647,593	23,215
Graham Holdings Co. Class B	48,360	23,213
Abercrombie & Fitch Co.	730,558	23,042
Sinclair Broadcast Group Inc. Class A	748,728	23,023
* Houghton Mifflin Harcourt Co.	1,137,380	22,679
* Steven Madden Ltd.	610,288	22,605
Bloomin' Brands Inc.	1,331,076	22,455
Lithia Motors Inc. Class A	253,779	22,163
* Grand Canyon Education Inc.	512,174	21,890
DSW Inc. Class A	783,845	21,665
* G-III Apparel Group Ltd.	438,121	21,420
Cable One Inc.	48,678	21,279
* Deckers Outdoor Corp.	352,421	21,114
Cooper Tire & Rubber Co.	570,019	21,102
Choice Hotels International Inc.	388,668	21,008
Core-Mark Holding Co. Inc.	254,442	20,752
* Ascena Retail Group Inc.	1,869,166	20,673
Wolverine World Wide Inc.	1,116,595	20,568
Churchill Downs Inc.	138,650	20,504
Dillard's Inc. Class A	240,911	20,456
* Fossil Group Inc.	454,254	20,178
Chico's FAS Inc.	1,503,662	19,954
* DreamWorks Animation SKG Inc. Class A	789,504	19,698
Meredith Corp.	413,085	19,622
Gannett Co. Inc.	1,283,536	19,433
* Groupon Inc. Class A	4,832,720	19,283
Columbia Sportswear Co.	317,142	19,057
Sonic Corp.	536,439	18,861
Marriott Vacations Worldwide Corp.	275,193	18,576

*	TRI Pointe Group Inc.	1,567,565	18,466
	Children's Place Inc.	220,886	18,437
	Time Inc.	1,190,508	18,381
*	Dorman Products Inc.	336,895	18,334
	HSN Inc.	349,365	18,275
*	Boyd Gaming Corp.	875,846	18,095
	Aaron's Inc.	715,199	17,952
*	Shutterfly Inc.	380,979	17,666
*	Genesco Inc.	242,204	17,499
	Penske Automotive Group Inc.	460,794	17,464
	New York Times Co. Class A	1,385,474	17,263
	Papa John's International Inc.	315,914	17,119
	DineEquity Inc.	182,834	17,082
	Drew Industries Inc.	264,944	17,078
*	Media General Inc.	1,038,982	16,946
*,^ Restoration Hardware Holdings Inc.		404,375	16,943
*	Gentherm Inc.	397,228	16,521
*	Express Inc.	770,333	16,493
*	Asbury Automotive Group Inc.	275,404	16,480
*	Tumi Holdings Inc.	613,476	16,453
*	Liberty TripAdvisor Holdings Inc. Class A	734,098	16,268
	Sotheby's	601,500	16,078
^	Regal Entertainment Group Class A	755,087	15,963
*	Smith & Wesson Holding Corp.	596,872	15,889
*	Liberty Broadband Corp. Class A	272,445	15,845
*	Hyatt Hotels Corp. Class A	315,260	15,602
	SeaWorld Entertainment Inc.	733,021	15,437
	Nexstar Broadcasting Group Inc. Class A	334,684	14,816
*	Meritage Homes Corp.	404,971	14,765
	La-Z-Boy Inc.	550,102	14,710
*,^ Diamond Resorts International Inc.		592,998	14,410
	Group 1 Automotive Inc.	243,267	14,277
	Sturm Ruger & Co. Inc.	208,201	14,237
*	Cooper-Standard Holding Inc.	189,492	13,613
	Caleres Inc.	478,742	13,544
	KB Home	933,044	13,324
*	Penn National Gaming Inc.	790,939	13,201
	Guess? Inc.	696,540	13,074
*	Popeyes Louisiana Kitchen Inc.	249,173	12,972
*	American Axle & Manufacturing Holdings Inc.	836,279	12,870
*	TopBuild Corp.	415,905	12,369
	Extended Stay America Inc.	753,050	12,275
*	La Quinta Holdings Inc.	971,966	12,150
*	MSG Networks Inc.	670,145	11,587
*	Wayfair Inc.	266,697	11,527
*	LifeLock Inc.	945,214	11,409
*	iRobot Corp.	322,261	11,376
	Bob Evans Farms Inc.	239,683	11,191
	Cato Corp. Class A	288,462	11,120
	Scholastic Corp.	297,042	11,100
*	Dave & Buster's Entertainment Inc.	284,090	11,017
	International Speedway Corp. Class A	296,621	10,948
*	Krispy Kreme Doughnuts Inc.	699,992	10,913
*	Select Comfort Corp.	557,523	10,810
	DeVry Education Group Inc.	622,434	10,749
	Oxford Industries Inc.	159,240	10,706
*	Universal Electronics Inc.	171,936	10,658

	National CineMedia Inc.	695,163	10,573
	MDC Holdings Inc.	419,351	10,509
^	Buckle Inc.	309,660	10,488
	Finish Line Inc. Class A	490,284	10,345
*,^ GoPro Inc. Class A		858,402	10,266
	ClubCorp Holdings Inc.	717,247	10,070
	Ethan Allen Interiors Inc.	310,321	9,874
*	Red Robin Gourmet Burgers Inc.	151,741	9,783
*	Fiesta Restaurant Group Inc.	296,767	9,728
*	Denny's Corp.	924,100	9,574
*,^ Mattress Firm Holding Corp.		225,296	9,550
*	Hibbett Sports Inc.	264,796	9,506
	Tailored Brands Inc.	527,156	9,436
*	Francesca's Holdings Corp.	492,261	9,432
	Callaway Golf Co.	1,026,642	9,363
	Rent-A-Center Inc.	584,715	9,268
*	BJ's Restaurants Inc.	222,722	9,259
*	Apollo Education Group Inc.	1,124,128	9,235
*	Belmond Ltd. Class A	969,175	9,197
	EW Scripps Co. Class A	587,558	9,160
*	Vitamin Shoppe Inc.	285,293	8,833
*,^ Sears Holdings Corp.		565,294	8,655
*	Gray Television Inc.	731,450	8,573
*	Cavco Industries Inc.	90,631	8,470
*,^ Zoe's Kitchen Inc.		210,907	8,223
	Barnes & Noble Inc.	665,263	8,223
*	Carmike Cinemas Inc.	269,277	8,089
*,^ 2U Inc.		357,783	8,086
	Standard Motor Products Inc.	231,344	8,016
*	Crocs Inc.	820,056	7,889
*	Motorcar Parts of America Inc.	199,694	7,584
	New Media Investment Group Inc.	449,885	7,486
	Ruth's Hospitality Group Inc.	406,557	7,485
	Nutrisystem Inc.	353,311	7,374
	Winnebago Industries Inc.	325,573	7,309
^	Outerwall Inc.	189,816	7,021
	Capella Education Co.	133,042	7,003
*	Regis Corp.	451,945	6,865
	Pier 1 Imports Inc.	965,040	6,765
*	Strayer Education Inc.	137,433	6,700
^	World Wrestling Entertainment Inc. Class A	372,790	6,583
	Fred's Inc. Class A	439,715	6,556
^	Interval Leisure Group Inc.	443,503	6,404
	AMC Entertainment Holdings Inc.	226,329	6,335
	Tower International Inc.	229,460	6,241
*	Nautilus Inc.	321,091	6,203
	Superior Industries International Inc.	277,914	6,136
*	Modine Manufacturing Co.	546,405	6,016
	Sonic Automotive Inc. Class A	308,045	5,693
	Movado Group Inc.	206,642	5,689
*	FTD Cos. Inc.	215,272	5,651
	PetMed Express Inc.	314,686	5,636
*	Chuy's Holdings Inc.	179,423	5,575
*	Carrols Restaurant Group Inc.	381,614	5,511
*	Loral Space & Communications Inc.	153,641	5,397
*	MarineMax Inc.	273,074	5,317
*,^ Scientific Games Corp. Class A		556,083	5,244

*	Zumiez Inc.	253,208	5,044
*	M/I Homes Inc.	270,250	5,040
*	Taylor Morrison Home Corp. Class A	349,943	4,941
*	Vera Bradley Inc.	241,052	4,903
	Haverty Furniture Cos. Inc.	231,209	4,892
*	Installed Building Products Inc.	181,238	4,823
	Entravision Communications Corp. Class A	647,937	4,821
*	Biglari Holdings Inc.	12,882	4,788
*	Ollie's Bargain Outlet Holdings Inc.	202,052	4,734
*	Tile Shop Holdings Inc.	314,560	4,690
*	Global Eagle Entertainment Inc.	548,992	4,677
*,^ Lands' End Inc.		181,267	4,624
*	Unifi Inc.	201,338	4,613
	Libbey Inc.	247,877	4,611
	Shoe Carnival Inc.	166,200	4,481
	Marcus Corp.	235,696	4,466
	NACCO Industries Inc. Class A	76,477	4,391
*,^ Weight Watchers International Inc.		299,253	4,348
*	American Public Education Inc.	209,342	4,319
*	Stoneridge Inc.	294,475	4,288
*	Del Frisco's Restaurant Group Inc.	256,839	4,258
*	Barnes & Noble Education Inc.	432,778	4,241
*,^ Iconix Brand Group Inc.		526,620	4,239
	Speedway Motorsports Inc.	209,305	4,151
	Hooker Furniture Corp.	123,148	4,045
*	Federal-Mogul Holdings Corp.	406,458	4,016
*	Tuesday Morning Corp.	487,440	3,987
*	WCI Communities Inc.	209,924	3,900
*	Ruby Tuesday Inc.	722,808	3,889
*	Party City Holdco Inc.	257,140	3,867
*,^ Lumber Liquidators Holdings Inc.		292,271	3,835
*,^ LGI Homes Inc.		156,176	3,781
	Blue Nile Inc.	145,698	3,746
	Bassett Furniture Industries Inc.	115,678	3,686
*	Isle of Capri Casinos Inc.	258,733	3,622
*,^ Conn's Inc.		288,478	3,594
*	Career Education Corp.	770,272	3,497
*	Fox Factory Holding Corp.	220,436	3,485
*	K12 Inc.	352,048	3,482
*	Potbelly Corp.	254,018	3,457
	Carriage Services Inc. Class A	159,503	3,447
*	Sportsman's Warehouse Holdings Inc.	262,345	3,306
*	Del Taco Restaurants Inc.	315,903	3,263
*,^ Caesars Entertainment Corp.		464,669	3,160
	Stage Stores Inc.	380,287	3,065
	Citi Trends Inc.	171,780	3,063
*	Beazer Homes USA Inc.	345,758	3,015
*	El Pollo Loco Holdings Inc.	224,028	2,989
	Kirkland's Inc.	168,195	2,945
*	Eldorado Resorts Inc.	257,203	2,942
	Flexsteel Industries Inc.	67,329	2,941
	Strattec Security Corp.	50,791	2,915
*	Overstock.com Inc.	201,956	2,904
*	Wingstop Inc.	127,994	2,903
	Big 5 Sporting Goods Corp.	256,712	2,852
*,^ William Lyon Homes Class A		196,688	2,850
*,^ Noodles & Co. Class A		239,938	2,846

	Culp Inc.	104,748	2,746
*	ZAGG Inc.	303,579	2,735
*	Malibu Boats Inc. Class A	165,591	2,716
*	Entercom Communications Corp. Class A	253,608	2,683
	Arctic Cat Inc.	158,978	2,671
	Marine Products Corp.	340,089	2,581
*	1-800-Flowers.com Inc. Class A	326,115	2,570
	Stein Mart Inc.	345,662	2,534
*	Horizon Global Corp.	201,351	2,533
*	Planet Fitness Inc. Class A	153,361	2,491
*,^ Chegg Inc.		549,449	2,451
*	Perry Ellis International Inc.	129,924	2,392
	Clear Channel Outdoor Holdings Inc. Class A	506,768	2,382
*,^ Shake Shack Inc. Class A		63,218	2,359
*	Crown Media Holdings Inc. Class A	461,389	2,344
	CSS Industries Inc.	83,643	2,336
	Saga Communications Inc. Class A	57,728	2,313
*	America's Car-Mart Inc.	92,351	2,309
*	Monarch Casino & Resort Inc.	117,591	2,288
	Journal Media Group Inc.	189,669	2,268
*	Habit Restaurants Inc. Class A	121,335	2,260
*,^ Jamba Inc.		182,558	2,256
*	Green Brick Partners Inc.	290,167	2,202
*,^ Central European Media Enterprises Ltd. Class A		857,199	2,186
*	Duluth Holdings Inc.	110,849	2,160
*,^ Sequential Brands Group Inc.		336,031	2,147
*	Ascent Capital Group Inc. Class A	144,453	2,139
*	Destination XL Group Inc.	412,446	2,132
*	Build-A-Bear Workshop Inc.	163,475	2,124
*,^ Hovnanian Enterprises Inc. Class A		1,358,934	2,120
	Collectors Universe Inc.	125,188	2,078
*,^ JAKKS Pacific Inc.		271,572	2,021
*	Cherokee Inc.	109,465	1,947
	Lifetime Brands Inc.	128,936	1,943
	Winmark Corp.	19,529	1,913
*	Bridgepoint Education Inc.	189,687	1,912
*	Century Communities Inc.	110,893	1,893
	Metaldyne Performance Group Inc.	112,244	1,887
	Spartan Motors Inc.	466,922	1,844
	Tribune Publishing Co.	236,680	1,827
*	Reading International Inc. Class A	145,035	1,738
*,^ Intrawest Resorts Holdings Inc.		196,642	1,681
*	Bojangles' Inc.	93,635	1,593
*	Century Casinos Inc.	252,233	1,554
*	Nathan's Famous Inc.	35,455	1,546
*	West Marine Inc.	168,708	1,534
	Weyco Group Inc.	56,363	1,500
*	Etsy Inc.	170,033	1,479
*	Boot Barn Holdings Inc.	152,578	1,434
*	VOXX International Corp. Class A	319,823	1,430
*,^ Papa Murphy's Holdings Inc.		119,339	1,426
	Harte-Hanks Inc.	563,504	1,426
*	Kona Grill Inc.	109,547	1,419
*	Gaiam Inc. Class A	216,758	1,387
	Escalade Inc.	117,514	1,383
	A H Belo Corp. Class A	278,764	1,341
*	Bravo Brio Restaurant Group Inc.	171,832	1,332

*	Red Lion Hotels Corp.	155,411	1,310
	Superior Uniform Group Inc.	71,384	1,272
*	Black Diamond Inc.	277,258	1,253
*	Tandy Leather Factory Inc.	173,075	1,203
	Rocky Brands Inc.	91,454	1,165
*	J Alexander's Holdings Inc.	108,085	1,141
*,^ Container Store Group Inc.		194,033	1,139
*,^ Vince Holding Corp.		177,545	1,124
	Universal Technical Institute Inc.	260,071	1,121
*	Delta Apparel Inc.	58,253	1,115
	Destination Maternity Corp.	159,763	1,093
*	Fuel Systems Solutions Inc.	195,973	1,084
*	New York & Co. Inc.	271,261	1,074
*	Lee Enterprises Inc.	589,810	1,062
	RCI Hospitality Holdings Inc.	118,944	1,054
*,^ New Home Co. Inc.		82,579	1,012
*	Christopher & Banks Corp.	416,043	994
	Ark Restaurants Corp.	47,616	981
*	Luby's Inc.	192,966	936
*	Sizmek Inc.	320,840	930
	Liberty Tax Inc.	47,121	923
*	Sears Hometown and Outlet Stores Inc.	142,041	912
*	Ballantyne Strong Inc.	193,171	887
*	Lakeland Industries Inc.	70,616	866
*	Golden Entertainment Inc.	77,817	844
*	Tilly's Inc. Class A	125,397	839
*	Insignia Systems Inc.	293,458	836
	Johnson Outdoors Inc. Class A	36,000	800
*	Cumulus Media Inc. Class A	1,707,527	793
*	Lindblad Expeditions Holdings Inc.	76,068	756
*	Gaming Partners International Corp.	75,048	739
*	Skullcandy Inc.	207,532	739
*	LeapFrog Enterprises Inc.	738,736	735
*	McClatchy Co. Class A	688,063	722
*	Trans World Entertainment Corp.	197,775	720
*	Town Sports International Holdings Inc.	242,559	696
*	Fogo De Chao Inc.	44,490	694
*,^ ITT Educational Services Inc.		224,474	694
*	MCBC Holdings Inc.	47,967	675
*	Cambium Learning Group Inc.	157,305	672
*	Lincoln Educational Services Corp.	265,680	659
*	Morgans Hotel Group Co.	468,574	647
*	Famous Dave's of America Inc.	105,884	645
*	Dixie Group Inc.	147,733	622
*,^ Hemisphere Media Group Inc. Class A		43,729	574
	Dover Motorsports Inc.	247,503	562
*	Skyline Corp.	58,915	546
*,^ Rave Restaurant Group Inc.		102,177	544
*	EVINE Live Inc.	447,659	524
*,^ Empire Resorts Inc.		33,931	463
	Beasley Broadcast Group Inc. Class A	131,564	462
*,^ Vuzix Corp.		84,217	449
*	Townsquare Media Inc. Class A	39,544	443
*	Daily Journal Corp.	2,134	418
*	Radio One Inc.	289,364	414
*	Shiloh Industries Inc.	74,988	385
*,^ hhgregg Inc.		179,105	378

*	UCP Inc.	42,026	338
*	Full House Resorts Inc.	227,501	328
*	Cosi Inc.	359,826	306
^	Bon-Ton Stores Inc.	128,140	291
*	Good Times Restaurants Inc.	71,001	283
*	Stanley Furniture Co. Inc.	106,535	282
*	Dover Downs Gaming & Entertainment Inc.	250,438	268
*,^ Gordmans Stores Inc.		112,537	254
*,^ ReachLocal Inc.		141,529	253
	Salem Media Group Inc. Class A	43,874	253
*,^ Forward Industries Inc.		193,183	249
*	Ignite Restaurant Group Inc.	75,700	245
*	Spanish Broadcasting System Inc.	73,134	245
*	Summer Infant Inc.	135,595	237
*,^ bebe stores inc		425,432	234
*	Charles & Colvard Ltd.	184,730	212
*	Emerson Radio Corp.	249,112	209
*	Emmis Communications Corp. Class A	353,643	206
*	UQM Technologies Inc.	353,941	202
*	Fenix Parts Inc.	43,192	199
	Educational Development Corp.	12,950	182
*,^ Live Ventures Inc.		128,344	178
*,^ Aeropostale Inc.		894,542	178
*	Perfumania Holdings Inc.	66,167	165
*,^ Chanticleer Holdings Inc.		198,489	161
*,^ Turtle Beach Corp.		140,759	160
*,^ Cinedigm Corp. Class A		740,576	153
*	CafePress Inc.	40,283	149
	Peak Resorts Inc.	33,995	116
*	Differential Brands Group Inc.	21,226	104
*	Nova Lifestyle Inc.	80,959	95
*,^ Clean Diesel Technologies Inc.		130,761	94
*	US Auto Parts Network Inc.	36,063	92
*	Sypris Solutions Inc.	88,213	84
*	Nevada Gold & Casinos Inc.	33,200	71
*	JRjr33 Inc.	50,630	51
*	NTN Buzztime Inc.	287,989	43
*	Workhorse Group Inc.	4,309	40
*	SPAR Group Inc.	33,227	32
*,^ Comstock Holding Cos. Inc. Class A		17,945	32
*	Appliance Recycling Centers of America Inc.	24,098	28
	Flanigan's Enterprises Inc.	1,352	26
*	Diversified Restaurant Holdings Inc.	10,100	19
	AMCON Distributing Co.	172	14
*	Entertainment Gaming Asia Inc.	5,940	12
	AG&E Holdings Inc.	32,460	11
	Crown Crafts Inc.	1,013	9
*	Koss Corp.	3,992	8
	P&F Industries Inc. Class A	574	5
	Unique Fabricating Inc.	196	2
	Canterbury Park Holding Corp.	209	2
*	DGSE Cos. Inc.	431	—
*	Here Media Inc.	12,670	—
*	Here Media Inc.	12,670	—
			6,973,657
Consumer Staples (3.4%)
*	Rite Aid Corp.	11,475,235	93,523

	Bunge Ltd.	1,571,453	89,054
	Ingredion Inc.	790,117	84,377
*	WhiteWave Foods Co. Class A	1,933,891	78,593
*	TreeHouse Foods Inc.	617,995	53,611
	Pinnacle Foods Inc.	1,199,640	53,600
*	Edgewell Personal Care Co.	651,854	52,494
	Casey's General Stores Inc.	430,188	48,749
*	Post Holdings Inc.	706,507	48,586
*	Hain Celestial Group Inc.	1,132,162	46,317
*	Sprouts Farmers Market Inc.	1,561,840	45,356
*,^ Herbalife Ltd.		711,566	43,804
	Flowers Foods Inc.	2,062,624	38,076
	Spectrum Brands Holdings Inc.	300,074	32,792
	Energizer Holdings Inc.	683,182	27,676
	Snyder's-Lance Inc.	875,267	27,553
	Nu Skin Enterprises Inc. Class A	628,342	24,034
	Lancaster Colony Corp.	216,550	23,944
*	Darling Ingredients Inc.	1,804,053	23,759
	B&G Foods Inc.	679,266	23,645
	Avon Products Inc.	4,786,477	23,023
*	United Natural Foods Inc.	553,219	22,295
	Vector Group Ltd.	970,637	22,169
^	Coty Inc. Class A	751,689	20,919
	Sanderson Farms Inc.	216,508	19,525
*	Boston Beer Co. Inc. Class A	104,165	19,278
*	HRG Group Inc.	1,352,957	18,847
	PriceSmart Inc.	217,652	18,409
*,^ Pilgrim's Pride Corp.		701,918	17,829
^	Cal-Maine Foods Inc.	340,810	17,691
	J&J Snack Foods Corp.	163,210	17,672
	Dean Foods Co.	997,738	17,281
*	SUPERVALU Inc.	2,908,844	16,755
	WD-40 Co.	152,355	16,456
	Fresh Del Monte Produce Inc.	377,887	15,898
	Universal Corp.	243,517	13,834
*	Fresh Market Inc.	473,401	13,506
	SpartanNash Co.	409,490	12,412
*,^ Blue Buffalo Pet Products Inc.		368,414	9,453
	Calavo Growers Inc.	163,776	9,345
	Andersons Inc.	290,200	9,115
*	Seaboard Corp.	3,004	9,021
^	Tootsie Roll Industries Inc.	256,669	8,968
	Coca-Cola Bottling Co. Consolidated	53,199	8,499
*	USANA Health Sciences Inc.	63,640	7,727
*	Central Garden & Pet Co. Class A	472,424	7,696
	Weis Markets Inc.	148,796	6,705
	John B Sanfilippo & Son Inc.	94,262	6,513
	Inter Parfums Inc.	191,175	5,907
*	National Beverage Corp.	130,239	5,512
*	Revlon Inc. Class A	150,709	5,487
	Ingles Markets Inc. Class A	142,549	5,346
*	Smart & Final Stores Inc.	304,952	4,940
*	Performance Food Group Co.	187,366	4,375
*	Chefs' Warehouse Inc.	206,073	4,181
*	Omega Protein Corp.	238,912	4,047
	MGP Ingredients Inc.	158,679	3,846
	Medifast Inc.	124,312	3,753

*	Landec Corp.	297,376	3,122
*	Seneca Foods Corp. Class A	84,825	2,947
	Orchids Paper Products Co.	102,581	2,822
*	Primo Water Corp.	255,379	2,577
^	Natural Health Trends Corp.	76,567	2,538
*	Nutraceutical International Corp.	102,062	2,485
*	Amplify Snack Brands Inc.	169,342	2,425
*	Natural Grocers by Vitamin Cottage Inc.	112,155	2,386
*,^ Elizabeth Arden Inc.		285,830	2,341
*	Farmer Brothers Co.	82,141	2,289
	Oil-Dri Corp. of America	58,314	1,970
	Alliance One International Inc.	111,743	1,962
	Village Super Market Inc. Class A	69,128	1,670
^	Limoneira Co.	100,587	1,529
*,^ Freshpet Inc.		191,349	1,403
*	Lifevantage Corp.	153,936	1,401
*	Inventure Foods Inc.	218,926	1,237
	United-Guardian Inc.	57,249	1,183
	Alico Inc.	41,342	1,141
	Rocky Mountain Chocolate Factory Inc.	112,209	1,141
*	Natural Alternatives International Inc.	77,773	1,052
*	Lifeway Foods Inc.	91,516	991
*	Craft Brew Alliance Inc.	106,404	876
*	Synutra International Inc.	170,743	849
*	S&W Seed Co.	184,812	773
	Nature's Sunshine Products Inc.	75,386	724
*	Female Health Co.	271,459	508
*	Castle Brands Inc.	493,881	464
*,^ 22nd Century Group Inc.		573,375	449
*	Mannatech Inc.	11,471	256
*	Reed's Inc.	47,108	220
*	Central Garden & Pet Co.	11,261	184
*	Coffee Holding Co. Inc.	22,521	88
*,^ Fairway Group Holdings Corp.		233,299	82
*,^ DS Healthcare Group Inc.		104,494	80
*	Reliv International Inc.	45,472	38
*	Crystal Rock Holdings Inc.	42,584	31
*	RiceBran Technologies	20,529	23
*	Tofutti Brands Inc.	3,498	11
	Golden Enterprises Inc.	1,541	8
*	Ocean Bio-Chem Inc.	1,200	3
*	MYOS RENS Technology Inc.	1,200	2
			1,462,059
Energy (3.3%)
*	Cheniere Energy Inc.	2,596,277	87,832
*	Weatherford International plc	9,687,988	75,373
	HollyFrontier Corp.	1,949,257	68,848
*	Diamondback Energy Inc.	786,986	60,740
^	Core Laboratories NV	467,227	52,521
	Targa Resources Corp.	1,755,357	52,415
	Energen Corp.	1,067,339	39,054
*	Gulfport Energy Corp.	1,359,480	38,528
	World Fuel Services Corp.	781,056	37,944
	Oceaneering International Inc.	1,077,949	35,831
	PBF Energy Inc. Class A	1,077,935	35,787
	QEP Resources Inc.	2,098,350	29,608
*	PDC Energy Inc.	497,735	29,590

^	CONSOL Energy Inc.	2,523,683	28,492
	Nabors Industries Ltd.	3,080,256	28,338
	Patterson-UTI Energy Inc.	1,606,930	28,314
	Noble Corp. plc	2,673,663	27,672
*	Continental Resources Inc.	903,265	27,423
	Ensco plc Class A	2,585,307	26,810
*	Parsley Energy Inc. Class A	1,171,313	26,472
*	Dril-Quip Inc.	416,344	25,214
*	RSP Permian Inc.	772,443	22,432
	Superior Energy Services Inc.	1,660,480	22,234
	Western Refining Inc.	757,097	22,024
	Rowan Cos. plc Class A	1,362,256	21,932
*,^ Antero Resources Corp.		861,141	21,417
*	Carrizo Oil & Gas Inc.	594,534	18,383
*	WPX Energy Inc.	2,575,621	18,004
*,^ Whiting Petroleum Corp.		2,243,727	17,905
*	Matador Resources Co.	941,288	17,847
*	Oil States International Inc.	562,788	17,739
	US Silica Holdings Inc.	680,541	15,462
	SM Energy Co.	750,021	14,055
*	Oasis Petroleum Inc.	1,919,689	13,975
*	Rice Energy Inc.	870,430	12,151
	SemGroup Corp. Class A	488,994	10,953
*	Cobalt International Energy Inc.	3,679,284	10,928
*,^ Laredo Petroleum Inc.		1,369,025	10,856
*	Callon Petroleum Co.	1,221,458	10,810
*	McDermott International Inc.	2,611,867	10,683
*	Memorial Resource Development Corp.	1,017,517	10,358
*	SEACOR Holdings Inc.	182,043	9,912
*	Synergy Resources Corp.	1,263,397	9,817
^	RPC Inc.	675,612	9,580
*	Forum Energy Technologies Inc.	708,406	9,351
*	Kosmos Energy Ltd.	1,585,270	9,226
	Delek US Holdings Inc.	601,023	9,160
	Denbury Resources Inc.	3,850,607	8,548
	Bristow Group Inc.	381,639	7,221
	Frank's International NV	414,803	6,836
	Green Plains Inc.	390,829	6,238
	Archrock Inc.	772,184	6,178
*	Helix Energy Solutions Group Inc.	1,101,244	6,167
*	Exterran Corp.	390,695	6,040
^	Atwood Oceanics Inc.	632,712	5,802
*	Par Pacific Holdings Inc.	307,222	5,764
*	TETRA Technologies Inc.	896,868	5,695
*	Matrix Service Co.	299,776	5,306
*	Unit Corp.	560,423	4,937
	CVR Energy Inc.	182,408	4,761
	California Resources Corp.	4,264,107	4,392
*	Newpark Resources Inc.	963,452	4,162
*	Renewable Energy Group Inc.	392,447	3,705
	Tesco Corp.	429,694	3,700
*	Hornbeck Offshore Services Inc.	368,942	3,664
	Tidewater Inc.	532,521	3,637
	Alon USA Energy Inc.	340,350	3,512
*	REX American Resources Corp.	62,670	3,476
*	Bill Barrett Corp.	557,127	3,465
*,^ Sanchez Energy Corp.		621,177	3,410

^	CARBO Ceramics Inc.	217,142	3,083
*	Parker Drilling Co.	1,423,619	3,018
	Panhandle Oil and Gas Inc. Class A	168,852	2,923
*	Natural Gas Services Group Inc.	130,877	2,831
*,^ Northern Oil and Gas Inc.		632,562	2,524
*,^ Clean Energy Fuels Corp.		810,027	2,373
*	Contango Oil & Gas Co.	192,384	2,268
*	Era Group Inc.	219,376	2,058
*,^ EXCO Resources Inc.		2,011,461	1,990
*,^ EP Energy Corp. Class A		439,315	1,986
*	RigNet Inc.	141,953	1,942
*	Geospace Technologies Corp.	150,160	1,853
*,^ Gulfmark Offshore Inc.		294,733	1,819
*	Pioneer Energy Services Corp.	743,166	1,635
*,^ Westmoreland Coal Co.		199,528	1,439
	Gulf Island Fabrication Inc.	182,323	1,431
*	PHI Inc.	75,566	1,429
*,^ Cloud Peak Energy Inc.		722,780	1,409
	Evolution Petroleum Corp.	280,110	1,361
*,^ Fairmount Santrol Holdings Inc.		519,661	1,304
*	Ring Energy Inc.	252,592	1,276
*	Gener8 Maritime Inc.	170,793	1,206
*	Willbros Group Inc.	565,733	1,205
*	Pacific Ethanol Inc.	256,630	1,201
*	Abraxas Petroleum Corp.	1,177,247	1,189
*,^ Basic Energy Services Inc.		427,912	1,181
*	Jones Energy Inc. Class A	324,797	1,082
*	Dawson Geophysical Co.	228,023	1,042
*	PHI Inc. NV	52,531	992
*,^ W&T Offshore Inc.		442,619	969
*	Gastar Exploration Inc.	848,535	933
*,^ Halcon Resources Corp.		959,020	922
*,^ Uranium Energy Corp.		1,220,917	913
	Adams Resources & Energy Inc.	22,134	885
*,^ Ultra Petroleum Corp.		1,678,670	836
*,^ Eclipse Resources Corp.		557,417	803
*	ION Geophysical Corp.	97,515	788
^	Hallador Energy Co.	168,750	771
*,^ C&J Energy Services Ltd.		511,602	721
*,^ Bonanza Creek Energy Inc.		449,359	715
*	Synthesis Energy Systems Inc.	593,296	665
*	VAALCO Energy Inc.	699,654	658
^	Energy XXI Ltd.	1,055,335	657
*	Clayton Williams Energy Inc.	70,075	625
*,^ Erin Energy Corp.		329,920	620
*	Isramco Inc.	7,288	595
*,^ Key Energy Services Inc.		1,603,382	592
*,^ Amyris Inc.		484,694	538
*	Stone Energy Corp.	632,926	500
*	Approach Resources Inc.	429,645	498
*,^ Peabody Energy Corp.		205,470	477
*	PetroQuest Energy Inc.	748,852	454
*	Mitcham Industries Inc.	148,174	453
*	Triangle Petroleum Corp.	808,206	438
*	Zion Oil & Gas Inc.	240,958	424
*,^ Rex Energy Corp.		550,670	423
*	Resolute Energy Corp.	776,510	396

*,^ Comstock Resources Inc.		476,416	365
*,^ Seventy Seven Energy Inc.		516,675	300
*	Centrus Energy Corp. Class A	66,160	298
*,^ Vertex Energy Inc.		151,434	295
*	Harvest Natural Resources Inc.	486,103	293
*	Aspen Aerogels Inc.	61,821	278
*	Independence Contract Drilling Inc.	53,229	254
*	Profire Energy Inc.	187,943	182
*	Warren Resources Inc.	960,406	164
*	PrimeEnergy Corp.	3,726	124
*	TransAtlantic Petroleum Ltd.	151,166	113
*	US Energy Corp. Wyoming	294,118	107
*	Barnwell Industries Inc.	48,034	79
*	Tengasco Inc.	55,819	76
*,^ Uranium Resources Inc.		26,132	67
*	Forbes Energy Services Ltd.	143,916	65
*	Magellan Petroleum Corp.	49,825	53
*	Glori Energy Inc.	261,986	52
*,^ Earthstone Energy Inc.		4,219	51
*,^ Gevo Inc.		167,884	45
*	Aemetis Inc.	17,273	35
*,^ Lucas Energy Inc.		10,112	32
*	Enservco Corp.	47,023	27
*	ENGlobal Corp.	21,344	22
*	FieldPoint Petroleum Corp.	35,776	19
*	Lilis Energy Inc.	103,154	18
*	Yuma Energy Inc.	57,924	12
*,^ Torchlight Energy Resources Inc.		14,471	10
*	Superior Drilling Products Inc.	6,778	9
*,^ Emerald Oil Inc.		31,364	9
*	PEDEVCO Corp.	40,105	8
*	Dakota Plains Holdings Inc.	73,177	7
*	Eco-Stim Energy Solutions Inc.	1,481	4
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	1
*	SAExploration Holdings Inc.	678	—
			1,429,409
Financials (25.3%)
	Digital Realty Trust Inc.	1,614,035	142,826
*	Markel Corp.	153,140	136,535
	Annaly Capital Management Inc.	10,371,661	106,413
	First Republic Bank	1,568,222	104,506
*	Arch Capital Group Ltd.	1,361,307	96,789
	TD Ameritrade Holding Corp.	2,935,853	92,567
	Everest Re Group Ltd.	466,715	92,144
*	Ally Financial Inc.	4,809,672	90,037
	VEREIT Inc.	9,917,845	87,971
	Arthur J Gallagher & Co.	1,932,460	85,956
	Duke Realty Corp.	3,785,856	85,333
	Mid-America Apartment Communities Inc.	830,426	84,878
	New York Community Bancorp Inc.	5,337,419	84,865
*	Alleghany Corp.	169,292	84,003
	Camden Property Trust	953,135	80,149
	Regency Centers Corp.	1,065,612	79,761
*	Signature Bank	583,395	79,412
	Alexandria Real Estate Equities Inc.	806,522	73,305
	MSCI Inc. Class A	972,376	72,034
	National Retail Properties Inc.	1,555,157	71,848

American Capital Agency Corp.	3,780,278	70,427
FactSet Research Systems Inc.	452,746	68,605
Reinsurance Group of America Inc. Class A	712,153	68,545
Voya Financial Inc.	2,282,470	67,949
American Campus Communities Inc.	1,435,088	67,578
WP Carey Inc.	1,081,332	67,302
Raymond James Financial Inc.	1,404,134	66,851
SEI Investments Co.	1,513,609	65,161
Equity LifeStyle Properties Inc.	887,670	64,560
Omega Healthcare Investors Inc.	1,827,446	64,509
CubeSmart	1,902,352	63,348
Kilroy Realty Corp.	1,011,827	62,602
WR Berkley Corp.	1,081,288	60,768
CBOE Holdings Inc.	904,081	59,064
DDR Corp.	3,314,133	58,958
* Realogy Holdings Corp.	1,610,493	58,155
CIT Group Inc.	1,873,266	58,127
Jones Lang LaSalle Inc.	494,638	58,031
Axis Capital Holdings Ltd.	1,045,490	57,983
* SVB Financial Group	564,622	57,620
RenaissanceRe Holdings Ltd.	468,764	56,172
Lamar Advertising Co. Class A	902,125	55,481
Lazard Ltd. Class A	1,425,578	55,312
American Financial Group Inc.	777,448	54,709
Spirit Realty Capital Inc.	4,839,073	54,440
Liberty Property Trust	1,602,292	53,613
MarketAxess Holdings Inc.	413,367	51,601
East West Bancorp Inc.	1,573,904	51,120
Sovran Self Storage Inc.	431,434	50,888
White Mountains Insurance Group Ltd.	63,000	50,564
Forest City Realty Trust Inc. Class A	2,392,250	50,453
Highwoods Properties Inc.	1,041,947	49,815
Starwood Property Trust Inc.	2,597,163	49,164
Brixmor Property Group Inc.	1,871,195	47,940
Old Republic International Corp.	2,606,520	47,647
Weingarten Realty Investors	1,256,634	47,149
Taubman Centers Inc.	659,197	46,955
Senior Housing Properties Trust	2,614,616	46,775
EPR Properties	696,103	46,374
Douglas Emmett Inc.	1,538,400	46,321
PacWest Bancorp	1,237,996	45,992
Sun Communities Inc.	639,754	45,813
First American Financial Corp.	1,197,647	45,642
Brown & Brown Inc.	1,260,623	45,130
Investors Bancorp Inc.	3,859,097	44,920
Hospitality Properties Trust	1,654,424	43,941
Endurance Specialty Holdings Ltd.	665,175	43,463
Eaton Vance Corp.	1,267,611	42,490
Hanover Insurance Group Inc.	467,351	42,164
Retail Properties of America Inc.	2,645,030	41,924
Validus Holdings Ltd.	885,679	41,795
* Howard Hughes Corp.	393,524	41,670
Corrections Corp. of America	1,297,417	41,582
Healthcare Trust of America Inc. Class A	1,409,313	41,462
Commerce Bancshares Inc.	913,852	41,078
Synovus Financial Corp.	1,398,720	40,437
* Equity Commonwealth	1,394,622	39,356

Assured Guaranty Ltd.	1,545,402	39,099
Gramercy Property Trust	4,626,852	39,097
BankUnited Inc.	1,135,002	39,089
FirstMerit Corp.	1,821,432	38,341
Tanger Factory Outlet Centers Inc.	1,039,551	37,829
First Niagara Financial Group Inc.	3,883,652	37,594
Umpqua Holdings Corp.	2,370,321	37,593
Bank of the Ozarks Inc.	893,905	37,517
DCT Industrial Trust Inc.	947,502	37,398
Gaming and Leisure Properties Inc.	1,206,460	37,304
CNO Financial Group Inc.	2,006,862	35,963
Webster Financial Corp.	996,482	35,774
STORE Capital Corp.	1,375,670	35,602
Post Properties Inc.	584,120	34,895
Allied World Assurance Co. Holdings AG	997,036	34,836
CyrusOne Inc.	756,719	34,544
Healthcare Realty Trust Inc.	1,110,211	34,294
Apple Hospitality REIT Inc.	1,729,734	34,266
Medical Properties Trust Inc.	2,610,643	33,886
Prosperity Bancshares Inc.	720,394	33,419
First Horizon National Corp.	2,547,491	33,372
Rayonier Inc.	1,346,061	33,221
PrivateBancorp Inc.	857,908	33,115
* Western Alliance Bancorp	989,805	33,040
Sunstone Hotel Investors Inc.	2,354,505	32,963
Cullen/Frost Bankers Inc.	595,699	32,829
DuPont Fabros Technology Inc.	806,996	32,708
Popular Inc.	1,138,467	32,572
Piedmont Office Realty Trust Inc. Class A	1,599,449	32,485
Bank of Hawaii Corp.	472,403	32,256
Outfront Media Inc.	1,512,925	31,923
American Homes 4 Rent Class A	2,001,593	31,825
Aspen Insurance Holdings Ltd.	665,656	31,752
Two Harbors Investment Corp.	3,991,692	31,694
RLJ Lodging Trust	1,379,239	31,557
LaSalle Hotel Properties	1,236,231	31,289
FNB Corp.	2,350,922	30,585
Columbia Property Trust Inc.	1,387,868	30,519
ProAssurance Corp.	588,225	29,764
* SLM Corp.	4,664,053	29,663
Communications Sales & Leasing Inc.	1,332,387	29,646
New Residential Investment Corp.	2,532,321	29,451
Associated Banc-Corp	1,640,516	29,431
Federated Investors Inc. Class B	1,018,922	29,396
Paramount Group Inc.	1,840,874	29,362
First Industrial Realty Trust Inc.	1,280,706	29,123
Ryman Hospitality Properties Inc.	565,259	29,100
Education Realty Trust Inc.	691,881	28,782
Equity One Inc.	1,000,082	28,662
* MGIC Investment Corp.	3,729,255	28,603
RLI Corp.	422,370	28,240
GEO Group Inc.	812,477	28,169
Radian Group Inc.	2,270,327	28,152
Chimera Investment Corp.	2,049,729	27,856
MFA Financial Inc.	4,066,047	27,852
Home BancShares Inc.	679,211	27,814
Acadia Realty Trust	783,381	27,520

	Blackstone Mortgage Trust Inc. Class A	1,016,782	27,311
	NorthStar Realty Finance Corp.	2,076,297	27,241
	Corporate Office Properties Trust	1,032,931	27,104
	Urban Edge Properties	1,033,898	26,716
	Brandywine Realty Trust	1,889,799	26,514
	United Bankshares Inc.	721,225	26,469
	First Citizens BancShares Inc. Class A	101,096	25,382
	Fulton Financial Corp.	1,896,632	25,377
	National Health Investors Inc.	375,944	25,008
	Erie Indemnity Co. Class A	268,911	25,006
	Kite Realty Group Trust	899,865	24,935
	Care Capital Properties Inc.	922,812	24,768
	MB Financial Inc.	761,115	24,698
	Interactive Brokers Group Inc.	626,338	24,628
	NorthStar Asset Management Group Inc.	2,124,992	24,119
	UMB Financial Corp.	458,628	23,679
	Valley National Bancorp	2,466,648	23,532
	Wintrust Financial Corp.	528,994	23,456
	Primerica Inc.	524,197	23,342
	CoreSite Realty Corp.	332,310	23,265
	Hudson Pacific Properties Inc.	800,072	23,138
	Mack-Cali Realty Corp.	983,753	23,118
	Selective Insurance Group Inc.	631,030	23,102
	Cathay General Bancorp	815,100	23,092
	Janus Capital Group Inc.	1,576,827	23,069
	AmTrust Financial Services Inc.	890,413	23,044
	Pebblebrook Hotel Trust	789,614	22,954
	Cousins Properties Inc.	2,204,881	22,887
	Retail Opportunity Investments Corp.	1,134,151	22,819
	TCF Financial Corp.	1,854,775	22,740
	Mercury General Corp.	409,414	22,722
	PS Business Parks Inc.	225,815	22,697
	Empire State Realty Trust Inc.	1,292,286	22,654
	Washington Federal Inc.	994,826	22,533
*	Stifel Financial Corp.	757,026	22,408
	Washington REIT	766,727	22,396
	Evercore Partners Inc. Class A	429,268	22,215
	DiamondRock Hospitality Co.	2,194,451	22,208
	Kennedy-Wilson Holdings Inc.	1,012,770	22,180
^	First Financial Bankshares Inc.	743,167	21,983
	EastGroup Properties Inc.	357,530	21,584
	QTS Realty Trust Inc. Class A	451,239	21,380
	Physicians Realty Trust	1,148,364	21,337
*	Enstar Group Ltd.	131,196	21,330
	Glacier Bancorp Inc.	834,439	21,211
	Waddell & Reed Financial Inc. Class A	893,119	21,024
	Sterling Bancorp	1,307,601	20,830
	LPL Financial Holdings Inc.	835,900	20,730
	Colony Capital Inc. Class A	1,216,566	20,402
*,^ Credit Acceptance Corp.		112,037	20,340
^	Lexington Realty Trust	2,309,610	19,863
	CBL & Associates Properties Inc.	1,662,413	19,783
	BancorpSouth Inc.	919,963	19,604
	CVB Financial Corp.	1,120,332	19,550
	WP Glimcher Inc.	2,045,772	19,414
	Xenia Hotels & Resorts Inc.	1,242,335	19,405
	Hancock Holding Co.	840,916	19,307

Morningstar Inc.	218,628	19,298
* Texas Capital Bancshares Inc.	500,628	19,214
Pinnacle Financial Partners Inc.	391,195	19,192
Columbia Banking System Inc.	640,306	19,158
* LendingClub Corp.	2,279,538	18,920
LTC Properties Inc.	417,893	18,905
IBERIABANK Corp.	367,219	18,827
Community Bank System Inc.	490,825	18,754
Alexander & Baldwin Inc.	507,805	18,626
Capitol Federal Financial Inc.	1,392,136	18,460
American Assets Trust Inc.	458,666	18,310
New York REIT Inc.	1,806,831	18,249
Monogram Residential Trust Inc.	1,841,221	18,154
BGC Partners Inc. Class A	1,992,820	18,035
Financial Engines Inc.	566,742	17,813
Chesapeake Lodging Trust	670,590	17,744
Argo Group International Holdings Ltd.	305,994	17,561
South State Corp.	272,409	17,497
Trustmark Corp.	742,367	17,097
* Hilltop Holdings Inc.	880,487	16,624
Pennsylvania REIT	748,347	16,351
Select Income REIT	707,592	16,310
Global Net Lease Inc.	1,905,281	16,309
Ramco-Gershenson Properties Trust	895,627	16,148
First Midwest Bancorp Inc.	893,433	16,100
Invesco Mortgage Capital Inc.	1,319,644	16,073
* Eagle Bancorp Inc.	333,228	15,995
Alexander's Inc.	41,456	15,776
Kemper Corp.	531,712	15,723
International Bancshares Corp.	630,145	15,539
Astoria Financial Corp.	978,645	15,502
* PRA Group Inc.	524,706	15,421
Chemical Financial Corp.	427,665	15,263
Great Western Bancorp Inc.	557,391	15,200
Old National Bancorp	1,243,059	15,153
Northwest Bancshares Inc.	1,117,974	15,104
* Essent Group Ltd.	725,460	15,090
American Equity Investment Life Holding Co.	888,251	14,923
STAG Industrial Inc.	732,241	14,908
Hatteras Financial Corp.	1,041,737	14,897
* Genworth Financial Inc. Class A	5,448,523	14,874
National General Holdings Corp.	678,974	14,659
* St. Joe Co.	848,098	14,545
Sabra Health Care REIT Inc.	721,511	14,495
First Cash Financial Services Inc.	313,700	14,449
Simmons First National Corp. Class A	320,277	14,435
Renasant Corp.	436,966	14,381
Horace Mann Educators Corp.	449,695	14,251
Parkway Properties Inc.	904,447	14,164
TFS Financial Corp.	811,597	14,097
Independent Bank Corp.	306,700	14,096
Potlatch Corp.	446,638	14,069
WisdomTree Investments Inc.	1,224,423	13,995
^ Westamerica Bancorporation	286,787	13,969
* MBIA Inc.	1,577,298	13,959
NBT Bancorp Inc.	516,570	13,922
CYS Investments Inc.	1,702,493	13,858

*	OneMain Holdings Inc. Class A	503,119	13,801
	Government Properties Income Trust	762,221	13,606
	BBCN Bancorp Inc.	888,553	13,497
*,^ BofI Holding Inc.		629,847	13,441
	Park National Corp.	148,060	13,325
	EverBank Financial Corp.	881,897	13,308
	Provident Financial Services Inc.	652,461	13,173
	First Financial Bancorp	709,178	12,893
	National Penn Bancshares Inc.	1,210,711	12,882
	Talmer Bancorp Inc. Class A	710,607	12,855
^	BOK Financial Corp.	234,701	12,819
	WesBanco Inc.	427,817	12,710
	Union Bankshares Corp.	511,821	12,606
*	Beneficial Bancorp Inc.	908,587	12,439
*	Santander Consumer USA Holdings Inc.	1,181,548	12,394
	Artisan Partners Asset Management Inc. Class A	400,516	12,352
	United Community Banks Inc.	661,816	12,224
	FelCor Lodging Trust Inc.	1,453,567	11,803
	Terreno Realty Corp.	502,911	11,793
	United Fire Group Inc.	267,175	11,708
*	Green Dot Corp. Class A	509,524	11,704
	Yadkin Financial Corp.	494,411	11,703
	American National Insurance Co.	100,602	11,620
	Towne Bank	599,226	11,499
	Rexford Industrial Realty Inc.	631,578	11,469
	Summit Hotel Properties Inc.	954,736	11,428
	Franklin Street Properties Corp.	1,064,399	11,293
	AMERISAFE Inc.	213,120	11,197
	Redwood Trust Inc.	850,629	11,126
	First Merchants Corp.	471,670	11,117
	ServisFirst Bancshares Inc.	247,775	11,001
	PennyMac Mortgage Investment Trust	806,300	10,998
	Colony Starwood Homes	440,793	10,910
	Hersha Hospitality Trust Class A	506,298	10,804
	Boston Private Financial Holdings Inc.	935,088	10,707
	CNA Financial Corp.	327,644	10,544
	Four Corners Property Trust Inc.	582,769	10,461
	Infinity Property & Casualty Corp.	129,635	10,436
	Investors Real Estate Trust	1,434,233	10,413
	Cash America International Inc.	268,434	10,372
	HFF Inc. Class A	376,331	10,360
	Capstead Mortgage Corp.	1,046,011	10,345
*	Navigators Group Inc.	123,325	10,343
	S&T Bancorp Inc.	400,670	10,321
	Apollo Commercial Real Estate Finance Inc.	629,981	10,269
	Employers Holdings Inc.	363,663	10,233
	New Senior Investment Group Inc.	969,128	9,982
	WSFS Financial Corp.	305,466	9,934
	Banner Corp.	235,442	9,898
	Berkshire Hills Bancorp Inc.	364,833	9,810
	ARMOUR Residential REIT Inc.	453,291	9,759
	First Commonwealth Financial Corp.	1,098,075	9,729
	Capital Bank Financial Corp.	313,711	9,678
	Lakeland Financial Corp.	210,631	9,643
	City Holding Co.	200,712	9,590
	Universal Health Realty Income Trust	168,621	9,485
	LegacyTexas Financial Group Inc.	481,230	9,456

	Brookline Bancorp Inc.	841,667	9,267
	Wilshire Bancorp Inc.	897,682	9,246
	Safety Insurance Group Inc.	160,787	9,175
	Chatham Lodging Trust	427,427	9,160
	Tompkins Financial Corp.	142,623	9,128
	Sandy Spring Bancorp Inc.	327,241	9,107
	Monmouth Real Estate Investment Corp.	760,079	9,037
	Ameris Bancorp	303,272	8,971
	BNC Bancorp	419,723	8,865
	State Bank Financial Corp.	447,098	8,835
	Stewart Information Services Corp.	242,500	8,798
	Nelnet Inc. Class A	223,301	8,791
^	Seritage Growth Properties Class A	175,587	8,774
*	iStar Inc.	908,110	8,772
	Hanmi Financial Corp.	394,923	8,696
*	Piper Jaffray Cos.	174,822	8,664
	Cohen & Steers Inc.	221,894	8,636
	Northfield Bancorp Inc.	519,218	8,536
	Banc of California Inc.	481,307	8,423
	Saul Centers Inc.	157,222	8,336
	Investment Technology Group Inc.	375,846	8,306
	Oritani Financial Corp.	489,368	8,305
	American Capital Mortgage Investment Corp.	559,757	8,217
	National Bank Holdings Corp. Class A	401,649	8,190
	CenterState Banks Inc.	549,493	8,182
	Agree Realty Corp.	212,210	8,164
	FBL Financial Group Inc. Class A	132,277	8,138
	Maiden Holdings Ltd.	628,688	8,135
	Flushing Financial Corp.	375,318	8,114
	Southside Bancshares Inc.	309,952	8,080
	NorthStar Realty Europe Corp.	687,215	7,972
	Community Trust Bancorp Inc.	225,283	7,957
	Meridian Bancorp Inc.	561,080	7,810
	Central Pacific Financial Corp.	358,287	7,800
	Cardinal Financial Corp.	381,258	7,759
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	400,979	7,707
	CareTrust REIT Inc.	602,775	7,655
*	KCG Holdings Inc. Class A	637,626	7,620
	Getty Realty Corp.	383,231	7,599
*,^ LendingTree Inc.		77,631	7,591
	Rouse Properties Inc.	411,319	7,560
	Altisource Residential Corp.	624,008	7,488
*	Third Point Reinsurance Ltd.	657,250	7,473
	United Financial Bancorp Inc.	589,076	7,416
*	Customers Bancorp Inc.	312,167	7,377
*	Greenlight Capital Re Ltd. Class A	338,491	7,376
	Urstadt Biddle Properties Inc. Class A	347,725	7,285
*	Walker & Dunlop Inc.	298,844	7,253
	Opus Bank	212,410	7,222
	Tier REIT Inc.	536,563	7,211
	TrustCo Bank Corp. NY	1,163,992	7,054
	Stock Yards Bancorp Inc.	181,667	7,000
	TriCo Bancshares	268,208	6,791
*	PHH Corp.	538,904	6,758
	Washington Trust Bancorp Inc.	180,178	6,724
	Heritage Financial Corp.	382,141	6,714
*,^ Encore Capital Group Inc.		260,638	6,709

	Cedar Realty Trust Inc.	923,215	6,675
	First Potomac Realty Trust	736,532	6,673
	Anworth Mortgage Asset Corp.	1,430,112	6,664
	RE/MAX Holdings Inc. Class A	193,739	6,645
	Ladder Capital Corp.	531,973	6,623
	Greenhill & Co. Inc.	297,820	6,612
	Dime Community Bancshares Inc.	365,226	6,435
	National Western Life Group Inc. Class A	27,675	6,383
	1st Source Corp.	199,342	6,347
	First Interstate BancSystem Inc. Class A	224,825	6,324
	BancFirst Corp.	110,568	6,306
	Universal Insurance Holdings Inc.	349,164	6,215
	First Busey Corp.	293,661	6,014
	German American Bancorp Inc.	186,297	5,999
	Silver Bay Realty Trust Corp.	403,404	5,991
	Ashford Hospitality Trust Inc.	937,121	5,979
	MainSource Financial Group Inc.	272,436	5,746
	Virtus Investment Partners Inc.	72,959	5,699
	Heartland Financial USA Inc.	184,820	5,691
^	New York Mortgage Trust Inc.	1,199,252	5,684
	Diamond Hill Investment Group Inc.	31,419	5,572
	First Financial Corp.	158,797	5,432
	Enterprise Financial Services Corp.	200,752	5,428
	Moelis & Co. Class A	192,101	5,423
	Apollo Residential Mortgage Inc.	401,664	5,390
*	Forestar Group Inc.	412,486	5,379
	Great Southern Bancorp Inc.	142,848	5,304
	Financial Institutions Inc.	182,398	5,302
	National Storage Affiliates Trust	249,549	5,290
	CoBiz Financial Inc.	443,630	5,244
*	Pacific Premier Bancorp Inc.	243,846	5,211
	Virtu Financial Inc. Class A	234,373	5,182
	First Bancorp	274,710	5,178
	James River Group Holdings Ltd.	160,230	5,169
	Bank Mutual Corp.	676,237	5,119
*	Seacoast Banking Corp. of Florida	321,220	5,072
	Preferred Bank	165,561	5,008
*	HomeStreet Inc.	240,534	5,006
*	Flagstar Bancorp Inc.	233,199	5,004
*	Ambac Financial Group Inc.	313,255	4,949
	Univest Corp. of Pennsylvania	251,828	4,913
*	INTL. FCStone Inc.	179,628	4,801
	Suffolk Bancorp	186,032	4,695
	Southwest Bancorp Inc.	310,576	4,674
	Bryn Mawr Bank Corp.	181,295	4,665
^	Western Asset Mortgage Capital Corp.	454,515	4,568
	Westwood Holdings Group Inc.	77,197	4,528
	Arrow Financial Corp.	169,521	4,504
	AG Mortgage Investment Trust Inc.	343,476	4,489
	Heritage Insurance Holdings Inc.	278,955	4,455
*	HomeTrust Bancshares Inc.	241,853	4,433
	InfraREIT Inc.	258,167	4,402
	Mercantile Bank Corp.	196,111	4,397
	ConnectOne Bancorp Inc.	263,337	4,306
	Resource Capital Corp.	380,539	4,281
	Republic Bancorp Inc. Class A	163,757	4,230
*,^ Nationstar Mortgage Holdings Inc.		426,959	4,227

*,^ Cowen Group Inc. Class A		1,104,874	4,210
	Kearny Financial Corp.	340,733	4,208
	State Auto Financial Corp.	189,851	4,188
	Federal Agricultural Mortgage Corp.	110,243	4,159
	Waterstone Financial Inc.	303,187	4,148
	Independent Bank Corp.	283,871	4,130
	CatchMark Timber Trust Inc. Class A	377,520	4,089
	Guaranty Bancorp	263,866	4,079
	Park Sterling Corp.	606,542	4,046
*,^ World Acceptance Corp.		105,798	4,012
*	Ladenburg Thalmann Financial Services Inc.	1,589,492	3,974
	PJT Partners Inc.	164,971	3,968
*	Tejon Ranch Co.	192,726	3,964
	West Bancorporation Inc.	216,950	3,955
	Gladstone Commercial Corp.	239,856	3,929
	One Liberty Properties Inc.	174,562	3,912
	Peoples Bancorp Inc.	197,271	3,855
	Blue Hills Bancorp Inc.	280,696	3,837
*	Marcus & Millichap Inc.	150,738	3,827
	Fidelity & Guaranty Life	145,289	3,812
	OceanFirst Financial Corp.	215,603	3,812
*	Safeguard Scientifics Inc.	286,876	3,801
*,^ Citizens Inc.Class A		524,244	3,796
	Lakeland Bancorp Inc.	372,658	3,782
	Camden National Corp.	88,972	3,737
	Dynex Capital Inc.	561,682	3,735
	OFG Bancorp	534,294	3,735
	Fidelity Southern Corp.	232,291	3,726
	Heritage Commerce Corp.	371,678	3,720
*	First BanCorp	1,271,102	3,712
	United Insurance Holdings Corp.	193,205	3,711
	Whitestone REIT	292,640	3,678
*	Global Indemnity plc	116,664	3,632
	Ares Commercial Real Estate Corp.	329,146	3,604
*	First NBC Bank Holding Co.	172,417	3,550
	First Connecticut Bancorp Inc.	219,302	3,500
	National Interstate Corp.	116,844	3,496
*	FCB Financial Holdings Inc. Class A	103,984	3,459
	First Community Bancshares Inc.	172,704	3,426
	OneBeacon Insurance Group Ltd. Class A	268,017	3,412
	Newcastle Investment Corp.	786,452	3,405
	Baldwin & Lyons Inc.	137,822	3,392
	Meta Financial Group Inc.	73,567	3,355
	Easterly Government Properties Inc.	180,427	3,342
	Armada Hoffler Properties Inc.	295,465	3,324
	Ashford Hospitality Prime Inc.	283,161	3,304
	United Community Financial Corp.	558,015	3,276
*	Sun Bancorp Inc.	157,849	3,269
	HCI Group Inc.	97,784	3,256
	Westfield Financial Inc.	385,806	3,252
	Territorial Bancorp Inc.	124,671	3,249
	MBT Financial Corp.	402,025	3,236
*	Altisource Portfolio Solutions SA	133,160	3,216
*	On Deck Capital Inc.	412,296	3,212
*,^ Walter Investment Management Corp.		417,214	3,188
*	Anchor BanCorp Wisconsin Inc.	70,739	3,187
	First Defiance Financial Corp.	82,697	3,176

Preferred Apartment Communities Inc. Class A	245,652	3,115
Clifton Bancorp Inc.	203,003	3,069
First Financial Northwest Inc.	227,154	2,992
^ Arlington Asset Investment Corp. Class A	238,439	2,988
First of Long Island Corp.	103,801	2,958
Citizens & Northern Corp.	148,514	2,952
* CommunityOne Bancorp	220,764	2,932
Houlihan Lokey Inc.	116,155	2,892
* Ocwen Financial Corp.	1,169,978	2,890
* NMI Holdings Inc. Class A	568,082	2,869
Federated National Holding Co.	144,864	2,848
Capital City Bank Group Inc.	195,060	2,846
* NewStar Financial Inc.	325,149	2,845
* BSB Bancorp Inc.	126,304	2,838
State National Cos. Inc.	224,590	2,830
Arbor Realty Trust Inc.	416,701	2,821
Macatawa Bank Corp.	450,735	2,817
* Phoenix Cos. Inc.	76,058	2,802
* PICO Holdings Inc.	271,710	2,780
Consolidated-Tomoka Land Co.	59,683	2,754
Heritage Oaks Bancorp	346,717	2,701
RAIT Financial Trust	858,977	2,697
BankFinancial Corp.	226,138	2,673
Independent Bank Group Inc.	96,250	2,637
EMC Insurance Group Inc.	102,763	2,636
CorEnergy Infrastructure Trust Inc.	130,871	2,632
* Bancorp Inc.	457,437	2,617
Bridge Bancorp Inc.	84,041	2,561
GAMCO Investors Inc. Class A	68,630	2,543
Oppenheimer Holdings Inc. Class A	156,697	2,473
Orrstown Financial Services Inc.	140,951	2,441
CIM Commercial Trust Corp.	134,647	2,424
^ Orchid Island Capital Inc.	232,875	2,415
National Bankshares Inc.	68,669	2,357
UMH Properties Inc.	233,416	2,315
Stonegate Bank	76,772	2,300
Pulaski Financial Corp.	138,962	2,244
Peapack Gladstone Financial Corp.	131,467	2,222
* Southcoast Financial Corp.	168,773	2,202
First Bancorp Inc.	112,145	2,188
Cape Bancorp Inc.	162,096	2,179
* Pacific Mercantile Bancorp	308,810	2,162
Riverview Bancorp Inc.	508,753	2,137
* PennyMac Financial Services Inc. Class A	181,045	2,129
Independence Realty Trust Inc.	297,698	2,120
NexPoint Residential Trust Inc.	161,095	2,109
Carolina Financial Corp.	113,303	2,103
Northrim BanCorp Inc.	87,755	2,098
* WMIH Corp.	892,126	2,088
MutualFirst Financial Inc.	82,317	2,074
Pacific Continental Corp.	128,590	2,074
* TriState Capital Holdings Inc.	164,143	2,068
* Hampton Roads Bankshares Inc.	1,155,288	2,045
Calamos Asset Management Inc. Class A	237,420	2,016
* RMR Group Inc. Class A	80,098	2,003
* eHealth Inc.	213,224	2,002
* Cascade Bancorp	349,584	1,996

*	Regional Management Corp.	116,641	1,996
	CNB Financial Corp.	111,587	1,963
*	Enova International Inc.	310,956	1,962
*	Associated Capital Group Inc. Class A	68,630	1,923
	American National Bankshares Inc.	75,872	1,922
	Bluerock Residential Growth REIT Inc. Class A	174,056	1,894
*	EZCORP Inc. Class A	632,941	1,880
	GAIN Capital Holdings Inc.	281,414	1,846
	Monarch Financial Holdings Inc.	111,072	1,845
	Farmers Capital Bank Corp.	69,558	1,838
	Donegal Group Inc. Class A	123,056	1,770
	Timberland Bancorp Inc.	139,099	1,758
	Fox Chase Bancorp Inc.	90,642	1,751
*	Stratus Properties Inc.	73,556	1,748
	WashingtonFirst Bankshares Inc.	78,573	1,717
	County Bancorp Inc.	85,059	1,708
	Century Bancorp Inc. Class A	43,777	1,703
	Marlin Business Services Corp.	118,676	1,698
*	C1 Financial Inc.	69,916	1,692
	City Office REIT Inc.	147,211	1,678
	Provident Financial Holdings Inc.	97,760	1,667
*	Republic First Bancorp Inc.	395,623	1,666
	Bank of Marin Bancorp	33,475	1,648
	Merchants Bancshares Inc.	54,906	1,633
*	FRP Holdings Inc.	45,772	1,629
	Pzena Investment Management Inc. Class A	214,900	1,622
	Great Ajax Corp.	142,831	1,598
	Penns Woods Bancorp Inc.	41,450	1,597
	First South Bancorp Inc.	192,447	1,588
	Crawford & Co. Class B	243,647	1,579
	ESSA Bancorp Inc.	114,232	1,541
*	Atlas Financial Holdings Inc.	83,939	1,523
*	First Foundation Inc.	67,626	1,517
	Charter Financial Corp.	111,452	1,505
	Sierra Bancorp	81,134	1,473
	Peoples Financial Services Corp.	39,580	1,472
	FBR & Co.	81,372	1,472
*	First United Corp.	133,225	1,459
	Old Line Bancshares Inc.	79,406	1,432
*	AV Homes Inc.	124,881	1,419
*	Carolina Bank Holdings Inc.	86,992	1,414
*	Asta Funding Inc.	155,568	1,386
*	Security National Financial Corp. Class A	269,523	1,372
	Peoples Bancorp of North Carolina Inc.	68,581	1,276
	Manning & Napier Inc.	157,259	1,269
	JAVELIN Mortgage Investment Corp.	174,246	1,251
*	Emergent Capital Inc.	309,300	1,243
	Bank of Commerce Holdings	195,679	1,243
*	Hallmark Financial Services Inc.	107,464	1,236
	Community Healthcare Trust Inc.	64,967	1,201
*	Community Bankers Trust Corp.	239,842	1,199
*	Triumph Bancorp Inc.	74,933	1,186
*	Old Second Bancorp Inc.	165,037	1,183
	AmeriServ Financial Inc.	386,789	1,156
*,^ Impac Mortgage Holdings Inc.		82,819	1,149
	Summit Financial Group Inc.	72,810	1,126
	QCR Holdings Inc.	47,078	1,123

*	CU Bancorp	52,211	1,105
	Horizon Bancorp	44,199	1,093
	Chicopee Bancorp Inc.	61,771	1,090
^	Live Oak Bancshares Inc.	72,254	1,084
	Ames National Corp.	42,411	1,050
^	United Development Funding IV	324,899	1,040
*	United Security Bancshares	203,057	1,005
*	Nicholas Financial Inc.	90,977	982
	Independence Holding Co.	60,696	966
	Home Bancorp Inc.	35,826	960
	Lake Sunapee Bank Group	68,130	952
	Shore Bancshares Inc.	75,724	907
	Ocean Shore Holding Co.	51,011	894
	Bar Harbor Bankshares	26,464	879
*	Consumer Portfolio Services Inc.	207,233	877
*	Atlantic Coast Financial Corp.	144,964	876
	Tiptree Financial Inc. Class A	151,730	865
	Investors Title Co.	9,467	862
	Hawthorn Bancshares Inc.	57,262	845
	Middleburg Financial Corp.	38,120	823
*,^ Patriot National Inc.		104,197	802
	Ohio Valley Banc Corp.	34,686	754
*	American River Bankshares	73,581	748
	Citizens Community Bancorp Inc.	83,110	744
	Donegal Group Inc. Class B	63,194	739
*	Colony Bankcorp Inc.	80,138	736
	MidWestOne Financial Group Inc.	26,482	727
	C&F Financial Corp.	19,025	727
*	Franklin Financial Network Inc.	26,480	715
*	ASB Bancorp Inc.	29,456	714
	Urstadt Biddle Properties Inc.	38,700	714
	First Business Financial Services Inc.	29,875	685
	Ellington Residential Mortgage REIT	55,560	665
*	BBX Capital Corp.	41,129	656
	Farmland Partners Inc.	60,301	647
	HF Financial Corp.	34,321	618
	Oak Valley Bancorp	66,347	615
*	Maui Land & Pineapple Co. Inc.	105,022	614
	Cherry Hill Mortgage Investment Corp.	42,858	607
	Prudential Bancorp Inc.	42,215	605
*	1st Constitution Bancorp	47,493	601
^	FXCM Inc. Class A	55,800	599
	BCB Bancorp Inc.	59,678	597
	Five Oaks Investment Corp.	105,447	590
	ZAIS Financial Corp.	39,563	590
*	Green Bancorp Inc.	77,551	587
	Owens Realty Mortgage Inc.	36,285	579
	Parke Bancorp Inc.	43,170	572
*,^ Stonegate Mortgage Corp.		98,375	565
	Jernigan Capital Inc.	35,743	558
	Unity Bancorp Inc.	48,882	556
	Guaranty Federal Bancshares Inc.	36,149	541
*	HMN Financial Inc.	47,639	536
	Southern National Bancorp of Virginia Inc.	44,721	533
*	Ashford Inc.	11,328	516
*	Bear State Financial Inc.	55,087	511
	MidSouth Bancorp Inc.	65,420	499

	Resource America Inc. Class A	84,344	487
	Citizens Holding Co.	22,634	487
	Eastern Virginia Bankshares Inc.	71,622	479
	Federal Agricultural Mortgage Corp. Class A	12,788	476
	Norwood Financial Corp.	16,771	459
	Access National Corp.	23,064	457
	Sotherly Hotels Inc.	87,939	452
	Gladstone Land Corp.	39,758	400
	Premier Financial Bancorp Inc.	25,007	394
	Central Valley Community Bancorp	34,793	387
	Blue Capital Reinsurance Holdings Ltd.	21,335	382
	US Global Investors Inc. Class A	210,856	365
*	Xenith Bankshares Inc.	47,901	362
	Enterprise Bancorp Inc.	13,707	360
	Farmers National Banc Corp.	39,750	354
	Hingham Institution for Savings	2,964	353
*	Southern First Bancshares Inc.	14,397	351
	Codorus Valley Bancorp Inc.	17,280	349
*,^ Health Insurance Innovations Inc. Class A		55,404	339
	SI Financial Group Inc.	23,311	325
	SB Financial Group Inc.	31,319	323
	First Savings Financial Group Inc.	9,746	321
	Silvercrest Asset Management Group Inc. Class A	25,152	320
	First Internet Bancorp	13,545	317
	TheStreet Inc.	248,073	308
*	BRT Realty Trust	44,049	306
*	Atlantic Capital Bancshares Inc.	21,937	306
^	Civista Bancshares Inc.	29,098	300
	A-Mark Precious Metals Inc.	14,318	285
	Cheviot Financial Corp.	19,082	280
*	Anchor Bancorp Inc.	11,400	280
*	First Acceptance Corp.	155,452	280
	LaPorte Bancorp Inc.	17,678	279
*	Atlanticus Holdings Corp.	92,614	278
*	First Marblehead Corp.	72,565	276
	First Bancshares Inc.	17,269	270
*	1st Century Bancshares Inc.	23,413	257
	Two River Bancorp	26,479	252
	Union Bankshares Inc.	8,739	250
	Georgetown Bancorp Inc.	12,400	248
	Old Point Financial Corp.	12,862	239
*	Avenue Financial Holdings Inc.	11,105	215
	United Bancshares Inc.	11,489	214
	First Clover Leaf Financial Corp.	21,799	205
*	First Northwest Bancorp	15,274	197
*	Allegiance Bancshares Inc.	10,337	190
*	Select Bancorp Inc.	23,684	189
*	Royal Bancshares of Pennsylvania Inc.	88,717	189
*	Veritex Holdings Inc.	12,956	188
	Your Community Bankshares Inc.	5,926	186
*	National Commerce Corp.	7,198	170
	CB Financial Services Inc.	8,114	161
*	InterGroup Corp.	6,400	160
*	Central Federal Corp.	119,516	158
*	JG Wentworth Co. Class A	127,741	156
	Wolverine Bancorp Inc.	5,954	152
	Southern Missouri Bancorp Inc.	6,189	149

*,^ ZAIS Group Holdings Inc.		29,300	142
	IF Bancorp Inc.	7,557	140
	FS Bancorp Inc.	5,540	140
*	Malvern Bancorp Inc.	8,458	135
	American Farmland Co.	20,933	131
	LCNB Corp.	7,810	126
	Greene County Bancorp Inc.	6,966	122
	Fifth Street Asset Management Inc.	38,866	119
*	Jacksonville Bancorp Inc.	6,686	110
	Glen Burnie Bancorp	9,147	106
	Manhattan Bridge Capital Inc.	24,275	106
	Sussex Bancorp	8,387	105
*	Magyar Bancorp Inc.	10,365	104
	United Community Bancorp	7,174	98
	Southwest Georgia Financial Corp.	6,935	97
*	Severn Bancorp Inc.	19,055	96
*	Hamilton Bancorp Inc.	7,058	94
	Bank of South Carolina Corp.	5,642	89
	United Bancorp Inc.	9,360	85
	Chemung Financial Corp.	2,949	78
*	Entegra Financial Corp.	4,161	72
	Kentucky First Federal Bancorp	7,514	66
	Eagle Bancorp Montana Inc.	5,462	66
	People's Utah Bancorp	4,100	65
*	Condor Hospitality Trust Inc.	31,965	64
	MSB Financial Corp.	4,500	58
*	Peoples Financial Corp.	6,186	56
	Bankwell Financial Group Inc.	2,721	53
	Wheeler REIT Inc.	38,697	48
	Baylake Corp.	2,847	45
	Oconee Federal Financial Corp.	2,383	44
*	Porter Bancorp Inc.	36,051	44
	PB Bancorp Inc.	5,101	43
	Salisbury Bancorp Inc.	1,341	43
	Medley Management Inc. Class A	7,033	39
	Kingstone Cos. Inc.	4,109	34
*	Conifer Holdings Inc.	5,088	33
	Mackinac Financial Corp.	3,236	33
*	1347 Property Insurance Holdings Inc.	5,528	33
	ACNB Corp.	1,444	32
	Community West Bancshares	4,500	31
	Fauquier Bankshares Inc.	1,931	29
	Willis Towers Watson plc	240	28
	Community Financial Corp.	1,135	25
	Griffin Industrial Realty Inc.	966	24
	Mid Penn Bancorp Inc.	1,384	20
*	Equity Bancshares Inc. Class A	955	20
*	Patriot National Bancorp Inc.	1,479	19
	First Capital Inc.	511	14
	Northeast Bancorp	1,300	14
*	Village Bank and Trust Financial Corp.	600	12
	SmartFinancial Inc.	600	11
	Landmark Bancorp Inc.	420	10
	Auburn National Bancorporation Inc.	359	10
	Value Line Inc.	586	9
	California First National Bancorp	703	9
	Elmira Savings Bank	431	8

	Wellesley Bank	300	6
	Summit State Bank	400	5
*	Provident Bancorp Inc.	410	5
	Atlantic American Corp.	1,084	5
	CKX Lands Inc.	399	4
*	Transcontinental Realty Investors Inc.	400	4
	Bancorp of New Jersey Inc.	300	4
*	Broadway Financial Corp.	1,800	3
	Lake Shore Bancorp Inc.	200	3
*	Siebert Financial Corp.	1,836	2
	Stewardship Financial Corp.	400	2
*	Global Self Storage Inc.	400	2
	United Security Bancshares Inc.	192	2
	Investar Holding Corp.	100	1
*	Power REIT	200	1
	Institutional Financial Markets Inc.	649	1
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	—
			10,829,387
Health Care (11.3%)
*	BioMarin Pharmaceutical Inc.	1,779,335	146,760
*	Incyte Corp.	1,880,276	136,264
*	Mettler-Toledo International Inc.	296,063	102,071
*	Jazz Pharmaceuticals plc	692,360	90,388
	ResMed Inc.	1,542,253	89,173
*	Medivation Inc.	1,805,653	83,024
	Cooper Cos. Inc.	532,996	82,065
*	IDEXX Laboratories Inc.	986,633	77,273
	Teleflex Inc.	457,172	71,781
*	Quintiles Transnational Holdings Inc.	1,050,539	68,390
	STERIS plc	941,996	66,929
*	MEDNAX Inc.	1,030,104	66,565
*	DexCom Inc.	900,985	61,186
*	athenahealth Inc.	428,098	59,411
*	Align Technology Inc.	795,994	57,861
*	Alkermes plc	1,663,240	56,866
*	United Therapeutics Corp.	498,378	55,534
	West Pharmaceutical Services Inc.	799,214	55,402
*	Ionis Pharmaceuticals Inc.	1,324,909	53,659
*	Alnylam Pharmaceuticals Inc.	816,012	51,221
*	VCA Inc.	883,413	50,964
*	Alere Inc.	948,621	48,010
*	WellCare Health Plans Inc.	485,945	45,071
*	Acadia Healthcare Co. Inc.	815,114	44,921
*	Amsurg Corp.	587,424	43,822
*	IMS Health Holdings Inc.	1,629,369	43,260
*	Envision Healthcare Holdings Inc.	2,051,402	41,849
*	Seattle Genetics Inc.	1,187,840	41,681
*	ABIOMED Inc.	429,440	40,715
*	Charles River Laboratories International Inc.	508,164	38,590
	Bio-Techne Corp.	407,934	38,558
	HealthSouth Corp.	1,002,164	37,711
*,^ OPKO Health Inc.		3,543,120	36,813
*	PAREXEL International Corp.	582,313	36,528
*	Neurocrine Biosciences Inc.	877,030	34,687
	Bruker Corp.	1,204,618	33,729
*	Team Health Holdings Inc.	798,452	33,383
*	LifePoint Health Inc.	474,407	32,853

*	Brookdale Senior Living Inc.	2,024,965	32,156
	Hill-Rom Holdings Inc.	622,098	31,292
*	Prestige Brands Holdings Inc.	583,266	31,141
*	Bio-Rad Laboratories Inc. Class A	225,068	30,771
*,^ Juno Therapeutics Inc.		774,809	29,512
*	Myriad Genetics Inc.	782,933	29,305
*	Catalent Inc.	1,089,892	29,067
*	Molina Healthcare Inc.	447,101	28,834
	Cantel Medical Corp.	395,798	28,244
	Owens & Minor Inc.	679,414	27,462
*	Allscripts Healthcare Solutions Inc.	2,055,379	27,152
*	ACADIA Pharmaceuticals Inc.	964,318	26,962
*	Cepheid	799,070	26,657
*	Horizon Pharma plc	1,600,556	26,521
*	NuVasive Inc.	542,520	26,394
*	Anacor Pharmaceuticals Inc.	485,895	25,971
*	LivaNova plc	467,847	25,254
	Chemed Corp.	185,199	25,085
*	Ultragenyx Pharmaceutical Inc.	389,696	24,672
*,^ Intercept Pharmaceuticals Inc.		190,239	24,440
*	Medicines Co.	764,113	24,276
*	Impax Laboratories Inc.	754,015	24,144
*	Medidata Solutions Inc.	615,785	23,837
*	Community Health Systems Inc.	1,235,178	22,863
*	Veeva Systems Inc. Class A	882,266	22,092
*	Pacira Pharmaceuticals Inc.	407,242	21,576
*	Integra LifeSciences Holdings Corp.	317,211	21,367
*,^ Kite Pharma Inc.		465,049	21,350
*	Ligand Pharmaceuticals Inc.	198,440	21,251
*	Neogen Corp.	415,254	20,908
*	Akorn Inc.	883,649	20,792
*	Insulet Corp.	624,592	20,711
*	Masimo Corp.	493,644	20,654
*	Nektar Therapeutics	1,501,344	20,643
*	Haemonetics Corp.	566,081	19,802
*	VWR Corp.	718,341	19,438
*	Magellan Health Inc.	277,980	18,883
*,^ Intrexon Corp.		551,584	18,693
*	Globus Medical Inc.	780,107	18,528
*	AMN Healthcare Services Inc.	522,849	17,573
*	Bluebird Bio Inc.	406,002	17,255
*	ICU Medical Inc.	159,152	16,568
*	Premier Inc. Class A	495,306	16,523
*	Wright Medical Group NV	988,695	16,412
*	Centene Corp.	259,973	16,007
*	Prothena Corp. plc	379,124	15,605
*	Cambrex Corp.	349,042	15,358
*	Ironwood Pharmaceuticals Inc. Class A	1,403,182	15,351
*,^ Novavax Inc.		2,969,011	15,320
*	Amedisys Inc.	311,064	15,037
*	Halyard Health Inc.	510,457	14,665
*	INC Research Holdings Inc. Class A	348,592	14,365
*,^ TESARO Inc.		321,667	14,163
*	Natus Medical Inc.	365,643	14,052
*	Air Methods Corp.	386,448	13,997
*	Surgical Care Affiliates Inc.	299,094	13,842
*	HMS Holdings Corp.	947,417	13,595

*	Select Medical Holdings Corp.	1,135,914	13,415
*	Acorda Therapeutics Inc.	503,537	13,319
*	ARIAD Pharmaceuticals Inc.	2,059,897	13,163
*	Ophthotech Corp.	306,815	12,969
*	Hologic Inc.	368,845	12,725
*	ExamWorks Group Inc.	430,369	12,722
*,^ Inovalon Holdings Inc. Class A		680,125	12,596
*	Portola Pharmaceuticals Inc.	615,206	12,550
*	Emergent BioSolutions Inc.	339,500	12,341
*	Affymetrix Inc.	870,074	12,190
	CONMED Corp.	286,033	11,996
	Ensign Group Inc.	522,572	11,831
*	Agios Pharmaceuticals Inc.	291,093	11,818
*	Radius Health Inc.	375,847	11,817
*	FibroGen Inc.	554,218	11,799
*,^ Amicus Therapeutics Inc.		1,372,248	11,595
*,^ Innoviva Inc.		904,788	11,391
	Kindred Healthcare Inc.	921,917	11,386
*	Five Prime Therapeutics Inc.	279,557	11,358
*	Halozyme Therapeutics Inc.	1,190,399	11,273
*	Cynosure Inc. Class A	252,585	11,144
*	Omnicell Inc.	396,939	11,063
	Analogic Corp.	139,677	11,036
*,^ ZIOPHARM Oncology Inc.		1,446,040	10,730
	Abaxis Inc.	235,624	10,695
*,^ Diplomat Pharmacy Inc.		387,401	10,615
*	TherapeuticsMD Inc.	1,657,977	10,611
*,^ Merrimack Pharmaceuticals Inc.		1,192,142	9,978
*	Achillion Pharmaceuticals Inc.	1,288,271	9,945
*	Greatbatch Inc.	275,445	9,817
	Meridian Bioscience Inc.	474,007	9,769
*	Repligen Corp.	364,162	9,767
*	NxStage Medical Inc.	651,500	9,766
*	Acceleron Pharma Inc.	363,482	9,592
*	PRA Health Sciences Inc.	224,115	9,583
*	Zeltiq Aesthetics Inc.	351,707	9,552
*,^ MiMedx Group Inc.		1,092,471	9,548
*	HealthEquity Inc.	386,186	9,527
*	Orthofix International NV	226,459	9,403
*	Depomed Inc.	668,875	9,317
*	Exelixis Inc.	2,282,606	9,130
*	Intra-Cellular Therapies Inc. Class A	327,277	9,098
*	Merit Medical Systems Inc.	491,715	9,092
*,^ Sarepta Therapeutics Inc.		461,171	9,002
*	AMAG Pharmaceuticals Inc.	377,772	8,840
*	Insmed Inc.	691,453	8,761
*	Nevro Corp.	146,247	8,228
*	ImmunoGen Inc.	955,987	8,145
*	Dynavax Technologies Corp.	420,882	8,098
*	Luminex Corp.	417,124	8,092
	National HealthCare Corp.	129,857	8,090
*,^ Cempra Inc.		448,623	7,860
	US Physical Therapy Inc.	157,497	7,832
*	Albany Molecular Research Inc.	508,152	7,770
	Quality Systems Inc.	506,156	7,714
	Aceto Corp.	322,047	7,587
*	PharMerica Corp.	332,476	7,351

*,^ Adeptus Health Inc. Class A		131,601	7,309
*	Exact Sciences Corp.	1,070,683	7,216
*	Clovis Oncology Inc.	371,978	7,142
*	Inogen Inc.	158,428	7,126
*	Puma Biotechnology Inc.	241,662	7,098
*	Anika Therapeutics Inc.	158,350	7,081
*	Alder Biopharmaceuticals Inc.	288,379	7,062
*	Providence Service Corp.	136,937	6,993
*	Spectranetics Corp.	475,846	6,909
*	LDR Holding Corp.	265,056	6,756
^	Computer Programs & Systems Inc.	128,040	6,673
*	Endologix Inc.	781,670	6,535
	Atrion Corp.	16,397	6,483
*	Pacific Biosciences of California Inc.	758,876	6,450
*	Momenta Pharmaceuticals Inc.	697,707	6,447
*,^ Cerus Corp.		1,083,717	6,426
*,^ Inovio Pharmaceuticals Inc.		737,661	6,425
*,^ Heron Therapeutics Inc.		338,195	6,422
*	Triple-S Management Corp. Class B	257,493	6,401
*,^ Lexicon Pharmaceuticals Inc.		532,232	6,360
*	Sage Therapeutics Inc.	196,478	6,299
*	Vascular Solutions Inc.	193,539	6,296
*	LHC Group Inc.	172,734	6,142
*	HealthStream Inc.	277,642	6,133
*	MacroGenics Inc.	326,612	6,124
*	SciClone Pharmaceuticals Inc.	554,090	6,095
*,^ Omeros Corp.		396,221	6,078
*	CorVel Corp.	153,915	6,067
*	HeartWare International Inc.	189,595	5,957
*	Capital Senior Living Corp.	319,266	5,913
*	Quidel Corp.	336,751	5,812
*	Supernus Pharmaceuticals Inc.	375,508	5,727
*,^ Lannett Co. Inc.		304,110	5,453
*	Genomic Health Inc.	219,751	5,443
	Phibro Animal Health Corp. Class A	200,239	5,414
*	Theravance Biopharma Inc.	287,953	5,414
*,^ Keryx Biopharmaceuticals Inc.		1,151,803	5,379
*	Arena Pharmaceuticals Inc.	2,703,285	5,325
*	OraSure Technologies Inc.	724,788	5,240
*	Accuray Inc.	902,723	5,218
*,^ Geron Corp.		1,745,433	5,097
*	AtriCure Inc.	302,113	5,085
*,^ Spark Therapeutics Inc.		168,398	4,969
*	Xencor Inc.	369,576	4,960
*,^ MannKind Corp.		3,073,395	4,948
*	Epizyme Inc.	404,533	4,903
	Invacare Corp.	363,472	4,787
*	Amphastar Pharmaceuticals Inc.	393,826	4,726
*	Sangamo BioSciences Inc.	773,285	4,678
*,^ Retrophin Inc.		339,285	4,635
*	AngioDynamics Inc.	367,768	4,520
*,^ Relypsa Inc.		323,612	4,385
*	Raptor Pharmaceutical Corp.	945,317	4,348
*	Array BioPharma Inc.	1,456,003	4,295
	CryoLife Inc.	399,457	4,294
*	Spectrum Pharmaceuticals Inc.	675,149	4,294
	Universal American Corp.	599,677	4,282

*,^ Accelerate Diagnostics Inc.		297,757	4,279
*	Enanta Pharmaceuticals Inc.	144,324	4,239
*,^ Insys Therapeutics Inc.		264,211	4,225
*,^ NewLink Genetics Corp.		229,762	4,182
*,^ Eagle Pharmaceuticals Inc.		101,546	4,113
*	Dermira Inc.	198,320	4,101
*	Cross Country Healthcare Inc.	351,005	4,082
*	Corcept Therapeutics Inc.	872,016	4,081
*	Vanda Pharmaceuticals Inc.	485,849	4,062
*	Celldex Therapeutics Inc.	1,073,764	4,059
*	K2M Group Holdings Inc.	270,190	4,007
*	Healthways Inc.	395,582	3,991
*	Intersect ENT Inc.	208,669	3,965
*	Revance Therapeutics Inc.	220,292	3,846
*,^ Rockwell Medical Inc.		501,868	3,769
*	NeoGenomics Inc.	549,072	3,701
	Landauer Inc.	110,915	3,668
*	Mirati Therapeutics Inc.	170,605	3,651
*	Otonomy Inc.	243,294	3,630
*,^ TG Therapeutics Inc.		425,706	3,627
*	BioTelemetry Inc.	306,194	3,576
*	Aerie Pharmaceuticals Inc.	289,715	3,523
*	Vocera Communications Inc.	275,247	3,509
*	Atara Biotherapeutics Inc.	184,153	3,504
*	Civitas Solutions Inc.	200,271	3,491
*	Almost Family Inc.	93,603	3,486
*	Cardiovascular Systems Inc.	331,730	3,440
*	Progenics Pharmaceuticals Inc.	770,858	3,361
*,^ Agenus Inc.		785,915	3,269
*	Sagent Pharmaceuticals Inc.	267,326	3,253
*,^ Arrowhead Research Corp.		667,405	3,217
*	SurModics Inc.	170,481	3,139
*	Akebia Therapeutics Inc.	346,998	3,126
*	La Jolla Pharmaceutical Co.	146,045	3,054
*,^ Synergy Pharmaceuticals Inc.		1,085,032	2,995
*	XenoPort Inc.	660,663	2,980
*	Press Ganey Holdings Inc.	98,798	2,972
*	Cytokinetics Inc.	417,466	2,943
*	ANI Pharmaceuticals Inc.	86,440	2,910
*	Sucampo Pharmaceuticals Inc. Class A	264,618	2,892
*,^ Immunomedics Inc.		1,146,947	2,867
*,^ TransEnterix Inc.		674,191	2,865
*	Trevena Inc.	345,360	2,856
*	Heska Corp.	97,281	2,773
*,^ Advaxis Inc.		306,658	2,769
*,^ Galena Biopharma Inc.		2,012,504	2,737
*,^ Foundation Medicine Inc.		150,272	2,732
*	Infinity Pharmaceuticals Inc.	517,871	2,729
*	RTI Surgical Inc.	682,081	2,728
*	Celator Pharmaceuticals Inc.	245,947	2,713
*	Lion Biotechnologies Inc.	529,313	2,689
*	Coherus Biosciences Inc.	124,860	2,651
*	Rigel Pharmaceuticals Inc.	1,251,936	2,604
*	STAAR Surgical Co.	351,989	2,601
*	GenMark Diagnostics Inc.	491,365	2,589
*,^ Esperion Therapeutics Inc.		152,721	2,583
*,^ OvaScience Inc.		268,174	2,545

*	Fluidigm Corp.	314,571	2,539
	LeMaitre Vascular Inc.	159,217	2,471
*,^ Athersys Inc.		1,065,817	2,398
*	Chimerix Inc.	461,730	2,359
*,^ Adamas Pharmaceuticals Inc.		161,809	2,340
*	Concert Pharmaceuticals Inc.	167,782	2,292
*,^ Vital Therapies Inc.		252,515	2,290
*	BioCryst Pharmaceuticals Inc.	807,626	2,286
*,^ Seres Therapeutics Inc.		85,868	2,281
*,^ Idera Pharmaceuticals Inc.		1,134,422	2,246
*	Zogenix Inc.	242,260	2,238
*,^ Teligent Inc.		452,992	2,220
*	Enzo Biochem Inc.	482,462	2,195
*	PTC Therapeutics Inc.	340,509	2,193
*	Surgery Partners Inc.	164,944	2,187
*	Loxo Oncology Inc.	79,448	2,172
*	Collegium Pharmaceutical Inc.	119,398	2,167
*	Regulus Therapeutics Inc.	312,191	2,163
*,^ InVivo Therapeutics Holdings Corp.		307,502	2,146
*	Exactech Inc.	104,503	2,117
*,^ MediciNova Inc.		288,048	2,114
*	Karyopharm Therapeutics Inc.	236,741	2,112
*	Curis Inc.	1,306,075	2,103
	Simulations Plus Inc.	236,640	2,090
*	Imprivata Inc.	163,461	2,065
*,^ Organovo Holdings Inc.		946,171	2,053
*,^ Penumbra Inc.		44,555	2,050
*	NanoString Technologies Inc.	132,257	2,013
*,^ Synthetic Biologics Inc.		840,127	1,983
*	Cutera Inc.	175,926	1,979
*	Tandem Diabetes Care Inc.	226,573	1,973
*	BioSpecifics Technologies Corp.	54,919	1,912
*,^ Sequenom Inc.		1,343,800	1,895
*	Ignyta Inc.	277,758	1,880
*	Tetraphase Pharmaceuticals Inc.	401,435	1,859
*	RadNet Inc.	380,606	1,838
*	Blueprint Medicines Corp.	101,735	1,836
*	Durect Corp.	1,358,418	1,834
*,^ BioTime Inc.		630,362	1,809
	Digirad Corp.	363,653	1,804
*	ArQule Inc.	1,122,243	1,796
*	Aratana Therapeutics Inc.	324,330	1,790
*	Genocea Biosciences Inc.	230,205	1,782
*	Versartis Inc.	221,525	1,777
*	Applied Genetic Technologies Corp.	126,457	1,768
	Utah Medical Products Inc.	28,213	1,764
*,^ CytRx Corp.		653,648	1,752
*,^ Navidea Biopharmaceuticals Inc.		1,842,907	1,741
*,^ AAC Holdings Inc.		87,091	1,724
*,^ Anavex Life Sciences Corp.		349,076	1,710
*,^ BioDelivery Sciences International Inc.		522,578	1,688
*	Lipocine Inc.	166,209	1,687
*,^ VIVUS Inc.		1,198,627	1,678
*	Aimmune Therapeutics Inc.	120,095	1,628
*,^ BioScrip Inc.		754,570	1,615
	Psychemedics Corp.	117,352	1,614
*	Pfenex Inc.	160,059	1,573

*	Harvard Bioscience Inc.	517,857	1,564
*	SeaSpine Holdings Corp.	106,516	1,559
*,^ Antares Pharma Inc.		1,737,246	1,512
*,^ Trovagene Inc.		323,383	1,504
*,^ Sorrento Therapeutics Inc.		279,351	1,503
*,^ OncoMed Pharmaceuticals Inc.		148,246	1,499
^	Osiris Therapeutics Inc.	260,452	1,487
*	Castlight Health Inc. Class B	444,974	1,482
*,^ Anthera Pharmaceuticals Inc.		406,474	1,471
*	Evolent Health Inc. Class A	136,633	1,443
*	Zafgen Inc.	213,267	1,425
*	FONAR Corp.	92,103	1,417
*	Ardelyx Inc.	178,730	1,389
*	Pain Therapeutics Inc.	622,446	1,388
*,^ Endocyte Inc.		447,468	1,387
*	WaVe Life Sciences Ltd.	99,716	1,384
*	Vericel Corp.	235,308	1,379
*	Oncothyreon Inc.	1,082,567	1,375
*	Medgenics Inc.	311,584	1,371
*	IRIDEX Corp.	127,499	1,303
*,^ Cellular Biomedicine Group Inc.		69,036	1,288
*,^ Ampio Pharmaceuticals Inc.		562,132	1,265
*	Addus HomeCare Corp.	73,548	1,264
	National Research Corp. Class A	79,642	1,238
*,^ Fortress Biotech Inc.		399,008	1,237
*	Aegerion Pharmaceuticals Inc.	332,310	1,230
*	Natera Inc.	129,146	1,229
*	Glaukos Corp.	72,450	1,222
*	T2 Biosystems Inc.	122,868	1,211
*,^ CTI BioPharma Corp.		2,265,323	1,204
*,^ PharmAthene Inc.		633,186	1,197
*	Inotek Pharmaceuticals Corp.	161,406	1,194
*	Cara Therapeutics Inc.	191,986	1,194
*	Entellus Medical Inc.	65,526	1,192
*,^ Trupanion Inc.		119,311	1,175
*,^ AcelRx Pharmaceuticals Inc.		376,181	1,159
*,^ Aduro Biotech Inc.		90,190	1,155
*	Global Blood Therapeutics Inc.	72,517	1,150
*	Immune Design Corp.	86,760	1,128
*,^ Calithera Biosciences Inc.		197,336	1,121
*,^ ConforMIS Inc.		103,376	1,111
*	Five Star Quality Care Inc.	485,003	1,111
*,^ Ohr Pharmaceutical Inc.		342,831	1,100
*,^ Unilife Corp.		1,583,309	1,077
*	Flex Pharma Inc.	97,985	1,075
*	Flexion Therapeutics Inc.	115,289	1,061
*	Bio-Path Holdings Inc.	408,654	1,058
*,^ CorMedix Inc.		394,561	1,046
*,^ NanoViricides Inc.		457,015	1,001
*	iRadimed Corp.	51,281	983
*,^ Peregrine Pharmaceuticals Inc.		2,292,075	964
*,^ XOMA Corp.		1,243,996	962
*	Catalyst Pharmaceuticals Inc.	807,654	945
*	Juniper Pharmaceuticals Inc.	140,913	931
*	Avalanche Biotechnologies Inc.	178,668	924
*,^ Teladoc Inc.		95,164	914
*,^ Vitae Pharmaceuticals Inc.		137,206	910

*,^ Aquinox Pharmaceuticals Inc.		101,932	899
*,^ Invitae Corp.		87,201	892
*	Ocular Therapeutix Inc.	91,701	886
*	Dicerna Pharmaceuticals Inc.	165,030	885
*	Derma Sciences Inc.	282,758	877
*,^ Neuralstem Inc.		1,160,119	870
*	Stemline Therapeutics Inc.	182,774	852
*	KemPharm Inc.	58,468	848
*,^ IsoRay Inc.		928,351	836
*	Alliance HealthCare Services Inc.	115,180	828
*	Egalet Corp.	120,534	827
*	Veracyte Inc.	150,928	815
*,^ NantKwest Inc.		97,872	805
*,^ Northwest Biotherapeutics Inc.		546,665	798
*,^ Actinium Pharmaceuticals Inc.		400,461	797
*	Fibrocell Science Inc.	318,721	797
*	Paratek Pharmaceuticals Inc.	52,466	796
*	Bellicum Pharmaceuticals Inc.	84,724	792
*	AxoGen Inc.	145,228	778
*	pSivida Corp.	289,627	776
*	Icad Inc.	149,653	763
*,^ Orexigen Therapeutics Inc.		1,344,571	757
*,^ Sientra Inc.		109,107	746
*,^ Second Sight Medical Products Inc.		148,413	717
*	Chiasma Inc.	77,680	712
*,^ CytoSorbents Corp.		180,312	707
*,^ Asterias Biotherapeutics Inc.		144,961	681
*	Symmetry Surgical Inc.	68,133	672
*	Sharps Compliance Corp.	120,596	663
*	Genesis Healthcare Inc.	284,945	661
*,^ Biolase Inc.		495,670	649
*	Neos Therapeutics Inc.	58,865	635
*	ChemoCentryx Inc.	253,064	630
*	Rexahn Pharmaceuticals Inc.	1,884,164	622
*	AVEO Pharmaceuticals Inc.	668,475	615
*	Verastem Inc.	384,666	608
*,^ Alimera Sciences Inc.		330,876	579
*,^ Avinger Inc.		60,222	577
*	CEL-SCI Corp.	1,088,791	577
*,^ Brainstorm Cell Therapeutics Inc.		214,458	573
*	Assembly Biosciences Inc.	113,542	570
*,^ Corindus Vascular Robotics Inc.		555,227	550
*	MEI Pharma Inc.	422,961	533
*	Adamis Pharmaceuticals Corp.	82,993	509
*,^ XBiotech Inc.		53,798	508
*	Edge Therapeutics Inc.	55,170	505
*,^ Palatin Technologies Inc.		915,420	494
*	Nuvectra Corp.	90,571	490
*	Tonix Pharmaceuticals Holding Corp.	201,704	486
*	Kindred Biosciences Inc.	140,818	486
*,^ Mast Therapeutics Inc.		1,761,106	483
*,^ Argos Therapeutics Inc.		75,070	480
*,^ Titan Pharmaceuticals Inc.		97,633	468
*	Pernix Therapeutics Holdings Inc.	442,708	465
*	Celsion Corp.	317,144	463
*,^ Tokai Pharmaceuticals Inc.		81,496	457
*	GlycoMimetics Inc.	76,600	457

*	Corium International Inc.	115,499	446
*,^ iBio Inc.		778,558	444
*,^ Conatus Pharmaceuticals Inc.		205,773	440
*	Sunesis Pharmaceuticals Inc.	812,965	439
*,^ Cytori Therapeutics Inc.		1,973,868	421
*	EPIRUS Biopharmaceuticals Inc.	156,090	420
*	Agile Therapeutics Inc.	66,922	416
*	Marinus Pharmaceuticals Inc.	76,624	412
*	Ocera Therapeutics Inc.	133,446	392
*	Biota Pharmaceuticals Inc.	254,062	381
*	EndoChoice Holdings Inc.	71,289	371
*	vTv Therapeutics Inc. Class A	71,261	368
*	Cumberland Pharmaceuticals Inc.	81,470	366
*	Cerulean Pharma Inc.	134,258	364
	AdCare Health Systems Inc.	154,765	359
*	Nivalis Therapeutics Inc.	86,054	359
*	Threshold Pharmaceuticals Inc.	768,352	353
*	Vical Inc.	902,229	353
*	Aclaris Therapeutics Inc.	18,501	351
*	BIND Therapeutics Inc.	158,988	350
*,^ StemCells Inc.		1,337,948	349
*	REGENXBIO Inc.	32,073	346
*	Caladrius Biosciences Inc.	453,297	340
*	Fate Therapeutics Inc.	188,469	339
*,^ Galectin Therapeutics Inc.		235,772	337
*,^ ContraVir Pharmaceuticals Inc.		278,424	337
*	Tobira Therapeutics Inc.	41,176	337
*	Cancer Genetics Inc.	117,322	333
*,^ Sunshine Heart Inc.		395,025	332
*,^ Tenax Therapeutics Inc.		158,300	325
	Enzon Pharmaceuticals Inc.	684,233	322
*	Hemispherx Biopharma Inc.	2,409,402	321
*	Synta Pharmaceuticals Corp.	1,329,697	319
*	Dipexium Pharmaceuticals Inc.	33,398	318
*	Zynerba Pharmaceuticals Inc.	33,419	316
*	Repros Therapeutics Inc.	318,960	309
*	Apricus Biosciences Inc.	512,106	298
*,^ Abeona Therapeutics Inc.		112,371	288
*,^ ImmunoCellular Therapeutics Ltd.		961,553	279
*	OXiGENE Inc.	348,782	277
*	Cymabay Therapeutics Inc.	204,434	276
*	Achaogen Inc.	98,365	271
*	Tracon Pharmaceuticals Inc.	38,697	270
*	Bovie Medical Corp.	157,978	264
*	Cardica Inc.	73,902	263
*	Cidara Therapeutics Inc.	20,537	261
*	aTyr Pharma Inc.	65,590	258
*	Harvard Apparatus Regenerative Technology Inc.	141,248	254
*	Acura Pharmaceuticals Inc.	89,117	252
*,^ Great Basin Scientific Inc.		34,176	245
*	CytomX Therapeutics Inc.	18,463	238
*	Cogentix Medical Inc.	213,016	234
*,^ Minerva Neurosciences Inc.		37,480	230
*	Biodel Inc.	675,309	223
*	Recro Pharma Inc.	37,150	222
*	Retractable Technologies Inc.	101,655	219
*,^ Eiger BioPharmaceuticals Inc.		12,889	216

*	Catabasis Pharmaceuticals Inc.	42,727	215
*,^ TearLab Corp.		341,643	215
*	OncoGenex Pharmaceuticals Inc.	309,190	211
*	Invuity Inc.	26,656	192
*	Dimension Therapeutics Inc.	24,270	190
*	MGC Diagnostics Corp.	30,659	186
*	Stereotaxis Inc.	167,566	184
*,^ Oculus Innovative Sciences Inc.		191,987	183
*,^ GTx Inc.		365,136	183
*	MyoKardia Inc.	16,863	181
*	Alphatec Holdings Inc.	750,358	180
*	Electromed Inc.	42,600	177
*,^ Amedica Corp.		112,209	174
*	Provectus Biopharmaceuticals Inc. Class A	449,359	170
*	Misonix Inc.	27,669	168
*	ERBA Diagnostics Inc.	164,869	168
*,^ Hansen Medical Inc.		62,603	163
*	Connecture Inc.	63,388	162
*	Cyclacel Pharmaceuticals Inc.	398,619	153
*,^ Biocept Inc.		114,469	148
*	Imprimis Pharmaceuticals Inc.	33,378	133
*	Opexa Therapeutics Inc.	56,710	132
*	Oncocyte Corp.	28,041	129
*	CASI Pharmaceuticals Inc.	119,606	127
*,^ Venaxis Inc.		46,580	126
*,^ RXi Pharmaceuticals Corp.		463,106	125
*	Chembio Diagnostics Inc.	20,355	122
	Catalyst Biosciences Inc.	71,358	120
*	Aethlon Medical Inc.	20,710	114
*	Cleveland BioLabs Inc.	45,001	114
*,^ Discovery Laboratories Inc.		68,708	113
*	CAS Medical Systems Inc.	78,450	111
*	CoLucid Pharmaceuticals Inc.	17,914	111
*	Bioanalytical Systems Inc.	91,696	106
*	Hooper Holmes Inc.	741,951	102
*,^ PhotoMedex Inc.		189,675	102
*	ARCA biopharma Inc.	28,967	99
*	Lantheus Holdings Inc.	51,715	98
*	Atossa Genetics Inc.	270,794	93
*	Proteon Therapeutics Inc.	11,948	92
*	GenVec Inc.	111,394	90
*	OncoSec Medical Inc.	35,047	89
*	ProPhase Labs Inc.	72,896	89
*	Evoke Pharma Inc.	17,363	88
*	Echo Therapeutics Inc.	64,674	87
*	Corbus Pharmaceuticals Holdings Inc.	46,770	85
*	EyeGate Pharmaceuticals Inc.	26,070	80
*	Oragenics Inc.	82,900	76
*	Vermillion Inc.	49,637	73
*	InfuSystems Holdings Inc.	20,504	72
	Daxor Corp.	8,705	70
*,^ Presbia plc		15,400	67
*	VirtualScopics Inc.	16,180	65
*,^ Alliqua BioMedical Inc.		78,783	65
*,^ Wright Medical Group Inc. CVR		52,493	65
*,^ Capnia Inc.		52,811	63
*	Alexza Pharmaceuticals Inc.	128,704	62

*	Onconova Therapeutics Inc.	106,120	62
*,^ EnteroMedics Inc.		62,427	60
*	Carbylan Therapeutics Inc.	82,959	53
*,^ Nanosphere Inc.		63,746	50
*,^ Signal Genetics Inc.		97,775	50
*	Strata Skin Sciences Inc.	50,049	47
*	Escalon Medical Corp.	59,011	47
*,^ GlobeImmune Inc.		21,106	43
*	CareDx Inc.	8,500	42
*	SCYNEXIS Inc.	9,918	40
*,^ BioLife Solutions Inc.		19,755	36
*,^ Neothetics Inc.		58,467	36
*,^ NovaBay Pharmaceuticals Inc.		16,403	35
*	Heat Biologics Inc.	49,276	34
*	NeuroMetrix Inc.	17,296	32
*	Streamline Health Solutions Inc.	21,760	31
*	Immune Pharmaceuticals Inc.	69,649	30
*	Transgenomic Inc.	51,199	30
*	SunLink Health Systems Inc.	60,871	30
*	VBI Vaccines Inc.	11,951	28
*	Interpace Diagnostics Group Inc.	99,850	25
*	American CareSource Holdings Inc.	51,566	24
*,^ NephroGenex Inc.		51,456	24
*	Mirna Therapeutics Inc.	5,500	24
	AbbVie Inc.	417	24
*	Eleven Biotherapeutics Inc.	72,856	23
*	HTG Molecular Diagnostics Inc.	7,700	22
*	AmpliPhi Biosciences Corp.	5,543	22
*	InspireMD Inc.	43,009	22
*	Aldeyra Therapeutics Inc.	5,016	21
*	Voyager Therapeutics Inc.	2,360	21
*	Ligand Pharmaceuticals Inc. Rights	395,811	20
*,^ Delcath Systems Inc.		66,129	19
	Ligand Pharmaceuticals Inc. Rights	395,811	19
*	TetraLogic Pharmaceuticals Corp.	88,594	16
*	CombiMatrix Corp.	4,289	15
*	Kura Oncology Inc.	3,666	15
*,^ WaferGen Bio-systems Inc.		21,088	14
	Span-America Medical Systems Inc.	705	13
*	Cesca Therapeutics Inc.	2,714	11
*	Lpath Inc. Class A	54,978	10
*	ADMA Biologics Inc.	1,200	10
*	Axsome Therapeutics Inc.	1,124	10
*	Ceres Inc.	43,655	10
*	Galmed Pharmaceuticals Ltd.	1,674	8
	Diversicare Healthcare Services Inc.	953	8
*	Allied Healthcare Products Inc.	11,721	8
*	VolitionRX Ltd.	2,051	7
	Ligand Pharmaceuticals Inc. Rights	395,811	7
*	Roka Bioscience Inc.	8,872	6
*	Pulmatrix Inc.	2,106	6
*	Ritter Pharmaceuticals Inc.	5,099	6
*	Arrhythmia Research Technology Inc.	1,175	5
*	Aradigm Corp.	891	4
	Kewaunee Scientific Corp.	214	4
*	Viking Therapeutics Inc.	2,000	3
*	BioPharmX Corp.	2,303	3

* Skyline Medical Inc.	10,900	2
* Rennova Health Inc.	2,430	2
* Zosano Pharma Corp.	747	2
* Ligand Pharmaceuticals Inc. Rights	395,811	1
* American Shared Hospital Services	276	1
		4,844,529
Industrials (13.7%)
* TransDigm Group Inc.	591,857	130,410
Alaska Air Group Inc.	1,374,851	112,765
Acuity Brands Inc.	482,066	105,158
Fortune Brands Home & Security Inc.	1,729,663	96,930
* IHS Inc. Class A	747,150	92,766
Waste Connections Inc.	1,351,246	87,277
Wabtec Corp.	1,010,570	80,128
* JetBlue Airways Corp.	3,538,254	74,728
* Sensata Technologies Holding NV	1,870,596	72,654
Huntington Ingalls Industries Inc.	516,148	70,681
Carlisle Cos. Inc.	703,757	70,024
IDEX Corp.	833,347	69,068
* Middleby Corp.	629,593	67,222
* HD Supply Holdings Inc.	2,015,362	66,648
ManpowerGroup Inc.	793,471	64,604
Hubbell Inc. Class B	590,120	62,511
* WABCO Holdings Inc.	583,930	62,434
AO Smith Corp.	817,006	62,346
Owens Corning	1,278,692	60,457
* Spirit AeroSystems Holdings Inc. Class A	1,315,051	59,651
Lennox International Inc.	437,467	59,141
KAR Auction Services Inc.	1,508,471	57,533
Orbital ATK Inc.	646,117	56,173
Macquarie Infrastructure Corp.	815,156	54,974
* Old Dominion Freight Line Inc.	753,135	52,433
B/E Aerospace Inc.	1,118,174	51,570
* AECOM	1,672,331	51,491
Toro Co.	597,747	51,478
Graco Inc.	603,674	50,684
Allison Transmission Holdings Inc.	1,867,775	50,393
* Copart Inc.	1,118,340	45,595
Hexcel Corp.	1,037,785	45,362
* Hertz Global Holdings Inc.	4,286,573	45,138
Nordson Corp.	588,290	44,734
Donaldson Co. Inc.	1,358,193	43,340
Lincoln Electric Holdings Inc.	713,907	41,814
MSC Industrial Direct Co. Inc. Class A	531,649	40,570
BWX Technologies Inc.	1,165,915	39,128
* Genesee & Wyoming Inc. Class A	621,538	38,970
AGCO Corp.	780,140	38,773
Watsco Inc.	284,654	38,354
* Spirit Airlines Inc.	790,230	37,915
Chicago Bridge & Iron Co. NV	1,033,115	37,802
Curtiss-Wright Corp.	494,770	37,439
RR Donnelley & Sons Co.	2,277,054	37,344
ITT Corp.	976,325	36,017
* Kirby Corp.	586,294	35,348
* Teledyne Technologies Inc.	384,864	33,922
Deluxe Corp.	537,880	33,612
EMCOR Group Inc.	687,926	33,433

	Air Lease Corp. Class A	1,025,693	32,945
	Oshkosh Corp.	804,046	32,861
	Woodward Inc.	610,723	31,770
*	Colfax Corp.	1,105,985	31,620
	CLARCOR Inc.	538,133	31,099
	Regal Beloit Corp.	489,749	30,898
	Valmont Industries Inc.	249,449	30,892
	Trinity Industries Inc.	1,677,981	30,724
	Landstar System Inc.	467,405	30,199
*,^ XPO Logistics Inc.		977,541	30,010
	Terex Corp.	1,195,580	29,746
	Healthcare Services Group Inc.	802,154	29,527
	Crane Co.	546,372	29,428
*	Avis Budget Group Inc.	1,059,748	28,995
	Rollins Inc.	1,049,855	28,472
*	Clean Harbors Inc.	576,534	28,446
*	Generac Holdings Inc.	739,163	27,526
	EnerSys	483,114	26,919
	Timken Co.	777,936	26,053
	Allegiant Travel Co. Class A	145,583	25,922
*	Armstrong World Industries Inc.	528,438	25,561
*	WESCO International Inc.	454,733	24,860
	Covanta Holding Corp.	1,465,204	24,703
*	USG Corp.	993,195	24,641
*	Hawaiian Holdings Inc.	522,071	24,637
	KBR Inc.	1,559,410	24,140
	AMERCO	66,816	23,874
	CEB Inc.	359,572	23,275
*	Dycom Industries Inc.	358,777	23,202
*	Beacon Roofing Supply Inc.	551,511	22,617
*	Rexnord Corp.	1,114,365	22,532
*	Manitowoc Foodservice Inc.	1,501,207	22,128
	GATX Corp.	465,695	22,121
	Hillenbrand Inc.	704,044	21,086
*	NOW Inc.	1,178,982	20,892
*	Esterline Technologies Corp.	325,306	20,842
	Granite Construction Inc.	434,718	20,780
*	Masonite International Corp.	310,339	20,327
	Herman Miller Inc.	651,898	20,137
	ABM Industries Inc.	618,924	19,997
*	WageWorks Inc.	394,625	19,972
	Barnes Group Inc.	568,108	19,901
*	Proto Labs Inc.	257,350	19,839
	Kennametal Inc.	874,339	19,664
*	RBC Bearings Inc.	264,935	19,409
	HNI Corp.	493,945	19,348
	Tetra Tech Inc.	647,845	19,319
*	On Assignment Inc.	519,828	19,192
	Matson Inc.	475,867	19,116
	Applied Industrial Technologies Inc.	440,277	19,108
	Matthews International Corp. Class A	370,606	19,075
	Universal Forest Products Inc.	221,724	19,028
	Mueller Industries Inc.	644,181	18,952
*	KLX Inc.	579,764	18,634
	UniFirst Corp.	168,538	18,391
	John Bean Technologies Corp.	324,630	18,312
	Brink's Co.	540,354	18,150

	HEICO Corp. Class A	379,908	18,084
	Simpson Manufacturing Co. Inc.	469,186	17,909
	Knight Transportation Inc.	670,234	17,527
*	Swift Transportation Co.	938,196	17,479
	Mueller Water Products Inc. Class A	1,748,625	17,276
	Joy Global Inc.	1,069,753	17,191
	Watts Water Technologies Inc. Class A	309,994	17,090
	Triumph Group Inc.	540,687	17,021
	MSA Safety Inc.	349,952	16,920
*	Moog Inc. Class A	368,931	16,853
	Korn/Ferry International	590,572	16,707
*	Trex Co. Inc.	343,600	16,469
	Mobile Mini Inc.	494,209	16,319
*	FTI Consulting Inc.	456,295	16,203
*,^ SolarCity Corp.		658,674	16,190
	AZZ Inc.	285,679	16,169
	G&K Services Inc. Class A	219,228	16,058
	Actuant Corp. Class A	642,884	15,886
*	Hub Group Inc. Class A	386,800	15,778
*	TransUnion	559,202	15,440
	Aircastle Ltd.	691,376	15,376
	Forward Air Corp.	337,938	15,315
*	Advisory Board Co.	458,289	14,780
*	MRC Global Inc.	1,120,056	14,718
	Steelcase Inc. Class A	984,962	14,696
	Exponent Inc.	284,822	14,529
*	Huron Consulting Group Inc.	249,174	14,499
*	MasTec Inc.	700,979	14,188
	EnPro Industries Inc.	241,301	13,918
	Apogee Enterprises Inc.	314,554	13,806
	Brady Corp. Class A	513,210	13,775
	Franklin Electric Co. Inc.	426,772	13,729
	HEICO Corp.	225,099	13,535
	Interface Inc. Class A	725,994	13,460
	Werner Enterprises Inc.	489,078	13,283
	Comfort Systems USA Inc.	417,757	13,272
	Essendant Inc.	414,437	13,233
	Kaman Corp.	306,197	13,072
*	Babcock & Wilcox Enterprises Inc.	605,253	12,952
	West Corp.	559,297	12,763
	AAON Inc.	452,883	12,681
	Heartland Express Inc.	662,308	12,286
	Albany International Corp.	320,598	12,051
*	TrueBlue Inc.	460,598	12,045
*	Aerojet Rocketdyne Holdings Inc.	717,373	11,751
	Knoll Inc.	541,852	11,731
*	Atlas Air Worldwide Holdings Inc.	276,416	11,684
	Briggs & Stratton Corp.	482,211	11,534
*	SPX FLOW Inc.	458,837	11,508
*	TASER International Inc.	585,604	11,495
	ESCO Technologies Inc.	292,410	11,398
*	DigitalGlobe Inc.	656,101	11,351
	SkyWest Inc.	562,226	11,239
*	American Woodmark Corp.	150,010	11,189
	Standex International Corp.	142,020	11,051
*	ACCO Brands Corp.	1,215,817	10,918
	US Ecology Inc.	241,197	10,651

	Primoris Services Corp.	430,973	10,473
	Tennant Co.	202,395	10,419
*	Team Inc.	327,580	9,952
*	Gibraltar Industries Inc.	344,111	9,842
*	Wabash National Corp.	737,782	9,739
	Astec Industries Inc.	206,829	9,653
	Sun Hydraulics Corp.	289,285	9,601
	Cubic Corp.	240,042	9,592
*	Air Transport Services Group Inc.	622,286	9,571
	Federal Signal Corp.	697,864	9,254
	Insperity Inc.	176,306	9,120
^	Lindsay Corp.	127,342	9,119
*	Wesco Aircraft Holdings Inc.	633,608	9,118
*,^ Navistar International Corp.		724,784	9,074
*	Aegion Corp. Class A	425,492	8,974
	CIRCOR International Inc.	192,103	8,912
	Encore Wire Corp.	228,360	8,890
*	Navigant Consulting Inc.	559,482	8,845
*	TriMas Corp.	504,800	8,844
*	Builders FirstSource Inc.	763,740	8,607
	AAR Corp.	369,328	8,594
*	Meritor Inc.	1,056,102	8,512
	Altra Industrial Motion Corp.	306,377	8,511
*	Continental Building Products Inc.	448,451	8,323
	Advanced Drainage Systems Inc.	378,744	8,067
*	ICF International Inc.	228,866	7,866
*	Virgin America Inc.	203,244	7,837
*	Saia Inc.	277,862	7,822
	Greenbrier Cos. Inc.	282,112	7,798
	Resources Connection Inc.	494,946	7,701
	Multi-Color Corp.	143,985	7,682
*	Echo Global Logistics Inc.	279,666	7,596
*	Astronics Corp.	197,587	7,538
	Quanex Building Products Corp.	423,869	7,358
	Griffon Corp.	473,215	7,311
	Viad Corp.	249,296	7,269
*	Chart Industries Inc.	334,215	7,259
*	Patrick Industries Inc.	159,748	7,251
	SPX Corp.	462,551	6,948
	McGrath RentCorp	274,930	6,895
	Hyster-Yale Materials Handling Inc.	102,371	6,818
	Raven Industries Inc.	420,189	6,731
*	RPX Corp.	593,601	6,684
*	Univar Inc.	384,932	6,613
*	Rush Enterprises Inc. Class A	361,732	6,598
*	Tutor Perini Corp.	424,144	6,591
*	Thermon Group Holdings Inc.	372,967	6,549
	General Cable Corp.	535,394	6,537
	Kelly Services Inc. Class A	337,406	6,451
	Kforce Inc.	328,398	6,430
*	Aerovironment Inc.	227,009	6,429
	Manitowoc Co. Inc.	1,464,607	6,342
*	TriNet Group Inc.	437,404	6,277
	Kadant Inc.	136,364	6,158
*	Lydall Inc.	188,933	6,144
	H&E Equipment Services Inc.	349,950	6,135
	Gorman-Rupp Co.	234,473	6,080

*	Nortek Inc.	123,822	5,979
	Global Brass & Copper Holdings Inc.	239,650	5,979
*	CBIZ Inc.	591,013	5,963
	Ennis Inc.	304,588	5,955
	Alamo Group Inc.	106,053	5,908
	Insteel Industries Inc.	189,557	5,795
	ArcBest Corp.	264,844	5,718
	TAL International Group Inc.	370,271	5,717
	Douglas Dynamics Inc.	248,537	5,694
	Marten Transport Ltd.	303,968	5,690
*	MYR Group Inc.	224,734	5,643
	National Presto Industries Inc.	66,257	5,548
*	Blount International Inc.	553,855	5,527
*	PGT Inc.	534,756	5,262
*	GP Strategies Corp.	189,342	5,188
	Heidrick & Struggles International Inc.	211,447	5,011
	Harsco Corp.	886,086	4,829
	Argan Inc.	136,533	4,800
*	SP Plus Corp.	198,412	4,774
*	NCI Building Systems Inc.	332,434	4,721
*	PowerSecure International Inc.	247,788	4,631
*	Mistras Group Inc.	186,407	4,617
	Park-Ohio Holdings Corp.	99,808	4,274
*	CSW Industrials Inc.	134,342	4,232
	Kimball International Inc. Class B	369,899	4,198
*	Roadrunner Transportation Systems Inc.	332,270	4,140
	NN Inc.	297,145	4,065
*	Energy Recovery Inc.	391,594	4,049
*,^ Plug Power Inc.		1,945,177	3,988
	Quad/Graphics Inc.	307,775	3,983
^	American Railcar Industries Inc.	97,574	3,974
	Columbus McKinnon Corp.	248,663	3,919
*	Ply Gem Holdings Inc.	266,091	3,739
*	InnerWorkings Inc.	467,478	3,716
	VSE Corp.	53,937	3,662
*	Engility Holdings Inc.	191,386	3,590
*	Veritiv Corp.	92,260	3,438
*	YRC Worldwide Inc.	354,382	3,303
*	Kratos Defense & Security Solutions Inc.	659,092	3,262
*	BMC Stock Holdings Inc.	193,994	3,224
	Celadon Group Inc.	307,032	3,218
	LSI Industries Inc.	269,834	3,171
	Titan International Inc.	582,356	3,133
*	Covenant Transportation Group Inc. Class A	129,014	3,121
	Powell Industries Inc.	103,143	3,075
	American Science & Engineering Inc.	108,756	3,011
*	Great Lakes Dredge & Dock Corp.	663,674	2,960
*,^ KEYW Holding Corp.		438,246	2,910
*	Vectrus Inc.	124,603	2,835
*	Franklin Covey Co.	154,722	2,722
*	Milacron Holdings Corp.	155,997	2,572
*	DXP Enterprises Inc.	143,002	2,511
*	Vicor Corp.	237,893	2,493
*	Titan Machinery Inc.	213,223	2,465
*	Casella Waste Systems Inc. Class A	361,773	2,424
	Barrett Business Services Inc.	83,137	2,390
*	CRA International Inc.	121,546	2,387

	FreightCar America Inc.	152,416	2,375
*	USA Truck Inc.	123,937	2,335
	Miller Industries Inc.	113,038	2,292
	Graham Corp.	114,646	2,283
	LB Foster Co. Class A	121,040	2,198
	Acacia Research Corp.	575,810	2,182
*	ARC Document Solutions Inc.	461,228	2,076
	Hurco Cos. Inc.	58,486	1,929
	Allied Motion Technologies Inc.	103,926	1,871
*,^ FuelCell Energy Inc.		272,934	1,848
*	PAM Transportation Services Inc.	59,461	1,831
*	Ducommun Inc.	116,628	1,779
	CECO Environmental Corp.	286,081	1,777
*	Orion Marine Group Inc.	339,055	1,756
*	Sparton Corp.	96,572	1,737
*	CAI International Inc.	179,016	1,729
*,^ Layne Christensen Co.		236,283	1,699
*	Willis Lease Finance Corp.	74,239	1,603
	Houston Wire & Cable Co.	226,364	1,582
*,^ ExOne Co.		114,742	1,508
*	Hill International Inc.	441,247	1,487
*	Lawson Products Inc.	74,287	1,455
*,^ Energous Corp.		140,054	1,415
*	TRC Cos. Inc.	191,838	1,391
*	Integrated Electrical Services Inc.	92,991	1,364
	Universal Truckload Services Inc.	82,054	1,351
*,^ Sunrun Inc.		201,051	1,303
*	NV5 Global Inc.	48,471	1,300
	Supreme Industries Inc. Class A	146,823	1,298
*	Heritage-Crystal Clean Inc.	126,154	1,254
	CDI Corp.	195,530	1,228
*	Northwest Pipe Co.	129,639	1,195
	Hardinge Inc.	92,559	1,154
	Omega Flex Inc.	33,062	1,150
*	Astronics Corp. Class B	29,866	1,148
*	Accuride Corp.	734,994	1,139
*	Sterling Construction Co. Inc.	217,115	1,118
*,^ American Superconductor Corp.		137,561	1,045
	Dynamic Materials Corp.	156,318	1,013
*	Ameresco Inc. Class A	208,174	993
	Preformed Line Products Co.	27,126	991
	Twin Disc Inc.	95,815	971
*	Pendrell Corp.	1,771,611	939
*	Hudson Technologies Inc.	282,320	926
*	LMI Aerospace Inc.	107,624	916
*	Commercial Vehicle Group Inc.	331,918	880
*	Gencor Industries Inc.	53,078	776
*	Xerium Technologies Inc.	147,967	772
*,^ Manitex International Inc.		147,587	772
*	Power Solutions International Inc.	54,200	748
*	CPI Aerostructures Inc.	100,519	737
*	Radiant Logistics Inc.	195,398	698
*,^ Energy Focus Inc.		92,673	689
*	Willdan Group Inc.	69,153	667
*,^ Enphase Energy Inc.		283,039	659
*	Astrotech Corp.	304,120	636
*	Arotech Corp.	259,655	631

*	API Technologies Corp.	308,861	608
	Eastern Co.	36,857	605
*	Virco Manufacturing Corp.	190,592	587
*	Rush Enterprises Inc. Class B	31,865	582
*	HC2 Holdings Inc.	149,886	573
*	Performant Financial Corp.	333,836	568
*,^ Intersections Inc.		230,073	566
*	Ultralife Corp.	108,865	557
	LS Starrett Co. Class A	49,944	517
*,^ Odyssey Marine Exploration Inc.		75,982	516
*	NL Industries Inc.	209,136	473
	Providence and Worcester Railroad Co.	31,838	458
	Ecology and Environment Inc.	45,469	456
*	SIFCO Industries Inc.	47,767	444
*	MFRI Inc.	62,526	438
*	Neff Corp. Class A	58,639	436
*	Volt Information Sciences Inc.	54,053	407
*	Taylor Devices Inc.	27,595	403
*	Broadwind Energy Inc.	128,056	385
*,^ Capstone Turbine Corp.		228,530	366
	Hudson Global Inc.	150,031	356
*,^ MagneGas Corp.		330,903	344
*	Active Power Inc.	351,001	340
*	Innovative Solutions & Support Inc.	128,429	338
*	Cenveo Inc.	755,695	317
*	SL Industries Inc.	9,034	307
*,^ Revolution Lighting Technologies Inc.		57,788	304
*	BlueLinx Holdings Inc.	481,942	294
	RCM Technologies Inc.	54,236	288
*	Patriot Transportation Holding Inc.	13,987	283
*	Jewett-Cameron Trading Co. Ltd.	23,964	273
*	Transcat Inc.	26,809	272
*	Fuel Tech Inc.	154,534	270
*	Key Technology Inc.	39,089	267
*	Orion Energy Systems Inc.	190,348	265
*	Alpha Pro Tech Ltd.	137,409	250
*	Blue Bird Corp.	22,521	244
*	Perma-Fix Environmental Services	61,835	229
*	Mastech Holdings Inc.	25,867	187
*	Rand Logistics Inc.	195,018	185
*	General Finance Corp.	35,346	161
*	Air T Inc.	6,332	153
	Servotronics Inc.	19,902	148
*	Marathon Patent Group Inc.	72,034	143
*	Jason Industries Inc.	39,669	139
*	Goldfield Corp.	77,900	132
*	Versar Inc.	52,841	128
*	ARC Group Worldwide Inc.	47,642	119
*,^ Lightbridge Corp.		190,041	106
*	AMREP Corp.	22,243	98
*	Genco Shipping & Trading Ltd.	138,725	89
*	DLH Holdings Corp.	19,425	78
*	American Electric Technologies Inc.	38,260	69
*	EnSync Inc.	234,876	66
*,^ Real Goods Solar Inc. Class A		71,291	51
*	Erickson Inc.	27,688	46
*	Ideal Power Inc.	9,203	42

*	Lime Energy Co.	12,704	36
*,^ Spherix Inc.		19,271	35
*	Industrial Services of America Inc.	13,535	33
^	General Employment Enterprises Inc.	6,780	29
*	Ocean Power Technologies Inc.	11,227	26
*	LiqTech International Inc.	32,928	23
	Chicago Rivet & Machine Co.	951	23
*	Art's-Way Manufacturing Co. Inc.	5,943	17
*	Tel-Instrument Electronics Corp.	3,304	14
	Espey Manufacturing & Electronics Corp.	566	14
*	Aqua Metals Inc.	1,895	13
*	Continental Materials Corp.	900	11
*	Cemtrex Inc.	4,622	9
	EnviroStar Inc.	2,900	9
	Compx International Inc.	679	7
	Acme United Corp.	409	7
*	Micronet Enertec Technologies Inc.	3,100	6
*	Digital Power Corp.	11,401	5
*	Quest Resource Holding Corp.	7,825	3
	WSI Industries Inc.	805	3
*	CTPartners Executive Search Inc.	83,162	—
			5,851,442
Information Technology (16.5%)
*	LinkedIn Corp. Class A	1,272,785	145,543
*	Palo Alto Networks Inc.	804,584	131,260
*	FleetCor Technologies Inc.	849,208	126,320
	Maxim Integrated Products Inc.	3,152,396	115,945
*	Twitter Inc.	6,538,447	108,211
*	ServiceNow Inc.	1,647,966	100,823
*	Workday Inc. Class A	1,221,504	93,860
	Global Payments Inc.	1,419,340	92,683
*	Vantiv Inc. Class A	1,716,590	92,490
*	ANSYS Inc.	971,463	86,907
*	Synopsys Inc.	1,690,816	81,903
	CDK Global Inc.	1,737,598	80,885
*	Gartner Inc.	903,464	80,725
*	Cadence Design Systems Inc.	3,356,065	79,136
	Broadridge Financial Solutions Inc.	1,305,651	77,438
	Jack Henry & Associates Inc.	862,005	72,900
*	Splunk Inc.	1,428,528	69,898
*	Trimble Navigation Ltd.	2,767,798	68,641
	CDW Corp.	1,636,173	67,901
*	CoStar Group Inc.	356,929	67,163
*	Arrow Electronics Inc.	1,007,717	64,907
	Sabre Corp.	2,237,503	64,709
	Avnet Inc.	1,415,277	62,697
*	Ultimate Software Group Inc.	317,161	61,371
	Ingram Micro Inc.	1,627,102	58,429
	SS&C Technologies Holdings Inc.	885,807	56,178
	Marvell Technology Group Ltd.	5,178,836	53,394
*	Keysight Technologies Inc.	1,877,746	52,089
	Computer Sciences Corp.	1,510,574	51,949
*	Nuance Communications Inc.	2,687,807	50,235
*	Fortinet Inc.	1,601,449	49,052
	Teradyne Inc.	2,230,995	48,167
*	Microsemi Corp.	1,231,179	47,166
*	Tyler Technologies Inc.	363,302	46,724

*	Genpact Ltd.	1,718,070	46,714
	Brocade Communications Systems Inc.	4,385,490	46,398
*	Manhattan Associates Inc.	797,210	45,337
*	ARRIS International plc	1,971,950	45,197
*,^ VMware Inc. Class A		851,416	44,538
*	ON Semiconductor Corp.	4,509,702	43,248
*	Guidewire Software Inc.	784,433	42,736
*	PTC Inc.	1,268,135	42,051
*	Euronet Worldwide Inc.	551,291	40,856
*	NCR Corp.	1,346,940	40,314
	Jabil Circuit Inc.	2,085,084	40,180
	FEI Co.	447,833	39,862
	IAC/InterActiveCorp	843,981	39,735
*	Zebra Technologies Corp.	571,407	39,427
	DST Systems Inc.	347,999	39,244
	Heartland Payment Systems Inc.	404,002	39,014
*	CommScope Holding Co. Inc.	1,382,191	38,591
*	IPG Photonics Corp.	400,895	38,518
*	Cavium Inc.	625,754	38,271
	Booz Allen Hamilton Holding Corp. Class A	1,258,844	38,118
	MAXIMUS Inc.	714,255	37,598
	Atmel Corp.	4,601,188	37,362
	Fair Isaac Corp.	345,686	36,674
	Cognex Corp.	932,007	36,302
*	ViaSat Inc.	492,770	36,209
	Leidos Holdings Inc.	704,790	35,465
*	WEX Inc.	420,552	35,057
*	Take-Two Interactive Software Inc.	929,931	35,031
*	VeriFone Systems Inc.	1,230,939	34,762
*	EPAM Systems Inc.	459,009	34,274
*	CoreLogic Inc.	973,525	33,781
	National Instruments Corp.	1,116,314	33,612
*	Aspen Technology Inc.	913,204	32,994
	Blackbaud Inc.	517,421	32,541
*,^ Cree Inc.		1,116,662	32,495
*	Synaptics Inc.	403,892	32,206
	j2 Global Inc.	506,671	31,201
*	Integrated Device Technology Inc.	1,484,951	30,352
	Littelfuse Inc.	245,659	30,243
*	Ellie Mae Inc.	327,663	29,699
	Cypress Semiconductor Corp.	3,412,875	29,556
*	Qlik Technologies Inc.	1,021,967	29,555
	Convergys Corp.	1,061,417	29,476
	SYNNEX Corp.	316,012	29,260
*	Tech Data Corp.	379,658	29,146
*	CACI International Inc. Class A	267,612	28,554
	Belden Inc.	460,756	28,281
*	FireEye Inc.	1,565,708	28,167
*,^ NetSuite Inc.		410,930	28,145
*	ACI Worldwide Inc.	1,297,639	26,978
*	Ciena Corp.	1,412,574	26,867
*	Rackspace Hosting Inc.	1,239,458	26,760
*	Tableau Software Inc. Class A	577,988	26,512
*,^ Zillow Group Inc.		1,096,366	26,017
*	WebMD Health Corp.	409,497	25,647
	Monolithic Power Systems Inc.	402,148	25,593
*	First Data Corp. Class A	1,975,044	25,557

*	Universal Display Corp.	468,849	25,365
*	Cirrus Logic Inc.	694,165	25,275
*	Fairchild Semiconductor International Inc. Class A	1,247,270	24,945
*	NetScout Systems Inc.	1,081,776	24,848
*	Infinera Corp.	1,546,853	24,842
*	Coherent Inc.	265,838	24,431
*,^ Arista Networks Inc.		386,250	24,372
	Science Applications International Corp.	456,610	24,356
*,^ Proofpoint Inc.		451,378	24,275
	Dolby Laboratories Inc. Class A	535,101	23,255
*	Verint Systems Inc.	682,633	22,786
	Lexmark International Inc. Class A	677,234	22,640
	Mentor Graphics Corp.	1,085,668	22,072
	MKS Instruments Inc.	585,757	22,054
*	EchoStar Corp. Class A	497,442	22,032
*	Electronics For Imaging Inc.	512,739	21,735
*,^ GrubHub Inc.		856,861	21,533
	InterDigital Inc.	386,371	21,502
*	Finisar Corp.	1,173,766	21,409
*	Entegris Inc.	1,554,540	21,173
*	Pandora Media Inc.	2,357,573	21,100
	Diebold Inc.	714,513	20,657
*	Blackhawk Network Holdings Inc.	598,005	20,512
*	Sanmina Corp.	856,605	20,027
*,^ Advanced Micro Devices Inc.		7,017,964	20,001
*	CommVault Systems Inc.	462,807	19,979
	Intersil Corp. Class A	1,437,505	19,219
*	Silicon Laboratories Inc.	425,096	19,112
*	ExlService Holdings Inc.	363,789	18,844
*	Cray Inc.	446,037	18,693
*	Rovi Corp.	911,192	18,689
*	Acxiom Corp.	861,730	18,475
*	MicroStrategy Inc. Class A	102,715	18,460
*	Zynga Inc. Class A	7,987,331	18,211
*,^ 3D Systems Corp.		1,170,581	18,109
*	Syntel Inc.	362,605	18,105
*	Cardtronics Inc.	496,739	17,878
	Vishay Intertechnology Inc.	1,457,326	17,794
*	Cornerstone OnDemand Inc.	538,533	17,648
*	Stamps.com Inc.	164,873	17,523
*	Viavi Solutions Inc.	2,536,479	17,400
*	Itron Inc.	413,320	17,244
	Travelport Worldwide Ltd.	1,243,244	16,983
*	Rambus Inc.	1,193,218	16,407
*	Polycom Inc.	1,457,614	16,252
	CSG Systems International Inc.	358,626	16,196
	Tessera Technologies Inc.	518,352	16,069
*	Anixter International Inc.	307,423	16,020
*	Semtech Corp.	712,847	15,676
	Power Integrations Inc.	315,478	15,667
*	comScore Inc.	516,141	15,505
*	Advanced Energy Industries Inc.	442,520	15,395
*	Imperva Inc.	295,819	14,939
*	Plexus Corp.	366,700	14,492
	Plantronics Inc.	368,842	14,455
*,^ NeuStar Inc. Class A		587,029	14,441
*	Demandware Inc.	366,469	14,329

*	NETGEAR Inc.	354,750	14,321
*	Paycom Software Inc.	400,208	14,247
*	Synchronoss Technologies Inc.	440,460	14,244
*	Lumentum Holdings Inc.	520,863	14,048
*	Super Micro Computer Inc.	404,055	13,770
*	Progress Software Corp.	567,970	13,699
*	LogMeIn Inc.	270,835	13,666
*,^ Zillow Group Inc. Class A		534,028	13,644
*,^ SunPower Corp. Class A		597,053	13,338
*	OSI Systems Inc.	202,565	13,266
*	Sykes Enterprises Inc.	432,184	13,043
*	Bottomline Technologies de Inc.	423,392	12,909
*	BroadSoft Inc.	319,555	12,894
*	Inphi Corp.	385,408	12,850
*,^ Knowles Corp.		972,463	12,817
*	Benchmark Electronics Inc.	551,369	12,709
*	II-VI Inc.	582,135	12,638
*	Zendesk Inc.	600,401	12,566
*	QLogic Corp.	931,579	12,520
	NIC Inc.	682,347	12,303
*	ScanSource Inc.	302,128	12,200
	Methode Electronics Inc.	415,731	12,156
*	RealPage Inc.	579,261	12,072
*	Rogers Corp.	200,787	12,021
*	Yelp Inc. Class A	597,941	11,887
*	Insight Enterprises Inc.	411,380	11,782
	ADTRAN Inc.	579,763	11,723
^	Ebix Inc.	285,369	11,640
*	Virtusa Corp.	299,272	11,211
*	Envestnet Inc.	409,545	11,140
*	Web.com Group Inc.	555,603	11,012
	Badger Meter Inc.	165,471	11,005
	Cabot Microelectronics Corp.	268,862	10,999
*	Fabrinet	335,815	10,864
	Monotype Imaging Holdings Inc.	447,610	10,707
*	Rofin-Sinar Technologies Inc.	330,771	10,657
*	MaxLinear Inc.	568,005	10,508
	Pegasystems Inc.	413,385	10,492
*	Callidus Software Inc.	622,824	10,389
*	Infoblox Inc.	600,577	10,270
*	TiVo Inc.	1,074,168	10,215
	EVERTEC Inc.	716,515	10,017
	MTS Systems Corp.	162,749	9,903
*	RingCentral Inc. Class A	622,293	9,801
*	Ruckus Wireless Inc.	988,636	9,699
*	Newport Corp.	413,546	9,512
*,^ Ubiquiti Networks Inc.		283,839	9,443
*	Gigamon Inc.	302,271	9,376
*	Kulicke & Soffa Industries Inc.	828,067	9,374
*	M/A-COM Technology Solutions Holdings Inc.	213,665	9,356
	ManTech International Corp.Class A	285,450	9,132
*	Perficient Inc.	397,669	8,637
*	Veeco Instruments Inc.	443,313	8,636
*	Diodes Inc.	425,019	8,543
*	Ixia	681,555	8,492
*,^ Fitbit Inc. Class A		559,247	8,473
	Brooks Automation Inc.	783,579	8,149

*	GoDaddy Inc. Class A	252,010	8,147
*	Marketo Inc.	406,966	7,964
*	SPS Commerce Inc.	183,607	7,884
*,^ Shutterstock Inc.		214,495	7,878
*	Photronics Inc.	737,895	7,681
*,^ Quotient Technology Inc.		716,324	7,593
*	Mercury Systems Inc.	368,362	7,478
	AVX Corp.	588,700	7,400
*	Lattice Semiconductor Corp.	1,291,749	7,337
*	Paylocity Holding Corp.	223,735	7,325
*,^ Endurance International Group Holdings Inc.		694,549	7,314
*	InvenSense Inc.	865,039	7,266
*	CalAmp Corp.	399,019	7,154
*	Ultratech Inc.	325,731	7,114
*	Interactive Intelligence Group Inc.	194,773	7,094
*	Amkor Technology Inc.	1,184,038	6,974
	CTS Corp.	439,450	6,917
*	Qualys Inc.	260,975	6,605
	TeleTech Holdings Inc.	237,179	6,584
	EarthLink Holdings Corp.	1,144,164	6,487
	Epiq Systems Inc.	430,881	6,472
*,^ Oclaro Inc.		1,185,977	6,404
*,^ Gogo Inc.		574,661	6,327
*	Black Knight Financial Services Inc. Class A	199,562	6,192
*	Q2 Holdings Inc.	256,460	6,165
*	FARO Technologies Inc.	190,793	6,145
*	Silver Spring Networks Inc.	410,770	6,059
*	CEVA Inc.	263,834	5,936
*	Applied Micro Circuits Corp.	913,845	5,903
*	Bankrate Inc.	643,183	5,898
*	New Relic Inc.	221,082	5,766
*	Xura Inc.	284,028	5,587
*	Cvent Inc.	258,574	5,533
*	ShoreTel Inc.	738,492	5,494
	Forrester Research Inc.	163,000	5,478
	Cass Information Systems Inc.	104,525	5,472
*	Rudolph Technologies Inc.	400,420	5,470
*	Checkpoint Systems Inc.	515,454	5,216
	Comtech Telecommunications Corp.	220,026	5,142
*	VASCO Data Security International Inc.	330,329	5,087
*	ePlus Inc.	63,179	5,087
*	XO Group Inc.	312,487	5,015
*,^ Box Inc.		406,087	4,979
*	FormFactor Inc.	663,842	4,826
*	Match Group Inc.	434,818	4,809
*	DTS Inc.	218,032	4,749
*	DHI Group Inc.	585,515	4,725
*	HubSpot Inc.	107,374	4,684
*	TTM Technologies Inc.	702,828	4,674
*,^ Benefitfocus Inc.		140,021	4,670
*,^ Eastman Kodak Co.		427,408	4,637
*	GTT Communications Inc.	277,148	4,584
*	Nanometrics Inc.	285,311	4,519
*	Rubicon Project Inc.	246,040	4,498
*	Nimble Storage Inc.	568,461	4,457
*	SciQuest Inc.	320,820	4,453
*,^ Pure Storage Inc. Class A		320,504	4,388

	IXYS Corp.	388,330	4,357
*,^ Unisys Corp.		550,509	4,239
*,^ Square Inc.		274,256	4,191
	Hackett Group Inc.	276,374	4,179
*	Hortonworks Inc.	369,228	4,172
*	Sonus Networks Inc.	551,906	4,156
	PC Connection Inc.	160,613	4,145
*	NeoPhotonics Corp.	292,835	4,111
*	PDF Solutions Inc.	303,500	4,061
	Park Electrochemical Corp.	253,162	4,053
*	Textura Corp.	216,545	4,034
*	Actua Corp.	441,608	3,997
*	Xcerra Corp.	611,784	3,989
*	Angie's List Inc.	488,646	3,943
*	GSI Group Inc.	278,261	3,940
*	Monster Worldwide Inc.	1,178,005	3,840
*	Barracuda Networks Inc.	245,645	3,783
*	Exar Corp.	643,396	3,700
	Daktronics Inc.	462,709	3,655
*	Intralinks Holdings Inc.	462,985	3,648
*,^ Glu Mobile Inc.		1,283,414	3,619
*	TrueCar Inc.	646,685	3,615
*	Extreme Networks Inc.	1,133,695	3,526
*	Calix Inc.	495,177	3,511
*	RetailMeNot Inc.	436,953	3,500
	Cohu Inc.	289,440	3,439
*	LivePerson Inc.	586,755	3,433
*	Axcelis Technologies Inc.	1,214,056	3,399
*	PROS Holdings Inc.	287,085	3,385
*	Lionbridge Technologies Inc.	655,159	3,315
*	Tangoe Inc.	419,980	3,314
*	ServiceSource International Inc.	738,743	3,147
*	DSP Group Inc.	343,572	3,133
*	Varonis Systems Inc.	168,359	3,073
*	SunEdison Semiconductor Ltd.	472,691	3,063
*	ChannelAdvisor Corp.	271,643	3,056
*,^ Digimarc Corp.		100,457	3,044
*	Agilysys Inc.	296,970	3,032
*	Mattson Technology Inc.	819,140	2,990
	NVE Corp.	52,854	2,988
*	Cascade Microtech Inc.	141,472	2,917
*	Immersion Corp.	352,039	2,908
	Mesa Laboratories Inc.	30,059	2,896
*	Kimball Electronics Inc.	256,761	2,868
*	Silicon Graphics International Corp.	402,542	2,866
*	Digi International Inc.	300,479	2,834
*	Harmonic Inc.	846,912	2,769
*	Sigma Designs Inc.	402,887	2,740
	Black Box Corp.	202,661	2,730
*	Electro Scientific Industries Inc.	372,801	2,666
*	Zix Corp.	653,130	2,567
*	Five9 Inc.	285,735	2,540
	American Software Inc. Class A	281,934	2,537
*	Blucora Inc.	478,408	2,469
	Reis Inc.	104,058	2,451
*	Applied Optoelectronics Inc.	162,399	2,421
*	A10 Networks Inc.	408,814	2,420

*	Multi-Fineline Electronix Inc.	103,549	2,403
*,^ VirnetX Holding Corp.		518,829	2,381
*	Avid Technology Inc.	348,334	2,355
*	Mitek Systems Inc.	357,566	2,338
*	EnerNOC Inc.	312,234	2,336
*	Seachange International Inc.	417,326	2,304
*	Alpha & Omega Semiconductor Ltd.	193,799	2,297
*	Brightcove Inc.	361,977	2,259
*,^ TubeMogul Inc.		172,962	2,238
	QAD Inc. Class A	104,740	2,226
*	Bazaarvoice Inc.	697,267	2,196
*	PFSweb Inc.	165,875	2,176
*	Maxwell Technologies Inc.	359,333	2,134
*	Alliance Fiber Optic Products Inc.	143,793	2,127
*	Vishay Precision Group Inc.	148,254	2,077
*	Telenav Inc.	350,880	2,070
*	Autobytel Inc.	117,254	2,036
*	Jive Software Inc.	537,315	2,031
*	Workiva Inc.	174,298	2,031
*	Datalink Corp.	221,528	2,025
*	MoneyGram International Inc.	328,711	2,012
	Electro Rent Corp.	216,728	2,007
*	United Online Inc.	172,778	1,994
*	PRGX Global Inc.	417,689	1,971
*,^ Alarm.com Holdings Inc.		83,033	1,968
*,^ Clearfield Inc.		122,199	1,964
*	Model N Inc.	181,286	1,952
*	Ultra Clean Holdings Inc.	361,223	1,936
*,^ SolarEdge Technologies Inc.		76,786	1,930
*	Napco Security Technologies Inc.	308,069	1,925
*,^ SunEdison Inc.		3,468,949	1,874
*	Everi Holdings Inc.	799,627	1,831
*	Quantum Corp.	2,951,493	1,800
*	Ciber Inc.	851,655	1,797
*	Carbonite Inc.	223,723	1,783
*,^ OPOWER Inc.		260,103	1,771
*	Higher One Holdings Inc.	450,809	1,763
*	Internap Corp.	640,402	1,748
*	USA Technologies Inc.	394,680	1,721
	Marchex Inc. Class B	365,481	1,626
*	Instructure Inc.	87,483	1,569
*	QuinStreet Inc.	452,619	1,548
*	KVH Industries Inc.	160,764	1,535
*	CUI Global Inc.	187,852	1,518
^	CPI Card Group Inc.	183,701	1,514
*	Liquidity Services Inc.	292,175	1,513
*	Limelight Networks Inc.	832,075	1,506
*	Rosetta Stone Inc.	218,182	1,464
*	TechTarget Inc.	191,776	1,423
	Bel Fuse Inc. Class B	96,464	1,408
*	Radisys Corp.	356,100	1,407
*	EMCORE Corp.	281,202	1,406
*	Planet Payment Inc.	390,825	1,380
*	Control4 Corp.	172,669	1,374
*	MobileIron Inc.	301,830	1,364
*	Hutchinson Technology Inc.	372,275	1,363
*	Everyday Health Inc.	232,117	1,300

*	Exa Corp.	100,245	1,298
*	MeetMe Inc.	456,008	1,295
*	AXT Inc.	517,688	1,279
*	RealNetworks Inc.	314,792	1,278
*,^ MINDBODY Inc. Class A		94,675	1,262
*	Kopin Corp.	759,795	1,261
*	Information Services Group Inc.	314,767	1,237
	Unwired Planet Inc.	124,413	1,225
*,^ Park City Group Inc.		135,106	1,221
*	GigOptix Inc.	436,167	1,178
*	Intevac Inc.	256,661	1,155
*	BSQUARE Corp.	190,833	1,130
*,^ Research Frontiers Inc.		243,678	1,111
*	Aerohive Networks Inc.	222,050	1,108
*	Covisint Corp.	552,843	1,106
*	Key Tronic Corp.	151,757	1,085
	TransAct Technologies Inc.	131,907	1,074
	MOCON Inc.	76,909	1,065
	NCI Inc. Class A	75,993	1,065
*,^ MicroVision Inc.		560,686	1,048
*	Rightside Group Ltd.	129,924	1,046
*	Rocket Fuel Inc.	331,788	1,045
*	PCM Inc.	130,304	1,045
*,^ Rapid7 Inc.		79,766	1,043
*	ModusLink Global Solutions Inc.	699,804	1,029
	TESSCO Technologies Inc.	59,491	991
*	Amtech Systems Inc.	151,920	986
*	Kemet Corp.	509,278	983
*	Guidance Software Inc.	222,263	956
	Astro-Med Inc.	66,474	921
*,^ Neonode Inc.		444,671	907
*	Frequency Electronics Inc.	90,444	903
	Computer Task Group Inc.	174,433	891
*	Aware Inc.	233,234	870
*	iPass Inc.	769,307	846
*,^ Amber Road Inc.		155,164	839
*	Systemax Inc.	92,808	814
*	Travelzoo Inc.	97,955	795
*	Support.com Inc.	896,019	771
*	Care.com Inc.	122,950	756
	PC-Tel Inc.	157,081	751
*	PAR Technology Corp.	111,171	737
	Evolving Systems Inc.	127,033	729
*	YuMe Inc.	192,053	718
	Communications Systems Inc.	95,107	699
*	Mattersight Corp.	173,663	696
*	Numerex Corp. Class A	111,462	680
*	Marin Software Inc.	222,804	673
*	Demand Media Inc.	133,787	669
*	CyberOptics Corp.	71,696	669
*	QuickLogic Corp.	622,743	660
*	FalconStor Software Inc.	492,052	659
*,^ Novatel Wireless Inc.		364,023	644
*	Netlist Inc.	466,493	639
*	Aviat Networks Inc.	884,287	628
*,^ Applied DNA Sciences Inc.		175,483	604
	Richardson Electronics Ltd.	115,483	596

*	ID Systems Inc.	137,003	595
*,^ Digital Turbine Inc.		468,751	558
*	Innodata Inc.	244,930	554
*	GSI Technology Inc.	134,225	550
*,^ Appfolio Inc.		44,805	548
*	Apigee Corp.	65,915	548
*	GSE Systems Inc.	200,594	544
*	Pixelworks Inc.	247,477	542
*,^ CVD Equipment Corp.		64,075	539
*	Datawatch Corp.	102,418	507
*	eGain Corp.	141,680	503
*	Imation Corp.	321,857	499
*,^ Violin Memory Inc.		952,197	497
	LRAD Corp.	298,088	495
	ClearOne Inc.	42,405	492
*	Inuvo Inc.	273,710	484
*	Data I/O Corp.	181,910	469
*	NetSol Technologies Inc.	66,949	467
*	Westell Technologies Inc. Class A	398,465	466
*	Edgewater Technology Inc.	59,265	462
*	Zhone Technologies Inc.	282,209	452
*,^ WidePoint Corp.		750,111	450
*	Xactly Corp.	65,557	449
*	IEC Electronics Corp.	94,154	424
	Concurrent Computer Corp.	70,723	417
*	Qumu Corp.	87,661	404
	GlobalSCAPE Inc.	105,926	403
*	Tremor Video Inc.	226,702	399
*,^ ClearSign Combustion Corp.		97,394	389
	CSP Inc.	63,690	382
*	Onvia Inc.	108,561	380
*	Perceptron Inc.	69,801	339
*	Spark Networks Inc.	146,920	326
*	MoSys Inc.	495,337	322
*,^ ParkerVision Inc.		101,741	318
*	Wireless Telecom Group Inc.	233,098	308
*	BroadVision Inc.	37,841	293
*,^ Sunworks Inc.		102,102	283
*	Intermolecular Inc.	109,827	278
	Optical Cable Corp.	112,873	277
*,^ Digital Ally Inc.		51,201	253
	QAD Inc. Class B	14,091	251
*	LightPath Technologies Inc. Class A	121,513	245
*,^ Net Element Inc.		699,256	222
*,^ Vringo Inc.		135,058	222
*,^ InterCloud Systems Inc.		220,742	210
*	Identiv Inc.	96,311	208
*	StarTek Inc.	48,825	205
*	Sonic Foundry Inc.	29,857	199
*	Rubicon Technology Inc.	268,319	196
*	Echelon Corp.	32,507	184
*,^ Voltari Corp.		45,002	177
*	Infosonics Corp.	188,332	175
*	eMagin Corp.	93,501	167
*,^ Uni-Pixel Inc.		174,048	160
*	LGL Group Inc.	48,029	159
*	RELM Wireless Corp.	33,447	151

*	Asure Software Inc.	27,280	146
*	Lantronix Inc.	140,583	134
*	MaxPoint Interactive Inc.	71,950	127
*	Synacor Inc.	90,342	126
*	Luna Innovations Inc.	117,791	124
*	Smith Micro Software Inc.	206,890	122
*	Remark Media Inc.	24,304	115
*	Image Sensing Systems Inc.	37,600	105
*,^ Resonant Inc.		35,400	103
*	TSR Inc.	27,043	102
*	Iteris Inc.	40,217	98
*,^ NXT-ID Inc.		142,999	83
*	MRV Communications Inc.	8,990	81
	Bel Fuse Inc. Class A	5,719	80
*,^ Code Rebel Corp.		15,194	71
*	Document Security Systems Inc.	357,332	66
*	Intellicheck Mobilisa Inc.	35,937	58
	RF Industries Ltd.	20,988	57
	Wayside Technology Group Inc.	3,272	56
^	Inventergy Global Inc.	27,734	55
	Majesco Entertainment Co.	59,583	51
*	inTEST Corp.	12,602	49
*	Determine Inc.	26,243	49
*	RMG Networks Holding Corp.	34,785	41
*,^ DraftDay Fantasy Sports Inc.		162,598	39
*,^ Giga-tronics Inc.		25,845	38
*,^ Crossroads Systems Inc.		178,804	38
*	Upland Software Inc.	4,979	34
*	Sevcon Inc.	3,344	34
*	Xplore Technologies Corp.	8,900	31
*	Prism Technologies Group Inc.	101,239	30
*	Network-1 Technologies Inc.	14,338	27
*	Bridgeline Digital Inc.	28,875	24
*	Majesco	3,574	22
*	ADDvantage Technologies Group Inc.	10,200	19
*	Sysorex Global	29,496	18
*	SigmaTron International Inc.	2,686	17
*	Adesto Technologies Corp.	2,821	16
*,^ Vicon Industries Inc.		12,700	12
*	Finjan Holdings Inc.	12,195	11
*	Dataram Corp.	14,239	10
*	Superconductor Technologies Inc.	49,119	9
*	IntriCon Corp.	1,104	7
*	ARI Network Services Inc.	1,500	7
*	WPCS International Inc.	2,914	4
*	Qualstar Corp.	9,220	4
*	Aehr Test Systems	3,200	4
*,^ xG Technology Inc.		32,087	3
*	Cartesian Inc.	1,281	3
*	Technical Communications Corp.	958	3
*	SITO Mobile Ltd.	800	2
*	Professional Diversity Network Inc.	3,750	1
*	MAM Software Group Inc.	200	1
*	Glowpoint Inc.	1,550	1
*	LGL Group Inc. Warrants Exp. 6/08/2018	238,900	—
			7,058,376

Materials (4.9%)
	Celanese Corp. Class A	1,614,872	105,774
	Valspar Corp.	800,373	85,656
	Albemarle Corp.	1,233,214	78,839
*	Crown Holdings Inc.	1,539,724	76,355
	Ashland Inc.	692,280	76,123
	RPM International Inc.	1,465,055	69,341
	Packaging Corp. of America	1,035,455	62,542
	Steel Dynamics Inc.	2,670,166	60,105
*	WR Grace & Co.	778,396	55,406
	AptarGroup Inc.	697,016	54,653
	Reliance Steel & Aluminum Co.	783,516	54,211
	Sonoco Products Co.	1,110,526	53,938
	Bemis Co. Inc.	1,039,167	53,808
*	Berry Plastics Group Inc.	1,321,845	47,785
	Graphic Packaging Holding Co.	3,602,107	46,287
*	Axalta Coating Systems Ltd.	1,517,648	44,315
	NewMarket Corp.	110,066	43,615
	Eagle Materials Inc.	535,474	37,542
	Royal Gold Inc.	720,946	36,977
	Scotts Miracle-Gro Co. Class A	501,462	36,491
	Cabot Corp.	683,846	33,050
	Sensient Technologies Corp.	503,327	31,941
	Olin Corp.	1,810,336	31,446
	Huntsman Corp.	2,234,047	29,713
	PolyOne Corp.	948,980	28,707
	Domtar Corp.	675,033	27,339
*	Louisiana-Pacific Corp.	1,559,638	26,701
	Compass Minerals International Inc.	369,383	26,174
^	United States Steel Corp.	1,608,224	25,812
	Silgan Holdings Inc.	449,665	23,909
	HB Fuller Co.	554,074	23,520
	Minerals Technologies Inc.	385,217	21,900
	Balchem Corp.	351,587	21,805
	Commercial Metals Co.	1,263,081	21,435
	Westlake Chemical Corp.	431,474	19,977
*	Chemtura Corp.	736,891	19,454
	Allegheny Technologies Inc.	1,192,226	19,433
	Carpenter Technology Corp.	529,458	18,123
	Worthington Industries Inc.	505,654	18,022
	Axiall Corp.	775,681	16,941
	Kaiser Aluminum Corp.	196,103	16,579
*	Headwaters Inc.	810,454	16,079
*	GCP Applied Technologies Inc.	779,827	15,550
*,^ Platform Specialty Products Corp.		1,658,958	14,267
*	Stillwater Mining Co.	1,326,406	14,126
	Chemours Co.	1,999,139	13,994
	KapStone Paper and Packaging Corp.	943,155	13,063
	Quaker Chemical Corp.	150,756	12,793
	Greif Inc. Class A	372,922	12,213
	Neenah Paper Inc.	186,563	11,877
	Innospec Inc.	267,411	11,595
	Hecla Mining Co.	4,154,721	11,550
*	Ferro Corp.	955,334	11,340
	Stepan Co.	203,457	11,249
	Schweitzer-Mauduit International Inc.	341,703	10,757
	PH Glatfelter Co.	487,515	10,106

*	Clearwater Paper Corp.	196,389	9,527
*	Summit Materials Inc. Class A	489,036	9,512
*	US Concrete Inc.	150,285	8,954
	A Schulman Inc.	327,913	8,926
*	Boise Cascade Co.	424,815	8,802
*	Coeur Mining Inc.	1,512,066	8,498
*	Trinseo SA	226,604	8,341
	Calgon Carbon Corp.	583,443	8,180
*	AK Steel Holding Corp.	1,949,511	8,052
	Deltic Timber Corp.	128,515	7,730
	Materion Corp.	256,206	6,784
	Innophos Holdings Inc.	217,974	6,738
*	Kraton Performance Polymers Inc.	360,044	6,229
*	Resolute Forest Products Inc.	1,032,753	5,690
*	Koppers Holdings Inc.	238,639	5,362
*,^ Cliffs Natural Resources Inc.		1,787,125	5,361
	Haynes International Inc.	146,721	5,355
	Schnitzer Steel Industries Inc.	289,677	5,342
^	McEwen Mining Inc.	2,775,811	5,219
	SunCoke Energy Inc.	721,096	4,687
*	American Vanguard Corp.	294,615	4,649
	Tredegar Corp.	292,103	4,592
	Mercer International Inc.	485,084	4,584
	Tronox Ltd. Class A	712,434	4,552
	Rayonier Advanced Materials Inc.	477,009	4,532
*	Flotek Industries Inc.	590,604	4,329
	Myers Industries Inc.	324,240	4,170
	Hawkins Inc.	111,614	4,028
*	Century Aluminum Co.	553,358	3,901
	TimkenSteel Corp.	419,994	3,822
	FutureFuel Corp.	270,879	3,194
*	OMNOVA Solutions Inc.	551,495	3,066
	AEP Industries Inc.	46,052	3,039
*	LSB Industries Inc.	222,164	2,833
	Chase Corp.	49,143	2,584
	Olympic Steel Inc.	147,503	2,553
*	Real Industry Inc.	237,121	2,063
*	Handy & Harman Ltd.	67,552	1,848
*,^ Senomyx Inc.		679,652	1,767
	KMG Chemicals Inc.	73,626	1,699
	Ampco-Pittsburgh Corp.	116,209	1,616
*,^ Solazyme Inc.		771,832	1,567
^	Kronos Worldwide Inc.	272,850	1,561
	Gold Resource Corp.	613,298	1,429
*	Trecora Resources	138,257	1,330
	United States Lime & Minerals Inc.	22,158	1,330
*	AgroFresh Solutions Inc.	175,523	1,123
*	Core Molding Technologies Inc.	84,018	1,049
*	Codexis Inc.	322,379	1,003
*	Universal Stainless & Alloy Products Inc.	81,888	834
*	Intrepid Potash Inc.	630,855	700
	Synalloy Corp.	83,094	658
	Rentech Inc.	270,166	600
*	UFP Technologies Inc.	25,921	577
*	Ryerson Holding Corp.	99,887	555
*,^ A. M. Castle & Co.		201,170	543
*,^ BioAmber Inc.		93,565	393

*	General Moly Inc.	828,766	282
*	TOR Minerals International Inc.	59,129	208
*	Solitario Exploration & Royalty Corp.	381,460	179
*,^ Pershing Gold Corp.		38,590	152
*	Comstock Mining Inc.	375,990	139
*	Tecnoglass Inc.	8,744	111
*,^ Marrone Bio Innovations Inc.		111,158	100
*	Mines Management Inc.	201,878	97
*,^ Golden Minerals Co.		199,204	90
*	Paramount Gold Nevada Corp.	61,524	89
*	US Antimony Corp.	181,971	41
*	Metabolix Inc.	8,216	16
*	Northern Technologies International Corp.	700	9
	Friedman Industries Inc.	763	4
			2,101,782
Other (0.0%)[2]
*	Dyax Corp CVR Exp. 12/31/2019	1,549,121	1,720
*	Leap Wireless International Inc CVR	524,960	1,323
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Exp. 11/06/2017	45,300	245
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*,^ Vince Holding Corp Rights Exp. 04/14/2016		177,545	47
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
*	Ambit Biosciences Corp. CVR Rights	22,388	14
*	Dara Biosciences Inc CVR Exp. 12/31/2018	15,573	1
*	Clinical Data Contingent Value Rights	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
*	Trubion Pharmaceuticals Inc. CVR	49,686	—
*	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	143,287	—
*,^ Biosante Pharmaceutical Inc CVR		44,795	—
*	CIL&D LLC	36,800	—
*	American Medical Alert Corp.	17,992	—
*	EnSite Power Inc.	15,743	—
			3,783
Telecommunication Services (1.2%)
*	SBA Communications Corp. Class A	1,386,721	138,908
*	T-Mobile US Inc.	3,053,645	116,955
	Telephone & Data Systems Inc.	1,020,464	30,706
*,^ Sprint Corp.		8,717,830	30,338
	Cogent Communications Holdings Inc.	442,271	17,262
	Consolidated Communications Holdings Inc.	547,199	14,096
	Shenandoah Telecommunications Co.	502,132	13,432
*	Zayo Group Holdings Inc.	449,959	10,907
*	8x8 Inc.	972,298	9,781
	Atlantic Tele-Network Inc.	123,319	9,351
*	Cincinnati Bell Inc.	2,398,811	9,283
*	Vonage Holdings Corp.	2,021,101	9,236
^	Windstream Holdings Inc.	1,112,894	8,547
*	United States Cellular Corp.	172,012	7,859
*	ORBCOMM Inc.	701,825	7,110
*,^ Iridium Communications Inc.		873,893	6,878
*	General Communication Inc. Class A	362,370	6,639
	Inteliquent Inc.	390,548	6,268
*	NII Holdings Inc.	1,085,797	6,005
*	inContact Inc.	667,886	5,938
	Spok Holdings Inc.	275,527	4,825

*	FairPoint Communications Inc.	295,512	4,397
*,^ Globalstar Inc.		2,969,451	4,365
*,^ pdvWireless Inc.		118,982	4,086
	IDT Corp. Class B	212,527	3,313
*,^ Straight Path Communications Inc. Class B		106,715	3,311
*	Lumos Networks Corp.	250,099	3,211
*	Boingo Wireless Inc.	356,346	2,751
*	Hawaiian Telcom Holdco Inc.	93,846	2,210
*	NTELOS Holdings Corp.	189,998	1,748
*	Alaska Communications Systems Group Inc.	627,685	1,117
*,^ Intelsat SA		319,568	805
*	Ooma Inc.	30,170	178
*	Elephant Talk Communications Corp.	687,554	151
*,^ Towerstream Corp.		588,198	71
*,^ One Horizon Group Inc.		74,818	61
*	Fusion Telecommunications International Inc.	2,852	5
			502,104
Utilities (3.8%)
	Alliant Energy Corp.	1,243,355	92,356
	Atmos Energy Corp.	1,103,637	81,956
	Westar Energy Inc. Class A	1,552,071	76,998
	UGI Corp.	1,888,689	76,095
	ITC Holdings Corp.	1,687,017	73,503
	OGE Energy Corp.	2,187,276	62,622
	Aqua America Inc.	1,932,347	61,487
*	Calpine Corp.	3,618,683	54,895
	Piedmont Natural Gas Co. Inc.	893,785	53,475
	Great Plains Energy Inc.	1,656,665	53,427
	Questar Corp.	1,924,752	47,734
	National Fuel Gas Co.	934,079	46,751
	Vectren Corp.	908,943	45,956
	MDU Resources Group Inc.	2,137,187	41,590
	IDACORP Inc.	556,106	41,480
	WGL Holdings Inc.	553,733	40,074
	Hawaiian Electric Industries Inc.	1,219,962	39,527
	Portland General Electric Co.	974,102	38,467
	Cleco Corp.	663,153	36,613
	ONE Gas Inc.	576,573	35,229
	Southwest Gas Corp.	534,473	35,195
	New Jersey Resources Corp.	939,420	34,223
	Black Hills Corp.	562,945	33,850
	NorthWestern Corp.	527,354	32,564
	Laclede Group Inc.	478,415	32,413
	PNM Resources Inc.	875,726	29,529
	ALLETE Inc.	521,074	29,217
	Avista Corp.	697,872	28,459
	Avangrid Inc.	598,804	24,018
	South Jersey Industries Inc.	776,003	22,077
	MGE Energy Inc.	402,580	21,035
	El Paso Electric Co.	454,816	20,867
*	Dynegy Inc.	1,223,349	17,580
	Northwest Natural Gas Co.	311,349	16,766
	Ormat Technologies Inc.	391,190	16,133
	Empire District Electric Co.	486,939	16,093
	American States Water Co.	403,693	15,889
	California Water Service Group	549,298	14,677
	Otter Tail Corp.	446,701	13,231

Pattern Energy Group Inc. Class A			617,797	11,781
Chesapeake Utilities Corp.			181,286	11,416
NRG Yield Inc.			698,425	9,946
Unitil Corp.			176,464	7,498
* Talen Energy Corp.			795,626	7,161
TerraForm Power Inc. Class A			823,242	7,121
SJW Corp.			194,671	7,076
Middlesex Water Co.			201,954	6,230
Connecticut Water Service Inc.			115,295	5,200
NRG Yield Inc. Class A			364,107	4,941
York Water Co.			137,566	4,199
Artesian Resources Corp. Class A			92,612	2,589
Delta Natural Gas Co. Inc.			76,795	1,778
Genie Energy Ltd. Class B			195,523	1,488
TerraForm Global Inc. Class A			537,292	1,279
*,^ Cadiz Inc.			182,323	952
* Pure Cycle Corp.			181,446	818
* Vivint Solar Inc.			237,967	631
Spark Energy Inc. Class A			34,195	616
* US Geothermal Inc.			645,166	437
Gas Natural Inc.			45,609	356
RGC Resources Inc.			2,554	55
* American DG Energy Inc.			65,246	20
				1,647,639
Total Common Stocks (Cost $37,051,973)				42,704,167
	Coupon
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.5%)
[3,4] Vanguard Market Liquidity Fund	0.495%		1,058,140,186	1,058,140

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.609%	6/17/16	2,000	1,998
[5,6] Federal Home Loan Bank Discount Notes	0.516%	8/31/16	5,000	4,991
[6,7] Freddie Mac Discount Notes	0.220%	4/15/16	5,000	5,000
				11,989
Total Temporary Cash Investments (Cost $1,070,126)				1,070,129
Total Investments (102.2%) (Cost $38,122,099)				43,774,296
Other Asset and Liabilities-Net (-2.2%)[4]				(930,969)
Net Assets (100%)				42,843,327

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $834,726,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $882,987,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $6,995,000 have been segregated as initial margin for open futures contracts.

7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,699,234	292	4,641
Temporary Cash Investments	1,058,140	11,989	—
Futures Contracts—Assets[1]	149	—	—
Futures Contracts—Liabilities[1]	(51)	—	—
Swap Contracts—Liabilities	—	(105)	—
Total	43,757,472	12,176	4,641
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Extended Market Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	515	57,144	1,621
E-mini S&P MidCap 400 Index	June 2016	383	55,198	1,855
E-mini S&P 500 Index	June 2016	277	28,413	587
				4,063

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net

Extended Market Index Fund

amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	4/6/16	GSCM	2,979	(0.442%)	(105)
GSCM—Goldman Sachs Capital Management.

E. At March 31, 2016, the cost of investment securities for tax purposes was $38,126,985,000. Net unrealized appreciation of investment securities for tax purposes was $5,647,311,000, consisting of unrealized gains of $10,465,437,000 on securities that had risen in value since their purchase and $4,818,126,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (2.4%)
Dow Chemical Co.	21,514,870	1,094,246
EI du Pont de Nemours & Co.	16,782,086	1,062,642
Praxair Inc.	5,485,958	627,868
PPG Industries Inc.	5,160,389	575,332
LyondellBasell Industries NV Class A	6,664,112	570,315
Ecolab Inc.	5,101,891	568,963
Air Products & Chemicals Inc.	3,735,660	538,122
International Paper Co.	7,995,546	328,137
Nucor Corp.	6,128,853	289,895
Newmont Mining Corp.	10,194,472	270,969
Alcoa Inc.	25,287,073	242,250
Freeport-McMoRan Inc.	22,257,409	230,142
Eastman Chemical Co.	2,694,952	194,656
Celanese Corp. Class A	2,809,615	184,030
Mosaic Co.	6,739,495	181,966
Airgas Inc.	1,249,600	176,993
International Flavors & Fragrances Inc.	1,537,015	174,866
CF Industries Holdings Inc.	4,472,255	140,160
Albemarle Corp.	2,146,879	137,250
Ashland Inc.	1,247,963	137,226
Avery Dennison Corp.	1,749,626	126,166
RPM International Inc.	2,539,442	120,192
FMC Corp.	2,551,632	103,009
Steel Dynamics Inc.	4,445,476	100,068
* WR Grace & Co.	1,351,107	96,172
Reliance Steel & Aluminum Co.	1,299,984	89,946
* Axalta Coating Systems Ltd.	2,728,840	79,682
NewMarket Corp.	194,653	77,133
Royal Gold Inc.	1,252,918	64,262
Sensient Technologies Corp.	869,852	55,201
Olin Corp.	3,147,737	54,676
Huntsman Corp.	3,995,212	53,136
Cabot Corp.	1,076,435	52,024
^ CONSOL Energy Inc.	4,401,079	49,688
PolyOne Corp.	1,641,583	49,658
Domtar Corp.	1,186,026	48,034
Compass Minerals International Inc.	643,123	45,572
^ United States Steel Corp.	2,797,167	44,895
HB Fuller Co.	969,994	41,176
Minerals Technologies Inc.	662,734	37,676
Balchem Corp.	602,354	37,358
Commercial Metals Co.	2,197,829	37,297
Westlake Chemical Corp.	746,848	34,579
^ Allegheny Technologies Inc.	2,092,104	34,101
* Chemtura Corp.	1,282,846	33,867
Carpenter Technology Corp.	927,704	31,755
Worthington Industries Inc.	852,504	30,383
Axiall Corp.	1,348,323	29,447
Ferroglobe plc	3,102,922	27,337

	US Silica Holdings Inc.	1,193,437	27,115
	Kaiser Aluminum Corp.	320,464	27,092
*	GCP Applied Technologies Inc.	1,347,293	26,865
*	Cambrex Corp.	605,116	26,625
*	Stillwater Mining Co.	2,328,806	24,802
	Chemours Co.	3,474,615	24,322
	KapStone Paper and Packaging Corp.	1,647,114	22,813
*,^ Platform Specialty Products Corp.		2,449,758	21,068
	Stepan Co.	376,634	20,824
	Quaker Chemical Corp.	239,475	20,322
	Neenah Paper Inc.	318,003	20,244
	Hecla Mining Co.	7,238,468	20,123
*	Ferro Corp.	1,649,546	19,580
	Innospec Inc.	435,952	18,903
	PH Glatfelter Co.	834,373	17,297
*	Coeur Mining Inc.	3,005,195	16,889
*	Clearwater Paper Corp.	327,658	15,895
	A Schulman Inc.	528,485	14,385
	Calgon Carbon Corp.	994,039	13,936
*	Univar Inc.	804,793	13,826
*	AK Steel Holding Corp.	3,294,799	13,608
	Deltic Timber Corp.	212,401	12,776
	Aceto Corp.	532,362	12,542
	Innophos Holdings Inc.	351,368	10,861
*	Kraton Performance Polymers Inc.	585,353	10,127
*,^ Cliffs Natural Resources Inc.		3,249,800	9,749
*	CSW Industrials Inc.	296,706	9,346
	Haynes International Inc.	237,762	8,678
*	Koppers Holdings Inc.	372,661	8,374
*	American Vanguard Corp.	529,639	8,358
	SunCoke Energy Inc.	1,220,506	7,933
	Tredegar Corp.	497,185	7,816
	Rayonier Advanced Materials Inc.	804,831	7,646
	Tronox Ltd. Class A	1,175,412	7,511
*	Resolute Forest Products Inc.	1,194,055	6,579
*	Century Aluminum Co.	911,818	6,428
*	Veritiv Corp.	155,506	5,794
	Hawkins Inc.	156,806	5,659
	Chase Corp.	104,330	5,487
	FutureFuel Corp.	455,212	5,367
*	LSB Industries Inc.	368,911	4,704
*	Real Industry Inc.	497,705	4,330
*	OMNOVA Solutions Inc.	758,640	4,218
*,^ AgroFresh Solutions Inc.		598,300	3,829
	KMG Chemicals Inc.	164,843	3,803
*,^ Cloud Peak Energy Inc.		1,714,786	3,344
	Olympic Steel Inc.	171,466	2,968
	Ampco-Pittsburgh Corp.	208,119	2,895
^	Kronos Worldwide Inc.	483,204	2,764
*,^ Westmoreland Coal Co.		347,184	2,503
	Gold Resource Corp.	937,937	2,185
*,^ Senomyx Inc.		780,100	2,028
*	Ryerson Holding Corp.	353,495	1,965
*,^ Ur-Energy Inc.		3,804,358	1,904
*	Fairmount Santrol Holdings Inc.	620,054	1,556
*,^ Uranium Energy Corp.		1,844,835	1,380
	Synalloy Corp.	168,794	1,337

*	Universal Stainless & Alloy Products Inc.	128,150	1,306
*	Codexis Inc.	415,606	1,293
*	Intrepid Potash Inc.	1,113,022	1,235
*,^ Peabody Energy Corp.		488,519	1,133
	Rentech Inc.	506,989	1,126
	Hallador Energy Co.	206,031	942
*	Northern Technologies International Corp.	62,556	790
*	Comstock Mining Inc.	1,753,166	649
	United-Guardian Inc.	23,876	494
	Friedman Industries Inc.	86,825	471
*	Handy & Harman Ltd.	16,675	456
*	General Moly Inc.	1,063,551	361
*,^ Golden Minerals Co.		688,429	310
*	Centrus Energy Corp. Class A	66,792	301
*,^ Marrone Bio Innovations Inc.		288,282	259
	Empire Resources Inc.	78,065	256
*	Dynasil Corp. of America	158,073	253
*	Solitario Exploration & Royalty Corp.	537,224	253
*,^ Pershing Gold Corp.		56,847	225
*	NL Industries Inc.	92,843	210
*,^ Uni-Pixel Inc.		206,360	190
*,^ Metabolix Inc.		93,474	178
*,^ Uranium Resources Inc.		42,880	110
*	Ikonics Corp.	6,410	74
*	TOR Minerals International Inc.	2,580	9
			10,054,680
Consumer Goods (10.6%)
	Procter & Gamble Co.	52,168,922	4,294,024
	Coca-Cola Co.	75,167,128	3,487,003
	Philip Morris International Inc.	29,850,372	2,928,620
	PepsiCo Inc.	27,905,913	2,859,798
	Altria Group Inc.	37,672,954	2,360,587
	NIKE Inc. Class B	26,001,362	1,598,304
	Colgate-Palmolive Co.	17,183,263	1,213,998
	Mondelez International Inc. Class A	28,761,334	1,153,905
	Ford Motor Co.	75,112,631	1,014,021
	Kimberly-Clark Corp.	6,939,676	933,456
	Kraft Heinz Co.	11,669,404	916,748
	General Motors Co.	26,766,792	841,280
	Reynolds American Inc.	16,469,963	828,604
	Monsanto Co.	8,469,756	743,136
	General Mills Inc.	11,459,095	725,934
	Johnson Controls Inc.	12,445,130	484,987
	Constellation Brands Inc. Class A	3,205,008	484,245
*,^ Tesla Motors Inc.		1,907,409	438,265
	VF Corp.	6,550,516	424,211
	Archer-Daniels-Midland Co.	11,422,232	414,741
	Delphi Automotive plc	5,365,468	402,517
	Estee Lauder Cos. Inc. Class A	4,264,382	402,174
*	Monster Beverage Corp.	2,942,566	392,479
	Tyson Foods Inc. Class A	5,656,761	377,080
*	Electronic Arts Inc.	5,654,273	373,804
	ConAgra Foods Inc.	8,310,804	370,828
	Kellogg Co.	4,753,617	363,889
	Activision Blizzard Inc.	10,534,942	356,502
	Dr Pepper Snapple Group Inc.	3,604,657	322,328
	Molson Coors Brewing Co. Class B	3,335,048	320,765

	Clorox Co.	2,474,317	311,912
	Stanley Black & Decker Inc.	2,919,391	307,149
	Mead Johnson Nutrition Co.	3,611,045	306,830
*	Under Armour Inc. Class A	3,490,945	296,137
	JM Smucker Co.	2,226,002	289,024
	Genuine Parts Co.	2,741,476	272,393
	Whirlpool Corp.	1,496,846	269,941
	Hershey Co.	2,688,309	247,566
	Campbell Soup Co.	3,849,046	245,531
*	Jarden Corp.	4,021,159	237,047
	Church & Dwight Co. Inc.	2,496,953	230,169
*	Mohawk Industries Inc.	1,205,137	230,061
	Newell Rubbermaid Inc.	5,129,779	227,198
	Mattel Inc.	6,540,543	219,893
	Hormel Foods Corp.	5,071,799	219,305
	McCormick & Co. Inc.	2,198,450	218,702
	Coach Inc.	5,330,779	213,711
	Hanesbrands Inc.	7,522,788	213,196
	DR Horton Inc.	6,736,976	203,659
	Coca-Cola Enterprises Inc.	3,883,647	197,056
*	Michael Kors Holdings Ltd.	3,282,163	186,952
	Harley-Davidson Inc.	3,562,010	182,838
	Brown-Forman Corp. Class B	1,843,575	181,537
	Snap-on Inc.	1,112,757	174,692
	Hasbro Inc.	2,160,654	173,068
	Goodyear Tire & Rubber Co.	5,127,536	169,106
*	LKQ Corp.	5,279,756	168,583
	BorgWarner Inc.	4,225,298	162,251
	Lennar Corp. Class A	3,341,299	161,585
	Lear Corp.	1,436,042	159,645
	PVH Corp.	1,576,578	156,176
	Bunge Ltd.	2,724,487	154,397
	Ingredion Inc.	1,374,350	146,767
*	WhiteWave Foods Co. Class A	3,373,171	137,086
*,^ lululemon athletica Inc.		1,849,369	125,221
*	NVR Inc.	71,589	124,021
	Harman International Industries Inc.	1,365,514	121,585
	Leggett & Platt Inc.	2,468,423	119,472
	Polaris Industries Inc.	1,193,609	117,547
*	Middleby Corp.	1,097,704	117,202
	PulteGroup Inc.	6,016,625	112,571
*	WABCO Holdings Inc.	1,039,941	111,190
	Ralph Lauren Corp. Class A	1,126,967	108,482
	Leucadia National Corp.	6,219,379	100,567
	Carter's Inc.	943,754	99,453
	Pinnacle Foods Inc.	2,216,830	99,048
*	Edgewell Personal Care Co.	1,161,170	93,509
*	TreeHouse Foods Inc.	1,075,368	93,288
*	Toll Brothers Inc.	3,017,996	89,061
	Gentex Corp.	5,529,998	86,766
	Brunswick Corp.	1,748,554	83,896
*,^ Herbalife Ltd.		1,332,392	82,022
*	Post Holdings Inc.	1,186,992	81,629
*	Hain Celestial Group Inc.	1,918,258	78,476
*	Skechers U.S.A. Inc. Class A	2,489,196	75,796
	Pool Corp.	773,922	67,904
	Scotts Miracle-Gro Co. Class A	881,194	64,124

	Flowers Foods Inc.	3,460,931	63,889
*	Tempur Sealy International Inc.	1,049,505	63,799
*	Kate Spade & Co.	2,456,206	62,682
	Visteon Corp.	776,928	61,836
*	Vista Outdoor Inc.	1,189,345	61,739
*	Take-Two Interactive Software Inc.	1,526,835	57,516
	Thor Industries Inc.	897,164	57,212
*	Helen of Troy Ltd.	542,234	56,224
*	Tenneco Inc.	1,046,845	53,923
	Spectrum Brands Holdings Inc.	455,303	49,756
	CalAtlantic Group Inc.	1,487,511	49,713
	Energizer Holdings Inc.	1,187,484	48,105
	Tupperware Brands Corp.	819,110	47,492
	Snyder's-Lance Inc.	1,368,570	43,083
	Dana Holding Corp.	2,954,396	41,627
*	Darling Ingredients Inc.	3,148,033	41,460
	B&G Foods Inc.	1,187,506	41,337
	Lancaster Colony Corp.	366,514	40,525
	Avon Products Inc.	8,387,661	40,345
	Nu Skin Enterprises Inc. Class A	1,036,413	39,643
*	Steven Madden Ltd.	1,068,238	39,568
	Cooper Tire & Rubber Co.	1,065,247	39,435
*	G-III Apparel Group Ltd.	781,213	38,194
	Vector Group Ltd.	1,657,896	37,866
	Herman Miller Inc.	1,135,014	35,061
*	Deckers Outdoor Corp.	584,146	34,996
*,^ Manitowoc Foodservice Inc.		2,357,334	34,747
*	Fossil Group Inc.	782,148	34,743
	Wolverine World Wide Inc.	1,862,054	34,299
*	Dorman Products Inc.	625,590	34,045
	HNI Corp.	857,351	33,582
*	Zynga Inc. Class A	14,329,556	32,671
^	Sanderson Farms Inc.	361,833	32,630
	Columbia Sportswear Co.	542,997	32,629
*	TRI Pointe Group Inc.	2,748,032	32,372
*	Boston Beer Co. Inc. Class A	171,784	31,792
*,^ Pilgrim's Pride Corp.		1,216,849	30,908
	J&J Snack Foods Corp.	279,279	30,240
	Dean Foods Co.	1,733,118	30,018
*	Tumi Holdings Inc.	1,096,919	29,419
*	Gentherm Inc.	687,778	28,605
^	Cal-Maine Foods Inc.	542,487	28,160
	Drew Industries Inc.	436,029	28,106
	WD-40 Co.	257,985	27,865
	Fresh Del Monte Produce Inc.	652,816	27,464
*	Meritage Homes Corp.	721,450	26,304
	La-Z-Boy Inc.	952,114	25,460
*,^ Wayfair Inc.		561,875	24,284
^	KB Home	1,658,376	23,682
^	Coty Inc. Class A	832,721	23,175
	Steelcase Inc. Class A	1,540,497	22,984
	Universal Corp.	398,863	22,659
*	Cooper-Standard Holding Inc.	313,341	22,510
	Interface Inc. Class A	1,183,839	21,948
*	American Axle & Manufacturing Holdings Inc.	1,375,934	21,176
*,^ Blue Buffalo Pet Products Inc.		751,388	19,281
	Oxford Industries Inc.	286,511	19,262

	Knoll Inc.	887,935	19,224
	Briggs & Stratton Corp.	797,199	19,069
*,^ GoPro Inc. Class A		1,570,123	18,779
*	Select Comfort Corp.	963,749	18,687
*	iRobot Corp.	527,302	18,614
	Schweitzer-Mauduit International Inc.	577,033	18,165
*	ACCO Brands Corp.	2,018,750	18,128
*,^ Fitbit Inc. Class A		1,175,805	17,813
	MDC Holdings Inc.	707,159	17,721
*	TiVo Inc.	1,782,443	16,951
*	Universal Electronics Inc.	265,058	16,431
	Calavo Growers Inc.	284,544	16,236
*	Seaboard Corp.	5,374	16,138
	Andersons Inc.	505,471	15,877
	Callaway Golf Co.	1,714,706	15,638
	Ethan Allen Interiors Inc.	481,529	15,322
*	Cavco Industries Inc.	161,396	15,084
	Coca-Cola Bottling Co. Consolidated	87,798	14,027
*	USANA Health Sciences Inc.	109,401	13,283
*	Motorcar Parts of America Inc.	347,006	13,179
^	Tootsie Roll Industries Inc.	376,440	13,153
*	Crocs Inc.	1,352,888	13,015
	Standard Motor Products Inc.	362,957	12,576
	Nutrisystem Inc.	558,902	11,664
	Winnebago Industries Inc.	509,128	11,430
*	Nautilus Inc.	566,340	10,942
	John B Sanfilippo & Son Inc.	152,904	10,564
	Lennar Corp. Class B	270,198	10,459
	Inter Parfums Inc.	329,290	10,175
*	Modine Manufacturing Co.	921,643	10,147
	Tower International Inc.	373,002	10,146
*	National Beverage Corp.	223,697	9,467
	Superior Industries International Inc.	422,332	9,325
	Phibro Animal Health Corp. Class A	344,151	9,306
*	Blount International Inc.	913,909	9,121
*	Taylor Morrison Home Corp. Class A	612,212	8,644
	Movado Group Inc.	310,748	8,555
	National Presto Industries Inc.	97,846	8,194
*	Revlon Inc. Class A	219,662	7,998
*	WCI Communities Inc.	424,199	7,882
*	M/I Homes Inc.	420,578	7,844
*	Central Garden & Pet Co. Class A	458,039	7,461
	Libbey Inc.	393,470	7,319
*	Vera Bradley Inc.	357,670	7,275
*,^ Iconix Brand Group Inc.		895,161	7,206
*	Stoneridge Inc.	493,103	7,180
*,^ LGI Homes Inc.		294,854	7,138
*	DTS Inc.	327,606	7,135
	Orchids Paper Products Co.	255,024	7,016
*	Unifi Inc.	291,804	6,685
*	Federal-Mogul Holdings Corp.	671,640	6,636
	Hooker Furniture Corp.	195,926	6,436
*,^ William Lyon Homes Class A		435,554	6,311
*	Omega Protein Corp.	372,271	6,306
	Bassett Furniture Industries Inc.	197,085	6,279
*	Beazer Homes USA Inc.	712,102	6,210
*	Fox Factory Holding Corp.	383,518	6,063

	Kimball International Inc. Class B	529,885	6,014
	Medifast Inc.	197,637	5,967
*	Century Communities Inc.	339,655	5,798
*,^ Glu Mobile Inc.		2,027,654	5,718
*	Primo Water Corp.	565,387	5,705
*	Malibu Boats Inc. Class A	343,785	5,638
*	Central Garden & Pet Co.	333,932	5,456
	Flexsteel Industries Inc.	122,818	5,365
*,^ Eastman Kodak Co.		454,696	4,933
	MGP Ingredients Inc.	203,175	4,925
	Culp Inc.	181,691	4,764
*	Amplify Snack Brands Inc.	322,154	4,613
*	ZAGG Inc.	509,700	4,592
	Metaldyne Performance Group Inc.	268,184	4,508
*,^ Sequential Brands Group Inc.		700,470	4,476
	Titan International Inc.	828,554	4,458
*	Perry Ellis International Inc.	220,543	4,060
	Arctic Cat Inc.	231,805	3,894
*	Nutraceutical International Corp.	151,045	3,678
*,^ Jamba Inc.		293,398	3,626
*,^ Hovnanian Enterprises Inc. Class A		2,316,556	3,614
*	Seneca Foods Corp. Class A	101,583	3,529
*,^ Elizabeth Arden Inc.		430,117	3,523
	Strattec Security Corp.	60,661	3,481
	Oil-Dri Corp. of America	95,357	3,221
	Superior Uniform Group Inc.	178,068	3,173
	Weyco Group Inc.	112,378	2,991
*,^ JAKKS Pacific Inc.		401,411	2,986
*	Lipocine Inc.	292,474	2,969
*,^ Freshpet Inc.		389,059	2,852
*	Cherokee Inc.	159,726	2,842
	A-Mark Precious Metals Inc.	141,896	2,824
*	New Home Co. Inc.	228,243	2,798
^	Limoneira Co.	179,488	2,728
*	Inventure Foods Inc.	473,525	2,675
	Alliance One International Inc.	150,529	2,643
*	Farmer Brothers Co.	94,199	2,625
*	Fenix Parts Inc.	510,916	2,350
	Lifetime Brands Inc.	148,347	2,236
*	Lifevantage Corp.	245,200	2,231
*	Craft Brew Alliance Inc.	269,268	2,216
*	Black Diamond Inc.	465,414	2,104
*,^ Vince Holding Corp.		328,510	2,079
*	Delta Apparel Inc.	107,968	2,067
	Rocky Brands Inc.	157,391	2,005
*,^ Castle Brands Inc.		2,108,960	1,983
*	MCBC Holdings Inc.	136,175	1,917
	Crown Crafts Inc.	207,121	1,916
*	Core Molding Technologies Inc.	151,325	1,889
*	Lakeland Industries Inc.	151,110	1,854
*	Fuel Systems Solutions Inc.	326,103	1,803
	Escalade Inc.	141,344	1,664
*,^ Vuzix Corp.		297,667	1,587
	Nature's Sunshine Products Inc.	160,581	1,542
	Johnson Outdoors Inc. Class A	69,364	1,541
*	Skullcandy Inc.	379,394	1,351
*	LeapFrog Enterprises Inc.	1,350,948	1,344

	Alico Inc.	47,911	1,323
*	Dixie Group Inc.	312,289	1,315
	Marine Products Corp.	166,467	1,263
	LS Starrett Co. Class A	102,771	1,064
*	Lifeway Foods Inc.	95,840	1,038
	Acme United Corp.	59,333	969
	Unique Fabricating Inc.	77,099	952
*	S&W Seed Co.	226,217	946
*	Mannatech Inc.	37,804	844
*	Female Health Co.	439,643	822
*	Shiloh Industries Inc.	153,758	789
	Rocky Mountain Chocolate Factory Inc.	77,227	785
*	Reed's Inc.	152,831	714
*	Skyline Corp.	73,359	680
	Kewaunee Scientific Corp.	38,665	644
*	Tandy Leather Factory Inc.	92,619	644
*	Stanley Furniture Co. Inc.	231,672	614
*	US Auto Parts Network Inc.	236,678	606
*	Natural Alternatives International Inc.	33,762	457
*	Coffee Holding Co. Inc.	100,998	394
*	Alpha Pro Tech Ltd.	170,706	311
*	Summer Infant Inc.	163,915	287
*	Charles & Colvard Ltd.	233,777	269
*,^ Nova Lifestyle Inc.		171,576	201
*,^ DS Healthcare Group Inc.		231,016	178
	P&F Industries Inc. Class A	17,658	169
*,^ Clean Diesel Technologies Inc.		231,346	167
*	Emerson Radio Corp.	183,685	154
*	Differential Brands Group Inc.	27,985	137
*	RiceBran Technologies	114,553	128
*	Cyanotech Corp.	23,466	117
*	Willamette Valley Vineyards Inc.	15,555	108
*	Tofutti Brands Inc.	34,800	107
*	CCA Industries Inc.	27,573	96
*	JRjr33 Inc.	80,833	81
*	CTI Industries Corp.	11,946	77
	Compx International Inc.	5,846	61
	Golden Enterprises Inc.	9,731	49
*	Crystal Rock Holdings Inc.	60,150	43
*	Hovnanian Enterprises Inc. Class B	19,300	30
*	Koss Corp.	12,072	26
*	Ocean Bio-Chem Inc.	9,942	23
*	Virco Manufacturing Corp.	4,391	14
			44,326,938
Consumer Services (14.0%)
*	Amazon.com Inc.	7,257,837	4,308,542
	Home Depot Inc.	24,432,249	3,259,995
	Comcast Corp. Class A	46,836,415	2,860,768
	Walt Disney Co.	28,279,642	2,808,451
	CVS Health Corp.	21,157,659	2,194,684
	McDonald's Corp.	17,380,434	2,184,373
	Wal-Mart Stores Inc.	30,820,783	2,110,915
	Starbucks Corp.	27,050,934	1,614,941
	Walgreens Boots Alliance Inc.	16,606,353	1,398,919
	Lowe's Cos. Inc.	17,602,023	1,333,353
	Costco Wholesale Corp.	8,456,047	1,332,504
*	Priceline Group Inc.	955,655	1,231,801

	Time Warner Cable Inc.	5,440,873	1,113,311
	Time Warner Inc.	14,435,450	1,047,292
	Target Corp.	11,845,865	974,678
	TJX Cos. Inc.	12,273,329	961,615
*	Netflix Inc.	7,831,374	800,601
	Twenty-First Century Fox Inc. Class A	27,891,144	777,605
	Delta Air Lines Inc.	15,010,830	730,727
	McKesson Corp.	4,404,570	692,619
	Kroger Co.	17,796,797	680,727
	Yum! Brands Inc.	7,472,718	611,642
	Southwest Airlines Co.	12,287,233	550,468
	Cardinal Health Inc.	6,326,711	518,474
*	eBay Inc.	21,588,399	515,099
*	O'Reilly Automotive Inc.	1,799,070	492,334
	American Airlines Group Inc.	11,598,050	475,636
*	AutoZone Inc.	583,703	465,030
	Sysco Corp.	9,757,978	455,990
	Ross Stores Inc.	7,813,285	452,389
	CBS Corp. Class B	7,904,641	435,467
	Dollar General Corp.	5,044,925	431,846
	Carnival Corp.	7,925,158	418,211
	L Brands Inc.	4,724,127	414,826
*	United Continental Holdings Inc.	6,920,678	414,272
	Las Vegas Sands Corp.	7,657,039	395,716
	Omnicom Group Inc.	4,636,695	385,912
*	Dollar Tree Inc.	4,274,131	352,445
	Nielsen Holdings plc	6,599,900	347,551
	AmerisourceBergen Corp. Class A	3,761,711	325,576
*,^ Charter Communications Inc. Class A		1,399,013	283,202
	Royal Caribbean Cruises Ltd.	3,347,687	275,012
*	Chipotle Mexican Grill Inc. Class A	578,050	272,244
	Starwood Hotels & Resorts Worldwide Inc.	3,243,104	270,572
	Viacom Inc. Class B	6,525,993	269,393
	Macy's Inc.	6,025,701	265,673
	Expedia Inc.	2,380,786	256,696
	Hilton Worldwide Holdings Inc.	10,414,567	234,536
	Tractor Supply Co.	2,566,953	232,207
	Marriott International Inc. Class A	3,195,057	227,424
*	Ulta Salon Cosmetics & Fragrance Inc.	1,162,988	225,317
*	Liberty Interactive Corp. QVC Group Class A	8,514,338	214,987
	Advance Auto Parts Inc.	1,334,511	213,976
	Whole Foods Market Inc.	6,385,732	198,660
	Alaska Air Group Inc.	2,410,067	197,674
*	CarMax Inc.	3,785,263	193,427
*	DISH Network Corp. Class A	4,094,854	189,428
	Signet Jewelers Ltd.	1,525,643	189,226
*	MGM Resorts International	8,642,297	185,291
	Best Buy Co. Inc.	5,598,221	181,606
	Interpublic Group of Cos. Inc.	7,757,036	178,024
	Foot Locker Inc.	2,666,513	171,990
	Kohl's Corp.	3,671,384	171,123
*	Norwegian Cruise Line Holdings Ltd.	3,059,546	169,162
	Wyndham Worldwide Corp.	2,186,273	167,097
*	Rite Aid Corp.	20,075,658	163,617
*	IHS Inc. Class A	1,300,361	161,453
*	Sirius XM Holdings Inc.	39,939,294	157,760
	Tiffany & Co.	2,087,765	153,200

* Bed Bath & Beyond Inc.	3,027,393	150,280
^ Wynn Resorts Ltd.	1,563,566	146,084
Darden Restaurants Inc.	2,202,864	146,050
Aramark	4,393,010	145,497
* TripAdvisor Inc.	2,165,729	144,021
Staples Inc.	12,293,502	135,597
^ Nordstrom Inc.	2,367,136	135,424
Cablevision Systems Corp. Class A	4,059,339	133,958
* Liberty Media Corp.	3,455,232	131,610
* JetBlue Airways Corp.	6,156,009	130,015
* Discovery Communications Inc.	4,789,404	129,314
Domino's Pizza Inc.	966,588	127,454
H&R Block Inc.	4,763,890	125,862
Gap Inc.	4,277,156	125,748
News Corp. Class A	9,265,031	118,314
Sabre Corp.	3,948,661	114,195
FactSet Research Systems Inc.	746,437	113,108
Scripps Networks Interactive Inc. Class A	1,524,279	99,840
KAR Auction Services Inc.	2,607,666	99,456
TEGNA Inc.	4,204,953	98,648
* ServiceMaster Global Holdings Inc.	2,582,258	97,299
Vail Resorts Inc.	693,100	92,667
* Sally Beauty Holdings Inc.	2,836,096	91,833
* Panera Bread Co. Class A	445,707	91,294
Service Corp. International	3,529,106	87,098
Williams-Sonoma Inc.	1,557,249	85,244
* VCA Inc.	1,462,765	84,387
* Copart Inc.	2,067,351	84,286
Casey's General Stores Inc.	742,907	84,186
Dunkin' Brands Group Inc.	1,767,341	83,365
* Burlington Stores Inc.	1,449,293	81,508
* Sprouts Farmers Market Inc.	2,780,449	80,744
Dick's Sporting Goods Inc.	1,715,647	80,207
* Discovery Communications Inc. Class A	2,778,539	79,550
* Hertz Global Holdings Inc.	7,292,020	76,785
Six Flags Entertainment Corp.	1,361,527	75,551
* AMC Networks Inc. Class A	1,155,390	75,031
* Office Depot Inc.	10,462,055	74,281
Dun & Bradstreet Corp.	693,341	71,470
Cinemark Holdings Inc.	1,974,530	70,747
^ Cracker Barrel Old Country Store Inc.	456,619	69,712
* Liberty Media Corp. Class A	1,779,349	68,736
* AutoNation Inc.	1,438,733	67,160
* Spirit Airlines Inc.	1,375,244	65,984
Twenty-First Century Fox Inc.	2,324,018	65,537
* Madison Square Garden Co. Class A	388,797	64,680
GameStop Corp. Class A	2,009,387	63,758
* JC Penney Co. Inc.	5,565,790	61,558
* Live Nation Entertainment Inc.	2,668,883	59,543
Tribune Media Co. Class A	1,524,237	58,455
American Eagle Outfitters Inc.	3,344,152	55,747
* Urban Outfitters Inc.	1,681,172	55,630
* Buffalo Wild Wings Inc.	363,497	53,841
CST Brands Inc.	1,367,461	52,360
Texas Roadhouse Inc. Class A	1,198,979	52,252
Brinker International Inc.	1,135,126	52,159
* Bright Horizons Family Solutions Inc.	802,472	51,984

	Rollins Inc.	1,888,737	51,223
*	Michaels Cos. Inc.	1,790,591	50,083
*	Houghton Mifflin Harcourt Co.	2,454,112	48,935
*	Murphy USA Inc.	778,866	47,861
^	Lions Gate Entertainment Corp.	2,145,500	46,879
*	Avis Budget Group Inc.	1,704,068	46,623
	Wendy's Co.	4,276,891	46,575
	John Wiley & Sons Inc. Class A	948,751	46,384
*	Beacon Roofing Supply Inc.	1,130,860	46,377
	GNC Holdings Inc. Class A	1,451,750	46,093
*	Hawaiian Holdings Inc.	973,027	45,917
*	Cabela's Inc.	924,642	45,021
	Cheesecake Factory Inc.	837,248	44,450
*	Starz	1,664,660	43,831
	Allegiant Travel Co. Class A	244,926	43,612
	Jack in the Box Inc.	681,358	43,518
	Big Lots Inc.	942,815	42,700
*	WebMD Health Corp.	677,812	42,451
	Graham Holdings Co. Class B	88,308	42,388
	Chemed Corp.	304,672	41,268
	Monro Muffler Brake Inc.	577,000	41,238
	Dolby Laboratories Inc. Class A	937,068	40,725
*,^ Five Below Inc.		983,335	40,651
	Abercrombie & Fitch Co.	1,278,517	40,324
	Cable One Inc.	91,965	40,201
	AMERCO	112,316	40,132
	Sinclair Broadcast Group Inc. Class A	1,298,772	39,937
	Churchill Downs Inc.	266,273	39,376
*,^ GrubHub Inc.		1,545,075	38,828
	Bloomin' Brands Inc.	2,274,896	38,378
*	Grand Canyon Education Inc.	897,351	38,353
*	Pinnacle Entertainment Inc.	1,090,456	38,275
*,^ Pandora Media Inc.		4,189,139	37,493
	Lithia Motors Inc. Class A	427,380	37,323
*	Ascena Retail Group Inc.	3,358,757	37,148
*	United Natural Foods Inc.	916,105	36,919
	DSW Inc. Class A	1,313,003	36,291
	Aaron's Inc.	1,384,371	34,748
	Dillard's Inc. Class A	402,837	34,205
	Choice Hotels International Inc.	630,276	34,066
	Core-Mark Holding Co. Inc.	417,158	34,023
	Meredith Corp.	715,673	33,994
*	DreamWorks Animation SKG Inc. Class A	1,346,763	33,602
	Chico's FAS Inc.	2,526,622	33,528
	Gannett Co. Inc.	2,200,787	33,320
*	Express Inc.	1,520,855	32,562
	Hillenbrand Inc.	1,078,625	32,305
	Children's Place Inc.	386,019	32,221
^	Regal Entertainment Group Class A	1,506,814	31,854
	PriceSmart Inc.	374,830	31,703
*,^ Groupon Inc. Class A		7,903,791	31,536
	HSN Inc.	602,352	31,509
	Sonic Corp.	889,016	31,258
*	Genesco Inc.	430,145	31,078
	Morningstar Inc.	349,933	30,889
	Matthews International Corp. Class A	600,025	30,883
*	Boyd Gaming Corp.	1,484,459	30,669

	Sotheby's	1,142,487	30,539
*,^ Restoration Hardware Holdings Inc.		726,439	30,438
*	Stamps.com Inc.	284,960	30,286
*	Acxiom Corp.	1,408,128	30,190
*,^ SolarCity Corp.		1,225,801	30,130
	DineEquity Inc.	319,396	29,841
	New York Times Co. Class A	2,389,734	29,776
	Penske Automotive Group Inc.	767,997	29,107
*	SUPERVALU Inc.	5,051,015	29,094
	Time Inc.	1,869,853	28,871
*	Liberty TripAdvisor Holdings Inc. Class A	1,300,610	28,822
	Papa John's International Inc.	521,848	28,279
*	Media General Inc.	1,691,852	27,594
*	Shutterfly Inc.	594,121	27,549
	SeaWorld Entertainment Inc.	1,265,929	26,660
*	comScore Inc.	882,721	26,517
*	Asbury Automotive Group Inc.	442,506	26,480
*	Yelp Inc. Class A	1,278,546	25,418
*	Hyatt Hotels Corp. Class A	510,450	25,262
	Nexstar Broadcasting Group Inc. Class A	560,302	24,805
*	Dave & Buster's Entertainment Inc.	623,194	24,167
	Marriott Vacations Worldwide Corp.	350,720	23,674
*	Fresh Market Inc.	829,162	23,656
	Group 1 Automotive Inc.	403,032	23,654
*,^ Diplomat Pharmacy Inc.		834,841	22,875
*	Penn National Gaming Inc.	1,356,127	22,634
	Extended Stay America Inc.	1,376,395	22,435
	Caleres Inc.	791,101	22,380
*	Popeyes Louisiana Kitchen Inc.	426,181	22,187
	MDC Partners Inc. Class A	909,331	21,460
*	La Quinta Holdings Inc.	1,714,331	21,429
	Guess? Inc.	1,138,614	21,372
	SpartanNash Co.	684,127	20,736
*,^ Diamond Resorts International Inc.		819,334	19,910
*	MSG Networks Inc.	1,123,959	19,433
^	Buckle Inc.	561,907	19,032
*	Krispy Kreme Doughnuts Inc.	1,209,608	18,858
	Bob Evans Farms Inc.	403,552	18,842
	DeVry Education Group Inc.	1,090,516	18,833
	International Speedway Corp. Class A	506,634	18,700
	Cato Corp. Class A	477,197	18,396
	SkyWest Inc.	910,809	18,207
	Finish Line Inc. Class A	849,021	17,914
	Scholastic Corp.	457,952	17,114
*	Red Robin Gourmet Burgers Inc.	263,706	17,001
	EW Scripps Co. Class A	1,085,704	16,926
	Tailored Brands Inc.	943,923	16,896
	National CineMedia Inc.	1,094,870	16,653
*	Fiesta Restaurant Group Inc.	507,981	16,652
*,^ Hibbett Sports Inc.		454,049	16,300
	ClubCorp Holdings Inc.	1,152,536	16,182
*,^ Mattress Firm Holding Corp.		377,386	15,997
*	Denny's Corp.	1,540,672	15,961
*	BJ's Restaurants Inc.	381,009	15,839
*	Belmond Ltd. Class A	1,646,458	15,625
*	Vitamin Shoppe Inc.	493,906	15,291
*	Francesca's Holdings Corp.	797,661	15,283

	Rent-A-Center Inc.	955,862	15,150
*	Apollo Education Group Inc.	1,751,407	14,388
	Barnes & Noble Inc.	1,154,605	14,271
*,^ Quotient Technology Inc.		1,310,505	13,891
*	Gray Television Inc.	1,162,477	13,624
*,^ Zoe's Kitchen Inc.		348,319	13,581
	New Media Investment Group Inc.	800,690	13,323
*	Rush Enterprises Inc. Class A	725,173	13,227
*	Carmike Cinemas Inc.	438,351	13,168
*	Virgin America Inc.	337,857	13,028
*	Providence Service Corp.	248,803	12,706
*,^ Etsy Inc.		1,437,946	12,510
*	Caesars Acquisition Co. Class A	1,913,350	11,710
	Capella Education Co.	216,852	11,415
	Ruth's Hospitality Group Inc.	619,386	11,403
	AMC Entertainment Holdings Inc.	399,053	11,170
	Pier 1 Imports Inc.	1,563,034	10,957
^	Interval Leisure Group Inc.	757,899	10,944
*	Rubicon Project Inc.	595,941	10,894
	Sonic Automotive Inc. Class A	586,768	10,843
*	Regis Corp.	684,459	10,397
	Fred's Inc. Class A	675,819	10,076
^	World Wrestling Entertainment Inc. Class A	568,715	10,044
	Weis Markets Inc.	221,823	9,995
	Ingles Markets Inc. Class A	259,215	9,721
*	SP Plus Corp.	402,323	9,680
*	Chuy's Holdings Inc.	309,803	9,626
*	Strayer Education Inc.	196,707	9,589
*	Bankrate Inc.	1,045,421	9,587
*,^ Scientific Games Corp. Class A		1,014,640	9,568
*	FTD Cos. Inc.	357,500	9,384
*	MarineMax Inc.	478,688	9,320
*	Performance Food Group Co.	398,859	9,313
*	Smart & Final Stores Inc.	566,081	9,171
*	Tile Shop Holdings Inc.	614,875	9,168
*	Carrols Restaurant Group Inc.	626,334	9,044
*,^ Lands' End Inc.		348,208	8,883
	Entravision Communications Corp. Class A	1,142,273	8,499
*	Chefs' Warehouse Inc.	402,617	8,169
*,^ Weight Watchers International Inc.		551,504	8,013
*	Ollie's Bargain Outlet Holdings Inc.	334,164	7,829
*	Zumiez Inc.	392,083	7,810
	Shoe Carnival Inc.	289,094	7,794
*	Biglari Holdings Inc.	20,966	7,793
*,^ Caesars Entertainment Corp.		1,132,004	7,698
*	Global Eagle Entertainment Inc.	901,912	7,684
*	Del Frisco's Restaurant Group Inc.	439,675	7,290
	Haverty Furniture Cos. Inc.	342,371	7,245
*	Tuesday Morning Corp.	843,073	6,896
*	Angie's List Inc.	848,485	6,847
*	XO Group Inc.	426,419	6,844
*	Barnes & Noble Education Inc.	689,153	6,754
	Carriage Services Inc. Class A	310,852	6,718
*	Party City Holdco Inc.	444,228	6,681
*	RetailMeNot Inc.	824,172	6,602
*,^ Sears Holdings Corp.		427,866	6,551
	Journal Media Group Inc.	540,261	6,462

*	Del Taco Restaurants Inc.	625,400	6,460
*,^ Lumber Liquidators Holdings Inc.		487,562	6,397
*	Isle of Capri Casinos Inc.	456,471	6,391
	PetMed Express Inc.	347,917	6,231
*	Wingstop Inc.	272,931	6,190
	Marcus Corp.	323,015	6,121
*	Sportsman's Warehouse Holdings Inc.	477,093	6,011
*	Potbelly Corp.	441,477	6,009
*	Ruby Tuesday Inc.	1,114,319	5,995
*	K12 Inc.	597,415	5,908
*,^ TrueCar Inc.		1,043,829	5,835
*	Career Education Corp.	1,253,143	5,689
*	American Public Education Inc.	270,748	5,586
	Blue Nile Inc.	211,426	5,436
*	Eldorado Resorts Inc.	471,674	5,396
*,^ Chegg Inc.		1,200,723	5,355
*,^ El Pollo Loco Holdings Inc.		394,696	5,265
*	Lindblad Expeditions Holdings Inc.	529,400	5,262
*,^ Conn's Inc.		422,200	5,261
^	Natural Health Trends Corp.	157,514	5,222
	Kirkland's Inc.	294,879	5,163
	Citi Trends Inc.	283,752	5,059
	News Corp. Class B	381,578	5,056
*	Avid Technology Inc.	722,828	4,886
*,^ Planet Fitness Inc. Class A		290,732	4,721
*	1-800-Flowers.com Inc. Class A	597,236	4,706
*	J Alexander's Holdings Inc.	444,221	4,691
	Stage Stores Inc.	574,678	4,632
*	Overstock.com Inc.	315,774	4,541
	Winmark Corp.	44,738	4,383
	Speedway Motorsports Inc.	219,771	4,358
*	Entercom Communications Corp. Class A	409,735	4,335
*,^ TubeMogul Inc.		332,284	4,300
	Stein Mart Inc.	567,639	4,161
*,^ Habit Restaurants Inc. Class A		222,181	4,139
	Village Super Market Inc. Class A	169,481	4,095
*	Townsquare Media Inc. Class A	358,232	4,016
	CSS Industries Inc.	139,794	3,904
*	Monarch Casino & Resort Inc.	199,049	3,874
*	America's Car-Mart Inc.	154,291	3,857
	Tribune Publishing Co.	492,235	3,800
*	Daily Journal Corp.	19,399	3,796
*	Natural Grocers by Vitamin Cottage Inc.	176,979	3,764
*	Titan Machinery Inc.	323,065	3,735
*,^ Clean Energy Fuels Corp.		1,261,153	3,695
	Big 5 Sporting Goods Corp.	329,666	3,663
*	Destination XL Group Inc.	687,306	3,553
*	Build-A-Bear Workshop Inc.	266,247	3,459
*	Autobytel Inc.	192,349	3,339
*	Ascent Capital Group Inc. Class A	223,581	3,311
*,^ Trupanion Inc.		333,826	3,288
	Clear Channel Outdoor Holdings Inc. Class A	698,597	3,283
*	Gaiam Inc. Class A	485,981	3,110
*	Reading International Inc. Class A	257,620	3,086
*	Bridgepoint Education Inc.	304,048	3,065
*,^ Noodles & Co. Class A		250,388	2,970
*,^ Intrawest Resorts Holdings Inc.		341,050	2,916

	Saga Communications Inc. Class A	70,337	2,818
*	Bojangles' Inc.	150,669	2,563
*,^ Hemisphere Media Group Inc. Class A		193,265	2,538
*	Care.com Inc.	410,166	2,523
*	Nathan's Famous Inc.	56,560	2,466
	Marchex Inc. Class B	550,813	2,451
*	Liquidity Services Inc.	468,771	2,428
*,^ Papa Murphy's Holdings Inc.		202,874	2,424
*	Duluth Holdings Inc.	123,235	2,402
	Liberty Tax Inc.	121,848	2,387
*	Bravo Brio Restaurant Group Inc.	307,963	2,387
*	West Marine Inc.	262,221	2,384
	RCI Hospitality Holdings Inc.	268,697	2,381
*	Boot Barn Holdings Inc.	250,446	2,354
*	Red Lion Hotels Corp.	277,046	2,336
	Harte-Hanks Inc.	914,956	2,315
*	Century Casinos Inc.	368,214	2,268
*	TechTarget Inc.	283,276	2,102
*	Kona Grill Inc.	160,842	2,083
*	Everyday Health Inc.	358,800	2,009
*,^ Container Store Group Inc.		331,621	1,947
	Collectors Universe Inc.	113,601	1,886
*,^ Shake Shack Inc. Class A		50,505	1,885
*	QuinStreet Inc.	543,218	1,858
*	EVINE Live Inc.	1,553,676	1,818
	Destination Maternity Corp.	263,948	1,805
*	Fogo De Chao Inc.	113,216	1,767
*	Christopher & Banks Corp.	738,585	1,765
*	Golden Entertainment Inc.	158,464	1,718
*	Tilly's Inc. Class A	252,356	1,688
*	New York & Co. Inc.	425,060	1,683
	A H Belo Corp. Class A	345,564	1,662
*	Lee Enterprises Inc.	878,048	1,580
*	Luby's Inc.	312,777	1,517
*	RealNetworks Inc.	372,913	1,514
*	PCM Inc.	182,713	1,465
*	Sears Hometown and Outlet Stores Inc.	224,008	1,438
*	Cumulus Media Inc. Class A	2,922,289	1,357
*	Travelzoo Inc.	167,063	1,357
*,^ ITT Educational Services Inc.		423,618	1,309
*	Sizmek Inc.	440,108	1,276
*	Town Sports International Holdings Inc.	423,943	1,217
	Educational Development Corp.	80,118	1,124
*	McClatchy Co. Class A	1,043,788	1,096
*,^ Gordmans Stores Inc.		477,553	1,079
	Wayside Technology Group Inc.	61,335	1,049
*	YuMe Inc.	279,138	1,044
*	Cambium Learning Group Inc.	244,281	1,043
*,^ Remark Media Inc.		219,143	1,037
	Salem Media Group Inc. Class A	172,051	991
*	Demand Media Inc.	185,364	927
*,^ Digital Turbine Inc.		735,661	875
*	Spark Networks Inc.	374,872	832
*,^ Rave Restaurant Group Inc.		147,219	783
*	Morgans Hotel Group Co.	567,536	783
*	Radio One Inc.	538,531	770
*,^ Famous Dave's of America Inc.		108,292	660

*	Good Times Restaurants Inc.	160,052	637
	TheStreet Inc.	477,535	592
^	Bon-Ton Stores Inc.	260,323	591
*,^ YOU On Demand Holdings Inc.		325,761	590
*,^ hhgregg Inc.		276,991	584
*	CafePress Inc.	135,539	500
	Peak Resorts Inc.	138,620	471
*,^ Cosi Inc.		545,709	464
*	Ignite Restaurant Group Inc.	132,916	431
*	Gaming Partners International Corp.	42,177	415
*	Dover Downs Gaming & Entertainment Inc.	339,612	363
*	Profire Energy Inc.	365,619	355
*,^ ReachLocal Inc.		193,721	347
*,^ IDI Inc.		57,575	334
*,^ bebe stores inc		570,514	314
*,^ Live Ventures Inc.		223,508	311
*,^ MaxPoint Interactive Inc.		173,738	308
*	Diversified Restaurant Holdings Inc.	158,604	305
*,^ Aeropostale Inc.		1,486,886	295
	Ark Restaurants Corp.	14,102	291
*	Emmis Communications Corp. Class A	479,209	279
*	Insignia Systems Inc.	95,048	271
	National American University Holdings Inc.	175,287	249
*	Full House Resorts Inc.	160,784	232
*,^ Net Element Inc.		581,113	184
*	Spanish Broadcasting System Inc.	51,140	171
	Value Line Inc.	9,438	151
*,^ Fairway Group Holdings Corp.		370,780	130
*	Nevada Gold & Casinos Inc.	59,748	128
	Flanigan's Enterprises Inc.	5,074	96
*	NTN Buzztime Inc.	354,386	53
*,^ DraftDay Fantasy Sports Inc.		203,922	49
	Beasley Broadcast Group Inc. Class A	13,713	48
*	Interpace Diagnostics Group Inc.	124,872	31
	Haverty Furniture Cos. Inc. Class A	1,375	30
*	SPAR Group Inc.	19,446	19
*	Universal Travel Group	42,843	7
*	ONE Group Hospitality Inc.	377	1
			58,593,811
Financials (18.5%)
*	Berkshire Hathaway Inc. Class B	35,608,592	5,052,147
	Wells Fargo & Co.	88,031,536	4,257,205
	JPMorgan Chase & Co.	70,698,567	4,186,769
	Visa Inc. Class A	37,000,903	2,829,829
	Bank of America Corp.	198,893,223	2,689,036
	Citigroup Inc.	54,486,502	2,274,811
	MasterCard Inc. Class A	18,906,146	1,786,631
	US Bancorp	31,906,309	1,295,077
	Simon Property Group Inc.	5,973,662	1,240,670
	Goldman Sachs Group Inc.	7,330,411	1,150,728
	American International Group Inc.	21,069,257	1,138,793
	Chubb Ltd.	8,424,288	1,003,754
	American Express Co.	15,757,645	967,519
	American Tower Corporation	8,167,659	836,123
	PNC Financial Services Group Inc.	9,744,688	824,108
	Public Storage	2,832,625	781,323
	MetLife Inc.	16,930,493	743,926

Bank of New York Mellon Corp.	19,898,056	732,845
Morgan Stanley	28,285,820	707,428
Capital One Financial Corp.	10,166,859	704,665
BlackRock Inc.	2,050,511	698,343
Travelers Cos. Inc.	5,749,620	671,038
Charles Schwab Corp.	22,867,237	640,740
Prudential Financial Inc.	8,688,737	627,501
Marsh & McLennan Cos. Inc.	9,997,057	607,721
CME Group Inc.	6,177,734	593,371
Crown Castle International Corp.	6,430,558	556,243
Aon plc	5,238,907	547,204
Intercontinental Exchange Inc.	2,284,164	537,098
Equity Residential	7,011,254	526,054
McGraw Hill Financial Inc.	5,146,461	509,397
Allstate Corp.	7,431,584	500,666
AvalonBay Communities Inc.	2,627,795	499,807
BB&T Corp.	14,951,052	497,422
Welltower Inc.	6,828,231	473,470
Weyerhaeuser Co.	15,214,543	471,347
Aflac Inc.	7,355,845	464,448
* Synchrony Financial	16,008,951	458,817
Prologis Inc.	10,051,107	444,058
State Street Corp.	7,328,510	428,864
Discover Financial Services	8,053,095	410,064
Ventas Inc.	6,463,083	406,916
Equinix Inc.	1,193,138	394,583
Boston Properties Inc.	2,946,659	374,461
Progressive Corp.	10,643,606	374,016
Hartford Financial Services Group Inc.	7,849,449	361,703
SunTrust Banks Inc.	9,750,011	351,780
T. Rowe Price Group Inc.	4,568,878	335,630
Moody's Corp.	3,205,319	309,506
Vornado Realty Trust	3,251,138	307,005
M&T Bank Corp.	2,749,886	305,237
General Growth Properties Inc.	10,170,060	302,356
Realty Income Corp.	4,815,421	301,012
Willis Towers Watson plc	2,516,429	298,599
Ameriprise Financial Inc.	3,168,299	297,852
Essex Property Trust Inc.	1,265,964	296,058
HCP Inc.	8,950,512	291,608
Northern Trust Corp.	4,201,086	273,785
Franklin Resources Inc.	6,902,434	269,540
Equifax Inc.	2,275,132	260,025
Fifth Third Bancorp	15,210,583	253,865
Invesco Ltd.	8,101,954	249,297
Digital Realty Trust Inc.	2,806,594	248,356
Host Hotels & Resorts Inc.	14,454,270	241,386
Macerich Co.	3,018,345	239,174
* Markel Corp.	254,012	226,469
Principal Financial Group Inc.	5,577,380	220,028
Loews Corp.	5,743,660	219,752
Kimco Realty Corp.	7,505,553	216,010
Citizens Financial Group Inc.	10,119,900	212,012
Federal Realty Investment Trust	1,357,190	211,790
Extra Space Storage Inc.	2,263,586	211,555
XL Group plc Class A	5,681,833	209,091
Regions Financial Corp.	24,944,092	195,811

Cincinnati Financial Corp.	2,964,764	193,777
UDR Inc.	5,009,488	193,016
First Republic Bank	2,809,610	187,232
Western Union Co.	9,629,113	185,746
Annaly Capital Management Inc.	18,103,060	185,737
SL Green Realty Corp.	1,911,029	185,140
Lincoln National Corp.	4,718,898	184,981
* Berkshire Hathaway Inc. Class A	863	184,207
KeyCorp	16,007,594	176,724
FNF Group	5,054,042	171,332
* Affiliated Managers Group Inc.	1,032,972	167,755
Everest Re Group Ltd.	804,795	158,891
* Arch Capital Group Ltd.	2,224,881	158,189
* CBRE Group Inc. Class A	5,429,688	156,484
* Ally Financial Inc.	8,287,404	155,140
VEREIT Inc.	17,343,445	153,836
Arthur J Gallagher & Co.	3,363,342	149,601
Mid-America Apartment Communities Inc.	1,455,825	148,800
Duke Realty Corp.	6,535,674	147,314
Huntington Bancshares Inc.	15,274,110	145,715
TD Ameritrade Holding Corp.	4,618,683	145,627
Nasdaq Inc.	2,193,727	145,620
Unum Group	4,629,780	143,153
New York Community Bancorp Inc.	8,800,128	139,922
* Alleghany Corp.	281,774	139,816
Camden Property Trust	1,655,279	139,192
Regency Centers Corp.	1,841,400	137,829
* E*TRADE Financial Corp.	5,608,962	137,363
* Signature Bank	965,551	131,431
MSCI Inc. Class A	1,761,836	130,517
Comerica Inc.	3,382,944	128,112
Alexandria Real Estate Equities Inc.	1,407,611	127,938
Omega Healthcare Investors Inc.	3,587,443	126,637
Apartment Investment & Management Co.	2,974,583	124,397
National Retail Properties Inc.	2,677,279	123,690
Iron Mountain Inc.	3,644,662	123,590
American Capital Agency Corp.	6,630,063	123,518
Voya Financial Inc.	4,085,466	121,624
SEI Investments Co.	2,822,778	121,521
Torchmark Corp.	2,236,850	121,148
Reinsurance Group of America Inc. Class A	1,248,831	120,200
CIT Group Inc.	3,851,421	119,510
Raymond James Financial Inc.	2,451,403	116,711
American Campus Communities Inc.	2,446,610	115,211
WP Carey Inc.	1,806,363	112,428
Kilroy Realty Corp.	1,762,936	109,073
CubeSmart	3,226,987	107,459
Equity LifeStyle Properties Inc.	1,463,902	106,470
DDR Corp.	5,826,611	103,655
CBOE Holdings Inc.	1,571,396	102,659
* Realogy Holdings Corp.	2,813,851	101,608
Jones Lang LaSalle Inc.	859,121	100,792
* SVB Financial Group	987,336	100,758
RenaissanceRe Holdings Ltd.	840,401	100,705
* Liberty Ventures Class A	2,572,053	100,619
WR Berkley Corp.	1,759,514	98,885
Lamar Advertising Co. Class A	1,590,771	97,832

Forest City Realty Trust Inc. Class A	4,607,803	97,179
Assurant Inc.	1,252,224	96,609
Lazard Ltd. Class A	2,488,648	96,560
Axis Capital Holdings Ltd.	1,739,942	96,497
Brixmor Property Group Inc.	3,713,295	95,135
Zions Bancorporation	3,893,038	94,250
People's United Financial Inc.	5,891,814	93,857
Liberty Property Trust	2,802,123	93,759
American Financial Group Inc.	1,329,210	93,537
Spirit Realty Capital Inc.	8,011,240	90,126
East West Bancorp Inc.	2,753,641	89,438
Sovran Self Storage Inc.	758,097	89,418
Highwoods Properties Inc.	1,838,340	87,891
MarketAxess Holdings Inc.	678,728	84,726
Douglas Emmett Inc.	2,699,248	81,274
EPR Properties	1,219,927	81,272
Senior Housing Properties Trust	4,525,107	80,954
PacWest Bancorp	2,177,364	80,889
Starwood Property Trust Inc.	4,269,803	80,827
Old Republic International Corp.	4,408,743	80,592
Navient Corp.	6,711,475	80,336
First American Financial Corp.	2,078,113	79,197
Weingarten Realty Investors	2,108,041	79,094
Endurance Specialty Holdings Ltd.	1,205,078	78,740
* Liberty Broadband Corp.	1,341,349	77,731
Taubman Centers Inc.	1,088,902	77,562
Sun Communities Inc.	1,070,535	76,661
Brown & Brown Inc.	2,135,191	76,440
Hospitality Properties Trust	2,865,407	76,105
Hanover Insurance Group Inc.	821,075	74,077
Healthcare Trust of America Inc. Class A	2,476,399	72,856
Investors Bancorp Inc.	6,257,418	72,836
Commerce Bancshares Inc.	1,609,494	72,347
* Howard Hughes Corp.	678,905	71,889
Corrections Corp. of America	2,239,145	71,765
Retail Properties of America Inc.	4,511,793	71,512
Legg Mason Inc.	2,040,451	70,763
Validus Holdings Ltd.	1,499,491	70,761
STORE Capital Corp.	2,712,319	70,195
Eaton Vance Corp.	2,092,289	70,134
Assured Guaranty Ltd.	2,698,811	68,280
Synovus Financial Corp.	2,346,750	67,845
Gramercy Property Trust	8,013,197	67,712
* Equity Commonwealth	2,387,959	67,388
DCT Industrial Trust Inc.	1,703,789	67,249
FirstMerit Corp.	3,174,756	66,829
Umpqua Holdings Corp.	4,210,465	66,778
American Homes 4 Rent Class A	4,177,381	66,420
Tanger Factory Outlet Centers Inc.	1,812,138	65,944
Bank of the Ozarks Inc.	1,562,965	65,598
White Mountains Insurance Group Ltd.	81,462	65,381
First Niagara Financial Group Inc.	6,748,125	65,322
Gaming and Leisure Properties Inc.	2,109,802	65,235
BankUnited Inc.	1,862,475	64,144
CNO Financial Group Inc.	3,523,292	63,137
^ Apple Hospitality REIT Inc.	3,172,567	62,849
Post Properties Inc.	1,046,615	62,525

	Webster Financial Corp.	1,738,865	62,425
	CyrusOne Inc.	1,353,178	61,773
	Healthcare Realty Trust Inc.	1,975,498	61,023
	Prosperity Bancshares Inc.	1,276,525	59,218
*	Western Alliance Bancorp	1,770,631	59,104
	Cullen/Frost Bankers Inc.	1,070,977	59,022
	Medical Properties Trust Inc.	4,511,733	58,562
	Rayonier Inc.	2,361,371	58,279
	First Horizon National Corp.	4,423,326	57,946
	Sunstone Hotel Investors Inc.	4,105,705	57,480
	Allied World Assurance Co. Holdings AG	1,640,787	57,329
	DuPont Fabros Technology Inc.	1,408,266	57,077
	Popular Inc.	1,991,006	56,963
	Bank of Hawaii Corp.	833,529	56,913
	Piedmont Office Realty Trust Inc. Class A	2,719,238	55,228
	Aspen Insurance Holdings Ltd.	1,157,198	55,198
	Outfront Media Inc.	2,615,286	55,183
	PrivateBancorp Inc.	1,423,872	54,961
	LaSalle Hotel Properties	2,148,704	54,384
	Two Harbors Investment Corp.	6,823,646	54,180
	RLJ Lodging Trust	2,313,138	52,925
	ProAssurance Corp.	1,042,178	52,734
	RLI Corp.	783,528	52,387
*,^ Zillow Group Inc.		2,205,734	52,342
	Columbia Property Trust Inc.	2,362,350	51,948
	Communications Sales & Leasing Inc.	2,334,125	51,934
	New Residential Investment Corp.	4,439,570	51,632
	Paramount Group Inc.	3,223,721	51,418
	First Industrial Realty Trust Inc.	2,250,763	51,182
	Federated Investors Inc. Class B	1,771,802	51,116
	Associated Banc-Corp	2,839,510	50,941
	Education Realty Trust Inc.	1,211,813	50,411
	GEO Group Inc.	1,443,394	50,042
	Chimera Investment Corp.	3,675,275	49,947
*	MGIC Investment Corp.	6,491,116	49,787
	FNB Corp.	3,786,270	49,259
	Radian Group Inc.	3,944,443	48,911
	Equity One Inc.	1,705,687	48,885
	Urban Edge Properties	1,886,576	48,749
*,^ LendingClub Corp.		5,858,260	48,624
	MFA Financial Inc.	6,984,109	47,841
	NorthStar Realty Finance Corp.	3,641,945	47,782
	Hudson Pacific Properties Inc.	1,645,508	47,588
	Corporate Office Properties Trust	1,797,013	47,154
	National Health Investors Inc.	708,067	47,101
	Home BancShares Inc.	1,148,372	47,026
	United Bankshares Inc.	1,280,256	46,985
	Brandywine Realty Trust	3,263,816	45,791
	Acadia Realty Trust	1,301,157	45,710
	Interactive Brokers Group Inc.	1,138,773	44,777
	Fulton Financial Corp.	3,343,111	44,731
	Blackstone Mortgage Trust Inc. Class A	1,646,906	44,236
	MB Financial Inc.	1,347,184	43,716
	AmTrust Financial Services Inc.	1,676,399	43,385
	Kite Realty Group Trust	1,564,483	43,352
	Ryman Hospitality Properties Inc.	831,805	42,821
	Erie Indemnity Co. Class A	460,318	42,805

Care Capital Properties Inc.	1,589,289	42,657
Cousins Properties Inc.	4,025,199	41,782
Cathay General Bancorp	1,470,697	41,665
UMB Financial Corp.	804,167	41,519
Primerica Inc.	920,658	40,997
Wintrust Financial Corp.	924,280	40,983
Janus Capital Group Inc.	2,791,891	40,845
IBERIABANK Corp.	792,078	40,610
QTS Realty Trust Inc. Class A	855,670	40,542
CoreSite Realty Corp.	577,267	40,414
Valley National Bancorp	4,229,424	40,349
Pebblebrook Hotel Trust	1,374,107	39,945
NorthStar Asset Management Group Inc.	3,516,448	39,912
Washington Federal Inc.	1,754,703	39,744
Retail Opportunity Investments Corp.	1,963,115	39,498
Physicians Realty Trust	2,125,270	39,488
CBL & Associates Properties Inc.	3,264,828	38,851
PS Business Parks Inc.	383,923	38,588
DiamondRock Hospitality Co.	3,793,427	38,389
^ LPL Financial Holdings Inc.	1,538,396	38,152
Selective Insurance Group Inc.	1,035,495	37,909
Kennedy-Wilson Holdings Inc.	1,726,992	37,821
Mack-Cali Realty Corp.	1,594,653	37,474
Sterling Bancorp	2,343,779	37,336
Washington REIT	1,271,416	37,138
* Stifel Financial Corp.	1,248,267	36,949
Pinnacle Financial Partners Inc.	744,955	36,547
First Financial Bankshares Inc.	1,218,381	36,040
TCF Financial Corp.	2,907,515	35,646
* Blackhawk Network Holdings Inc.	1,035,705	35,525
Glacier Bancorp Inc.	1,396,626	35,502
Waddell & Reed Financial Inc. Class A	1,497,322	35,247
EastGroup Properties Inc.	581,702	35,117
First Citizens BancShares Inc. Class A	138,942	34,884
Evercore Partners Inc. Class A	669,086	34,625
BancorpSouth Inc.	1,613,898	34,392
Hancock Holding Co.	1,474,683	33,859
Xenia Hotels & Resorts Inc.	2,161,718	33,766
LTC Properties Inc.	744,980	33,703
* Texas Capital Bancshares Inc.	875,385	33,597
WP Glimcher Inc.	3,505,287	33,265
Columbia Banking System Inc.	1,110,786	33,235
Colony Capital Inc. Class A	1,980,123	33,207
Monogram Residential Trust Inc.	3,309,246	32,629
CVB Financial Corp.	1,852,274	32,322
* Enstar Group Ltd.	195,634	31,806
Capitol Federal Financial Inc.	2,387,215	31,654
BGC Partners Inc. Class A	3,488,938	31,575
American Assets Trust Inc.	784,517	31,318
Alexander & Baldwin Inc.	846,054	31,033
New York REIT Inc.	3,064,632	30,953
Community Bank System Inc.	807,404	30,851
^ Lexington Realty Trust	3,558,234	30,601
Chesapeake Lodging Trust	1,136,530	30,073
Great Western Bancorp Inc.	1,092,526	29,793
Mercury General Corp.	532,992	29,581
Argo Group International Holdings Ltd.	510,209	29,281

	EverBank Financial Corp.	1,909,255	28,811
*	Hilltop Holdings Inc.	1,519,888	28,695
	Financial Engines Inc.	909,490	28,585
	National Penn Bancshares Inc.	2,679,142	28,506
	South State Corp.	441,758	28,374
*	Liberty Broadband Corp. Class A	481,653	28,013
	Trustmark Corp.	1,214,508	27,970
*	OneMain Holdings Inc. Class A	1,018,520	27,938
*	Eagle Bancorp Inc.	578,207	27,754
^	Global Net Lease Inc.	3,237,678	27,715
*,^ Zillow Group Inc. Class A		1,075,611	27,482
	Select Income REIT	1,189,768	27,424
*	HRG Group Inc.	1,946,676	27,117
	Astoria Financial Corp.	1,708,296	27,059
	Invesco Mortgage Capital Inc.	2,221,338	27,056
	International Bancshares Corp.	1,092,863	26,950
*	PRA Group Inc.	915,636	26,911
	First Midwest Bancorp Inc.	1,490,017	26,850
	Pennsylvania REIT	1,220,939	26,678
	Ramco-Gershenson Properties Trust	1,476,865	26,628
	Old National Bancorp	2,171,093	26,466
	Chemical Financial Corp.	731,244	26,098
*	Genworth Financial Inc. Class A	9,523,790	26,000
	STAG Industrial Inc.	1,269,212	25,841
	WisdomTree Investments Inc.	2,240,397	25,608
*	MBIA Inc.	2,891,623	25,591
	American Equity Investment Life Holding Co.	1,521,424	25,560
	Hatteras Financial Corp.	1,785,881	25,538
*,^ Credit Acceptance Corp.		138,597	25,162
	Sabra Health Care REIT Inc.	1,241,585	24,943
	Parkway Properties Inc.	1,592,694	24,942
	Colony Starwood Homes	1,002,779	24,819
	Banner Corp.	582,632	24,494
*	SLM Corp.	3,844,690	24,452
	Empire State Realty Trust Inc.	1,393,998	24,437
	Potlatch Corp.	771,641	24,307
	Horace Mann Educators Corp.	757,390	24,002
*	Essent Group Ltd.	1,153,363	23,990
	Renasant Corp.	728,702	23,982
	First Cash Financial Services Inc.	510,521	23,515
	Northwest Bancshares Inc.	1,717,786	23,207
	CYS Investments Inc.	2,849,693	23,197
^	Westamerica Bancorporation	475,044	23,139
	American National Insurance Co.	197,811	22,847
	Park National Corp.	251,089	22,598
	Government Properties Income Trust	1,256,539	22,429
^	Seritage Growth Properties Class A	448,668	22,420
	Rexford Industrial Realty Inc.	1,229,149	22,321
	Simmons First National Corp. Class A	494,401	22,283
	Independent Bank Corp.	484,675	22,276
*	FCB Financial Holdings Inc. Class A	668,413	22,231
	FelCor Lodging Trust Inc.	2,717,338	22,065
*,^ BofI Holding Inc.		1,025,698	21,888
	BBCN Bancorp Inc.	1,440,157	21,876
	National General Holdings Corp.	1,012,447	21,859
	Kemper Corp.	738,601	21,840
	Artisan Partners Asset Management Inc. Class A	707,118	21,808

	Provident Financial Services Inc.	1,078,865	21,782
	NBT Bancorp Inc.	804,507	21,681
	Talmer Bancorp Inc. Class A	1,190,168	21,530
*	Santander Consumer USA Holdings Inc.	2,038,523	21,384
^	BOK Financial Corp.	386,064	21,087
*	Beneficial Bancorp Inc.	1,525,163	20,879
	Union Bankshares Corp.	843,977	20,787
	WesBanco Inc.	699,655	20,787
	TFS Financial Corp.	1,177,969	20,461
	Four Corners Property Trust Inc.	1,139,844	20,460
	Redwood Trust Inc.	1,555,093	20,341
	First Financial Bancorp	1,098,812	19,976
*,^ St. Joe Co.		1,152,318	19,762
	S&T Bancorp Inc.	766,528	19,746
*	Green Dot Corp. Class A	844,582	19,400
	United Community Banks Inc.	1,049,557	19,385
	Cash America International Inc.	495,875	19,161
	Yadkin Financial Corp.	806,741	19,096
	Franklin Street Properties Corp.	1,781,198	18,899
	PennyMac Mortgage Investment Trust	1,384,687	18,887
	Summit Hotel Properties Inc.	1,572,825	18,827
	First Merchants Corp.	789,866	18,617
	ServisFirst Bancshares Inc.	418,480	18,581
	Terreno Realty Corp.	778,436	18,254
*	Navigators Group Inc.	217,382	18,232
	AMERISAFE Inc.	339,924	17,860
	HFF Inc. Class A	644,878	17,753
	Capstead Mortgage Corp.	1,792,743	17,730
	Boston Private Financial Holdings Inc.	1,533,491	17,558
	Hersha Hospitality Trust Class A	818,626	17,469
	Ameris Bancorp	586,898	17,360
	Nelnet Inc. Class A	436,663	17,191
	ARMOUR Residential REIT Inc.	793,100	17,075
	NRG Yield Inc.	1,192,173	16,977
	Investors Real Estate Trust	2,328,065	16,902
	Apollo Commercial Real Estate Finance Inc.	1,036,613	16,897
	New Senior Investment Group Inc.	1,624,545	16,733
	Tompkins Financial Corp.	260,854	16,695
	BNC Bancorp	783,869	16,555
	Employers Holdings Inc.	581,044	16,351
*	HealthEquity Inc.	661,775	16,326
	WSFS Financial Corp.	497,698	16,185
	Infinity Property & Casualty Corp.	198,244	15,959
	LegacyTexas Financial Group Inc.	808,395	15,885
	Towne Bank	824,782	15,828
*	FNFV Group	1,442,907	15,656
	Cohen & Steers Inc.	399,227	15,538
	First Commonwealth Financial Corp.	1,731,410	15,340
	Alexander's Inc.	39,742	15,124
	Safety Insurance Group Inc.	263,021	15,008
	Berkshire Hills Bancorp Inc.	557,672	14,996
	Monmouth Real Estate Investment Corp.	1,260,914	14,992
	Chatham Lodging Trust	694,723	14,888
	Lakeland Financial Corp.	322,812	14,778
*	iStar Inc.	1,526,614	14,747
	United Fire Group Inc.	335,164	14,687
	National Bank Holdings Corp. Class A	714,837	14,576

	Capital Bank Financial Corp.	472,155	14,566
	Banc of California Inc.	824,906	14,436
	Agree Realty Corp.	375,069	14,429
	Maiden Holdings Ltd.	1,111,220	14,379
	Northfield Bancorp Inc.	872,111	14,338
*	KCG Holdings Inc. Class A	1,194,816	14,278
*	Third Point Reinsurance Ltd.	1,241,152	14,112
*	Black Knight Financial Services Inc. Class A	453,101	14,060
	Stewart Information Services Corp.	387,525	14,059
	Wilshire Bancorp Inc.	1,352,231	13,928
	City Holding Co.	291,073	13,907
*,^ LendingTree Inc.		141,702	13,856
	Universal Health Realty Income Trust	246,177	13,847
*	Piper Jaffray Cos.	276,583	13,707
	Brookline Bancorp Inc.	1,240,139	13,654
	Investment Technology Group Inc.	607,055	13,416
	American Capital Mortgage Investment Corp.	896,733	13,164
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	683,677	13,140
	Meridian Bancorp Inc.	942,447	13,119
	CareTrust REIT Inc.	1,032,918	13,118
	Sandy Spring Bancorp Inc.	470,668	13,099
	State Bank Financial Corp.	661,436	13,070
	Rouse Properties Inc.	710,948	13,067
	Tier REIT Inc.	964,914	12,968
	Hanmi Financial Corp.	587,269	12,932
	Central Pacific Financial Corp.	576,931	12,560
*	Walker & Dunlop Inc.	516,748	12,541
	CenterState Banks Inc.	836,599	12,457
*	Pacific Premier Bancorp Inc.	582,678	12,452
	Virtus Investment Partners Inc.	155,686	12,161
*	Greenlight Capital Re Ltd. Class A	556,193	12,119
	Cardinal Financial Corp.	592,445	12,056
	Saul Centers Inc.	227,375	12,055
	Altisource Residential Corp.	1,003,646	12,044
	FBL Financial Group Inc. Class A	195,077	12,001
	Oritani Financial Corp.	698,306	11,850
	Southside Bancshares Inc.	441,627	11,513
	Heartland Financial USA Inc.	373,410	11,497
	InfraREIT Inc.	660,598	11,263
	First Interstate BancSystem Inc. Class A	398,351	11,206
	Flushing Financial Corp.	517,562	11,190
*,^ Encore Capital Group Inc.		434,664	11,188
	United Financial Bancorp Inc.	884,947	11,141
	National Storage Affiliates Trust	516,253	10,945
	Ashford Hospitality Trust Inc.	1,709,203	10,905
	Urstadt Biddle Properties Inc. Class A	520,127	10,897
	Greenhill & Co. Inc.	489,347	10,864
*	Customers Bancorp Inc.	456,700	10,792
	Cedar Realty Trust Inc.	1,492,504	10,791
	RE/MAX Holdings Inc. Class A	313,145	10,741
	Universal Insurance Holdings Inc.	602,364	10,722
	Community Trust Bancorp Inc.	300,008	10,596
	MainSource Financial Group Inc.	501,492	10,576
	Virtu Financial Inc. Class A	477,473	10,557
	Diamond Hill Investment Group Inc.	58,828	10,434
	Anworth Mortgage Asset Corp.	2,213,554	10,315
	Opus Bank	302,365	10,280

	Moelis & Co. Class A	361,821	10,214
	TrustCo Bank Corp. NY	1,683,050	10,199
	1st Source Corp.	313,162	9,971
	Bridge Bancorp Inc.	325,132	9,907
	TriCo Bancshares	389,411	9,860
	Getty Realty Corp.	492,974	9,776
^	New York Mortgage Trust Inc.	2,041,475	9,677
	First Potomac Realty Trust	1,066,479	9,662
	Washington Trust Bancorp Inc.	256,071	9,557
	Dime Community Bancshares Inc.	540,483	9,523
	First Busey Corp.	461,755	9,457
	National Western Life Group Inc. Class A	40,704	9,388
	Heritage Financial Corp.	531,043	9,330
	Silver Bay Realty Trust Corp.	626,703	9,307
	Enterprise Financial Services Corp.	336,807	9,107
	Heritage Commerce Corp.	902,835	9,037
	Stock Yards Bancorp Inc.	230,024	8,863
*	Ambac Financial Group Inc.	541,794	8,560
	State National Cos. Inc.	678,093	8,544
	Ladder Capital Corp.	674,217	8,394
	NRG Yield Inc. Class A	616,479	8,366
*	Forestar Group Inc.	625,796	8,160
	ConnectOne Bancorp Inc.	497,984	8,142
	Westwood Holdings Group Inc.	138,024	8,095
*,^ Nationstar Mortgage Holdings Inc.		814,784	8,066
*	WMIH Corp.	3,427,890	8,021
	Winthrop Realty Trust	610,401	8,015
	James River Group Holdings Ltd.	246,410	7,949
^	Western Asset Mortgage Capital Corp.	787,846	7,918
*	HomeStreet Inc.	380,015	7,908
	CatchMark Timber Trust Inc. Class A	725,657	7,859
*	Flagstar Bancorp Inc.	363,969	7,811
	CoBiz Financial Inc.	659,535	7,796
	Camden National Corp.	185,596	7,795
	BancFirst Corp.	136,438	7,781
*	INTL. FCStone Inc.	281,869	7,534
	Apollo Residential Mortgage Inc.	560,981	7,528
*	Seacoast Banking Corp. of Florida	468,095	7,391
	Bank Mutual Corp.	965,348	7,308
	Heritage Insurance Holdings Inc.	456,972	7,298
	Bryn Mawr Bank Corp.	283,552	7,296
*	Marcus & Millichap Inc.	286,104	7,264
	First Financial Corp.	212,035	7,254
	Preferred Apartment Communities Inc. Class A	571,338	7,245
	Gladstone Commercial Corp.	442,076	7,241
	Financial Institutions Inc.	248,265	7,217
	Great Southern Bancorp Inc.	190,924	7,089
	PJT Partners Inc.	293,780	7,065
	Armada Hoffler Properties Inc.	625,383	7,036
*,^ Cowen Group Inc. Class A		1,801,741	6,865
*	Tejon Ranch Co.	332,459	6,839
	Preferred Bank	224,438	6,789
	German American Bancorp Inc.	210,128	6,766
*	Anchor BanCorp Wisconsin Inc.	149,439	6,734
*	First BanCorp	2,277,838	6,651
	AG Mortgage Investment Trust Inc.	508,753	6,649
*,^ Altisource Portfolio Solutions SA		273,469	6,604

	First of Long Island Corp.	231,662	6,602
*	First Foundation Inc.	288,580	6,473
	Peoples Bancorp Inc.	330,816	6,464
	Waterstone Financial Inc.	471,058	6,444
	Meta Financial Group Inc.	141,046	6,432
	Fidelity & Guaranty Life	244,678	6,420
	Resource Capital Corp.	565,960	6,367
*	HomeTrust Bancshares Inc.	337,097	6,179
	United Insurance Holdings Corp.	320,471	6,156
*	Triumph Bancorp Inc.	386,881	6,124
	Whitestone REIT	482,616	6,066
	Stonegate Bank	202,361	6,063
	Park Sterling Corp.	905,355	6,039
	Independent Bank Corp. Michigan	410,782	5,977
	First Defiance Financial Corp.	155,298	5,965
	One Liberty Properties Inc.	265,789	5,956
	United Community Financial Corp.	1,013,343	5,948
	EMC Insurance Group Inc.	231,197	5,930
*	Atlantic Capital Bancshares Inc.	425,261	5,928
	Dynex Capital Inc.	890,813	5,924
	OFG Bancorp	837,986	5,858
	Blue Hills Bancorp Inc.	426,091	5,825
	Ashford Hospitality Prime Inc.	498,798	5,821
	Independence Realty Trust Inc.	806,075	5,739
	QCR Holdings Inc.	239,488	5,712
^	HCI Group Inc.	170,152	5,666
	Suffolk Bancorp	224,341	5,662
	Pacific Continental Corp.	350,426	5,652
*	CU Bancorp	262,546	5,558
*,^ On Deck Capital Inc.		705,422	5,495
	NexPoint Residential Trust Inc.	418,055	5,472
	Southwest Bancorp Inc.	363,430	5,470
	First Bancorp (NASDAQ Shares)	289,926	5,465
	State Auto Financial Corp.	246,676	5,442
	West Bancorporation Inc.	295,741	5,391
	RAIT Financial Trust	1,716,059	5,388
	Arlington Asset Investment Corp. Class A	426,095	5,339
	Easterly Government Properties Inc.	285,535	5,288
*	First NBC Bank Holding Co.	256,657	5,285
	Univest Corp. of Pennsylvania	268,885	5,246
	Kearny Financial Corp.	424,483	5,242
	Fidelity Southern Corp.	326,472	5,237
	Houlihan Lokey Inc.	209,001	5,204
*	Safeguard Scientifics Inc.	390,295	5,171
*,^ Walter Investment Management Corp.		674,835	5,156
*	NMI Holdings Inc. Class A	1,019,255	5,147
	OneBeacon Insurance Group Ltd. Class A	404,327	5,147
	Lakeland Bancorp Inc.	506,287	5,139
	Independent Bank Group Inc.	186,970	5,123
	Arrow Financial Corp.	190,991	5,075
	Prudential Bancorp Inc.	354,077	5,070
	Mercantile Bank Corp.	225,078	5,046
	Newcastle Investment Corp.	1,159,643	5,021
	Charter Financial Corp.	371,930	5,021
	Federal Agricultural Mortgage Corp.	131,790	4,972
	Ares Commercial Real Estate Corp.	452,809	4,958
	Clifton Bancorp Inc.	326,454	4,936

*	FRP Holdings Inc.	138,078	4,916
*	TriState Capital Holdings Inc.	389,594	4,909
	Cherry Hill Mortgage Investment Corp.	345,287	4,889
	First Community Bancshares Inc.	245,292	4,867
^	CorEnergy Infrastructure Trust Inc.	241,424	4,855
	Horizon Bancorp	196,275	4,852
*	Franklin Financial Network Inc.	176,692	4,771
	Federated National Holding Co.	237,095	4,661
	First Connecticut Bancorp Inc.	283,698	4,528
^	Peoples Financial Services Corp.	121,669	4,526
*,^ Citizens Inc. Class A		619,412	4,485
	ZAIS Financial Corp.	299,395	4,467
*,^ World Acceptance Corp.		117,751	4,465
	Arbor Realty Trust Inc.	659,149	4,462
*	Ladenburg Thalmann Financial Services Inc.	1,773,604	4,434
	UMH Properties Inc.	446,383	4,428
*	Ocwen Financial Corp.	1,791,149	4,424
*	PICO Holdings Inc.	422,979	4,327
	National Bankshares Inc.	125,411	4,304
	American National Bankshares Inc.	168,804	4,276
	GAIN Capital Holdings Inc.	638,103	4,186
	Reis Inc.	177,658	4,184
	Consolidated-Tomoka Land Co.	90,222	4,163
	OceanFirst Financial Corp.	232,697	4,114
*	PennyMac Financial Services Inc. Class A	349,642	4,112
*,^ National Commerce Corp.		173,792	4,103
*	Phoenix Cos. Inc.	111,001	4,089
*	RMR Group Inc. Class A	158,691	3,969
	Baldwin & Lyons Inc. Class B	161,081	3,964
	Bank of Marin Bancorp	80,364	3,956
	City Office REIT Inc.	346,245	3,947
*	Bancorp Inc.	684,599	3,916
	Wheeler REIT Inc.	3,114,382	3,893
*	First Northwest Bancorp	301,846	3,885
^	Orchid Island Capital Inc.	374,028	3,879
*	Global Indemnity plc	122,407	3,811
	National Interstate Corp.	126,986	3,799
	Peapack Gladstone Financial Corp.	222,913	3,767
*	Green Bancorp Inc.	496,893	3,761
*	Old Second Bancorp Inc.	523,023	3,750
	Monarch Financial Holdings Inc.	225,391	3,744
	Owens Realty Mortgage Inc.	231,509	3,697
	Carolina Financial Corp.	196,701	3,651
	Republic Bancorp Inc. Class A	141,050	3,643
	Ellington Residential Mortgage REIT	302,532	3,621
*	Regional Management Corp.	208,484	3,567
	Guaranty Bancorp	230,124	3,558
	Tiptree Financial Inc. Class A	622,227	3,547
	Shore Bancshares Inc.	295,472	3,540
	Heritage Oaks Bancorp	454,038	3,537
*,^ Bear State Financial Inc.		380,886	3,531
	Manning & Napier Inc.	437,208	3,528
	Territorial Bancorp Inc.	135,276	3,525
	Westfield Financial Inc.	415,733	3,505
	People's Utah Bancorp	219,174	3,470
*	C1 Financial Inc.	142,746	3,454
	Bluerock Residential Growth REIT Inc. Class A	314,037	3,417

ESSA Bancorp Inc.	252,258	3,403
Ames National Corp.	137,418	3,402
JAVELIN Mortgage Investment Corp.	473,176	3,397
* Southern First Bancshares Inc.	137,887	3,366
Hingham Institution for Savings	28,160	3,354
* MoneyGram International Inc.	547,471	3,351
CNB Financial Corp.	189,417	3,332
* NewStar Financial Inc.	380,250	3,327
* Sun Bancorp Inc.	160,401	3,322
Citizens & Northern Corp.	161,906	3,219
* Cascade Bancorp	545,291	3,114
Southern National Bancorp of Virginia Inc.	258,700	3,084
Jernigan Capital Inc.	195,518	3,054
* CommunityOne Bancorp	225,141	2,990
Investar Holding Corp.	203,421	2,984
Macatawa Bank Corp.	476,968	2,981
GAMCO Investors Inc. Class A	80,046	2,967
* Enova International Inc.	468,830	2,958
BankFinancial Corp.	249,742	2,952
Sierra Bancorp	162,405	2,948
Farmers Capital Bank Corp.	111,552	2,947
Great Ajax Corp.	262,672	2,939
* eHealth Inc.	311,549	2,925
Pzena Investment Management Inc. Class A	373,290	2,818
Calamos Asset Management Inc. Class A	330,422	2,805
Fox Chase Bancorp Inc.	144,731	2,796
Enterprise Bancorp Inc.	106,400	2,792
American Farmland Co.	442,920	2,782
* Atlas Financial Holdings Inc.	152,607	2,768
* EZCORP Inc. Class A	931,798	2,767
^ CPI Card Group Inc.	335,491	2,764
Community Healthcare Trust Inc.	149,247	2,760
Donegal Group Inc. Class A	191,748	2,757
* BSB Bancorp Inc.	120,857	2,716
First Financial Northwest Inc.	199,551	2,628
First Bancorp Inc.	134,662	2,627
^ SmartFinancial Inc.	139,194	2,575
Farmland Partners Inc.	239,672	2,572
Provident Financial Holdings Inc.	149,165	2,543
MidWestOne Financial Group Inc.	91,437	2,510
* Entegra Financial Corp.	144,122	2,503
Bar Harbor Bankshares	74,164	2,464
Cape Bancorp Inc.	179,168	2,408
Oppenheimer Holdings Inc. Class A	151,744	2,395
* Xenith Bankshares Inc.	309,719	2,341
Home Bancorp Inc.	86,917	2,330
First Business Financial Services Inc.	100,666	2,308
MidSouth Bancorp Inc.	299,101	2,282
FBR & Co.	125,966	2,279
Silvercrest Asset Management Group Inc. Class A	176,868	2,253
* Republic First Bancorp Inc.	534,080	2,248
Capital City Bank Group Inc.	153,843	2,245
Penns Woods Bancorp Inc.	58,050	2,237
Marlin Business Services Corp.	155,534	2,226
* Associated Capital Group Inc. Class A	78,746	2,206
Pulaski Financial Corp.	135,229	2,184
HF Financial Corp.	120,639	2,172

*	Hallmark Financial Services Inc.	184,502	2,122
	C&F Financial Corp.	54,712	2,090
	SI Financial Group Inc.	147,248	2,051
	Northrim BanCorp Inc.	85,717	2,049
*	Stratus Properties Inc.	85,858	2,040
*	Avenue Financial Holdings Inc.	105,018	2,034
	Merchants Bancshares Inc.	68,100	2,025
	Unity Bancorp Inc.	177,743	2,021
	MutualFirst Financial Inc.	79,243	1,997
*	Equity Bancshares Inc. Class A	94,779	1,990
	Five Oaks Investment Corp.	350,938	1,965
	Blue Capital Reinsurance Holdings Ltd.	107,626	1,929
	Old Line Bancshares Inc.	105,897	1,909
	Investors Title Co.	20,745	1,889
^	United Development Funding IV	578,058	1,850
*	Emergent Capital Inc.	459,330	1,847
*	Malvern Bancorp Inc.	115,188	1,845
	Sotherly Hotels Inc.	355,445	1,827
	HopFed Bancorp Inc.	158,465	1,814
	Middleburg Financial Corp.	83,887	1,812
	Central Valley Community Bancorp	158,873	1,768
*	Consumer Portfolio Services Inc.	410,204	1,735
*	Hampton Roads Bankshares Inc.	974,850	1,725
	Century Bancorp Inc. Class A	44,025	1,713
	Access National Corp.	85,934	1,704
*	AV Homes Inc.	149,431	1,698
*,^ Commerce Union Bancshares Inc.		108,038	1,691
	Resource America Inc. Class A	290,324	1,675
*	Asta Funding Inc.	187,680	1,672
	Independence Holding Co.	103,421	1,646
	Gladstone Land Corp.	162,708	1,638
^	Centrue Financial Corp.	95,030	1,632
	Baylake Corp.	100,569	1,606
*,^ Stonegate Mortgage Corp.		275,084	1,579
*,^ Impac Mortgage Holdings Inc.		108,621	1,507
*	Global Self Storage Inc.	308,123	1,501
	First Internet Bancorp	63,715	1,489
*	Veritex Holdings Inc.	101,430	1,474
	Bank of Commerce Holdings	231,013	1,467
	Federal Agricultural Mortgage Corp. Class A	38,986	1,452
	Cheviot Financial Corp.	97,555	1,433
*	Westbury Bancorp Inc.	75,164	1,428
	Premier Financial Bancorp Inc.	85,897	1,354
*	Jason Industries Inc.	381,213	1,334
*	Southcoast Financial Corp.	101,480	1,324
*	1st Constitution Bancorp	104,239	1,320
*	Ashford Inc.	27,884	1,271
	Kingstone Cos. Inc.	153,861	1,271
*	UCP Inc.	156,932	1,262
	FS Bancorp Inc.	47,083	1,186
	Urstadt Biddle Properties Inc.	63,312	1,167
*	Nicholas Financial Inc.	107,564	1,161
*	Howard Bancorp Inc.	95,995	1,155
	Ocean Shore Holding Co.	63,730	1,117
*	Atlantic Coast Financial Corp.	183,724	1,110
*	Maui Land & Pineapple Co. Inc.	184,180	1,077
^	FXCM Inc. Class A	99,829	1,072

*	American River Bankshares	105,521	1,072
	Northeast Bancorp	100,071	1,062
*	Performant Financial Corp.	611,136	1,039
	CB Financial Services Inc.	50,036	993
	First Bancshares Inc.	60,115	940
	Timberland Bancorp Inc.	73,970	935
	Medley Management Inc. Class A	159,760	879
*	Coastway Bancorp Inc.	69,446	870
	Eastern Virginia Bankshares Inc.	125,574	840
	DNB Financial Corp.	28,751	820
*	Allegiance Bancshares Inc.	42,775	786
	AmeriServ Financial Inc.	260,740	780
	Landmark Bancorp Inc.	30,861	772
*,^ Health Insurance Innovations Inc. Class A		122,913	751
	Bankwell Financial Group Inc.	38,361	751
*	First United Corp.	66,410	727
*	Conifer Holdings Inc.	103,497	676
*	First Acceptance Corp.	371,196	668
*	Carolina Bank Holdings Inc.	40,100	652
	PB Bancorp Inc.	77,600	651
*	Connecture Inc.	252,020	645
*	Security National Financial Corp. Class A	124,374	633
*	Sunshine Bancorp Inc.	42,345	616
	Hennessy Advisors Inc.	22,997	614
^	Fifth Street Asset Management Inc.	199,952	612
	Parke Bancorp Inc.	45,632	605
	Salisbury Bancorp Inc.	18,398	585
*	First Bank	82,347	571
*,^ 22nd Century Group Inc.		727,377	570
*	Provident Bancorp Inc.	40,660	538
*	1347 Property Insurance Holdings Inc.	90,498	538
*	First Marblehead Corp.	120,617	458
	United Bancorp Inc.	46,010	417
	US Global Investors Inc. Class A	231,835	401
	California First National Bancorp	28,965	381
*	Jacksonville Bancorp Inc.	22,088	363
*	JG Wentworth Co. Class A	291,315	355
*	Altisource Asset Management Corp.	29,491	348
	IF Bancorp Inc.	18,434	341
*,^ Intersections Inc.		137,800	339
	United Community Bancorp	24,499	334
*	Atlanticus Holdings Corp.	108,773	326
	Manhattan Bridge Capital Inc.	73,429	319
	Eagle Bancorp Montana Inc.	25,338	308
*	Anchor Bancorp Inc.	10,723	264
	First Savings Financial Group Inc.	7,836	258
*	ASB Bancorp Inc.	10,174	247
	United Bancshares Inc.	11,422	212
	Summit State Bank	13,801	188
	Pathfinder Bancorp Inc.	15,072	166
*	InterGroup Corp.	6,301	158
*	Melrose Bancorp Inc.	8,930	134
	WVS Financial Corp.	11,313	131
	Institutional Financial Markets Inc.	124,173	106
	Bancorp of New Jersey Inc.	7,892	96
*	Income Opportunity Realty Investors Inc.	12,550	95
*	National Holdings Corp.	37,954	91

Chemung Financial Corp.	2,891	76
* RMG Networks Holding Corp.	50,992	60
Atlantic American Corp.	11,780	52
Citizens First Corp.	3,499	49
* JW Mays Inc.	600	32
* Cordia Bancorp Inc.	5,680	23
Home Federal Bancorp Inc.	980	22
* Vestin Realty Mortgage II Inc.	12,010	21
Sussex Bancorp	1,581	20
* ZAIS Group Holdings Inc.	2,481	12
* Unico American Corp.	1,200	11
* ITUS Corp.	3,799	11
Baldwin & Lyons Inc. Class A	125	3
NorthStar Realty Europe Corp.	22	—
* Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	—
		77,306,044
Health Care (13.1%)
Johnson & Johnson	53,168,623	5,752,845
Pfizer Inc.	118,973,234	3,526,367
Merck & Co. Inc.	53,815,809	2,847,394
Gilead Sciences Inc.	26,343,454	2,419,910
UnitedHealth Group Inc.	18,310,420	2,360,213
Amgen Inc.	14,501,549	2,174,217
Bristol-Myers Squibb Co.	32,139,356	2,053,062
* Allergan plc	7,590,642	2,034,520
Medtronic plc	27,086,481	2,031,486
AbbVie Inc.	31,038,022	1,772,892
* Celgene Corp.	15,059,379	1,507,293
Eli Lilly & Co.	19,157,391	1,379,524
Abbott Laboratories	28,467,594	1,190,799
* Biogen Inc.	4,214,107	1,097,016
Thermo Fisher Scientific Inc.	7,664,578	1,085,228
* Express Scripts Holding Co.	12,873,447	884,277
Aetna Inc.	6,722,701	755,295
Anthem Inc.	5,026,438	698,625
Cigna Corp.	4,930,240	676,626
Becton Dickinson and Co.	4,069,263	617,796
Stryker Corp.	5,752,321	617,167
* Alexion Pharmaceuticals Inc.	4,117,041	573,174
* Regeneron Pharmaceuticals Inc.	1,485,225	535,335
Humana Inc.	2,849,341	521,287
* HCA Holdings Inc.	6,659,973	519,811
Baxalta Inc.	12,456,182	503,230
* Boston Scientific Corp.	25,923,284	487,617
* Illumina Inc.	2,816,978	456,660
* Intuitive Surgical Inc.	718,214	431,683
Baxter International Inc.	10,500,463	431,359
Zoetis Inc.	8,589,603	380,777
* Vertex Pharmaceuticals Inc.	4,738,251	376,644
* Mylan NV	8,041,402	372,719
Zimmer Biomet Holdings Inc.	3,481,246	371,205
* Edwards Lifesciences Corp.	4,126,490	363,998
Perrigo Co. plc	2,674,861	342,195
St. Jude Medical Inc.	5,285,923	290,726
CR Bard Inc.	1,414,404	286,657
DENTSPLY SIRONA Inc.	4,638,105	285,846
* Henry Schein Inc.	1,587,452	274,042

*	BioMarin Pharmaceutical Inc.	2,967,647	244,772
*	DaVita HealthCare Partners Inc.	3,228,470	236,905
*	Laboratory Corp. of America Holdings	1,934,246	226,558
*	Incyte Corp.	3,075,149	222,856
	Universal Health Services Inc. Class B	1,737,592	216,712
*	Waters Corp.	1,486,990	196,164
	Quest Diagnostics Inc.	2,739,707	195,752
*	Centene Corp.	3,104,535	191,146
*	Hologic Inc.	4,891,103	168,743
	ResMed Inc.	2,685,201	155,258
*	Varian Medical Systems Inc.	1,857,035	148,600
*	Jazz Pharmaceuticals plc	1,114,653	145,518
*	Medivation Inc.	3,134,932	144,144
	Cooper Cos. Inc.	928,188	142,913
*	IDEXX Laboratories Inc.	1,741,442	136,390
*	Mallinckrodt plc	2,166,168	132,743
	Teleflex Inc.	796,506	125,059
*	Endo International plc	4,352,481	122,522
	STERIS plc	1,645,955	116,945
*	MEDNAX Inc.	1,796,040	116,060
*	DexCom Inc.	1,491,949	101,318
*	Align Technology Inc.	1,378,716	100,219
*	Quintiles Transnational Holdings Inc.	1,523,267	99,165
*	Alkermes plc	2,896,116	99,018
*	Ionis Pharmaceuticals Inc.	2,308,115	93,479
*	United Therapeutics Corp.	828,474	92,317
	West Pharmaceutical Services Inc.	1,313,189	91,030
*	Alnylam Pharmaceuticals Inc.	1,389,121	87,195
*	Alere Inc.	1,659,361	83,980
*	Amsurg Corp.	1,054,215	78,644
*	WellCare Health Plans Inc.	844,953	78,369
	Patterson Cos. Inc.	1,673,275	77,858
*	Envision Healthcare Holdings Inc.	3,575,685	72,944
*	Acadia Healthcare Co. Inc.	1,280,041	70,543
*	ABIOMED Inc.	734,111	69,601
*	Charles River Laboratories International Inc.	889,646	67,560
	Bio-Techne Corp.	709,196	67,033
*	Seattle Genetics Inc.	1,881,511	66,022
*	Neurocrine Biosciences Inc.	1,659,385	65,629
*,^ OPKO Health Inc.		6,291,391	65,368
*	PAREXEL International Corp.	1,011,259	63,436
	HealthSouth Corp.	1,655,863	62,310
*	Team Health Holdings Inc.	1,409,169	58,917
	Bruker Corp.	2,075,893	58,125
*	LifePoint Health Inc.	827,877	57,330
*	Brookdale Senior Living Inc.	3,549,719	56,370
	Hill-Rom Holdings Inc.	1,114,332	56,051
*	Prestige Brands Holdings Inc.	1,011,376	53,997
*	Bio-Rad Laboratories Inc. Class A	392,101	53,608
*	Molina Healthcare Inc.	799,770	51,577
*,^ Juno Therapeutics Inc.		1,352,678	51,524
*	Myriad Genetics Inc.	1,362,310	50,991
	Owens & Minor Inc.	1,196,736	48,372
	Healthcare Services Group Inc.	1,307,783	48,140
*	ACADIA Pharmaceuticals Inc.	1,712,851	47,891
*	Catalent Inc.	1,790,536	47,754
*	Cepheid	1,388,584	46,323

*	NuVasive Inc.	944,584	45,954
	Cantel Medical Corp.	641,323	45,765
*	Horizon Pharma plc	2,752,035	45,601
*	Tenet Healthcare Corp.	1,569,323	45,401
*	Impax Laboratories Inc.	1,347,330	43,142
*	Ultragenyx Pharmaceutical Inc.	673,897	42,664
*	Anacor Pharmaceuticals Inc.	768,300	41,066
*	Medicines Co.	1,263,041	40,127
*	Community Health Systems Inc.	2,146,621	39,734
*,^ Intercept Pharmaceuticals Inc.		303,965	39,050
*	Integra LifeSciences Holdings Corp.	563,487	37,956
*,^ Ligand Pharmaceuticals Inc.		340,703	36,486
*	Insulet Corp.	1,088,715	36,102
*	Masimo Corp.	862,848	36,102
*	Akorn Inc.	1,527,231	35,936
*	Pacira Pharmaceuticals Inc.	669,548	35,473
*	Nektar Therapeutics	2,559,583	35,194
*	VWR Corp.	1,277,814	34,578
*	Neogen Corp.	682,331	34,355
*,^ Intrexon Corp.		1,008,665	34,184
*	Haemonetics Corp.	972,856	34,031
*,^ Kite Pharma Inc.		740,382	33,991
*	Magellan Health Inc.	491,584	33,393
*	Globus Medical Inc.	1,288,268	30,596
*	Wright Medical Group NV	1,766,377	29,322
*	ICU Medical Inc.	272,438	28,361
*,^ Bluebird Bio Inc.		639,407	27,175
*	Ironwood Pharmaceuticals Inc. Class A	2,432,614	26,613
*	Amedisys Inc.	546,180	26,402
*,^ Novavax Inc.		4,957,456	25,580
*	Halyard Health Inc.	885,976	25,454
*	INC Research Holdings Inc. Class A	608,709	25,085
*	Surgical Care Affiliates Inc.	531,336	24,590
*,^ Air Methods Corp.		672,596	24,361
*,^ TESARO Inc.		539,548	23,756
*	HMS Holdings Corp.	1,638,818	23,517
*	Select Medical Holdings Corp.	1,987,988	23,478
*	Ophthotech Corp.	555,346	23,474
*	Emergent BioSolutions Inc.	637,707	23,181
*	Natus Medical Inc.	597,730	22,971
*	Nevro Corp.	407,907	22,949
	CONMED Corp.	542,310	22,744
*,^ Agios Pharmaceuticals Inc.		547,520	22,229
*	Acorda Therapeutics Inc.	820,878	21,712
*	Affymetrix Inc.	1,534,176	21,494
*	ARIAD Pharmaceuticals Inc.	3,242,642	20,720
	Ensign Group Inc.	888,134	20,107
*	FibroGen Inc.	941,490	20,044
*	PRA Health Sciences Inc.	463,103	19,802
	Kindred Healthcare Inc.	1,593,347	19,678
*	Radius Health Inc.	619,718	19,484
*,^ Amicus Therapeutics Inc.		2,289,075	19,343
	Abaxis Inc.	410,960	18,653
*	Portola Pharmaceuticals Inc.	907,271	18,508
*	Halozyme Therapeutics Inc.	1,953,383	18,499
	Analogic Corp.	233,741	18,468
*	Zeltiq Aesthetics Inc.	671,256	18,231

*	Cynosure Inc. Class A	410,629	18,117
*	Five Prime Therapeutics Inc.	443,858	18,034
*	TherapeuticsMD Inc.	2,808,688	17,976
*,^ Innoviva Inc.		1,425,688	17,949
*	Omnicell Inc.	639,276	17,817
*	Exelixis Inc.	4,352,101	17,408
*,^ ZIOPHARM Oncology Inc.		2,254,570	16,729
*,^ Merrimack Pharmaceuticals Inc.		1,995,566	16,703
*	NxStage Medical Inc.	1,101,493	16,511
*,^ MiMedx Group Inc.		1,883,199	16,459
*	Repligen Corp.	600,088	16,094
*	Depomed Inc.	1,155,086	16,090
*	Achillion Pharmaceuticals Inc.	2,069,591	15,977
*	Sage Therapeutics Inc.	490,908	15,739
*	Puma Biotechnology Inc.	529,256	15,544
*	AMAG Pharmaceuticals Inc.	660,628	15,459
	Meridian Bioscience Inc.	744,417	15,342
*	Alder Biopharmaceuticals Inc.	625,724	15,324
*,^ Sarepta Therapeutics Inc.		784,718	15,318
*	Inogen Inc.	338,028	15,205
*	Intra-Cellular Therapies Inc. Class A	540,249	15,019
*	Merit Medical Systems Inc.	799,872	14,790
*	Insmed Inc.	1,132,072	14,343
*	Orthofix International NV	345,116	14,329
*	Luminex Corp.	730,973	14,181
*	Dynavax Technologies Corp.	733,774	14,118
*	ImmunoGen Inc.	1,656,640	14,115
*	Acceleron Pharma Inc.	496,864	13,112
*	LDR Holding Corp.	512,791	13,071
*,^ Adeptus Health Inc. Class A		234,748	13,038
*	Endologix Inc.	1,553,545	12,988
*	Supernus Pharmaceuticals Inc.	842,435	12,847
*	Exact Sciences Corp.	1,861,577	12,547
*,^ Cempra Inc.		696,651	12,205
*	PharMerica Corp.	544,561	12,040
*	Clovis Oncology Inc.	620,892	11,921
*	Anika Therapeutics Inc.	264,278	11,819
*	Spectranetics Corp.	811,665	11,785
*,^ Inovio Pharmaceuticals Inc.		1,299,809	11,321
*,^ Heron Therapeutics Inc.		592,325	11,248
	US Physical Therapy Inc.	223,257	11,103
*,^ Cerus Corp.		1,865,072	11,060
	National HealthCare Corp.	175,920	10,960
*	Momenta Pharmaceuticals Inc.	1,182,671	10,928
*	Pacific Biosciences of California Inc.	1,275,661	10,843
*	HealthStream Inc.	490,463	10,834
*	HeartWare International Inc.	335,098	10,529
*,^ Omeros Corp.		686,070	10,524
	PDL BioPharma Inc.	3,117,908	10,383
*	MacroGenics Inc.	549,593	10,305
*	Triple-S Management Corp. Class B	414,116	10,295
	Atrion Corp.	25,950	10,260
*	Vascular Solutions Inc.	313,810	10,208
*	LHC Group Inc.	284,019	10,100
*	Capital Senior Living Corp.	539,661	9,995
*,^ Spark Therapeutics Inc.		335,698	9,906
*,^ Theravance Biopharma Inc.		515,863	9,698

*	AtriCure Inc.	571,928	9,626
*,^ Lexicon Pharmaceuticals Inc.		797,168	9,526
*	Quidel Corp.	546,788	9,438
*	SciClone Pharmaceuticals Inc.	850,642	9,357
*,^ Lannett Co. Inc.		517,966	9,287
*	Intersect ENT Inc.	487,439	9,261
*,^ Editas Medicine Inc.		266,713	9,212
*	Arena Pharmaceuticals Inc.	4,663,583	9,187
*	Epizyme Inc.	742,194	8,995
*	Retrophin Inc.	651,145	8,895
*,^ Insys Therapeutics Inc.		547,746	8,758
*,^ Geron Corp.		2,990,469	8,732
*,^ MannKind Corp.		5,412,903	8,715
*	Genomic Health Inc.	342,761	8,490
*	Accuray Inc.	1,447,349	8,366
*	CorVel Corp.	211,601	8,341
*	Amphastar Pharmaceuticals Inc.	695,030	8,340
*,^ Accelerate Diagnostics Inc.		573,829	8,246
*,^ Seres Therapeutics Inc.		303,970	8,073
*,^ Coherus Biosciences Inc.		378,050	8,026
*	Array BioPharma Inc.	2,706,398	7,984
*	Enanta Pharmaceuticals Inc.	270,949	7,958
*	Xencor Inc.	582,259	7,814
*,^ Relypsa Inc.		570,432	7,729
*,^ NewLink Genetics Corp.		424,295	7,722
*	Sangamo BioSciences Inc.	1,268,264	7,673
*	Spectrum Pharmaceuticals Inc.	1,187,212	7,551
*	OraSure Technologies Inc.	1,027,007	7,425
	Invacare Corp.	561,775	7,399
*,^ Eagle Pharmaceuticals Inc.		181,367	7,345
*,^ Keryx Biopharmaceuticals Inc.		1,541,682	7,200
*,^ Celldex Therapeutics Inc.		1,897,549	7,173
*	Raptor Pharmaceutical Corp.	1,522,890	7,005
*	K2M Group Holdings Inc.	471,479	6,992
	Universal American Corp.	978,330	6,985
*,^ Albany Molecular Research Inc.		454,336	6,947
*	Vanda Pharmaceuticals Inc.	814,622	6,810
*	Dermira Inc.	326,382	6,750
*,^ Rockwell Medical Inc.		895,695	6,727
*	Corcept Therapeutics Inc.	1,427,453	6,680
*,^ Mirati Therapeutics Inc.		302,349	6,470
*,^ Aduro Biotech Inc.		493,946	6,327
*	Blueprint Medicines Corp.	340,865	6,153
*	Cardiovascular Systems Inc.	586,125	6,078
*,^ Revance Therapeutics Inc.		343,767	6,002
*,^ Celator Pharmaceuticals Inc.		542,776	5,987
*	Healthways Inc.	590,987	5,963
*	AngioDynamics Inc.	481,814	5,922
*	NeoGenomics Inc.	873,940	5,890
*	Almost Family Inc.	155,867	5,805
*	Otonomy Inc.	388,461	5,796
*	Agenus Inc.	1,391,202	5,787
*	Progenics Pharmaceuticals Inc.	1,317,719	5,745
*	Sagent Pharmaceuticals Inc.	468,103	5,697
*	Atara Biotherapeutics Inc.	297,923	5,669
*	Trevena Inc.	682,329	5,643
*	BioTelemetry Inc.	481,762	5,627

*,^ TG Therapeutics Inc.		653,097	5,564
*	La Jolla Pharmaceutical Co.	263,956	5,519
*,^ Advaxis Inc.		606,645	5,478
*	Aerie Pharmaceuticals Inc.	446,393	5,428
*,^ Arrowhead Research Corp.		1,124,018	5,418
*	Synergy Pharmaceuticals Inc.	1,938,417	5,350
*,^ Aimmune Therapeutics Inc.		390,967	5,302
*,^ ConforMIS Inc.		492,161	5,291
	CryoLife Inc.	491,509	5,284
*	Civitas Solutions Inc.	301,189	5,250
*	Infinity Pharmaceuticals Inc.	942,239	4,966
*,^ ANI Pharmaceuticals Inc.		147,114	4,952
*	XenoPort Inc.	1,087,034	4,903
*,^ Invitae Corp.		478,321	4,893
*,^ Esperion Therapeutics Inc.		286,567	4,846
*	Akebia Therapeutics Inc.	537,815	4,846
*	STAAR Surgical Co.	654,148	4,834
*,^ Galena Biopharma Inc.		3,523,700	4,792
*,^ MediciNova Inc.		645,540	4,738
*,^ Global Blood Therapeutics Inc.		296,975	4,710
*	Cytokinetics Inc.	666,132	4,696
*	Aralez Pharmaceuticals Inc.	1,308,792	4,646
*,^ Regulus Therapeutics Inc.		663,056	4,595
*	Natera Inc.	481,268	4,582
*	Surgery Partners Inc.	341,322	4,526
*	SurModics Inc.	245,517	4,520
*	Sucampo Pharmaceuticals Inc. Class A	411,879	4,502
*	Glaukos Corp.	264,720	4,463
	Utah Medical Products Inc.	71,308	4,460
*	Fluidigm Corp.	548,824	4,429
*	Collegium Pharmaceutical Inc.	243,874	4,426
*,^ Immunomedics Inc.		1,734,168	4,335
*,^ Foundation Medicine Inc.		233,596	4,247
*	Loxo Oncology Inc.	154,757	4,231
*	Lion Biotechnologies Inc.	830,724	4,220
*	Concert Pharmaceuticals Inc.	303,511	4,146
*,^ NantKwest Inc.		501,527	4,123
*	Chimerix Inc.	799,701	4,086
*	BioCryst Pharmaceuticals Inc.	1,441,141	4,078
*,^ OvaScience Inc.		426,715	4,050
*	GenMark Diagnostics Inc.	766,619	4,040
*	Paratek Pharmaceuticals Inc.	260,630	3,954
*	Zogenix Inc.	426,582	3,942
*,^ Teligent Inc.		802,794	3,934
*,^ Vital Therapies Inc.		431,124	3,910
*	RTI Surgical Inc.	976,317	3,905
*	Bellicum Pharmaceuticals Inc.	415,337	3,883
*,^ Idera Pharmaceuticals Inc.		1,909,698	3,781
*,^ InVivo Therapeutics Holdings Corp.		540,799	3,775
	LeMaitre Vascular Inc.	237,121	3,680
*	Exactech Inc.	181,145	3,670
*,^ Synthetic Biologics Inc.		1,546,112	3,649
*,^ PTC Therapeutics Inc.		554,541	3,571
*	KemPharm Inc.	245,552	3,561
*,^ Teladoc Inc.		370,254	3,554
*	OncoMed Pharmaceuticals Inc.	350,207	3,541
*,^ AAC Holdings Inc.		178,566	3,534

* Adamas Pharmaceuticals Inc.	241,089	3,486
*,^ Organovo Holdings Inc.	1,588,340	3,447
* Rigel Pharmaceuticals Inc.	1,643,376	3,418
* NanoString Technologies Inc.	219,294	3,338
* Aratana Therapeutics Inc.	594,422	3,281
* Curis Inc.	2,011,002	3,238
* Enzo Biochem Inc.	710,691	3,234
*,^ Sequenom Inc.	2,277,949	3,212
*,^ Athersys Inc.	1,415,985	3,186
* Pfenex Inc.	322,886	3,174
* BioSpecifics Technologies Corp.	90,825	3,163
* Karyopharm Therapeutics Inc.	349,874	3,121
*,^ T2 Biosystems Inc.	315,470	3,111
* Bio-Path Holdings Inc.	1,169,661	3,029
* Tandem Diabetes Care Inc.	346,158	3,015
*,^ Nobilis Health Corp.	966,224	3,015
* Heska Corp.	104,175	2,969
*,^ BioDelivery Sciences International Inc.	914,587	2,954
*,^ Minerva Neurosciences Inc.	479,377	2,943
*,^ Anavex Life Sciences Corp.	598,851	2,934
*,^ XBiotech Inc.	306,814	2,899
* Cutera Inc.	256,696	2,888
* RadNet Inc.	587,256	2,836
*,^ CytRx Corp.	1,052,269	2,820
* Flexion Therapeutics Inc.	306,465	2,819
*,^ Ocular Therapeutix Inc.	289,186	2,794
* Ardelyx Inc.	357,230	2,776
* Applied Genetic Technologies Corp.	197,582	2,762
* Versartis Inc.	341,827	2,741
* Durect Corp.	2,000,478	2,701
* Symmetry Surgical Inc.	273,870	2,700
*,^ Zafgen Inc.	402,220	2,687
*,^ Vitae Pharmaceuticals Inc.	402,316	2,667
* Ignyta Inc.	391,853	2,653
* Tetraphase Pharmaceuticals Inc.	568,672	2,633
*,^ BioScrip Inc.	1,220,138	2,611
*,^ Oncothyreon Inc.	2,042,753	2,594
*,^ Inotek Pharmaceuticals Corp.	345,410	2,556
*,^ Sorrento Therapeutics Inc.	462,612	2,489
*,^ VIVUS Inc.	1,771,468	2,480
*,^ BioTime Inc.	863,618	2,479
* SeaSpine Holdings Corp.	168,394	2,465
* Aclaris Therapeutics Inc.	128,815	2,441
* Harvard Bioscience Inc.	803,001	2,425
*,^ CytomX Therapeutics Inc.	187,207	2,415
*,^ Vericel Corp.	404,217	2,369
*,^ Fibrocell Science Inc.	943,611	2,359
*,^ Trovagene Inc.	507,243	2,359
* Immune Design Corp.	179,204	2,330
* Cara Therapeutics Inc.	373,712	2,325
*,^ CTI BioPharma Corp.	4,352,360	2,313
*,^ Anthera Pharmaceuticals Inc.	635,951	2,302
* Genocea Biosciences Inc.	297,291	2,301
*,^ Antares Pharma Inc.	2,640,971	2,298
*,^ XOMA Corp.	2,909,705	2,249
*,^ REGENXBIO Inc.	205,627	2,221
*,^ Navidea Biopharmaceuticals Inc.	2,347,470	2,217

*,^ Sientra Inc.		323,353	2,212
*	FONAR Corp.	142,869	2,197
*	Tobira Therapeutics Inc.	263,795	2,158
*,^ Avinger Inc.		220,290	2,110
*	Aegerion Pharmaceuticals Inc.	559,208	2,069
*	Entellus Medical Inc.	113,682	2,068
*	Chiasma Inc.	225,245	2,063
	Digirad Corp.	407,889	2,023
*	Catalyst Pharmaceuticals Inc.	1,715,282	2,007
*	Addus HomeCare Corp.	116,454	2,002
*	Neos Therapeutics Inc.	184,034	1,986
*	Flex Pharma Inc.	180,378	1,979
*,^ Egalet Corp.		284,664	1,953
*,^ Ampio Pharmaceuticals Inc.		863,627	1,943
*,^ Endocyte Inc.		621,392	1,926
*	Avalanche Biotechnologies Inc.	358,947	1,856
*	Medgenics Inc.	415,679	1,829
*,^ PharmAthene Inc.		957,039	1,809
*,^ iRadimed Corp.		93,477	1,791
*	Axsome Therapeutics Inc.	207,300	1,783
^	Osiris Therapeutics Inc.	304,647	1,740
*,^ Ohr Pharmaceutical Inc.		541,022	1,737
*,^ Peregrine Pharmaceuticals Inc.		4,081,714	1,716
*,^ NanoViricides Inc.		765,867	1,677
*,^ AcelRx Pharmaceuticals Inc.		539,547	1,662
*	AxoGen Inc.	309,020	1,656
*,^ Fortress Biotech Inc.		526,032	1,631
*	pSivida Corp.	606,558	1,626
*	Agile Therapeutics Inc.	259,723	1,613
*,^ Unilife Corp.		2,362,312	1,606
*,^ Actinium Pharmaceuticals Inc.		799,427	1,591
*,^ Cidara Therapeutics Inc.		123,505	1,569
	Psychemedics Corp.	113,707	1,563
*,^ Tenax Therapeutics Inc.		761,768	1,562
*	Juniper Pharmaceuticals Inc.	234,049	1,547
*,^ Zynerba Pharmaceuticals Inc.		161,412	1,525
*	Five Star Quality Care Inc.	665,149	1,523
*	Assembly Biosciences Inc.	300,412	1,508
*	ArQule Inc.	940,523	1,505
*,^ CorMedix Inc.		566,009	1,500
*,^ Orexigen Therapeutics Inc.		2,642,000	1,487
*	Dicerna Pharmaceuticals Inc.	273,505	1,466
*	Pain Therapeutics Inc.	655,131	1,461
*	Derma Sciences Inc.	460,614	1,428
*,^ Northwest Biotherapeutics Inc.		968,768	1,414
*	ChemoCentryx Inc.	521,534	1,299
*,^ CytoSorbents Corp.		330,549	1,296
*	Stemline Therapeutics Inc.	275,331	1,283
*	Pernix Therapeutics Holdings Inc.	1,175,001	1,234
*	Edge Therapeutics Inc.	134,508	1,231
*,^ Asterias Biotherapeutics Inc.		260,180	1,223
*	Verastem Inc.	746,062	1,179
*,^ Calithera Biosciences Inc.		205,092	1,165
*	Kura Oncology Inc.	287,100	1,163
*	Tonix Pharmaceuticals Holding Corp.	477,730	1,151
*,^ Provectus Biopharmaceuticals Inc. Class A		3,020,719	1,142
*,^ Corindus Vascular Robotics Inc.		1,143,490	1,133

*	IRIDEX Corp.	109,102	1,115
*	Adamis Pharmaceuticals Corp.	179,519	1,100
*,^ Neuralstem Inc.		1,462,835	1,097
*,^ ContraFect Corp.		319,501	1,086
*	InfuSystems Holdings Inc.	307,433	1,082
*	Genesis Healthcare Inc.	452,026	1,049
*	Dipexium Pharmaceuticals Inc.	108,329	1,030
*	Marinus Pharmaceuticals Inc.	190,638	1,026
*,^ Tracon Pharmaceuticals Inc.		145,185	1,015
*	Alliance HealthCare Services Inc.	140,174	1,008
*,^ Biolase Inc.		763,675	1,000
*,^ Argos Therapeutics Inc.		156,187	1,000
*,^ Alimera Sciences Inc.		560,251	980
*	MyoKardia Inc.	89,556	959
*	Kindred Biosciences Inc.	276,966	956
*,^ OncoSec Medical Inc.		373,359	952
*	AVEO Pharmaceuticals Inc.	1,029,399	947
*	Rexahn Pharmaceuticals Inc.	2,862,969	945
*,^ CEL-SCI Corp.		1,776,486	941
*,^ Abeona Therapeutics Inc.		365,639	936
*,^ Titan Pharmaceuticals Inc.		194,201	930
*	ADMA Biologics Inc.	112,643	911
*	vTv Therapeutics Inc. Class A	174,207	899
*	GlycoMimetics Inc.	148,070	883
*	Sunesis Pharmaceuticals Inc.	1,617,155	873
*	Proteon Therapeutics Inc.	112,124	868
	Span-America Medical Systems Inc.	45,412	863
*	Threshold Pharmaceuticals Inc.	1,862,715	857
*	Corium International Inc.	221,235	854
*,^ Mast Therapeutics Inc.		3,092,777	847
*,^ IsoRay Inc.		925,445	833
*,^ Tokai Pharmaceuticals Inc.		145,408	816
*	Fate Therapeutics Inc.	436,806	786
*,^ Ocera Therapeutics Inc.		264,414	777
*,^ Vermillion Inc.		526,448	774
*	EndoChoice Holdings Inc.	148,045	771
*	EPIRUS Biopharmaceuticals Inc.	285,390	768
*	Cumberland Pharmaceuticals Inc.	168,695	757
*,^ Corbus Pharmaceuticals Holdings Inc.		415,589	752
*	Chembio Diagnostics Inc.	124,089	743
*,^ Second Sight Medical Products Inc.		150,141	725
*,^ Brainstorm Cell Therapeutics Inc.		260,809	696
	AdCare Health Systems Inc.	298,748	693
*	Veracyte Inc.	127,777	690
*	Biota Pharmaceuticals Inc.	456,207	684
*	Nivalis Therapeutics Inc.	161,630	674
*,^ MEI Pharma Inc.		523,746	660
*,^ ContraVir Pharmaceuticals Inc.		543,910	658
*	SCYNEXIS Inc.	152,100	613
*	Cerulean Pharma Inc.	225,392	611
*,^ Caladrius Biosciences Inc.		803,356	603
*,^ Synta Pharmaceuticals Corp.		2,453,522	589
*	CAS Medical Systems Inc.	400,050	568
*,^ Cancer Genetics Inc.		191,316	543
	Daxor Corp.	66,468	531
*	Lantheus Holdings Inc.	278,247	526
*,^ Hansen Medical Inc.		199,113	520

*	Achaogen Inc.	185,663	512
*	Vical Inc.	1,299,653	508
*	Imprimis Pharmaceuticals Inc.	127,579	507
*	Invuity Inc.	69,441	501
*,^ Galectin Therapeutics Inc.		346,474	495
*	Cardica Inc.	135,832	484
*	Repros Therapeutics Inc.	495,954	481
*	Conatus Pharmaceuticals Inc.	220,265	471
*	StemCells Inc.	1,806,754	471
*	ImmunoCellular Therapeutics Ltd.	1,547,621	449
*	aTyr Pharma Inc.	112,694	444
*,^ Cytori Therapeutics Inc.		2,049,704	437
*	Cymabay Therapeutics Inc.	322,362	435
*	Bovie Medical Corp.	255,648	427
*,^ Aldeyra Therapeutics Inc.		101,870	427
*,^ Apricus Biosciences Inc.		733,806	426
*	BIND Therapeutics Inc.	183,735	404
*	Recro Pharma Inc.	67,102	401
*,^ Mirna Therapeutics Inc.		89,371	391
*,^ iBio Inc.		683,611	390
*	Celsion Corp.	264,211	386
*	Misonix Inc.	63,438	386
*	Hemispherx Biopharma Inc.	2,869,587	382
*	Retractable Technologies Inc.	177,584	382
*	Catabasis Pharmaceuticals Inc.	74,792	377
	Diversicare Healthcare Services Inc.	42,483	362
*	Harvard Apparatus Regenerative Technology Inc.	197,422	355
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	288,011	354
*,^ OncoGenex Pharmaceuticals Inc.		516,526	353
*	CareDx Inc.	68,915	342
*	Alphatec Holdings Inc.	1,416,564	340
*	Alliqua BioMedical Inc.	406,663	333
*	CoLucid Pharmaceuticals Inc.	52,168	323
*	Palatin Technologies Inc.	594,585	321
*	Cogentix Medical Inc.	289,122	318
*,^ Amedica Corp.		201,879	313
	Enzon Pharmaceuticals Inc.	627,403	295
*,^ TearLab Corp.		460,841	290
*,^ Stereotaxis Inc.		262,280	289
*,^ Biocept Inc.		220,315	284
*	MGC Diagnostics Corp.	46,649	284
	Catalyst Biosciences Inc.	166,056	279
*	Dimension Therapeutics Inc.	35,341	277
*	OXiGENE Inc.	343,666	273
*,^ Eiger BioPharmaceuticals Inc.		16,210	272
*	CASI Pharmaceuticals Inc.	241,436	256
*,^ Sophiris Bio Inc.		173,900	250
*	AmpliPhi Biosciences Corp.	62,700	248
*	Aethlon Medical Inc.	44,792	247
*	Biodel Inc.	736,255	243
*,^ Oculus Innovative Sciences Inc.		249,641	238
*	Echo Therapeutics Inc.	171,231	231
*	Carbylan Therapeutics Inc.	340,131	219
*,^ Sunshine Heart Inc.		258,495	217
*,^ GTx Inc.		430,878	215
*	Bellerophon Therapeutics Inc.	87,474	215
*	Opexa Therapeutics Inc.	91,633	213

*	Oragenics Inc.	227,875	210
*	Alexza Pharmaceuticals Inc.	425,033	206
*	Evoke Pharma Inc.	40,271	205
*	Zosano Pharma Corp.	88,338	203
*,^ Discovery Laboratories Inc.		119,695	198
*	ARCA biopharma Inc.	56,421	194
*	Acura Pharmaceuticals Inc.	67,640	191
*,^ Oncocyte Corp.		41,353	191
*	HTG Molecular Diagnostics Inc.	65,650	188
*	Joint Corp.	59,975	188
*,^ Cyclacel Pharmaceuticals Inc.		465,234	179
*,^ BioPharmX Corp.		142,453	155
*,^ Presbia plc		29,000	127
*,^ EyeGate Pharmaceuticals Inc.		37,937	117
*	ImmuCell Corp.	17,033	116
*,^ RXi Pharmaceuticals Corp.		424,300	115
*	Atossa Genetics Inc.	330,172	114
*	Electromed Inc.	27,232	113
*	Onconova Therapeutics Inc.	191,299	111
*,^ Cleveland BioLabs Inc.		41,040	104
*	ERBA Diagnostics Inc.	94,045	96
*	Cesca Therapeutics Inc.	21,921	85
*,^ BioLife Solutions Inc.		44,586	82
*	Venaxis Inc.	25,703	69
*	ProPhase Labs Inc.	56,433	69
*,^ Arcadia Biosciences Inc.		23,453	65
*,^ EnteroMedics Inc.		65,471	63
*	Ritter Pharmaceuticals Inc.	55,031	63
*	USMD Holdings Inc.	5,047	54
*	Immune Pharmaceuticals Inc.	124,751	54
*	Arrhythmia Research Technology Inc.	12,440	53
*	Pulmatrix Inc.	17,594	51
*	Capricor Therapeutics Inc.	19,771	50
*	Akers Biosciences Inc.	23,227	38
*	Transgenomic Inc.	53,000	31
*,^ Viking Therapeutics Inc.		18,275	26
*	Allied Healthcare Products Inc.	29,134	20
*,^ Signal Genetics Inc.		33,536	17
	Birner Dental Management Services Inc.	1,710	16
*	Milestone Scientific Inc.	10,745	16
*	Bioanalytical Systems Inc.	12,023	14
*	Jaguar Animal Health Inc.	8,636	14
*	VBI Vaccines Inc.	4,378	10
*	NephroGenex Inc.	20,758	10
*	Roka Bioscience Inc.	13,614	9
*	CombiMatrix Corp.	2,384	9
*	Histogenics Corp.	3,670	8
*	Medovex Corp.	5,693	6
*	TetraLogic Pharmaceuticals Corp.	26,681	5
*	OpGen Inc.	1,500	2
*	Xtant Medical Holdings Inc.	200	1
			54,644,166
Industrials (12.6%)
	General Electric Co.	181,901,927	5,782,662
	3M Co.	11,654,734	1,942,028
	Honeywell International Inc.	14,060,962	1,575,531
	Boeing Co.	12,121,550	1,538,710

United Technologies Corp.	14,487,787	1,450,227
United Parcel Service Inc. Class B	13,271,560	1,399,751
Accenture plc Class A	12,079,799	1,394,009
Union Pacific Corp.	16,316,086	1,297,945
Lockheed Martin Corp.	5,012,220	1,110,207
Danaher Corp.	11,204,326	1,062,842
* PayPal Holdings Inc.	22,365,016	863,290
Caterpillar Inc.	11,210,430	858,046
FedEx Corp.	5,061,491	823,606
Automatic Data Processing Inc.	8,379,048	751,684
Raytheon Co.	5,770,069	707,584
Northrop Grumman Corp.	3,494,633	691,588
Emerson Electric Co.	12,467,084	677,960
General Dynamics Corp.	5,108,233	671,069
Illinois Tool Works Inc.	5,933,223	607,799
Eaton Corp. plc	8,850,783	553,705
Waste Management Inc.	8,545,997	504,214
CSX Corp.	18,559,494	477,907
Norfolk Southern Corp.	5,736,232	477,541
* Fiserv Inc.	4,368,452	448,116
TE Connectivity Ltd.	7,184,737	444,879
Sherwin-Williams Co.	1,512,321	430,512
Deere & Co.	5,476,683	421,650
Cummins Inc.	3,367,612	370,235
PACCAR Inc.	6,757,955	369,593
Roper Technologies Inc.	1,932,322	353,171
Fidelity National Information Services Inc.	5,417,775	342,999
Amphenol Corp. Class A	5,909,477	341,686
Paychex Inc.	6,225,372	336,232
Ingersoll-Rand plc	4,995,534	309,773
Tyco International plc	8,151,894	299,256
Parker-Hannifin Corp.	2,619,310	290,953
Rockwell Automation Inc.	2,523,654	287,066
Vulcan Materials Co.	2,580,649	272,439
Fastenal Co.	5,269,455	258,203
* LinkedIn Corp. Class A	2,239,578	256,096
WW Grainger Inc.	1,085,679	253,430
Agilent Technologies Inc.	6,346,182	252,895
* FleetCor Technologies Inc.	1,679,597	249,840
* Alliance Data Systems Corp.	1,086,224	238,969
* Verisk Analytics Inc. Class A	2,916,580	233,093
Rockwell Collins Inc.	2,512,397	231,668
AMETEK Inc.	4,542,297	227,024
Republic Services Inc. Class A	4,648,639	221,508
* TransDigm Group Inc.	976,247	215,106
Xerox Corp.	18,454,727	205,955
* Stericycle Inc.	1,629,865	205,673
CH Robinson Worldwide Inc.	2,746,177	203,849
Masco Corp.	6,464,978	203,324
Martin Marietta Materials Inc.	1,250,883	199,528
WestRock Co.	4,907,745	191,549
Dover Corp.	2,964,202	190,687
Ball Corp.	2,673,030	190,560
Pentair plc	3,444,304	186,888
Acuity Brands Inc.	840,003	183,238
* Mettler-Toledo International Inc.	526,651	181,568
Sealed Air Corp.	3,776,267	181,299

Kansas City Southern	2,082,146	177,919
Expeditors International of Washington Inc.	3,556,765	173,606
Textron Inc.	4,693,816	171,137
Fortune Brands Home & Security Inc.	3,051,135	170,986
Global Payments Inc.	2,485,839	162,325
* Vantiv Inc. Class A	2,975,175	160,302
L-3 Communications Holdings Inc.	1,348,199	159,762
Valspar Corp.	1,425,579	152,565
Waste Connections Inc.	2,343,371	151,358
Total System Services Inc.	3,165,239	150,602
JB Hunt Transport Services Inc.	1,754,349	147,786
Cintas Corp.	1,643,914	147,640
Fluor Corp.	2,701,022	145,045
Xylem Inc.	3,427,812	140,198
Wabtec Corp.	1,704,045	135,114
Broadridge Financial Solutions Inc.	2,264,068	134,282
* Crown Holdings Inc.	2,671,725	132,491
ADT Corp.	3,174,215	130,968
Jack Henry & Associates Inc.	1,530,881	129,467
* Sensata Technologies Holding NV	3,259,947	126,616
* HD Supply Holdings Inc.	3,826,088	126,529
Carlisle Cos. Inc.	1,238,647	123,245
Huntington Ingalls Industries Inc.	895,639	122,649
IDEX Corp.	1,459,198	120,938
* Trimble Navigation Ltd.	4,819,857	119,532
* Spirit AeroSystems Holdings Inc. Class A	2,633,596	119,460
Allegion plc	1,829,909	116,584
* Arrow Electronics Inc.	1,797,074	115,750
ManpowerGroup Inc.	1,401,946	114,146
Packaging Corp. of America	1,866,650	112,746
Robert Half International Inc.	2,402,554	111,911
* CoStar Group Inc.	591,084	111,224
Hubbell Inc. Class B	1,048,580	111,076
Flowserve Corp.	2,492,708	110,701
Lennox International Inc.	818,750	110,687
Avnet Inc.	2,495,601	110,555
* United Rentals Inc.	1,772,528	110,234
AO Smith Corp.	1,427,258	108,914
PerkinElmer Inc.	2,129,166	105,309
* Jacobs Engineering Group Inc.	2,365,142	103,002
Owens Corning	2,110,492	99,784
Orbital ATK Inc.	1,123,538	97,680
Bemis Co. Inc.	1,851,941	95,894
* Old Dominion Freight Line Inc.	1,361,955	94,819
AptarGroup Inc.	1,199,617	94,062
Sonoco Products Co.	1,923,947	93,446
Macquarie Infrastructure Corp.	1,376,199	92,811
B/E Aerospace Inc.	1,994,362	91,980
* Keysight Technologies Inc.	3,272,908	90,790
* AECOM	2,916,880	89,811
Graco Inc.	1,064,086	89,341
FLIR Systems Inc.	2,687,837	88,564
Toro Co.	994,568	85,652
* Berry Plastics Group Inc.	2,293,774	82,920
Graphic Packaging Holding Co.	6,271,677	80,591
Donaldson Co. Inc.	2,523,692	80,531
* Genpact Ltd.	2,943,578	80,036

	Allison Transmission Holdings Inc.	2,922,343	78,845
	Hexcel Corp.	1,795,908	78,499
	Nordson Corp.	979,814	74,505
	MDU Resources Group Inc.	3,828,349	74,500
	Chicago Bridge & Iron Co. NV	2,004,579	73,348
	Lincoln Electric Holdings Inc.	1,242,462	72,771
*	Euronet Worldwide Inc.	962,174	71,307
	MSC Industrial Direct Co. Inc. Class A	923,342	70,460
	FEI Co.	780,166	69,443
	AGCO Corp.	1,388,508	69,009
*	Genesee & Wyoming Inc. Class A	1,085,347	68,051
*	Zebra Technologies Corp.	966,378	66,680
	Watsco Inc.	492,119	66,308
	National Instruments Corp.	2,193,897	66,058
	Ryder System Inc.	1,018,413	65,973
*	Quanta Services Inc.	2,923,414	65,952
	World Fuel Services Corp.	1,357,011	65,924
	RR Donnelley & Sons Co.	3,966,292	65,047
	Eagle Materials Inc.	926,833	64,980
	Booz Allen Hamilton Holding Corp. Class A	2,129,122	64,470
	Heartland Payment Systems Inc.	665,974	64,313
*	IPG Photonics Corp.	655,652	62,995
	MAXIMUS Inc.	1,190,367	62,661
	ITT Corp.	1,698,558	62,660
	Jabil Circuit Inc.	3,235,885	62,356
*	WEX Inc.	737,728	61,497
*	Kirby Corp.	1,010,389	60,916
	BWX Technologies Inc.	1,811,864	60,806
	Cognex Corp.	1,541,860	60,055
	Curtiss-Wright Corp.	779,037	58,950
	Air Lease Corp. Class A	1,832,968	58,875
	Deluxe Corp.	935,943	58,487
*	CoreLogic Inc.	1,678,730	58,252
	Oshkosh Corp.	1,420,195	58,043
*,^ XPO Logistics Inc.		1,889,111	57,996
	Woodward Inc.	1,077,159	56,034
	EMCOR Group Inc.	1,150,429	55,911
	CLARCOR Inc.	948,812	54,832
*	Teledyne Technologies Inc.	610,032	53,768
	Regal Beloit Corp.	848,929	53,559
	Trinity Industries Inc.	2,921,460	53,492
	Landstar System Inc.	819,676	52,959
	Littelfuse Inc.	425,254	52,353
	Valmont Industries Inc.	416,602	51,592
	Belden Inc.	803,461	49,316
	Terex Corp.	1,977,035	49,189
*	Owens-Illinois Inc.	3,080,052	49,158
	EnerSys	861,568	48,007
*	Generac Holdings Inc.	1,285,914	47,887
	Timken Co.	1,422,304	47,633
	Crane Co.	883,422	47,581
*	Colfax Corp.	1,656,586	47,362
*	Louisiana-Pacific Corp.	2,709,340	46,384
	Convergys Corp.	1,665,406	46,248
*	Clean Harbors Inc.	928,468	45,811
*	First Data Corp. Class A	3,441,284	44,530
*	Universal Display Corp.	808,089	43,718

*	WESCO International Inc.	795,266	43,477
*	Coherent Inc.	472,746	43,445
	Silgan Holdings Inc.	805,665	42,837
	KBR Inc.	2,766,054	42,819
*	USG Corp.	1,673,083	41,509
	CEB Inc.	633,759	41,023
*,^ Cimpress NV		449,802	40,793
	HEICO Corp. Class A	851,001	40,508
	Covanta Holding Corp.	2,286,925	38,558
*	Armstrong World Industries Inc.	788,578	38,144
	GATX Corp.	798,571	37,932
*	Esterline Technologies Corp.	567,029	36,330
*	Masonite International Corp.	551,601	36,130
*	WageWorks Inc.	692,969	35,071
*	Sanmina Corp.	1,492,821	34,902
*	Proto Labs Inc.	446,863	34,449
	Kennametal Inc.	1,522,529	34,242
*	On Assignment Inc.	906,836	33,480
*	Rexnord Corp.	1,655,077	33,466
	Barnes Group Inc.	951,790	33,341
	ABM Industries Inc.	1,026,249	33,158
	Matson Inc.	824,248	33,110
	Universal Forest Products Inc.	384,411	32,990
	Mueller Industries Inc.	1,108,572	32,614
	Granite Construction Inc.	677,747	32,396
*	KLX Inc.	1,006,805	32,359
	Tetra Tech Inc.	1,070,682	31,928
	UniFirst Corp.	292,009	31,864
*	RBC Bearings Inc.	429,200	31,443
	Brink's Co.	934,225	31,381
	John Bean Technologies Corp.	556,256	31,378
	Applied Industrial Technologies Inc.	721,089	31,295
	Vishay Intertechnology Inc.	2,548,556	31,118
*	ExlService Holdings Inc.	594,226	30,781
*	AMN Healthcare Services Inc.	913,464	30,702
*	Cardtronics Inc.	849,041	30,557
*	Itron Inc.	722,488	30,142
^	Joy Global Inc.	1,866,073	29,988
	Knight Transportation Inc.	1,143,042	29,891
	Simpson Manufacturing Co. Inc.	780,057	29,775
	Watts Water Technologies Inc. Class A	539,378	29,736
	Triumph Group Inc.	940,159	29,596
	MSA Safety Inc.	611,951	29,588
*	Moog Inc. Class A	637,909	29,140
*	Swift Transportation Co.	1,550,642	28,888
*	TransUnion	1,045,113	28,856
*	FTI Consulting Inc.	803,033	28,516
	Mueller Water Products Inc. Class A	2,867,428	28,330
	Mobile Mini Inc.	851,348	28,112
*	Trex Co. Inc.	585,298	28,053
*	Smith & Wesson Holding Corp.	1,044,837	27,814
*	Anixter International Inc.	530,893	27,665
	Korn/Ferry International	968,667	27,404
	G&K Services Inc. Class A	364,336	26,688
	AZZ Inc.	468,408	26,512
	Forward Air Corp.	584,108	26,472
*	Hub Group Inc. Class A	641,465	26,165

*	Headwaters Inc.	1,316,179	26,113
*,^ Ambarella Inc.		581,340	25,986
*	Imperva Inc.	511,716	25,842
*	Advisory Board Co.	799,592	25,787
	Aircastle Ltd.	1,144,246	25,448
*	Huron Consulting Group Inc.	435,984	25,370
	Actuant Corp. Class A	1,025,886	25,350
*	Plexus Corp.	636,463	25,153
	Sturm Ruger & Co. Inc.	364,191	24,903
*,^ NeuStar Inc. Class A		1,009,926	24,844
*	MasTec Inc.	1,215,889	24,610
	EnPro Industries Inc.	425,630	24,550
	Franklin Electric Co. Inc.	755,895	24,317
	Apogee Enterprises Inc.	550,847	24,177
	Exponent Inc.	466,349	23,788
	Brady Corp. Class A	884,282	23,734
*	OSI Systems Inc.	358,843	23,501
*	DigitalGlobe Inc.	1,332,174	23,047
	Essendant Inc.	719,252	22,966
	Werner Enterprises Inc.	835,366	22,689
*	II-VI Inc.	1,044,345	22,673
*	M/A-COM Technology Solutions Holdings Inc.	516,771	22,629
	Comfort Systems USA Inc.	709,132	22,529
*	Benchmark Electronics Inc.	970,562	22,371
*,^ Knowles Corp.		1,696,572	22,361
*	ExamWorks Group Inc.	756,225	22,354
*	Babcock & Wilcox Enterprises Inc.	1,031,259	22,069
*	Sykes Enterprises Inc.	725,855	21,906
	Kaman Corp.	510,866	21,809
	AAON Inc.	768,170	21,509
*	TopBuild Corp.	718,231	21,360
	Otter Tail Corp.	720,400	21,338
*	TrueBlue Inc.	801,331	20,955
*	Fabrinet	643,302	20,811
	Albany International Corp.	553,054	20,789
*	Greatbatch Inc.	582,896	20,774
*	Rogers Corp.	341,904	20,470
	Methode Electronics Inc.	692,048	20,236
*	TASER International Inc.	1,018,891	20,001
*	Atlas Air Worldwide Holdings Inc.	463,867	19,608
*	LifeLock Inc.	1,618,031	19,530
*	American Woodmark Corp.	261,446	19,501
	Greif Inc. Class A	587,845	19,252
	Primoris Services Corp.	790,588	19,211
*	SPX FLOW Inc.	757,475	18,997
	Standex International Corp.	241,440	18,786
	ESCO Technologies Inc.	474,673	18,503
*	Summit Materials Inc. Class A	932,486	18,137
	Heartland Express Inc.	974,103	18,070
	US Ecology Inc.	402,199	17,761
*,^ Inovalon Holdings Inc. Class A		953,413	17,657
	Cubic Corp.	437,845	17,496
	Badger Meter Inc.	262,255	17,443
	Tennant Co.	338,389	17,420
	MTS Systems Corp.	281,982	17,159
*	BMC Stock Holdings Inc.	1,029,298	17,107
*	Aerojet Rocketdyne Holdings Inc.	1,042,567	17,077

	Astec Industries Inc.	352,206	16,437
*	Team Inc.	539,175	16,380
*	Rofin-Sinar Technologies Inc.	507,237	16,343
*	Wabash National Corp.	1,233,944	16,288
*	Newport Corp.	706,126	16,241
*	Gibraltar Industries Inc.	566,896	16,213
*	US Concrete Inc.	272,033	16,208
	EVERTEC Inc.	1,151,632	16,100
	Insperity Inc.	306,571	15,859
	Federal Signal Corp.	1,190,757	15,789
*	Builders FirstSource Inc.	1,383,651	15,594
*	Veeco Instruments Inc.	791,180	15,412
*	Boise Cascade Co.	734,418	15,217
*	TriMas Corp.	861,036	15,085
*	Air Transport Services Group Inc.	977,563	15,035
^	Lindsay Corp.	208,408	14,924
*	Paylocity Holding Corp.	454,992	14,896
	AAR Corp.	639,827	14,889
	ManTech International Corp. Class A	463,863	14,839
*	Wesco Aircraft Holdings Inc.	1,024,862	14,748
	Sun Hydraulics Corp.	443,309	14,713
	CIRCOR International Inc.	316,203	14,669
*	Continental Building Products Inc.	782,026	14,514
*	Navigant Consulting Inc.	902,066	14,262
*	Echo Global Logistics Inc.	524,853	14,255
*	PHH Corp.	1,133,559	14,215
*	Meritor Inc.	1,757,637	14,167
*	Aegion Corp. Class A	670,595	14,143
^	Greenbrier Cos. Inc.	511,564	14,140
	Advanced Drainage Systems Inc.	657,565	14,006
	Encore Wire Corp.	349,251	13,596
*	Saia Inc.	477,881	13,452
	Altra Industrial Motion Corp.	472,082	13,114
	Multi-Color Corp.	238,840	12,742
*	Astronics Corp.	324,996	12,399
*,^ Navistar International Corp.		979,982	12,269
^	Outerwall Inc.	331,480	12,261
*	ICF International Inc.	345,914	11,889
*	Tutor Perini Corp.	757,077	11,765
	Griffon Corp.	756,094	11,682
*	TriNet Group Inc.	801,004	11,494
	McGrath RentCorp	454,018	11,387
*	Patrick Industries Inc.	250,111	11,353
	Raven Industries Inc.	704,482	11,286
	Quanex Building Products Corp.	649,003	11,267
*	RPX Corp.	984,833	11,089
	HEICO Corp.	183,907	11,058
	AVX Corp.	879,350	11,053
*	Thermon Group Holdings Inc.	623,112	10,942
*	Aerovironment Inc.	382,670	10,837
*	Press Ganey Holdings Inc.	357,985	10,768
	Kelly Services Inc. Class A	561,763	10,741
	Viad Corp.	366,571	10,689
	General Cable Corp.	874,881	10,682
	SPX Corp.	707,002	10,619
	H&E Equipment Services Inc.	603,876	10,586
*	FARO Technologies Inc.	326,765	10,525

Resources Connection Inc.	673,003	10,472
Materion Corp.	385,204	10,200
Manitowoc Co. Inc.	2,342,037	10,141
Global Brass & Copper Holdings Inc.	401,212	10,010
* Lydall Inc.	306,622	9,971
ArcBest Corp.	460,740	9,947
Alamo Group Inc.	177,564	9,892
Kforce Inc.	500,152	9,793
Cass Information Systems Inc.	186,902	9,784
Hyster-Yale Materials Handling Inc.	146,599	9,764
Insteel Industries Inc.	317,786	9,715
TAL International Group Inc.	623,586	9,628
CTS Corp.	608,821	9,583
TeleTech Holdings Inc.	344,740	9,570
* Installed Building Products Inc.	357,964	9,525
* MYR Group Inc.	377,887	9,489
* Nortek Inc.	188,888	9,121
Douglas Dynamics Inc.	395,649	9,064
Ennis Inc.	462,334	9,039
Argan Inc.	253,850	8,925
* CBIZ Inc.	876,782	8,847
Gorman-Rupp Co.	339,045	8,791
Kadant Inc.	193,695	8,747
* TTM Technologies Inc.	1,315,108	8,745
* PGT Inc.	884,716	8,706
Schnitzer Steel Industries Inc.	471,887	8,702
Marten Transport Ltd.	444,931	8,329
Harsco Corp.	1,522,004	8,295
* Mistras Group Inc.	333,724	8,266
* NCI Building Systems Inc.	572,377	8,128
Heidrick & Struggles International Inc.	332,535	7,881
* PowerSecure International Inc.	404,142	7,553
* Checkpoint Systems Inc.	737,267	7,461
* Roadrunner Transportation Systems Inc.	581,350	7,244
Park-Ohio Holdings Corp.	168,847	7,230
* Cross Country Healthcare Inc.	602,449	7,006
* Energy Recovery Inc.	676,660	6,997
* GSI Group Inc.	492,032	6,967
* DHI Group Inc.	858,348	6,927
^ American Railcar Industries Inc.	169,298	6,896
Overseas Shipholding Group Inc. Class A	3,639,778	6,843
* GP Strategies Corp.	247,970	6,794
Myers Industries Inc.	525,976	6,764
Quad/Graphics Inc.	511,821	6,623
NN Inc.	476,792	6,523
* Engility Holdings Inc.	344,995	6,472
^ Textainer Group Holdings Ltd.	436,013	6,470
* Kimball Electronics Inc.	557,228	6,224
Landauer Inc.	182,928	6,049
TimkenSteel Corp.	664,113	6,043
* YRC Worldwide Inc.	620,103	5,779
Park Electrochemical Corp.	356,939	5,715
Columbus McKinnon Corp.	357,728	5,638
* InnerWorkings Inc.	702,996	5,589
* Ply Gem Holdings Inc.	388,023	5,452
* Covenant Transportation Group Inc. Class A	224,480	5,430
* Monster Worldwide Inc.	1,648,090	5,373

*	Milacron Holdings Corp.	324,804	5,356
	Celadon Group Inc.	501,560	5,256
	Mesa Laboratories Inc.	53,748	5,179
*	Lionbridge Technologies Inc.	1,021,107	5,167
	Daktronics Inc.	652,813	5,157
	LSI Industries Inc.	431,206	5,067
	Powell Industries Inc.	169,271	5,046
*	Landec Corp.	475,668	4,995
*	Multi Packaging Solutions International Ltd.	306,496	4,974
*	DXP Enterprises Inc.	282,162	4,955
	VSE Corp.	72,692	4,935
*	Great Lakes Dredge & Dock Corp.	1,059,685	4,726
	AEP Industries Inc.	71,480	4,718
	NVE Corp.	83,161	4,701
*	ServiceSource International Inc.	1,063,709	4,531
*	Bazaarvoice Inc.	1,385,423	4,364
*	Multi-Fineline Electronix Inc.	185,599	4,308
*	Horizon Global Corp.	330,914	4,163
*	Kratos Defense & Security Solutions Inc.	839,652	4,156
	NACCO Industries Inc. Class A	71,825	4,123
*	Casella Waste Systems Inc. Class A	611,602	4,098
	LB Foster Co. Class A	219,290	3,982
	Black Box Corp.	295,209	3,976
	American Science & Engineering Inc.	140,124	3,880
*	EnerNOC Inc.	504,744	3,776
*	Franklin Covey Co.	205,535	3,615
	Hardinge Inc.	288,250	3,594
	FreightCar America Inc.	229,751	3,580
	Barrett Business Services Inc.	124,134	3,569
	Acacia Research Corp.	939,645	3,561
	Graham Corp.	177,011	3,524
*	Era Group Inc.	369,087	3,462
*	CAI International Inc.	357,703	3,455
	Hurco Cos. Inc.	103,360	3,410
*	Maxwell Technologies Inc.	566,990	3,368
	Crawford & Co. Class B	517,334	3,352
*	Electro Scientific Industries Inc.	461,780	3,302
	CECO Environmental Corp.	520,475	3,232
*	Control4 Corp.	405,489	3,228
*	CRA International Inc.	163,133	3,204
*	PFSweb Inc.	243,495	3,195
	Miller Industries Inc.	154,675	3,137
	Spartan Motors Inc.	780,296	3,082
*	CUI Global Inc.	377,834	3,053
*,^ Energous Corp.		302,119	3,051
*	PRGX Global Inc.	642,365	3,032
*	ARC Document Solutions Inc.	672,458	3,026
*,^ Layne Christensen Co.		412,151	2,963
*	USA Truck Inc.	157,251	2,963
*	Sparton Corp.	163,065	2,934
*	Vicor Corp.	272,529	2,856
*	Everi Holdings Inc.	1,244,800	2,851
*	Intevac Inc.	632,316	2,845
	Electro Rent Corp.	304,296	2,818
*,^ MINDBODY Inc. Class A		210,667	2,808
*	Ducommun Inc.	183,802	2,803
	Houston Wire & Cable Co.	386,945	2,705

*	Evolent Health Inc. Class A	253,648	2,679
*	UFP Technologies Inc.	120,128	2,675
*	Willis Lease Finance Corp.	122,689	2,649
*	Vishay Precision Group Inc.	187,891	2,632
	Universal Truckload Services Inc.	155,946	2,568
*	Orion Marine Group Inc.	491,153	2,544
*	NV5 Global Inc.	93,250	2,502
	Bel Fuse Inc. Class B	169,743	2,478
*	Higher One Holdings Inc.	618,084	2,417
*	Heritage-Crystal Clean Inc.	232,668	2,313
	Supreme Industries Inc. Class A	254,580	2,251
	Twin Disc Inc.	214,670	2,175
*	Aspen Aerogels Inc.	471,100	2,120
*	TRC Cos. Inc.	291,232	2,111
	CDI Corp.	332,960	2,091
*	Hill International Inc.	616,720	2,078
	Allied Motion Technologies Inc.	113,634	2,045
*,^ ExOne Co.		153,900	2,022
*	Planet Payment Inc.	568,961	2,008
*	Sharps Compliance Corp.	348,366	1,916
*	PAM Transportation Services Inc.	61,693	1,900
	Dynamic Materials Corp.	288,236	1,868
*	SL Industries Inc.	54,878	1,866
	United States Lime & Minerals Inc.	31,038	1,863
*	Lawson Products Inc.	94,237	1,845
*	Commercial Vehicle Group Inc.	686,726	1,820
*	Sterling Construction Co. Inc.	352,000	1,813
*	Astronics Corp. Class B	46,196	1,776
*	Northwest Pipe Co.	191,159	1,763
*,^ Blue Bird Corp.		161,939	1,757
	Eastern Co.	105,110	1,726
*,^ American Superconductor Corp.		225,163	1,711
	National Research Corp. Class A	109,976	1,710
*	Neff Corp. Class A	229,326	1,706
*,^ Research Frontiers Inc.		372,497	1,699
*	Information Services Group Inc.	431,836	1,697
*,^ Patriot National Inc.		212,461	1,636
*	Kemet Corp.	838,857	1,619
*	Napco Security Technologies Inc.	258,521	1,616
	Universal Technical Institute Inc.	365,937	1,577
	Richardson Electronics Ltd.	303,307	1,565
	Omega Flex Inc.	44,518	1,548
*,^ MicroVision Inc.		821,900	1,537
*	ModusLink Global Solutions Inc.	1,034,639	1,521
*	Willdan Group Inc.	151,869	1,466
*	Hudson Technologies Inc.	443,594	1,455
*,^ Manitex International Inc.		278,046	1,454
*	LMI Aerospace Inc.	170,745	1,453
*	Accuride Corp.	916,972	1,421
*	Ameresco Inc. Class A	288,977	1,378
*	Integrated Electrical Services Inc.	92,712	1,360
*,^ Applied DNA Sciences Inc.		394,472	1,357
*	Gencor Industries Inc.	92,205	1,348
	Crawford & Co. Class A	217,594	1,310
*,^ Energy Focus Inc.		172,195	1,279
*,^ Synthesis Energy Systems Inc.		1,120,047	1,254
*,^ Power Solutions International Inc.		90,093	1,243

*	Mattersight Corp.	286,508	1,149
	Hudson Global Inc.	479,777	1,137
*	Perceptron Inc.	229,932	1,115
*	CyberOptics Corp.	119,004	1,110
*	Iteris Inc.	454,748	1,110
*	Radiant Logistics Inc.	310,329	1,108
*	Nuvectra Corp.	192,854	1,043
*	General Finance Corp.	220,467	1,005
*,^ A. M. Castle & Co.		370,719	1,001
	National Research Corp. Class B	26,971	949
*,^ Odyssey Marine Exploration Inc.		139,341	946
*	Arotech Corp.	387,534	942
*	Xerium Technologies Inc.	176,654	922
*	Frequency Electronics Inc.	88,889	887
*	CPI Aerostructures Inc.	120,773	885
	MOCON Inc.	62,335	863
*	Ultralife Corp.	167,512	858
*	MFRI Inc.	122,463	857
*	Lincoln Educational Services Corp.	336,260	834
*	Volt Information Sciences Inc.	101,733	766
*	StarTek Inc.	181,975	764
*	Ballantyne Strong Inc.	166,101	762
*,^ ClearSign Combustion Corp.		175,908	702
*	Patriot Transportation Holding Inc.	34,473	697
*	Broadwind Energy Inc.	220,680	664
*,^ Vertex Energy Inc.		327,481	639
*	Orion Energy Systems Inc.	454,541	632
*	Innovative Solutions & Support Inc.	238,921	628
*	IEC Electronics Corp.	123,649	556
*	Goldfield Corp.	325,078	553
*	Perma-Fix Environmental Services	144,397	534
	Overseas Shipholding Group Inc. Class B	232,737	500
*	Capstone Turbine Corp.	299,124	479
*	Air T Inc.	19,270	466
*	Key Technology Inc.	67,625	461
*	Astrotech Corp.	219,860	460
*	Cenveo Inc.	1,039,968	437
*	Fuel Tech Inc.	249,091	436
*,^ Revolution Lighting Technologies Inc.		82,301	433
*	eMagin Corp.	229,115	410
*,^ Turtle Beach Corp.		355,367	405
*	Versar Inc.	164,937	399
	Air Industries Group	63,766	387
*	LightPath Technologies Inc. Class A	188,165	380
	AMCON Distributing Co.	4,565	369
*	Rand Logistics Inc.	383,812	365
*	BlueLinx Holdings Inc.	597,002	364
*,^ Digital Ally Inc.		72,345	358
*	UQM Technologies Inc.	582,758	333
*	Rubicon Technology Inc.	456,333	333
	RF Industries Ltd.	117,256	317
^	General Employment Enterprises Inc.	67,770	291
*	Echelon Corp.	50,328	284
*	SIFCO Industries Inc.	29,538	274
*	Wireless Telecom Group Inc.	205,351	271
	Chicago Rivet & Machine Co.	11,086	270
*	Image Sensing Systems Inc.	88,473	246

*	ENGlobal Corp.	236,848	244
*	Marathon Patent Group Inc.	120,681	240
*,^ Eagle Bulk Shipping Inc.		665,589	240
*	Active Power Inc.	244,883	238
*	Sevcon Inc.	21,782	219
*	Asure Software Inc.	38,646	207
*	Erickson Inc.	123,800	204
*	DLH Holdings Corp.	47,352	191
*	SigmaTron International Inc.	30,411	189
*	AMREP Corp.	41,386	182
*	Onvia Inc.	44,738	157
*	Aqua Metals Inc.	23,396	156
	EnviroStar Inc.	47,800	149
	Bel Fuse Inc. Class A	10,580	148
*	Sypris Solutions Inc.	141,883	135
*	Pioneer Power Solutions Inc.	26,639	135
*	Luna Innovations Inc.	127,530	134
	Ecology and Environment Inc.	13,280	133
*	American Electric Technologies Inc.	72,950	132
*	Quest Resource Holding Corp.	301,550	127
*	Industrial Services of America Inc.	49,067	118
*,^ Lightbridge Corp.		207,545	116
*	American DG Energy Inc.	324,240	101
*,^ Giga-tronics Inc.		61,800	90
*	Continental Materials Corp.	7,139	86
*	Nortech Systems Inc.	17,942	69
*	Cartesian Inc.	33,694	68
	Espey Manufacturing & Electronics Corp.	2,771	68
*	CryoPort Inc.	24,413	53
*	IntriCon Corp.	7,964	51
*	AeroCentury Corp.	3,872	42
*	Micronet Enertec Technologies Inc.	19,850	42
	Servotronics Inc.	4,914	36
*	Payment Data Systems Inc.	19,016	33
*,^ EnSync Inc.		111,094	31
*	Command Security Corp.	9,727	23
*	Art's-Way Manufacturing Co. Inc.	7,669	22
	WSI Industries Inc.	6,300	21
*	Tel-Instrument Electronics Corp.	4,297	18
*	Cemtrex Inc.	4,152	9
*	Electro-Sensors Inc.	1,300	4
*	CTPartners Executive Search Inc.	100,659	—
*	LGL Group Inc. Warrants expire 6/8/2018	3,000	—
			52,397,122
Oil & Gas (6.2%)
	Exxon Mobil Corp.	80,017,290	6,688,645
	Chevron Corp.	36,291,985	3,462,255
	Schlumberger Ltd.	24,176,295	1,783,002
	Occidental Petroleum Corp.	14,703,207	1,006,140
	ConocoPhillips	23,814,032	958,991
	EOG Resources Inc.	10,582,033	768,044
	Phillips 66	8,646,726	748,720
	Kinder Morgan Inc.	36,525,910	652,353
	Valero Energy Corp.	9,060,202	581,121
	Halliburton Co.	15,697,342	560,709
	Anadarko Petroleum Corp.	9,790,861	455,960
	Pioneer Natural Resources Co.	3,144,488	442,555

	Spectra Energy Corp.	12,905,457	394,907
	Marathon Petroleum Corp.	10,258,490	381,411
	Baker Hughes Inc.	8,422,735	369,169
	Apache Corp.	7,276,142	355,149
	Hess Corp.	5,446,323	286,749
	Noble Energy Inc.	8,249,159	259,106
*	Concho Resources Inc.	2,488,618	251,450
*	Cameron International Corp.	3,670,523	246,109
	Devon Energy Corp.	8,827,684	242,232
	National Oilwell Varco Inc.	7,219,037	224,512
	Williams Cos. Inc.	12,988,316	208,722
	EQT Corp.	3,068,930	206,416
	Cabot Oil & Gas Corp.	8,800,942	199,869
	Tesoro Corp.	2,313,445	198,979
	Columbia Pipeline Group Inc.	7,695,627	193,160
	Cimarex Energy Co.	1,827,154	177,727
	Marathon Oil Corp.	15,817,640	176,209
*	Weatherford International plc	16,896,972	131,458
*	Newfield Exploration Co.	3,713,439	123,472
*	Cheniere Energy Inc.	3,648,633	123,433
	HollyFrontier Corp.	3,429,938	121,145
*	FMC Technologies Inc.	4,374,859	119,696
	Helmerich & Payne Inc.	1,959,709	115,074
	OGE Energy Corp.	3,815,662	109,242
*	Diamondback Energy Inc.	1,378,287	106,376
^	Range Resources Corp.	3,263,383	105,668
*	First Solar Inc.	1,463,943	100,236
^	Core Laboratories NV	811,652	91,238
	Targa Resources Corp.	2,930,372	87,501
	Murphy Oil Corp.	3,133,407	78,931
*,^ Antero Resources Corp.		2,969,201	73,844
	Energen Corp.	1,881,316	68,837
*	Gulfport Energy Corp.	2,353,439	66,696
	Oceaneering International Inc.	1,874,674	62,314
	PBF Energy Inc. Class A	1,871,642	62,139
^	Transocean Ltd.	6,608,487	60,402
*,^ Southwestern Energy Co.		7,482,402	60,383
	QEP Resources Inc.	4,009,309	56,571
*	Continental Resources Inc.	1,793,736	54,458
*	PDC Energy Inc.	867,530	51,575
	Nabors Industries Ltd.	5,394,101	49,626
	Noble Corp. plc	4,657,510	48,205
	Patterson-UTI Energy Inc.	2,663,944	46,939
	Ensco plc Class A	4,499,736	46,662
*	Parsley Energy Inc. Class A	2,040,992	46,126
^	Chesapeake Energy Corp.	10,928,150	45,024
*	Dril-Quip Inc.	726,781	44,014
	Western Refining Inc.	1,339,104	38,955
	Superior Energy Services Inc.	2,891,799	38,721
	Rowan Cos. plc Class A	2,383,040	38,367
*	WPX Energy Inc.	5,270,197	36,839
*	NOW Inc.	1,943,330	34,436
*	RSP Permian Inc.	1,165,259	33,839
*	Carrizo Oil & Gas Inc.	1,061,632	32,826
*,^ Whiting Petroleum Corp.		3,924,554	31,318
*	Oil States International Inc.	978,458	30,841
*	Matador Resources Co.	1,516,624	28,755

	Diamond Offshore Drilling Inc.	1,170,704	25,439
	SM Energy Co.	1,303,358	24,425
*	MRC Global Inc.	1,835,226	24,115
*	Oasis Petroleum Inc.	3,269,563	23,802
*,^ SunPower Corp. Class A		1,065,055	23,793
*	Rice Energy Inc.	1,600,679	22,346
	Pattern Energy Group Inc. Class A	1,070,833	20,421
*	Cobalt International Energy Inc.	6,728,091	19,982
*	Memorial Resource Development Corp.	1,956,269	19,915
	SemGroup Corp. Class A	840,730	18,832
*	McDermott International Inc.	4,582,681	18,743
*,^ Laredo Petroleum Inc.		2,263,062	17,946
*	SEACOR Holdings Inc.	303,367	16,518
*	Synergy Resources Corp.	2,123,011	16,496
*	Callon Petroleum Co.	1,797,140	15,905
^	RPC Inc.	1,108,395	15,717
	Delek US Holdings Inc.	998,911	15,223
^	Denbury Resources Inc.	6,808,304	15,114
*	Forum Energy Technologies Inc.	1,110,979	14,665
*	Chart Industries Inc.	579,539	12,588
	Bristow Group Inc.	632,638	11,970
	Green Plains Inc.	681,958	10,884
*	Par Pacific Holdings Inc.	578,328	10,849
^	Atwood Oceanics Inc.	1,153,286	10,576
*	Helix Energy Solutions Group Inc.	1,826,522	10,229
	Archrock Inc.	1,255,366	10,043
*	Exterran Corp.	649,219	10,037
*	TETRA Technologies Inc.	1,426,526	9,058
	CVR Energy Inc.	336,162	8,774
*	Matrix Service Co.	484,385	8,574
*	Unit Corp.	971,260	8,557
	California Resources Corp.	7,422,627	7,645
*,^ Flotek Industries Inc.		967,397	7,091
*,^ Plug Power Inc.		3,382,098	6,933
*	REX American Resources Corp.	122,176	6,777
*	Newpark Resources Inc.	1,527,993	6,601
	Tesco Corp.	704,837	6,069
	Alon USA Energy Inc.	585,565	6,043
	Tidewater Inc.	882,310	6,026
*	Renewable Energy Group Inc.	633,202	5,977
*,^ Bill Barrett Corp.		952,753	5,926
*	Hornbeck Offshore Services Inc.	577,573	5,735
*,^ Sanchez Energy Corp.		1,017,963	5,589
^	CARBO Ceramics Inc.	371,661	5,278
*	Natural Gas Services Group Inc.	225,040	4,868
*	Parker Drilling Co.	2,159,549	4,578
	Panhandle Oil and Gas Inc. Class A	262,535	4,545
*,^ Northern Oil and Gas Inc.		1,023,306	4,083
*	PHI Inc. (non-voting shares)	214,779	4,057
*	Contango Oil & Gas Co.	313,386	3,695
*,^ Green Brick Partners Inc.		466,828	3,543
*,^ EP Energy Corp. Class A		729,650	3,298
*	Pioneer Energy Services Corp.	1,439,332	3,167
*,^ EXCO Resources Inc.		3,184,719	3,150
	Gulf Island Fabrication Inc.	391,420	3,073
*,^ FuelCell Energy Inc.		438,135	2,966
*,^ Basic Energy Services Inc.		1,073,592	2,963

*	Geospace Technologies Corp.	231,940	2,862
*	Pacific Ethanol Inc.	573,404	2,684
*	Trecora Resources	272,819	2,625
*,^ Solazyme Inc.		1,263,899	2,566
*	Jones Energy Inc. Class A	756,202	2,518
*	Ring Energy Inc.	456,180	2,304
*,^ Gulfmark Offshore Inc.		359,013	2,215
*	Abraxas Petroleum Corp.	2,142,028	2,163
*	Willbros Group Inc.	977,494	2,082
*	Dawson Geophysical Co.	397,948	1,819
	Evolution Petroleum Corp.	361,379	1,756
*,^ Halcon Resources Corp.		1,793,276	1,724
*	Gastar Exploration Inc.	1,465,240	1,612
*	Independence Contract Drilling Inc.	325,269	1,552
*,^ W&T Offshore Inc.		707,279	1,549
*,^ C&J Energy Services Ltd.		1,059,628	1,494
*,^ Ultra Petroleum Corp.		2,843,120	1,416
*	ION Geophysical Corp.	174,748	1,412
^	Energy XXI Ltd.	2,180,729	1,358
*,^ Enphase Energy Inc.		574,679	1,339
*,^ Bonanza Creek Energy Inc.		830,411	1,320
	Adams Resources & Energy Inc.	32,683	1,307
*,^ Eclipse Resources Corp.		825,126	1,188
*,^ Key Energy Services Inc.		3,039,165	1,123
*,^ Clayton Williams Energy Inc.		117,963	1,052
*	Steel Excel Inc.	106,072	1,030
*	VAALCO Energy Inc.	1,090,062	1,025
*	Stone Energy Corp.	1,278,657	1,010
*,^ Approach Resources Inc.		849,924	986
*	Triangle Petroleum Corp.	1,777,552	964
*,^ Rex Energy Corp.		1,112,967	855
*	Zion Oil & Gas Inc.	454,356	800
*	Resolute Energy Corp.	1,334,836	681
*	Mitcham Industries Inc.	217,180	665
*	PetroQuest Energy Inc.	1,079,948	654
*,^ Seventy Seven Energy Inc.		1,099,872	638
*,^ Comstock Resources Inc.		799,148	612
*,^ MagneGas Corp.		551,970	574
*	Ideal Power Inc.	124,302	562
*	Aemetis Inc.	269,539	550
*,^ Amyris Inc.		471,488	523
*	Harvest Natural Resources Inc.	708,487	427
*	Enservco Corp.	565,671	328
*	Eco-Stim Energy Solutions Inc.	77,112	197
*	PrimeEnergy Corp.	4,540	151
*	Superior Drilling Products Inc.	100,396	138
*,^ Torchlight Energy Resources Inc.		193,585	137
*	PHI Inc.	2,441	46
*	SAExploration Holdings Inc.	65,685	45
*	Yuma Energy Inc.	215,013	44
*	Warren Resources Inc.	237,104	40
*	Dakota Plains Holdings Inc.	442,862	40
*,^ Glori Energy Inc.		177,189	35
*,^ Emerald Oil Inc.		20,430	6
			25,862,568
Other (0.0%)[2]
*	Dyax Corp CVR Expire 12/31/2019	2,750,063	3,053

*	Leap Wireless International Inc CVR	872,848	2,200
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	1,157,305	127
*	Ambit Biosciences Corp. CVR Rights	201,330	121
*	NuPathe Inc. CVR	158,681	95
*	Vince Holding Corp Rights Expire 04/14/16	328,510	87
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^ Cubist Pharmaceuticals, Inc. CVR		511,822	66
*	Clinical Data Contingent Value Rights	216,285	—
*	Gerber Scientific Inc. CVR	388,581	—
*	Biosante Pharmaceutical Inc CVR	253,823	—
*,^ Magnum Hunter Resources Corp. Warrants Expire 4/15/2016		224,250	—
*	Allen Organ Co. Escrow Shares	11,462	—
*	EnSite Power Inc.	63,895	—
*	Trubion Pharmaceuticals Inc. CVR	104	—
			6,130
Technology (16.2%)
	Apple Inc.	101,493,568	11,061,784
	Microsoft Corp.	144,774,458	7,995,893
*	Facebook Inc. Class A	42,001,841	4,792,410
*	Alphabet Inc. Class A	5,622,135	4,289,127
*	Alphabet Inc. Class C	5,653,628	4,211,670
	Intel Corp.	91,030,209	2,944,827
	Cisco Systems Inc.	96,947,853	2,760,105
	International Business Machines Corp.	16,667,724	2,524,327
	Oracle Corp.	60,698,808	2,483,188
	QUALCOMM Inc.	28,788,687	1,472,253
	Broadcom Ltd.	7,528,782	1,163,197
	Texas Instruments Inc.	19,378,271	1,112,700
	EMC Corp.	37,384,237	996,290
*	salesforce.com inc	12,133,661	895,828
*	Adobe Systems Inc.	9,101,293	853,701
*	Cognizant Technology Solutions Corp. Class A	11,691,006	733,026
*	Yahoo! Inc.	16,339,947	601,473
	Hewlett Packard Enterprise Co.	33,490,700	593,790
	Intuit Inc.	4,727,228	491,679
	Applied Materials Inc.	21,900,198	463,846
	Corning Inc.	21,515,369	449,456
	HP Inc.	33,299,066	410,244
	Analog Devices Inc.	5,959,319	352,732
	NVIDIA Corp.	9,820,168	349,893
*	Cerner Corp.	5,886,126	311,729
	SanDisk Corp.	3,857,409	293,472
	Skyworks Solutions Inc.	3,682,121	286,837
*	Red Hat Inc.	3,500,668	260,835
*	Palo Alto Networks Inc.	1,568,095	255,819
*	Autodesk Inc.	4,330,951	252,538
	Lam Research Corp.	3,040,673	251,160
	Symantec Corp.	12,704,015	233,500
	Xilinx Inc.	4,919,253	233,320
	Motorola Solutions Inc.	3,038,919	230,046
*	Citrix Systems Inc.	2,807,270	220,595
	KLA-Tencor Corp.	2,988,098	217,563
*	Micron Technology Inc.	20,018,975	209,599
	Linear Technology Corp.	4,576,700	203,938
	Maxim Integrated Products Inc.	5,494,940	202,104
	Western Digital Corp.	4,241,507	200,369

	Seagate Technology plc	5,734,879	197,567
	CA Inc.	6,150,705	189,380
	Harris Corp.	2,385,610	185,744
*	Akamai Technologies Inc.	3,249,635	180,582
	Juniper Networks Inc.	7,012,137	178,880
	Microchip Technology Inc.	3,684,770	177,606
*	ServiceNow Inc.	2,902,799	177,593
*	Twitter Inc.	10,502,135	173,810
*,^ VeriSign Inc.		1,805,778	159,884
*	Workday Inc. Class A	2,066,535	158,793
	NetApp Inc.	5,651,328	154,225
*	ANSYS Inc.	1,699,361	152,025
*	Synopsys Inc.	2,976,047	144,160
*	F5 Networks Inc.	1,360,183	143,975
	CDK Global Inc.	3,037,306	141,387
*	Cadence Design Systems Inc.	5,834,467	137,577
*	Gartner Inc.	1,501,210	134,133
*	Qorvo Inc.	2,655,820	133,880
*	Splunk Inc.	2,491,236	121,896
	CDW Corp.	2,887,400	119,827
*	athenahealth Inc.	745,951	103,523
	Ingram Micro Inc.	2,865,134	102,887
*	Ultimate Software Group Inc.	519,161	100,458
	SS&C Technologies Holdings Inc.	1,578,142	100,086
	Computer Sciences Corp.	2,635,050	90,619
*	Nuance Communications Inc.	4,717,855	88,177
	Garmin Ltd.	2,186,048	87,354
	Marvell Technology Group Ltd.	8,430,338	86,917
*	Fortinet Inc.	2,801,426	85,808
*	ARRIS International plc	3,725,876	85,397
	Teradyne Inc.	3,905,128	84,312
	CSRA Inc.	3,108,861	83,628
	Brocade Communications Systems Inc.	7,887,871	83,454
*	Microsemi Corp.	2,175,762	83,353
*	Tyler Technologies Inc.	630,060	81,032
*,^ VMware Inc. Class A		1,541,296	80,625
	Pitney Bowes Inc.	3,741,936	80,601
*	NCR Corp.	2,662,252	79,681
*	Manhattan Associates Inc.	1,395,148	79,342
*	ON Semiconductor Corp.	7,886,512	75,632
*	Guidewire Software Inc.	1,362,653	74,237
*	PTC Inc.	2,180,412	72,302
	DST Systems Inc.	619,469	69,858
	Leidos Holdings Inc.	1,380,513	69,467
	IAC/InterActiveCorp	1,470,897	69,250
*	EPAM Systems Inc.	906,673	67,701
*	Teradata Corp.	2,532,636	66,456
*	CommScope Holding Co. Inc.	2,369,836	66,166
	Fair Isaac Corp.	598,930	63,540
*	Cavium Inc.	1,037,626	63,461
	Atmel Corp.	7,680,014	62,362
*	IMS Health Holdings Inc.	2,337,085	62,050
*	ViaSat Inc.	839,468	61,684
*	VeriFone Systems Inc.	2,068,933	58,427
*	Cree Inc.	1,966,589	57,228
*	Aspen Technology Inc.	1,579,236	57,058
	Blackbaud Inc.	894,049	56,227

*	Synaptics Inc.	703,254	56,077
*	Integrated Device Technology Inc.	2,664,882	54,470
	j2 Global Inc.	881,409	54,277
	SYNNEX Corp.	564,217	52,241
*	NetSuite Inc.	762,674	52,236
	Cypress Semiconductor Corp.	6,028,126	52,204
*	Qlik Technologies Inc.	1,779,669	51,468
*	FireEye Inc.	2,776,560	49,950
*	CACI International Inc. Class A	463,940	49,502
*	Ellie Mae Inc.	544,791	49,380
*	Tech Data Corp.	641,224	49,227
*	Ciena Corp.	2,558,094	48,655
*	Rackspace Hosting Inc.	2,207,302	47,656
*	ACI Worldwide Inc.	2,265,131	47,092
*	Allscripts Healthcare Solutions Inc.	3,545,120	46,831
*	Tableau Software Inc. Class A	1,004,679	46,085
	Mentor Graphics Corp.	2,226,824	45,271
*,^ Arista Networks Inc.		716,741	45,226
*	Cirrus Logic Inc.	1,220,379	44,434
*	Fairchild Semiconductor International Inc. Class A	2,180,944	43,619
*	Infinera Corp.	2,686,942	43,152
	Monolithic Power Systems Inc.	673,856	42,884
*	Proofpoint Inc.	744,609	40,045
	Science Applications International Corp.	743,223	39,644
*	Verint Systems Inc.	1,184,353	39,534
	Lexmark International Inc. Class A	1,181,544	39,499
*	Electronics For Imaging Inc.	918,924	38,953
*	NetScout Systems Inc.	1,694,720	38,928
	MKS Instruments Inc.	1,027,384	38,681
*	Medidata Solutions Inc.	999,222	38,680
*	EchoStar Corp. Class A	863,598	38,249
*	Dycom Industries Inc.	586,904	37,955
*	Finisar Corp.	2,044,551	37,293
	InterDigital Inc.	667,643	37,154
*	Entegris Inc.	2,705,582	36,850
*,^ Advanced Micro Devices Inc.		12,353,834	35,208
	Intersil Corp. Class A	2,540,926	33,972
*	Silicon Laboratories Inc.	754,825	33,937
*	CommVault Systems Inc.	775,678	33,486
	Diebold Inc.	1,126,476	32,566
*	Syntel Inc.	649,004	32,405
*	Veeva Systems Inc. Class A	1,293,086	32,379
*	MicroStrategy Inc. Class A	177,403	31,883
*,^ 3D Systems Corp.		2,054,280	31,780
*	Rovi Corp.	1,510,877	30,988
*	Cray Inc.	737,330	30,901
*	Viavi Solutions Inc.	4,495,366	30,838
*	Cornerstone OnDemand Inc.	937,421	30,719
*	Zendesk Inc.	1,463,748	30,636
	Tessera Technologies Inc.	982,308	30,452
*	Rambus Inc.	2,210,655	30,397
*	Fleetmatics Group plc	736,222	29,972
	Cogent Communications Holdings Inc.	765,008	29,858
*	Paycom Software Inc.	799,078	28,447
*	Premier Inc. Class A	844,623	28,177
*	Polycom Inc.	2,511,590	28,004
*	Semtech Corp.	1,239,937	27,266

	Plantronics Inc.	691,655	27,106
	CSG Systems International Inc.	588,292	26,567
*	Advanced Energy Industries Inc.	744,440	25,899
	Power Integrations Inc.	518,303	25,739
*	Demandware Inc.	650,521	25,435
*	Synchronoss Technologies Inc.	778,015	25,161
*	Super Micro Computer Inc.	727,470	24,792
*	Lumentum Holdings Inc.	900,756	24,293
*	NETGEAR Inc.	579,877	23,410
*	Inphi Corp.	679,146	22,643
*	LogMeIn Inc.	446,648	22,538
*	Bottomline Technologies de Inc.	730,702	22,279
*	HubSpot Inc.	509,830	22,239
*	Progress Software Corp.	913,134	22,025
*	BroadSoft Inc.	544,743	21,980
	West Corp.	952,257	21,730
*	Envestnet Inc.	788,909	21,458
*	QLogic Corp.	1,580,257	21,239
	NIC Inc.	1,172,443	21,139
*	Insight Enterprises Inc.	726,390	20,804
*	ScanSource Inc.	510,891	20,630
*	RealPage Inc.	975,943	20,339
^	Ebix Inc.	480,209	19,588
	ADTRAN Inc.	960,496	19,421
*	Virtusa Corp.	510,599	19,127
*	MaxLinear Inc.	1,003,218	18,560
	Monotype Imaging Holdings Inc.	764,425	18,285
*	Web.com Group Inc.	919,802	18,230
	Cabot Microelectronics Corp.	436,860	17,872
*	Ixia	1,432,035	17,843
*	Callidus Software Inc.	1,064,492	17,756
*	Infoblox Inc.	1,025,491	17,536
*	GoDaddy Inc. Class A	515,276	16,659
	Pegasystems Inc.	645,635	16,386
*,^ Ubiquiti Networks Inc.		487,022	16,203
*	Ruckus Wireless Inc.	1,590,073	15,599
	Quality Systems Inc.	1,015,045	15,469
*	Gigamon Inc.	488,991	15,168
*	RingCentral Inc. Class A	961,382	15,142
*	Perficient Inc.	639,480	13,890
*	Diodes Inc.	688,067	13,830
*,^ 2U Inc.		607,151	13,722
*	Marketo Inc.	698,388	13,667
*	SPS Commerce Inc.	315,728	13,557
*	Photronics Inc.	1,264,101	13,159
*	Lattice Semiconductor Corp.	2,293,017	13,024
*	New Relic Inc.	496,366	12,945
*,^ InvenSense Inc.		1,538,956	12,927
	Brooks Automation Inc.	1,228,147	12,773
*	Mercury Systems Inc.	626,192	12,712
*,^ Shutterstock Inc.		343,405	12,613
*,^ Endurance International Group Holdings Inc.		1,188,135	12,511
*	Qualys Inc.	482,744	12,218
*	Interactive Intelligence Group Inc.	331,105	12,059
*	Cvent Inc.	560,421	11,993
*	CalAmp Corp.	653,636	11,720
*,^ Gogo Inc.		1,061,444	11,686

*	Q2 Holdings Inc.	448,850	10,790
*	Amkor Technology Inc.	1,826,506	10,758
*	Ultratech Inc.	484,196	10,575
^	Computer Programs & Systems Inc.	202,376	10,548
*	ePlus Inc.	127,008	10,225
*,^ Oclaro Inc.		1,892,630	10,220
*	NeoPhotonics Corp.	715,982	10,052
	Inteliquent Inc.	598,004	9,598
*	Applied Micro Circuits Corp.	1,457,148	9,413
*	ShoreTel Inc.	1,219,418	9,072
*	Silver Spring Networks Inc.	593,089	8,748
*	CEVA Inc.	387,599	8,721
*	VASCO Data Security International Inc.	563,436	8,677
*	Loral Space & Communications Inc.	241,574	8,486
*	Xura Inc.	430,309	8,464
	Epiq Systems Inc.	560,142	8,413
*	Benefitfocus Inc.	244,020	8,138
*	FormFactor Inc.	1,096,442	7,971
*,^ Box Inc.		648,737	7,954
*,^ Nimble Storage Inc.		1,003,549	7,868
*	Rudolph Technologies Inc.	571,224	7,803
*	Intralinks Holdings Inc.	944,207	7,440
*,^ Unisys Corp.		951,080	7,323
	Hackett Group Inc.	473,313	7,156
*	SciQuest Inc.	506,210	7,026
*,^ Hortonworks Inc.		621,575	7,024
	Forrester Research Inc.	207,949	6,989
	Comtech Telecommunications Corp.	294,436	6,881
*	Textura Corp.	367,463	6,846
*	Vocera Communications Inc.	536,914	6,846
*	Nanometrics Inc.	429,994	6,811
*	PDF Solutions Inc.	507,997	6,797
*,^ Square Inc.		444,075	6,785
*	Sonus Networks Inc.	897,368	6,757
*	Match Group Inc.	599,539	6,631
*	Barracuda Networks Inc.	413,441	6,367
*	Xcerra Corp.	962,605	6,276
*	Actua Corp.	691,573	6,259
*	Model N Inc.	572,680	6,168
*	Workiva Inc.	527,197	6,142
*	Axcelis Technologies Inc.	2,185,583	6,120
*	Calix Inc.	823,652	5,840
	PC Connection Inc.	223,682	5,773
*	LivePerson Inc.	986,531	5,771
*	Extreme Networks Inc.	1,847,387	5,745
*	Tangoe Inc.	721,725	5,694
*	PROS Holdings Inc.	467,013	5,506
*	Harmonic Inc.	1,633,901	5,343
*	Boingo Wireless Inc.	690,477	5,330
	IXYS Corp.	472,327	5,300
	American Software Inc. Class A	587,959	5,292
*	Five9 Inc.	581,276	5,168
	Cohu Inc.	432,180	5,134
*	Mattson Technology Inc.	1,405,040	5,128
*	SunEdison Semiconductor Ltd.	786,368	5,096
*	Exar Corp.	880,676	5,064
*	Applied Optoelectronics Inc.	336,095	5,011

*	Silicon Graphics International Corp.	669,784	4,769
*,^ Digimarc Corp.		154,978	4,696
*	A10 Networks Inc.	782,376	4,632
*	Vectrus Inc.	202,881	4,616
*	ChannelAdvisor Corp.	408,698	4,598
*	RigNet Inc.	333,436	4,561
*	Cascade Microtech Inc.	220,555	4,548
*	Sigma Designs Inc.	651,261	4,429
*,^ KEYW Holding Corp.		663,029	4,403
*	Immersion Corp.	532,252	4,396
*	Radisys Corp.	1,039,763	4,107
*,^ VirnetX Holding Corp.		891,731	4,093
*,^ TransEnterix Inc.		962,874	4,092
*	Digi International Inc.	431,421	4,068
*	Zix Corp.	996,774	3,917
*	Blucora Inc.	747,748	3,858
*,^ Alarm.com Holdings Inc.		157,397	3,730
*	Alpha & Omega Semiconductor Ltd.	314,662	3,729
*	Mitek Systems Inc.	560,453	3,665
*	Imprivata Inc.	278,906	3,523
*	Alliance Fiber Optic Products Inc.	237,539	3,513
*	Instructure Inc.	193,400	3,470
*	Brightcove Inc.	554,938	3,463
*	Varonis Systems Inc.	189,013	3,449
*	MobileIron Inc.	761,763	3,443
*	Jive Software Inc.	880,909	3,330
*,^ Pure Storage Inc. Class A		240,531	3,293
	QAD Inc. Class A	154,173	3,276
*	DSP Group Inc.	358,994	3,274
*,^ USA Technologies Inc.		745,924	3,252
*	Datalink Corp.	352,662	3,223
*	GSI Technology Inc.	779,926	3,198
*,^ Clearfield Inc.		196,005	3,150
*	Seachange International Inc.	566,790	3,129
*,^ SunEdison Inc.		5,790,366	3,128
*,^ OPOWER Inc.		449,459	3,061
*	United Online Inc.	263,385	3,039
*	Rapid7 Inc.	228,878	2,991
*	Agilysys Inc.	292,386	2,985
*	Telenav Inc.	483,246	2,851
*	Quantum Corp.	4,487,668	2,737
*	Internap Corp.	992,535	2,710
	Computer Task Group Inc.	521,888	2,667
*	Ultra Clean Holdings Inc.	490,321	2,628
	Simulations Plus Inc.	284,393	2,511
*	Exa Corp.	191,587	2,481
*	Ciber Inc.	1,138,523	2,402
*	Carbonite Inc.	299,765	2,389
*	MeetMe Inc.	830,996	2,360
*,^ Castlight Health Inc. Class B		701,824	2,337
*	Apigee Corp.	276,412	2,297
*	KVH Industries Inc.	238,592	2,279
*	EMCORE Corp.	449,964	2,250
*	Hutchinson Technology Inc.	609,952	2,232
*	VOXX International Corp. Class A	497,034	2,222
*	GigOptix Inc.	801,589	2,164
*	Key Tronic Corp.	297,584	2,128

*	Rosetta Stone Inc.	306,547	2,057
	NCI Inc. Class A	143,965	2,017
*	BSQUARE Corp.	333,487	1,974
*	Xactly Corp.	286,146	1,960
*	Covisint Corp.	932,791	1,866
*,^ Neonode Inc.		909,044	1,854
*,^ Amber Road Inc.		342,610	1,854
	PC-Tel Inc.	360,868	1,725
*	Systemax Inc.	194,630	1,707
*	Kopin Corp.	1,021,124	1,695
*	Limelight Networks Inc.	893,306	1,617
*	Amtech Systems Inc.	246,648	1,601
	TransAct Technologies Inc.	194,838	1,586
	Preformed Line Products Co.	43,037	1,572
	Unwired Planet Inc.	158,058	1,557
	TESSCO Technologies Inc.	91,391	1,522
*,^ Park City Group Inc.		167,676	1,516
*,^ Rightside Group Ltd.		182,040	1,465
*	AXT Inc.	577,688	1,427
*	Aerohive Networks Inc.	283,110	1,413
*,^ Pixelworks Inc.		644,421	1,411
*	Edgewater Technology Inc.	179,953	1,402
*,^ Rocket Fuel Inc.		441,237	1,390
	Concurrent Computer Corp.	233,786	1,379
	Evolving Systems Inc.	218,971	1,257
*	Guidance Software Inc.	287,426	1,236
*	Pendrell Corp.	2,286,462	1,212
*	Aware Inc.	324,717	1,211
*	NetSol Technologies Inc.	167,564	1,170
*	Numerex Corp. Class A	190,131	1,160
*	PAR Technology Corp.	172,127	1,141
*	QuickLogic Corp.	1,052,372	1,116
*	Marin Software Inc.	364,880	1,102
*,^ Netlist Inc.		782,674	1,072
*	Icad Inc.	209,838	1,070
*,^ Ooma Inc.		180,461	1,065
*	FalconStor Software Inc.	772,635	1,035
*	ARI Network Services Inc.	235,532	1,034
*,^ Appfolio Inc.		81,703	1,000
	ClearOne Inc.	85,981	997
*	Xplore Technologies Corp.	278,429	972
*	Imation Corp.	618,730	959
*	iPass Inc.	869,631	957
*	Intermolecular Inc.	364,531	922
*	Datawatch Corp.	183,944	911
*	Support.com Inc.	1,053,784	906
*,^ Novatel Wireless Inc.		511,421	905
*	ID Systems Inc.	202,690	880
*,^ Violin Memory Inc.		1,662,538	868
*	MRV Communications Inc.	95,754	868
*	Westell Technologies Inc. Class A	696,943	815
*	eGain Corp.	227,199	807
*	Tremor Video Inc.	449,955	792
*	WidePoint Corp.	1,248,870	749
*	GSE Systems Inc.	274,729	745
	LRAD Corp.	448,300	744
*,^ Sunworks Inc.		265,856	736

*	Qumu Corp.	152,829	705
*,^ CVD Equipment Corp.		82,942	698
*	Aviat Networks Inc.	980,603	696
*	Zhone Technologies Inc.	414,775	664
*	Inuvo Inc.	362,897	642
	GlobalSCAPE Inc.	166,325	632
*	Upland Software Inc.	89,993	618
*	RELM Wireless Corp.	126,563	572
*	MoSys Inc.	859,633	559
	Communications Systems Inc.	74,508	548
*,^ SITO Mobile Ltd.		200,635	512
	Astro-Med Inc.	34,603	480
*,^ ParkerVision Inc.		149,499	468
*,^ Code Rebel Corp.		98,747	462
	RCM Technologies Inc.	82,315	437
	QAD Inc. Class B	22,747	405
*,^ Identiv Inc.		172,117	372
*,^ InterCloud Systems Inc.		312,215	297
*	BroadVision Inc.	38,131	296
*	inTEST Corp.	75,035	293
*	Smith Micro Software Inc.	492,957	291
*	Streamline Health Solutions Inc.	205,037	289
*	Synacor Inc.	201,945	283
*	ARC Group Worldwide Inc.	109,790	274
*,^ Resonant Inc.		90,940	266
*,^ Vringo Inc.		143,146	235
*,^ Cinedigm Corp. Class A		1,115,699	231
*	Xcel Brands Inc.	37,572	217
*	Data I/O Corp.	78,543	203
*	Sysorex Global	288,616	173
*	Lantronix Inc.	138,633	132
*	Infosonics Corp.	140,874	131
*	Adesto Technologies Corp.	21,582	121
*	SharpSpring Inc.	34,445	121
*,^ NXT-ID Inc.		201,604	117
*	Sonic Foundry Inc.	17,328	115
*	Mastech Holdings Inc.	15,394	111
*	Aehr Test Systems	93,715	108
*	Determine Inc.	51,969	96
*,^ Voltari Corp.		16,357	64
	CSP Inc.	9,402	56
*	ADDvantage Technologies Group Inc.	29,519	56
*	Fusion Telecommunications International Inc.	30,690	55
*	Crossroads Systems Inc.	59,805	13
*	Network-1 Technologies Inc.	5,571	11
*	Finjan Holdings Inc.	6,800	6
*	Glowpoint Inc.	12,965	5
*	Sajan Inc.	100	—
			67,852,307
Telecommunications (2.5%)
	AT&T Inc.	118,466,285	4,640,324
	Verizon Communications Inc.	78,488,370	4,244,651
	CenturyLink Inc.	10,479,109	334,912
*	Level 3 Communications Inc.	5,485,088	289,887
*	SBA Communications Corp. Class A	2,426,773	243,090
*	T-Mobile US Inc.	5,491,673	210,331
	Frontier Communications Corp.	22,588,412	126,269

	Telephone & Data Systems Inc.	1,737,161	52,271
*	Zayo Group Holdings Inc.	2,144,357	51,979
*,^ Sprint Corp.		11,468,413	39,910
	Shenandoah Telecommunications Co.	879,111	23,516
^	Consolidated Communications Holdings Inc.	903,822	23,283
*	Vonage Holdings Corp.	3,995,833	18,261
*	8x8 Inc.	1,587,654	15,972
*	Cincinnati Bell Inc.	3,942,811	15,259
	Atlantic Tele-Network Inc.	195,882	14,854
^	Windstream Holdings Inc.	1,893,383	14,541
*	ORBCOMM Inc.	1,199,242	12,148
*,^ Iridium Communications Inc.		1,513,526	11,911
*,^ Globalstar Inc.		7,733,365	11,368
	EarthLink Holdings Corp.	1,989,762	11,282
*	United States Cellular Corp.	242,783	11,093
*	inContact Inc.	1,109,567	9,864
*	General Communication Inc. Class A	524,787	9,614
*,^ pdvWireless Inc.		246,057	8,450
*	GTT Communications Inc.	474,974	7,856
*	Hawaiian Telcom Holdco Inc.	285,273	6,718
*	FairPoint Communications Inc.	442,395	6,583
	Spok Holdings Inc.	370,156	6,481
	IDT Corp. Class B	325,747	5,078
*	Lumos Networks Corp.	385,713	4,953
*,^ Straight Path Communications Inc. Class B		141,396	4,388
*	NTELOS Holdings Corp.	329,507	3,032
*	Alaska Communications Systems Group Inc.	1,392,987	2,480
*	HC2 Holdings Inc.	515,827	1,971
*,^ Intelsat SA		507,668	1,279
*	Elephant Talk Communications Corp.	1,074,207	236
*,^ Towerstream Corp.		1,074,829	129
*	Otelco Inc. Class A	2,754	14
			10,496,238
Utilities (3.5%)
	Duke Energy Corp.	13,258,324	1,069,682
	NextEra Energy Inc.	8,867,907	1,049,428
	Southern Co.	17,488,257	904,668
	Dominion Resources Inc.	11,474,090	861,934
	Exelon Corp.	17,692,771	634,463
	American Electric Power Co. Inc.	9,426,372	625,911
	PG&E Corp.	9,458,432	564,858
	PPL Corp.	12,890,195	490,730
	Sempra Energy	4,532,455	471,602
	Public Service Enterprise Group Inc.	9,724,139	458,396
	Edison International	6,261,322	450,126
	Consolidated Edison Inc.	5,632,882	431,591
	Xcel Energy Inc.	9,715,042	406,283
	WEC Energy Group Inc.	6,043,900	363,057
	Eversource Energy	6,080,157	354,716
	DTE Energy Co.	3,433,330	311,266
	FirstEnergy Corp.	8,128,643	292,387
	Entergy Corp.	3,411,492	270,463
	American Water Works Co. Inc.	3,391,227	233,757
	Ameren Corp.	4,624,700	231,697
	CMS Energy Corp.	5,365,489	227,711
	SCANA Corp.	2,476,687	173,740
	CenterPoint Energy Inc.	7,828,126	163,764

	Alliant Energy Corp.	2,182,900	162,146
	Pinnacle West Capital Corp.	2,123,716	159,427
	AES Corp.	12,910,255	152,341
	AGL Resources Inc.	2,320,638	151,166
	Atmos Energy Corp.	1,954,264	145,124
	NiSource Inc.	6,132,723	144,487
	Westar Energy Inc. Class A	2,727,291	135,301
	UGI Corp.	3,280,613	132,176
	ITC Holdings Corp.	2,936,128	127,927
	TECO Energy Inc.	4,526,190	124,606
	ONEOK Inc.	4,032,091	120,398
	Aqua America Inc.	3,440,414	109,474
*	Calpine Corp.	6,909,837	104,822
	Great Plains Energy Inc.	2,959,804	95,454
	Piedmont Natural Gas Co. Inc.	1,558,479	93,244
	Questar Corp.	3,351,488	83,117
	Vectren Corp.	1,631,024	82,465
	NRG Energy Inc.	6,081,276	79,117
	National Fuel Gas Co.	1,536,543	76,904
	IDACORP Inc.	995,335	74,242
	WGL Holdings Inc.	946,285	68,483
	Portland General Electric Co.	1,729,832	68,311
	Hawaiian Electric Industries Inc.	2,057,597	66,666
	Cleco Corp.	1,162,684	64,192
	ONE Gas Inc.	1,037,240	63,375
	New Jersey Resources Corp.	1,687,101	61,461
	Black Hills Corp.	992,258	59,664
	NorthWestern Corp.	920,244	56,825
	Southwest Gas Corp.	860,905	56,691
	Laclede Group Inc.	799,849	54,190
	PNM Resources Inc.	1,581,421	53,326
	ALLETE Inc.	939,081	52,654
	Avista Corp.	1,231,374	50,215
	Avangrid Inc.	1,198,887	48,087
	MGE Energy Inc.	762,164	39,823
	El Paso Electric Co.	845,368	38,785
	South Jersey Industries Inc.	1,324,773	37,690
*	Dynegy Inc.	2,335,456	33,561
	Empire District Electric Co.	871,986	28,819
	Northwest Natural Gas Co.	515,059	27,736
	American States Water Co.	692,096	27,241
	Ormat Technologies Inc.	657,742	27,125
	California Water Service Group	950,548	25,399
*	Talen Energy Corp.	1,950,899	17,558
	Chesapeake Utilities Corp.	274,587	17,291
	Unitil Corp.	323,015	13,725
	TerraForm Power Inc. Class A	1,467,180	12,691
	Middlesex Water Co.	366,121	11,295
	SJW Corp.	301,436	10,957
	Connecticut Water Service Inc.	210,227	9,481
	York Water Co.	280,678	8,566
*,^ Sunrun Inc.		1,088,447	7,053
	Atlantic Power Corp.	2,208,448	5,433
	Artesian Resources Corp. Class A	170,329	4,762
	Delta Natural Gas Co. Inc.	191,073	4,423
	Genie Energy Ltd. Class B	286,954	2,184
*	Pure Cycle Corp.	481,535	2,172

	Gas Natural Inc.			266,316	2,080
	Spark Energy Inc. Class A			114,854	2,067
*,^ Cadiz Inc.				350,137	1,828
*,^ Vivint Solar Inc.				424,353	1,125
*	US Geothermal Inc.			1,581,534	1,071
					14,642,249
Total Common Stocks (Cost $302,840,207)					416,182,253
		Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
[3,4] Vanguard Market Liquidity Fund		0.495%		3,838,855,097	3,838,855

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.501%	5/3/16	500	500
5	Federal Home Loan Bank Discount Notes	0.391%	5/27/16	600	600
[5,6] Federal Home Loan Bank Discount Notes		0.411%	6/2/16	10,000	9,994
[5,6] Federal Home Loan Bank Discount Notes		0.571%	6/9/16	30,000	29,979
[5,6] Federal Home Loan Bank Discount Notes		0.520%	7/27/16	10,000	9,987
	United States Treasury Bill	0.386%	5/26/16	10,000	9,998
6	United States Treasury Bill	0.536%	6/9/16	51,000	50,983
6	United States Treasury Bill	0.431%	8/4/16	5,000	4,995
6	United States Treasury Note/Bond	0.375%	5/31/16	10,000	10,002
					127,038
Total Temporary Cash Investments (Cost $3,965,832)					3,965,893
Total Investments (100.5%) (Cost $306,806,039)					420,148,146
Other Asset and Liabilities-Net (-0.5%)[4]					(2,206,122)
Net Assets (100%)					417,942,024

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,765,858,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,864,667,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $101,045,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Total Stock Market Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	416,173,873	117	8,263
Temporary Cash Investments	3,838,855	127,038	—
Futures Contracts—Assets[1]	1,018	—	—
Futures Contracts—Liabilities[1]	(4,355)	—	—
Swap Contracts—Assets	—	2,104	—
Swap Contracts—Liabilities	—	(132)	—
Total	420,009,391	129,127	8,263
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Total Stock Market Index Fund

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	15,328	1,572,270	25,164
E-mini Russell 2000 Index	June 2016	957	106,189	3,012
E-mini S&P Mid-Cap 400 Index	June 2016	240	34,589	1,162
				29,338

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total Stock Market Index Fund

					Unrealized
			Notional	Floating Interest	Appreciation
			Amount	Rate Received	(Depreciation)
Reference Entity	Termination Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	4/6/16	GSCM	3,749	(0.442%)	(132)
Ambac Financial Group Inc.	4/12/16	GSCM	1,246	(0.440%)	17
Empire State Realty Trust Inc.	5/11/16	GSCM	15,002	(0.440%)	723
SLM Corp.	6/16/16	GSI	25,869	(0.432%)	1,364
					1,972
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At March 31, 2016, the counterparty had deposited in segregated accounts securities with a value of $2,545,000 in connection with amounts due to the fund for open swap contracts.

E. At March 31, 2016, the cost of investment securities for tax purposes was $306,814,961,000. Net unrealized appreciation of investment securities for tax purposes was $113,333,185,000, consisting of unrealized gains of $131,827,131,000 on securities that had risen in value since their purchase and $18,493,946,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (3.4%)
Dow Chemical Co.	4,510,677	229,413
EI du Pont de Nemours & Co.	3,519,685	222,867
PPG Industries Inc.	1,077,212	120,098
LyondellBasell Industries NV Class A	1,396,126	119,481
Air Products & Chemicals Inc.	783,723	112,895
International Paper Co.	1,660,494	68,147
Nucor Corp.	1,290,587	61,045
Newmont Mining Corp.	2,136,723	56,794
Alcoa Inc.	5,309,085	50,861
Freeport-McMoRan Inc.	4,667,155	48,258
Eastman Chemical Co.	567,058	40,959
Celanese Corp. Class A	594,186	38,919
Mosaic Co.	1,417,424	38,270
CF Industries Holdings Inc.	938,925	29,426
Albemarle Corp.	452,048	28,899
Ashland Inc.	254,757	28,013
Avery Dennison Corp.	361,392	26,060
FMC Corp.	538,322	21,732
Reliance Steel & Aluminum Co.	274,240	18,975
Westlake Chemical Corp.	78,383	3,629
		1,364,741
Consumer Goods (10.8%)
Procter & Gamble Co.	10,920,422	898,860
PepsiCo Inc.	5,836,278	598,102
Altria Group Inc.	3,952,910	247,689
Mondelez International Inc. Class A	6,017,969	241,441
Ford Motor Co.	15,741,969	212,517
Kimberly-Clark Corp.	1,457,251	196,015
General Motors Co.	5,612,741	176,408
General Mills Inc.	2,395,864	151,778
Johnson Controls Inc.	2,617,468	102,003
Kraft Heinz Co.	1,225,000	96,236
Archer-Daniels-Midland Co.	2,398,094	87,075
Delphi Automotive plc	1,120,668	84,073
Tyson Foods Inc. Class A	1,183,492	78,892
ConAgra Foods Inc.	1,752,957	78,217
Kellogg Co.	989,987	75,783
Dr Pepper Snapple Group Inc.	756,555	67,651
Molson Coors Brewing Co. Class B	702,192	67,537
Clorox Co.	522,700	65,892
JM Smucker Co.	459,075	59,606
Genuine Parts Co.	578,342	57,464
Whirlpool Corp.	311,850	56,239
Campbell Soup Co.	813,770	51,910
Newell Rubbermaid Inc.	1,078,551	47,769
Mattel Inc.	1,372,868	46,156
Coach Inc.	1,121,375	44,956
Coca-Cola Enterprises Inc.	826,414	41,932

	Hasbro Inc.	453,730	36,344
	Lear Corp.	300,754	33,435
	PVH Corp.	330,575	32,747
	Stanley Black & Decker Inc.	306,918	32,291
	Bunge Ltd.	569,330	32,264
	PulteGroup Inc.	1,265,872	23,684
	DR Horton Inc.	707,508	21,388
	Leucadia National Corp.	1,317,022	21,296
*	Edgewell Personal Care Co.	239,093	19,254
	Lennar Corp. Class A	380,315	18,392
	Goodyear Tire & Rubber Co.	538,657	17,765
	Ralph Lauren Corp. Class A	116,637	11,227
*,^ Pilgrim's Pride Corp.		256,857	6,524
	Lennar Corp. Class B	1,431	55
			4,238,867
Consumer Services (6.8%)
	CVS Health Corp.	4,435,477	460,092
	Wal-Mart Stores Inc.	6,464,351	442,743
	Target Corp.	2,487,492	204,671
	Delta Air Lines Inc.	3,143,448	153,023
	McKesson Corp.	922,999	145,142
	Kroger Co.	3,738,945	143,015
	Time Warner Inc.	1,515,538	109,952
	Cardinal Health Inc.	1,329,815	108,978
*	eBay Inc.	4,521,455	107,882
	Sysco Corp.	2,051,825	95,882
*	United Continental Holdings Inc.	1,451,544	86,889
	Omnicom Group Inc.	967,473	80,523
	AmerisourceBergen Corp. Class A	788,180	68,217
	Viacom Inc. Class B	1,368,951	56,510
	Macy's Inc.	1,269,378	55,967
	Carnival Corp.	834,115	44,016
	Best Buy Co. Inc.	1,176,310	38,160
	Interpublic Group of Cos. Inc.	1,623,780	37,266
	Kohl's Corp.	766,927	35,747
	Darden Restaurants Inc.	464,978	30,828
	Aramark	928,746	30,760
	Staples Inc.	2,592,641	28,597
	Gap Inc.	892,634	26,244
	News Corp. Class A	2,008,491	25,648
*	Rite Aid Corp.	2,107,707	17,178
*	Bed Bath & Beyond Inc.	313,906	15,582
^	Wynn Resorts Ltd.	164,052	15,327
*	Hertz Global Holdings Inc.	381,765	4,020
	News Corp. Class B	12,704	168
			2,669,027
Financials (21.7%)
*	Berkshire Hathaway Inc. Class B	7,711,183	1,094,063
	Wells Fargo & Co.	18,448,723	892,180
	JPMorgan Chase & Co.	14,819,715	877,624
	Bank of America Corp.	41,692,492	563,683
	Citigroup Inc.	11,427,131	477,083
	US Bancorp	6,664,228	270,501
	Goldman Sachs Group Inc.	1,534,888	240,947
	American International Group Inc.	4,409,176	238,316
	Chubb Ltd.	1,768,903	210,765

American Express Co.	3,308,781	203,159
PNC Financial Services Group Inc.	2,050,422	173,404
MetLife Inc.	3,542,531	155,659
Bank of New York Mellon Corp.	4,192,511	154,410
Morgan Stanley	5,931,244	148,340
Capital One Financial Corp.	2,129,493	147,595
Travelers Cos. Inc.	1,191,050	139,007
Prudential Financial Inc.	1,825,111	131,810
CME Group Inc.	1,297,520	124,627
BB&T Corp.	3,150,112	104,804
Allstate Corp.	1,527,514	102,909
Aflac Inc.	1,550,845	97,920
* Synchrony Financial	3,366,893	96,495
State Street Corp.	1,534,457	89,796
Discover Financial Services	1,672,474	85,162
Progressive Corp.	2,242,298	78,794
Hartford Financial Services Group Inc.	1,653,975	76,215
SunTrust Banks Inc.	2,039,073	73,570
M&T Bank Corp.	578,170	64,177
Willis Towers Watson plc	529,692	62,853
Ameriprise Financial Inc.	648,235	60,941
Northern Trust Corp.	886,945	57,802
Franklin Resources Inc.	1,435,806	56,068
Fifth Third Bancorp	3,207,373	53,531
Host Hotels & Resorts Inc.	2,964,209	49,502
Principal Financial Group Inc.	1,177,585	46,456
Citizens Financial Group Inc.	2,130,491	44,634
Loews Corp.	1,163,617	44,520
XL Group plc Class A	1,202,371	44,247
Cincinnati Financial Corp.	628,671	41,090
Regions Financial Corp.	5,199,944	40,820
First Republic Bank	590,133	39,327
Annaly Capital Management Inc.	3,827,659	39,272
Western Union Co.	2,026,613	39,093
Lincoln National Corp.	973,272	38,152
KeyCorp	3,374,996	37,260
FNF Group	1,065,125	36,108
Everest Re Group Ltd.	174,061	34,365
* Arch Capital Group Ltd.	470,848	33,477
* Ally Financial Inc.	1,756,779	32,887
Nasdaq Inc.	463,153	30,744
Huntington Bancshares Inc.	3,210,208	30,625
HCP Inc.	937,710	30,551
Unum Group	962,308	29,755
New York Community Bancorp Inc.	1,855,837	29,508
Comerica Inc.	711,920	26,960
Invesco Ltd.	840,779	25,871
Torchmark Corp.	471,962	25,561
Reinsurance Group of America Inc. Class A	264,860	25,493
American Capital Agency Corp.	1,359,494	25,327
CIT Group Inc.	809,616	25,122
Voya Financial Inc.	839,081	24,979
Kimco Realty Corp.	790,913	22,763
WR Berkley Corp.	371,257	20,865
Axis Capital Holdings Ltd.	362,884	20,126
Zions Bancorporation	822,930	19,923
People's United Financial Inc.	1,249,669	19,907

* Alleghany Corp.	29,684	14,729
Raymond James Financial Inc.	257,302	12,250
Assurant Inc.	130,262	10,050
Navient Corp.	693,434	8,300
Legg Mason Inc.	217,780	7,553
* Berkshire Hathaway Inc. Class A	14	2,988
* Santander Consumer USA Holdings Inc.	217,055	2,277
		8,537,647
Health Care (12.7%)
Johnson & Johnson	11,141,707	1,205,533
Pfizer Inc.	24,925,200	738,783
Merck & Co. Inc.	11,279,696	596,809
UnitedHealth Group Inc.	3,838,663	494,804
Eli Lilly & Co.	4,019,630	289,454
Abbott Laboratories	5,948,638	248,831
Bristol-Myers Squibb Co.	3,370,453	215,305
Aetna Inc.	1,411,611	158,594
Anthem Inc.	1,055,341	146,682
Cigna Corp.	1,032,814	141,743
Humana Inc.	598,869	109,563
* HCA Holdings Inc.	1,399,204	109,208
* Boston Scientific Corp.	5,444,343	102,408
* Express Scripts Holding Co.	1,348,740	92,645
Baxter International Inc.	2,208,752	90,736
Zimmer Biomet Holdings Inc.	731,942	78,047
St. Jude Medical Inc.	1,088,008	59,840
Quest Diagnostics Inc.	578,999	41,369
* Hologic Inc.	1,031,990	35,604
* Endo International plc	912,245	25,680
Universal Health Services Inc. Class B	182,140	22,716
Patterson Cos. Inc.	340,413	15,839
		5,020,193
Industrials (12.0%)
General Electric Co.	38,107,995	1,211,453
Honeywell International Inc.	2,951,079	330,668
United Technologies Corp.	3,039,664	304,270
Lockheed Martin Corp.	1,048,468	232,236
Caterpillar Inc.	2,351,317	179,970
Boeing Co.	1,270,699	161,303
Raytheon Co.	1,207,297	148,051
Northrop Grumman Corp.	730,699	144,605
Emerson Electric Co.	2,596,793	141,214
General Dynamics Corp.	1,068,012	140,305
Illinois Tool Works Inc.	1,248,574	127,904
Eaton Corp. plc	1,852,981	115,922
Waste Management Inc.	1,799,523	106,172
Norfolk Southern Corp.	1,204,103	100,242
CSX Corp.	3,889,005	100,142
TE Connectivity Ltd.	1,492,673	92,426
Deere & Co.	1,145,964	88,228
FedEx Corp.	528,699	86,030
PACCAR Inc.	1,418,785	77,593
Cummins Inc.	703,886	77,385
Ingersoll-Rand plc	1,037,116	64,312
Tyco International plc	1,714,592	62,943
Parker-Hannifin Corp.	545,582	60,603

	Rockwell Collins Inc.	529,580	48,833
	Xerox Corp.	3,885,611	43,363
	Republic Services Inc. Class A	905,404	43,142
	Ball Corp.	571,095	40,713
	Dover Corp.	625,997	40,270
	WestRock Co.	1,025,193	40,013
	L-3 Communications Holdings Inc.	285,126	33,787
	Fluor Corp.	561,467	30,151
	Xylem Inc.	722,538	29,552
*	Crown Holdings Inc.	561,575	27,849
	ADT Corp.	665,908	27,475
	ManpowerGroup Inc.	292,225	23,793
*	Arrow Electronics Inc.	366,417	23,601
	Avnet Inc.	530,059	23,482
	Flowserve Corp.	524,615	23,298
*	Jacobs Engineering Group Inc.	493,631	21,498
	Allison Transmission Holdings Inc.	623,004	16,809
	Owens Corning	221,940	10,493
	AGCO Corp.	146,323	7,272
	Chicago Bridge & Iron Co. NV	105,143	3,847
			4,713,218
Oil & Gas (10.2%)
	Exxon Mobil Corp.	16,767,930	1,401,631
	Chevron Corp.	7,603,762	725,399
	Occidental Petroleum Corp.	3,083,878	211,030
	ConocoPhillips	4,991,574	201,011
	Schlumberger Ltd.	2,530,132	186,597
	Phillips 66	1,810,332	156,757
	Valero Energy Corp.	1,899,425	121,829
	Halliburton Co.	3,292,586	117,611
	Spectra Energy Corp.	2,711,392	82,969
	Marathon Petroleum Corp.	2,152,029	80,012
	Baker Hughes Inc.	1,767,984	77,491
	Apache Corp.	1,526,395	74,503
	Kinder Morgan Inc.	3,829,568	68,396
	Hess Corp.	1,143,832	60,223
*	Cameron International Corp.	773,738	51,879
	Devon Energy Corp.	1,854,447	50,886
	National Oilwell Varco Inc.	1,517,421	47,192
	Tesoro Corp.	486,155	41,814
	Columbia Pipeline Group Inc.	1,614,587	40,526
	Marathon Oil Corp.	3,320,494	36,990
*	Weatherford International plc	3,542,745	27,563
	HollyFrontier Corp.	711,110	25,116
*	FMC Technologies Inc.	917,330	25,098
	Helmerich & Payne Inc.	413,381	24,274
	OGE Energy Corp.	804,484	23,032
	Williams Cos. Inc.	1,362,331	21,893
	Murphy Oil Corp.	330,475	8,325
	Energen Corp.	196,254	7,181
	Oceaneering International Inc.	197,598	6,568
^	Transocean Ltd.	699,372	6,392
	California Resources Corp.	112,475	116
			4,010,304
Other (0.0%)[2]
*	Safeway Inc CVR (Casa Ley) Expire 1/30/2018	376	—

*	Safeway Inc CVR (PDC) Expire 1/30/2017	376	—
			—
Technology (10.8%)
	Microsoft Corp.	30,339,158	1,675,632
	Intel Corp.	19,074,421	617,057
	Cisco Systems Inc.	20,318,615	578,471
	International Business Machines Corp.	3,491,896	528,848
	Hewlett Packard Enterprise Co.	7,024,575	124,546
	Corning Inc.	4,493,410	93,867
	HP Inc.	6,971,895	85,894
	SanDisk Corp.	811,656	61,751
	Symantec Corp.	2,633,589	48,405
	Applied Materials Inc.	2,282,992	48,354
	Motorola Solutions Inc.	633,630	47,966
	Western Digital Corp.	892,919	42,181
	Seagate Technology plc	1,195,121	41,172
	Harris Corp.	503,514	39,204
	CA Inc.	1,262,651	38,877
	NetApp Inc.	1,181,168	32,234
*	Synopsys Inc.	610,404	29,568
	Juniper Networks Inc.	732,108	18,676
	Garmin Ltd.	459,656	18,368
*	Nuance Communications Inc.	980,174	18,319
	Marvell Technology Group Ltd.	1,771,852	18,268
*	IMS Health Holdings Inc.	465,138	12,349
	Computer Sciences Corp.	279,423	9,609
	CSRA Inc.	326,602	8,786
			4,238,402
Telecommunications (5.1%)
	AT&T Inc.	24,837,232	972,874
	Verizon Communications Inc.	16,449,295	889,578
	CenturyLink Inc.	2,196,042	70,186
*	T-Mobile US Inc.	1,156,640	44,299
	Frontier Communications Corp.	4,705,666	26,305
*,^ Sprint Corp.		2,391,344	8,322
			2,011,564
Utilities (6.3%)
	Duke Energy Corp.	2,779,389	224,241
	NextEra Energy Inc.	1,859,853	220,095
	Southern Co.	3,670,106	189,855
	Dominion Resources Inc.	2,403,896	180,581
	Exelon Corp.	3,714,482	133,201
	American Electric Power Co. Inc.	1,982,824	131,659
	PG&E Corp.	1,989,941	118,839
	PPL Corp.	2,716,838	103,430
	Sempra Energy	952,117	99,068
	Public Service Enterprise Group Inc.	2,043,016	96,308
	Edison International	1,315,576	94,577
	Consolidated Edison Inc.	1,185,480	90,831
	Xcel Energy Inc.	2,049,479	85,709
	WEC Energy Group Inc.	1,274,714	76,572
	Eversource Energy	1,280,830	74,724
	DTE Energy Co.	724,687	65,700
	FirstEnergy Corp.	1,710,622	61,531
	Entergy Corp.	720,295	57,105
	American Water Works Co. Inc.	719,125	49,569

Ameren Corp.			979,786	49,087
CMS Energy Corp.			1,122,432	47,636
SCANA Corp.			519,627	36,452
CenterPoint Energy Inc.			1,651,322	34,546
Alliant Energy Corp.			458,457	34,054
Pinnacle West Capital Corp.			448,575	33,675
AES Corp.			2,666,440	31,464
NiSource Inc.			1,292,382	30,448
ONEOK Inc.			845,908	25,259
Avangrid Inc.			243,868	9,782
				2,485,998
Total Common Stocks (Cost $33,966,754)				39,289,961
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[3,4] Vanguard Market Liquidity Fund	0.495%		31,159,000	31,159

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Fannie Mae Discount Notes	0.250%	4/20/16	3,000	3,000
[6,7] Federal Home Loan Bank Discount Notes	0.471%	8/10/16	1,000	998
5 Freddie Mac Discount Notes	0.220%	4/15/16	2,900	2,900
				6,898
Total Temporary Cash Investments (Cost $38,057)				38,057
Total Investments (99.9%) (Cost $34,004,811)				39,328,018
Other Assets and Liabilities-Net (0.1%)[4]				30,185
Net Assets (100%)				39,358,203

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,894,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $19,620,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $2,798,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Value Index Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	39,289,961	—	—
Temporary Cash Investments	31,159	6,898	—
Futures Contracts—Liabilities[1]	(107)	—	—
Total	39,321,013	6,898	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Value Index Fund

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	577	59,186	191

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $34,004,811,000. Net unrealized appreciation of investment securities for tax purposes was $5,323,207,000, consisting of unrealized gains of $6,933,729,000 on securities that had risen in value since their purchase and $1,610,522,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of March 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (1.0%)
	Praxair Inc.	1,602,160	183,367
	Ecolab Inc.	1,495,044	166,727
	Airgas Inc.	366,335	51,888
	International Flavors & Fragrances Inc.	451,120	51,324
*	WR Grace & Co.	396,532	28,225
*	Axalta Coating Systems Ltd.	812,032	23,712
	Westlake Chemical Corp.	109,719	5,080
			510,323
Consumer Goods (11.5%)
	Coca-Cola Co.	21,920,223	1,016,879
	Philip Morris International Inc.	8,715,946	855,122
	NIKE Inc. Class B	7,593,910	466,798
	Colgate-Palmolive Co.	5,022,592	354,846
	Altria Group Inc.	5,507,724	345,114
	Reynolds American Inc.	4,816,662	242,326
	Monsanto Co.	2,476,776	217,312
	Constellation Brands Inc. Class A	939,802	141,995
	Kraft Heinz Co.	1,706,867	134,092
*,^ Tesla Motors Inc.		557,186	128,025
	VF Corp.	1,918,936	124,270
	Estee Lauder Cos. Inc. Class A	1,248,566	117,752
*	Monster Beverage Corp.	861,666	114,929
*	Electronic Arts Inc.	1,653,518	109,314
	Activision Blizzard Inc.	3,086,262	104,439
	Mead Johnson Nutrition Co.	1,049,455	89,172
*	Under Armour Inc. Class A	1,021,199	86,628
	Hershey Co.	790,163	72,766
*	Jarden Corp.	1,176,785	69,372
*	Mohawk Industries Inc.	353,246	67,435
	Church & Dwight Co. Inc.	729,282	67,225
	McCormick & Co. Inc.	648,551	64,518
	Hormel Foods Corp.	1,485,390	64,228
	Hanesbrands Inc.	2,201,913	62,402
*	Michael Kors Holdings Ltd.	958,259	54,583
	Harley-Davidson Inc.	1,034,498	53,101
	Brown-Forman Corp. Class B	525,364	51,733
	Snap-on Inc.	326,568	51,268
*	LKQ Corp.	1,549,181	49,465
	BorgWarner Inc.	1,229,107	47,198
	Stanley Black & Decker Inc.	428,432	45,075
*,^ lululemon athletica Inc.		537,469	36,392
*	NVR Inc.	20,735	35,921
	Harman International Industries Inc.	399,936	35,610
	Polaris Industries Inc.	346,835	34,156
*	WABCO Holdings Inc.	303,320	32,431
	DR Horton Inc.	999,119	30,203
	Lennar Corp. Class A	535,803	25,912
*	WhiteWave Foods Co. Class A	502,250	20,412

	Ralph Lauren Corp. Class A	163,351	15,724
^	Coty Inc. Class A	234,110	6,515
*,^ Fitbit Inc. Class A		173,156	2,623
	Lennar Corp. Class B	180	7
			5,745,288
Consumer Services (22.5%)
*	Amazon.com Inc.	2,119,000	1,257,923
	Home Depot Inc.	7,132,582	951,700
	Comcast Corp. Class A	13,686,730	835,985
	Walt Disney Co.	8,260,705	820,371
	McDonald's Corp.	5,072,062	637,457
	Starbucks Corp.	7,899,435	471,596
	Walgreens Boots Alliance Inc.	4,854,953	408,981
	Lowe's Cos. Inc.	5,148,331	389,986
	Costco Wholesale Corp.	2,474,178	389,881
*	Priceline Group Inc.	279,130	359,787
	Time Warner Cable Inc.	1,593,677	326,098
	TJX Cos. Inc.	3,578,647	280,387
*	Netflix Inc.	2,287,337	233,834
	Twenty-First Century Fox Inc. Class A	6,818,082	190,088
	Yum! Brands Inc.	2,184,152	178,773
	Southwest Airlines Co.	3,589,444	160,807
	Time Warner Inc.	2,111,351	153,179
*	O'Reilly Automotive Inc.	527,195	144,272
	American Airlines Group Inc.	3,392,400	139,122
*	AutoZone Inc.	169,953	135,400
	Ross Stores Inc.	2,278,696	131,937
	CBS Corp. Class B	2,294,370	126,397
	Dollar General Corp.	1,473,155	126,102
	L Brands Inc.	1,384,229	121,549
	Las Vegas Sands Corp.	2,239,113	115,717
*	Dollar Tree Inc.	1,255,272	103,510
	Nielsen Holdings plc	1,934,806	101,887
*,^ Charter Communications Inc. Class A		411,336	83,267
	Royal Caribbean Cruises Ltd.	977,734	80,321
*	Chipotle Mexican Grill Inc. Class A	168,900	79,547
	Starwood Hotels & Resorts Worldwide Inc.	948,644	79,145
	Expedia Inc.	697,176	75,170
	Hilton Worldwide Holdings Inc.	3,053,203	68,758
	Tractor Supply Co.	751,800	68,008
	Marriott International Inc. Class A	926,230	65,929
*	Ulta Salon Cosmetics & Fragrance Inc.	340,203	65,911
*	Liberty Interactive Corp. QVC Group Class A	2,497,364	63,058
	Advance Auto Parts Inc.	391,087	62,707
	Carnival Corp.	1,161,071	61,270
	Alaska Air Group Inc.	701,196	57,512
	Whole Foods Market Inc.	1,844,185	57,373
*	CarMax Inc.	1,100,252	56,223
*	DISH Network Corp. Class A	1,205,698	55,776
	Signet Jewelers Ltd.	447,079	55,451
	Twenty-First Century Fox Inc.	1,947,833	54,929
*	MGM Resorts International	2,534,144	54,332
	Foot Locker Inc.	771,635	49,770
*	Norwegian Cruise Line Holdings Ltd.	896,414	49,563
	Wyndham Worldwide Corp.	632,438	48,337
*	IHS Inc. Class A	378,936	47,049
*	Sirius XM Holdings Inc.	11,459,572	45,265

Tiffany & Co.	612,571	44,950
* TripAdvisor Inc.	636,608	42,334
^ Nordstrom Inc.	682,715	39,058
* Liberty Media Corp.	999,662	38,077
H&R Block Inc.	1,383,795	36,560
* Discovery Communications Inc.	1,352,104	36,507
FactSet Research Systems Inc.	219,940	33,328
Scripps Networks Interactive Inc. Class A	452,240	29,622
Williams-Sonoma Inc.	454,548	24,882
* Discovery Communications Inc. Class A	851,718	24,385
* Bed Bath & Beyond Inc.	436,777	21,682
^ Wynn Resorts Ltd.	231,475	21,627
* AutoNation Inc.	421,939	19,696
Cablevision Systems Corp. Class A	594,194	19,608
* Liberty Media Corp. Class A	487,815	18,844
* Hyatt Hotels Corp. Class A	139,001	6,879
* Hertz Global Holdings Inc.	530,825	5,590
CBS Corp. Class A	2,760	161
		11,241,187
Financials (12.3%)
Visa Inc. Class A	10,796,207	825,694
MasterCard Inc. Class A	5,516,071	521,269
Simon Property Group Inc.	1,740,698	361,525
American Tower Corporation	2,382,338	243,880
Public Storage	827,823	228,338
BlackRock Inc.	599,549	204,188
Charles Schwab Corp.	6,685,035	187,315
Marsh & McLennan Cos. Inc.	2,931,932	178,232
Crown Castle International Corp.	1,877,515	162,405
Aon plc	1,519,298	158,691
Intercontinental Exchange Inc.	668,767	157,254
Equity Residential	2,054,201	154,127
McGraw Hill Financial Inc.	1,492,470	147,725
AvalonBay Communities Inc.	770,098	146,473
Welltower Inc.	1,997,994	138,541
Weyerhaeuser Co.	4,441,145	137,587
Prologis Inc.	2,948,529	130,266
Ventas Inc.	1,890,923	119,052
Equinix Inc.	348,661	115,306
Boston Properties Inc.	864,254	109,829
T. Rowe Price Group Inc.	1,326,791	97,466
Vornado Realty Trust	955,129	90,193
Moody's Corp.	931,306	89,927
General Growth Properties Inc.	2,976,701	88,497
Realty Income Corp.	1,408,482	88,044
Essex Property Trust Inc.	371,221	86,814
Equifax Inc.	667,315	76,267
Digital Realty Trust Inc.	822,667	72,798
Macerich Co.	838,471	66,440
* Markel Corp.	74,503	66,425
Federal Realty Investment Trust	397,547	62,037
Extra Space Storage Inc.	659,320	61,620
UDR Inc.	1,473,602	56,778
SL Green Realty Corp.	560,734	54,324
* Affiliated Managers Group Inc.	303,488	49,286
* CBRE Group Inc. Class A	1,596,793	46,019
VEREIT Inc.	5,086,666	45,119

TD Ameritrade Holding Corp.	1,353,570	42,678
HCP Inc.	1,308,531	42,632
Camden Property Trust	488,689	41,094
* E*TRADE Financial Corp.	1,589,269	38,921
MSCI Inc. Class A	519,425	38,479
Alexandria Real Estate Equities Inc.	413,288	37,564
Iron Mountain Inc.	1,068,281	36,225
Invesco Ltd.	1,170,478	36,016
SEI Investments Co.	827,969	35,644
Kimco Realty Corp.	1,103,626	31,762
* Realogy Holdings Corp.	833,851	30,110
Jones Lang LaSalle Inc.	253,377	29,726
Lazard Ltd. Class A	729,502	28,305
Brixmor Property Group Inc.	1,090,664	27,943
Raymond James Financial Inc.	357,294	17,011
* LendingClub Corp.	857,661	7,119
		6,146,980
Health Care (14.5%)
Gilead Sciences Inc.	7,689,324	706,341
Amgen Inc.	4,230,966	634,349
* Allergan plc	2,217,178	594,270
Medtronic plc	7,910,450	593,284
AbbVie Inc.	9,064,172	517,745
* Celgene Corp.	4,397,418	440,138
* Biogen Inc.	1,230,252	320,259
Thermo Fisher Scientific Inc.	2,229,535	315,680
Bristol-Myers Squibb Co.	4,694,859	299,908
Becton Dickinson and Co.	1,191,449	180,886
Stryker Corp.	1,678,448	180,081
* Alexion Pharmaceuticals Inc.	1,203,968	167,616
* Regeneron Pharmaceuticals Inc.	434,049	156,449
Baxalta Inc.	3,640,343	147,070
* Illumina Inc.	823,728	133,535
* Express Scripts Holding Co.	1,879,333	129,091
* Intuitive Surgical Inc.	210,334	126,421
Zoetis Inc.	2,517,954	111,621
* Vertex Pharmaceuticals Inc.	1,386,289	110,196
* Mylan NV	2,352,119	109,021
* Edwards Lifesciences Corp.	1,207,602	106,523
Perrigo Co. plc	782,658	100,125
CR Bard Inc.	415,060	84,120
DENTSPLY SIRONA Inc.	1,359,188	83,767
* Henry Schein Inc.	461,174	79,612
* BioMarin Pharmaceutical Inc.	861,194	71,031
* DaVita HealthCare Partners Inc.	948,873	69,628
* Laboratory Corp. of America Holdings	568,942	66,640
* Incyte Corp.	894,475	64,823
* Waters Corp.	436,073	57,527
* Centene Corp.	907,853	55,897
ResMed Inc.	787,259	45,519
* Varian Medical Systems Inc.	536,797	42,954
* Jazz Pharmaceuticals plc	326,713	42,652
* Medivation Inc.	920,280	42,314
Cooper Cos. Inc.	271,933	41,870
* IDEXX Laboratories Inc.	503,907	39,466
* Mallinckrodt plc	629,116	38,552
Universal Health Services Inc. Class B	254,009	31,680

* Alkermes plc	856,448	29,282
* Quintiles Transnational Holdings Inc.	436,239	28,399
* Alnylam Pharmaceuticals Inc.	410,593	25,773
* Envision Healthcare Holdings Inc.	1,061,889	21,663
		7,243,778
Industrials (11.1%)
3M Co.	3,403,716	567,161
United Parcel Service Inc. Class B	3,882,775	409,516
Accenture plc Class A	3,532,677	407,671
Union Pacific Corp.	4,761,699	378,793
Danaher Corp.	3,286,216	311,731
* PayPal Holdings Inc.	6,532,935	252,171
Boeing Co.	1,769,940	224,676
Automatic Data Processing Inc.	2,444,323	219,280
* Fiserv Inc.	1,254,265	128,663
Sherwin-Williams Co.	441,250	125,611
FedEx Corp.	736,670	119,871
Roper Technologies Inc.	567,257	103,678
Fidelity National Information Services Inc.	1,587,776	100,522
Amphenol Corp. Class A	1,733,496	100,231
Paychex Inc.	1,828,145	98,738
Rockwell Automation Inc.	739,685	84,139
Vulcan Materials Co.	749,620	79,137
^ Fastenal Co.	1,540,880	75,503
* LinkedIn Corp. Class A	658,071	75,250
^ WW Grainger Inc.	317,684	74,157
Agilent Technologies Inc.	1,842,675	73,431
* FleetCor Technologies Inc.	492,230	73,219
* Alliance Data Systems Corp.	316,488	69,627
* Verisk Analytics Inc. Class A	850,216	67,949
AMETEK Inc.	1,324,084	66,178
* TransDigm Group Inc.	285,568	62,922
* Stericycle Inc.	477,754	60,288
CH Robinson Worldwide Inc.	807,444	59,937
Masco Corp.	1,877,239	59,039
Martin Marietta Materials Inc.	361,639	57,685
Pentair plc	1,013,340	54,984
Acuity Brands Inc.	246,202	53,707
Sealed Air Corp.	1,101,759	52,895
* Mettler-Toledo International Inc.	151,688	52,296
Kansas City Southern	609,892	52,115
Textron Inc.	1,371,958	50,022
Expeditors International of Washington Inc.	1,023,656	49,965
Fortune Brands Home & Security Inc.	885,905	49,646
* Vantiv Inc. Class A	874,006	47,091
Total System Services Inc.	926,801	44,097
Cintas Corp.	486,296	43,674
JB Hunt Transport Services Inc.	507,160	42,723
Wabtec Corp.	490,903	38,924
* Sensata Technologies Holding NV	957,608	37,194
* Trimble Navigation Ltd.	1,410,516	34,981
Hubbell Inc. Class B	308,648	32,695
Robert Half International Inc.	700,489	32,629
* United Rentals Inc.	511,359	31,801
Macquarie Infrastructure Corp.	409,311	27,604
B/E Aerospace Inc.	587,563	27,098
FLIR Systems Inc.	798,361	26,306

	Global Payments Inc.	369,501	24,128
	Owens Corning	316,151	14,948
*	First Data Corp. Class A	1,027,321	13,294
	Chicago Bridge & Iron Co. NV	147,334	5,391
			5,526,982
Oil & Gas (2.7%)
	Schlumberger Ltd.	3,524,254	259,914
	EOG Resources Inc.	3,092,768	224,473
	Anadarko Petroleum Corp.	2,860,462	133,212
	Pioneer Natural Resources Co.	919,365	129,391
	Kinder Morgan Inc.	5,337,306	95,324
	Noble Energy Inc.	2,410,814	75,724
*	Concho Resources Inc.	727,121	73,468
	EQT Corp.	897,716	60,380
	Cabot Oil & Gas Corp.	2,574,105	58,458
	Cimarex Energy Co.	533,068	51,852
*	Cheniere Energy Inc.	1,059,585	35,846
^	Range Resources Corp.	953,441	30,872
	Williams Cos. Inc.	1,896,758	30,481
^	Core Laboratories NV	238,152	26,771
*,^ Antero Resources Corp.		856,648	21,305
*	Continental Resources Inc.	530,344	16,101
			1,323,572
Technology (24.0%)
	Apple Inc.	29,631,730	3,229,562
*	Facebook Inc. Class A	12,264,807	1,399,414
*	Alphabet Inc. Class A	1,644,310	1,254,444
*	Alphabet Inc. Class C	1,648,524	1,228,068
	Oracle Corp.	17,725,616	725,155
	QUALCOMM Inc.	8,409,729	430,074
	Broadcom Ltd.	2,197,718	339,547
	Texas Instruments Inc.	5,655,694	324,750
	EMC Corp.	10,954,602	291,940
*	salesforce.com inc	3,547,844	261,937
*	Adobe Systems Inc.	2,662,659	249,757
*	Cognizant Technology Solutions Corp. Class A	3,420,120	214,442
*	Yahoo! Inc.	4,780,955	175,987
	Intuit Inc.	1,372,627	142,767
	Analog Devices Inc.	1,744,520	103,258
	NVIDIA Corp.	2,876,257	102,481
*	Cerner Corp.	1,720,351	91,110
	Skyworks Solutions Inc.	1,077,546	83,941
*	Red Hat Inc.	1,026,664	76,497
*	Palo Alto Networks Inc.	458,805	74,849
*	Autodesk Inc.	1,266,666	73,859
	Lam Research Corp.	893,181	73,777
	Xilinx Inc.	1,436,558	68,136
	Applied Materials Inc.	3,178,380	67,318
*	Citrix Systems Inc.	822,348	64,620
	KLA-Tencor Corp.	875,023	63,710
*	Micron Technology Inc.	5,832,405	61,065
	Linear Technology Corp.	1,345,503	59,956
	Maxim Integrated Products Inc.	1,610,008	59,216
*	Akamai Technologies Inc.	950,225	52,804
	Microchip Technology Inc.	1,086,776	52,383
*	ServiceNow Inc.	849,195	51,954

*	Twitter Inc.			3,071,593	50,835
	*,^ VeriSign Inc.			523,052	46,311
*	Workday Inc. Class A			598,059	45,955
*	ANSYS Inc.			495,871	44,361
*	F5 Networks Inc.			386,421	40,903
*	Gartner Inc.			439,794	39,296
*	Qorvo Inc.			770,746	38,853
*	Splunk Inc.			731,871	35,810
	Juniper Networks Inc.			1,021,708	26,064
	*,^ VMware Inc. Class A			451,900	23,639
	CDK Global Inc.			436,589	20,323
	*,^ NetSuite Inc.			226,859	15,538
	CSRA Inc.			456,133	12,270
*	Premier Inc. Class A			254,562	8,492
					11,997,428
	Telecommunications (0.3%)
*	Level 3 Communications Inc.			1,602,317	84,682
*	SBA Communications Corp. Class A			709,172	71,038
*	Zayo Group Holdings Inc.			616,955	14,955
					170,675
	Utilities (0.1%)
*	Calpine Corp.			2,005,030	30,416

	Total Common Stocks (Cost $33,579,535)				49,936,629
		Coupon
	Temporary Cash Investments (0.5%)[1]
	Money Market Fund (0.5%)
	[2,3] Vanguard Market Liquidity Fund	0.495%		250,891,248	250,891

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	[4,5] Federal Home Loan Bank Discount Notes	0.617%	6/10/16	2,000	1,999
5	United States Treasury Bill	0.536%	6/9/16	3,000	2,999
					4,998
	Total Temporary Cash Investments (Cost $255,886)				255,889
	Total Investments (100.5%) (Cost $33,835,421)				50,192,518
	Other Assets and Liabilities-Net (-0.5%)[3]				(234,013)
	Net Assets (100%)				49,958,505

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $219,659,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $224,825,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,599,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Growth Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	49,936,629	—	—
Temporary Cash Investments	250,891	4,998	—
Futures Contracts—Assets[1]	28	—	—
Futures Contracts—Liabilities[1]	(122)	—	—
Total	50,187,426	4,998	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	381	39,081	98

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $33,835,421,000. Net unrealized appreciation of investment securities for tax purposes was $16,357,097,000, consisting of unrealized gains of $17,265,114,000 on securities that had risen in value since their purchase and $908,017,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.3%)
Dow Chemical Co.	680,540	34,612
EI du Pont de Nemours & Co.	532,824	33,738
Praxair Inc.	174,191	19,936
PPG Industries Inc.	162,443	18,111
LyondellBasell Industries NV Class A	210,597	18,023
Ecolab Inc.	161,608	18,022
Air Products & Chemicals Inc.	117,918	16,986
International Paper Co.	252,402	10,359
Nucor Corp.	194,700	9,209
Newmont Mining Corp.	322,405	8,570
Alcoa Inc.	798,396	7,649
Freeport-McMoRan Inc.	705,245	7,292
Eastman Chemical Co.	85,822	6,199
Celanese Corp. Class A	89,628	5,871
Mosaic Co.	214,041	5,779
Airgas Inc.	39,615	5,611
International Flavors & Fragrances Inc.	48,931	5,567
CF Industries Holdings Inc.	142,401	4,463
Albemarle Corp.	68,524	4,381
Ashland Inc.	38,431	4,226
Avery Dennison Corp.	55,696	4,016
FMC Corp.	81,896	3,306
* WR Grace & Co.	43,087	3,067
Reliance Steel & Aluminum Co.	41,549	2,875
* Axalta Coating Systems Ltd.	86,953	2,539
Westlake Chemical Corp.	24,351	1,127
		261,534
Consumer Goods (11.1%)
Procter & Gamble Co.	1,649,065	135,735
Coca-Cola Co.	2,375,576	110,203
Philip Morris International Inc.	944,701	92,685
PepsiCo Inc.	881,253	90,311
Altria Group Inc.	1,193,507	74,785
NIKE Inc. Class B	822,455	50,556
Colgate-Palmolive Co.	545,423	38,534
Mondelez International Inc. Class A	907,997	36,429
Ford Motor Co.	2,376,569	32,084
Kimberly-Clark Corp.	220,672	29,683
Kraft Heinz Co.	369,952	29,063
General Motors Co.	846,780	26,614
Reynolds American Inc.	521,462	26,235
Monsanto Co.	268,491	23,557
General Mills Inc.	361,452	22,898
Constellation Brands Inc. Class A	101,855	15,389
Johnson Controls Inc.	393,898	15,350
*,^ Tesla Motors Inc.	60,378	13,873
VF Corp.	207,529	13,440
Archer-Daniels-Midland Co.	362,929	13,178

	Delphi Automotive plc	170,406	12,784
	Estee Lauder Cos. Inc. Class A	135,367	12,766
*	Monster Beverage Corp.	93,151	12,424
	Tyson Foods Inc. Class A	179,904	11,992
*	Electronic Arts Inc.	179,695	11,880
	ConAgra Foods Inc.	263,413	11,753
	Kellogg Co.	149,324	11,431
	Activision Blizzard Inc.	334,172	11,308
	Dr Pepper Snapple Group Inc.	114,954	10,279
	Molson Coors Brewing Co. Class B	106,031	10,198
	Clorox Co.	78,569	9,904
	Stanley Black & Decker Inc.	92,835	9,767
	Mead Johnson Nutrition Co.	113,507	9,645
*	Under Armour Inc. Class A	110,803	9,399
	JM Smucker Co.	69,224	8,988
	Genuine Parts Co.	87,261	8,670
	Whirlpool Corp.	47,536	8,573
	Hershey Co.	85,630	7,886
	Campbell Soup Co.	122,863	7,837
*	Jarden Corp.	127,632	7,524
	Church & Dwight Co. Inc.	79,903	7,365
*	Mohawk Industries Inc.	38,351	7,321
	Newell Rubbermaid Inc.	162,866	7,213
	McCormick & Co. Inc.	70,365	7,000
	Hormel Foods Corp.	161,209	6,971
	Mattel Inc.	206,800	6,953
	Coach Inc.	169,149	6,781
	Hanesbrands Inc.	238,780	6,767
	DR Horton Inc.	213,693	6,460
	Coca-Cola Enterprises Inc.	124,575	6,321
*	Michael Kors Holdings Ltd.	103,931	5,920
	Harley-Davidson Inc.	112,025	5,750
	Brown-Forman Corp. Class B	56,894	5,602
	Snap-on Inc.	35,481	5,570
	Lennar Corp. Class A	113,848	5,506
	Hasbro Inc.	68,276	5,469
*	LKQ Corp.	167,176	5,338
	BorgWarner Inc.	136,376	5,237
	Lear Corp.	46,034	5,118
	PVH Corp.	50,401	4,993
	Bunge Ltd.	87,018	4,931
*	lululemon athletica Inc.	59,611	4,036
*	NVR Inc.	2,265	3,924
	Harman International Industries Inc.	43,497	3,873
	Polaris Industries Inc.	37,628	3,706
	PulteGroup Inc.	192,335	3,599
*	WABCO Holdings Inc.	33,143	3,544
	Ralph Lauren Corp. Class A	35,487	3,416
	Leucadia National Corp.	199,057	3,219
*	Edgewell Personal Care Co.	36,061	2,904
	Goodyear Tire & Rubber Co.	81,793	2,698
*	WhiteWave Foods Co. Class A	53,782	2,186
*	Pilgrim's Pride Corp.	39,269	997
^	Coty Inc. Class A	25,082	698
*,^ Fitbit Inc. Class A		18,665	283
	Lennar Corp. Class B	1,161	45
			1,263,324

Consumer Services (14.3%)
*	Amazon.com Inc.	229,651	136,330
	Home Depot Inc.	773,132	103,159
	Comcast Corp. Class A	1,484,175	90,653
	Walt Disney Co.	895,297	88,912
	CVS Health Corp.	669,835	69,482
	McDonald's Corp.	549,784	69,097
	Wal-Mart Stores Inc.	975,561	66,816
	Starbucks Corp.	857,377	51,185
	Walgreens Boots Alliance Inc.	525,910	44,303
	Costco Wholesale Corp.	267,979	42,228
	Lowe's Cos. Inc.	557,415	42,224
*	Priceline Group Inc.	30,259	39,003
	Time Warner Cable Inc.	172,672	35,332
	Time Warner Inc.	457,305	33,178
	Target Corp.	375,621	30,906
	TJX Cos. Inc.	387,426	30,355
*	Netflix Inc.	247,904	25,343
	Delta Air Lines Inc.	474,197	23,084
	McKesson Corp.	139,243	21,896
	Kroger Co.	564,585	21,595
	Yum! Brands Inc.	236,451	19,354
	Twenty-First Century Fox Inc. Class A	681,856	19,010
	Southwest Airlines Co.	388,703	17,414
	Cardinal Health Inc.	200,084	16,397
*	eBay Inc.	682,173	16,277
*	O'Reilly Automotive Inc.	56,963	15,589
	American Airlines Group Inc.	367,296	15,063
*	AutoZone Inc.	18,539	14,770
	Sysco Corp.	308,946	14,437
	Ross Stores Inc.	248,144	14,368
	Dollar General Corp.	159,480	13,652
	CBS Corp. Class B	245,768	13,539
	Carnival Corp.	251,345	13,264
	L Brands Inc.	150,119	13,182
*	United Continental Holdings Inc.	218,964	13,107
	Las Vegas Sands Corp.	242,082	12,511
	Omnicom Group Inc.	145,902	12,143
*	Dollar Tree Inc.	135,844	11,202
	Nielsen Holdings plc	209,470	11,031
	AmerisourceBergen Corp. Class A	118,865	10,288
*,^ Charter Communications Inc. Class A		44,417	8,991
	Royal Caribbean Cruises Ltd.	107,237	8,810
*	Chipotle Mexican Grill Inc. Class A	18,298	8,618
	Starwood Hotels & Resorts Worldwide Inc.	103,033	8,596
	Viacom Inc. Class B	205,973	8,503
	Macy's Inc.	191,486	8,443
	Expedia Inc.	75,566	8,148
	Twenty-First Century Fox Inc.	267,860	7,554
	Hilton Worldwide Holdings Inc.	331,005	7,454
	Tractor Supply Co.	81,829	7,402
	Marriott International Inc. Class A	101,969	7,258
*	Ulta Salon Cosmetics & Fragrance Inc.	36,941	7,157
*	Liberty Interactive Corp. QVC Group Class A	270,695	6,835
	Advance Auto Parts Inc.	42,450	6,806
	Alaska Air Group Inc.	76,949	6,311
	Whole Foods Market Inc.	199,794	6,216

* CarMax Inc.	119,163	6,089
* DISH Network Corp. Class A	130,270	6,026
Signet Jewelers Ltd.	48,418	6,005
* MGM Resorts International	275,019	5,896
Best Buy Co. Inc.	178,638	5,795
Interpublic Group of Cos. Inc.	247,871	5,689
Foot Locker Inc.	85,054	5,486
Kohl's Corp.	115,552	5,386
* Norwegian Cruise Line Holdings Ltd.	96,988	5,362
Wyndham Worldwide Corp.	68,513	5,236
* IHS Inc. Class A	41,450	5,146
* Sirius XM Holdings Inc.	1,241,783	4,905
Tiffany & Co.	66,644	4,890
* Bed Bath & Beyond Inc.	96,536	4,792
Darden Restaurants Inc.	70,145	4,651
Wynn Resorts Ltd.	49,729	4,646
Aramark	138,462	4,586
* TripAdvisor Inc.	68,053	4,526
Staples Inc.	392,135	4,325
Nordstrom Inc.	73,892	4,227
* Liberty Media Corp.	108,297	4,125
Gap Inc.	136,354	4,009
* Discovery Communications Inc.	146,486	3,955
H&R Block Inc.	149,393	3,947
News Corp. Class A	292,193	3,731
FactSet Research Systems Inc.	24,110	3,653
Scripps Networks Interactive Inc. Class A	49,044	3,212
Williams-Sonoma Inc.	49,937	2,734
* Discovery Communications Inc. Class A	91,555	2,621
* Rite Aid Corp.	320,525	2,612
* AutoNation Inc.	47,467	2,216
Cablevision Systems Corp. Class A	64,512	2,129
* Liberty Media Corp. Class A	52,761	2,038
* Hertz Global Holdings Inc.	114,812	1,209
* Hyatt Hotels Corp. Class A	17,243	853
News Corp. Class B	14,516	192
CBS Corp. Class A	2,867	167
Viacom Inc. Class A	985	45
		1,621,893
Financials (17.2%)
* Berkshire Hathaway Inc. Class B	1,158,539	164,374
Wells Fargo & Co.	2,785,573	134,710
JPMorgan Chase & Co.	2,237,252	132,490
Visa Inc. Class A	1,170,138	89,492
Bank of America Corp.	6,295,773	85,119
Citigroup Inc.	1,724,234	71,987
MasterCard Inc. Class A	597,360	56,451
US Bancorp	1,005,486	40,813
Simon Property Group Inc.	188,612	39,173
Goldman Sachs Group Inc.	231,552	36,349
American International Group Inc.	665,184	35,953
Chubb Ltd.	267,087	31,823
American Express Co.	499,172	30,649
American Tower Corporation	257,702	26,381
PNC Financial Services Group Inc.	309,652	26,187
Public Storage	89,538	24,697
MetLife Inc.	534,410	23,482

Bank of New York Mellon Corp.	631,575	23,261
Morgan Stanley	894,999	22,384
Capital One Financial Corp.	321,247	22,266
BlackRock Inc.	64,850	22,086
Travelers Cos. Inc.	179,635	20,965
Charles Schwab Corp.	724,475	20,300
Prudential Financial Inc.	275,397	19,889
Marsh & McLennan Cos. Inc.	317,554	19,304
CME Group Inc.	195,337	18,762
Crown Castle International Corp.	202,863	17,548
Aon plc	164,538	17,186
Intercontinental Exchange Inc.	72,274	16,994
Equity Residential	222,603	16,702
McGraw Hill Financial Inc.	161,525	15,988
AvalonBay Communities Inc.	83,291	15,842
BB&T Corp.	474,263	15,779
Allstate Corp.	230,392	15,521
Welltower Inc.	216,504	15,012
Weyerhaeuser Co.	480,293	14,879
Aflac Inc.	233,624	14,751
* Synchrony Financial	507,030	14,531
Prologis Inc.	318,785	14,084
State Street Corp.	233,138	13,643
Ventas Inc.	204,760	12,892
Discover Financial Services	252,299	12,847
Equinix Inc.	37,778	12,494
Boston Properties Inc.	93,572	11,891
Progressive Corp.	337,787	11,870
Hartford Financial Services Group Inc.	249,623	11,503
SunTrust Banks Inc.	310,120	11,189
T. Rowe Price Group Inc.	145,190	10,666
Vornado Realty Trust	103,349	9,759
M&T Bank Corp.	87,724	9,737
Moody's Corp.	100,838	9,737
General Growth Properties Inc.	322,351	9,583
Realty Income Corp.	151,995	9,501
Willis Towers Watson plc	79,634	9,449
Essex Property Trust Inc.	40,143	9,388
HCP Inc.	283,217	9,227
Ameriprise Financial Inc.	97,772	9,192
Northern Trust Corp.	133,787	8,719
Franklin Resources Inc.	216,568	8,457
Equifax Inc.	72,200	8,252
Fifth Third Bancorp	483,760	8,074
Digital Realty Trust Inc.	89,216	7,895
Invesco Ltd.	253,646	7,805
Host Hotels & Resorts Inc.	457,906	7,647
* Markel Corp.	8,077	7,201
Macerich Co.	90,846	7,199
Principal Financial Group Inc.	178,430	7,039
Kimco Realty Corp.	239,361	6,889
Citizens Financial Group Inc.	321,660	6,739
Federal Realty Investment Trust	43,144	6,733
Loews Corp.	175,481	6,714
Extra Space Storage Inc.	71,546	6,687
XL Group plc Class A	181,556	6,681
Regions Financial Corp.	795,714	6,246

Cincinnati Financial Corp.	94,706	6,190
UDR Inc.	159,845	6,159
Western Union Co.	308,202	5,945
Annaly Capital Management Inc.	577,880	5,929
First Republic Bank	88,582	5,903
SL Green Realty Corp.	60,876	5,898
Lincoln National Corp.	146,733	5,752
KeyCorp	509,401	5,624
FNF Group	160,762	5,450
* Affiliated Managers Group Inc.	32,914	5,345
Everest Re Group Ltd.	26,351	5,202
* Arch Capital Group Ltd.	70,800	5,034
* CBRE Group Inc. Class A	173,463	4,999
* Ally Financial Inc.	264,707	4,955
VEREIT Inc.	553,074	4,906
TD Ameritrade Holding Corp.	147,597	4,654
Nasdaq Inc.	69,938	4,642
Huntington Bancshares Inc.	484,823	4,625
Unum Group	148,429	4,589
New York Community Bancorp Inc.	280,420	4,459
Camden Property Trust	53,009	4,458
* E*TRADE Financial Corp.	172,189	4,217
MSCI Inc. Class A	56,228	4,165
Comerica Inc.	108,056	4,092
Alexandria Real Estate Equities Inc.	44,303	4,027
Iron Mountain Inc.	116,129	3,938
SEI Investments Co.	90,318	3,888
Reinsurance Group of America Inc. Class A	40,224	3,872
Torchmark Corp.	71,263	3,860
American Capital Agency Corp.	205,609	3,830
CIT Group Inc.	122,750	3,809
Voya Financial Inc.	126,875	3,777
Raymond James Financial Inc.	78,899	3,756
* Realogy Holdings Corp.	89,831	3,244
Jones Lang LaSalle Inc.	27,412	3,216
WR Berkley Corp.	56,260	3,162
Axis Capital Holdings Ltd.	55,898	3,100
Lazard Ltd. Class A	79,220	3,074
Brixmor Property Group Inc.	118,667	3,040
People's United Financial Inc.	190,137	3,029
Zions Bancorporation	125,047	3,027
* Alleghany Corp.	4,509	2,237
Assurant Inc.	20,181	1,557
* Berkshire Hathaway Inc. Class A	6	1,281
Navient Corp.	104,274	1,248
Legg Mason Inc.	32,806	1,138
* LendingClub Corp.	93,052	772
* Santander Consumer USA Holdings Inc.	32,556	342
Communications Sales & Leasing Inc.	105	2
		1,955,127
Health Care (13.6%)
Johnson & Johnson	1,682,355	182,031
Pfizer Inc.	3,763,444	111,549
Merck & Co. Inc.	1,703,296	90,121
Gilead Sciences Inc.	833,398	76,556
UnitedHealth Group Inc.	579,490	74,696
Amgen Inc.	458,150	68,691

Bristol-Myers Squibb Co.	1,017,110	64,973
* Allergan plc	240,123	64,360
Medtronic plc	856,581	64,244
AbbVie Inc.	981,730	56,076
* Celgene Corp.	476,220	47,665
Eli Lilly & Co.	606,366	43,664
Abbott Laboratories	897,441	37,540
* Biogen Inc.	133,221	34,680
Thermo Fisher Scientific Inc.	241,368	34,175
* Express Scripts Holding Co.	406,985	27,956
Aetna Inc.	213,031	23,934
Anthem Inc.	159,340	22,147
Cigna Corp.	156,570	21,488
Becton Dickinson and Co.	129,137	19,606
Stryker Corp.	182,593	19,590
* Alexion Pharmaceuticals Inc.	130,294	18,140
* Regeneron Pharmaceuticals Inc.	47,015	16,946
Humana Inc.	90,141	16,491
* HCA Holdings Inc.	211,214	16,485
Baxalta Inc.	394,410	15,934
* Boston Scientific Corp.	822,125	15,464
* Illumina Inc.	89,050	14,436
Baxter International Inc.	332,654	13,665
* Intuitive Surgical Inc.	22,725	13,659
Zoetis Inc.	272,600	12,084
* Vertex Pharmaceuticals Inc.	150,235	11,942
* Mylan NV	254,768	11,809
Zimmer Biomet Holdings Inc.	110,482	11,781
* Edwards Lifesciences Corp.	131,224	11,575
Perrigo Co. plc	84,657	10,830
CR Bard Inc.	45,101	9,141
DENTSPLY SIRONA Inc.	147,376	9,083
St. Jude Medical Inc.	164,052	9,023
* Henry Schein Inc.	50,555	8,727
* BioMarin Pharmaceutical Inc.	93,315	7,697
* DaVita HealthCare Partners Inc.	102,907	7,551
* Laboratory Corp. of America Holdings	61,712	7,228
* Incyte Corp.	96,873	7,020
Universal Health Services Inc. Class B	55,694	6,946
Quest Diagnostics Inc.	87,468	6,250
* Waters Corp.	47,346	6,246
* Centene Corp.	98,528	6,066
* Hologic Inc.	155,325	5,359
ResMed Inc.	85,303	4,932
* Varian Medical Systems Inc.	58,949	4,717
* Jazz Pharmaceuticals plc	35,587	4,646
* Medivation Inc.	99,892	4,593
Cooper Cos. Inc.	29,618	4,560
* IDEXX Laboratories Inc.	55,503	4,347
* Mallinckrodt plc	68,084	4,172
* Endo International plc	137,936	3,883
* Alkermes plc	91,554	3,130
* Quintiles Transnational Holdings Inc.	47,216	3,074
* Alnylam Pharmaceuticals Inc.	44,075	2,767
Patterson Cos. Inc.	53,682	2,498
* Envision Healthcare Holdings Inc.	114,553	2,337
		1,542,976

Industrials (11.5%)
General Electric Co.	5,752,914	182,885
3M Co.	368,536	61,409
Honeywell International Inc.	445,167	49,881
Boeing Co.	383,330	48,660
United Technologies Corp.	458,516	45,898
United Parcel Service Inc. Class B	420,473	44,347
Accenture plc Class A	382,625	44,155
Union Pacific Corp.	515,604	41,016
Lockheed Martin Corp.	158,194	35,040
Danaher Corp.	355,892	33,760
* PayPal Holdings Inc.	708,083	27,332
Caterpillar Inc.	355,062	27,176
FedEx Corp.	159,451	25,946
Automatic Data Processing Inc.	264,759	23,752
Raytheon Co.	182,088	22,329
Northrop Grumman Corp.	110,201	21,809
Emerson Electric Co.	391,783	21,305
General Dynamics Corp.	161,026	21,154
Illinois Tool Works Inc.	188,075	19,266
Eaton Corp. plc	281,334	17,600
Waste Management Inc.	271,511	16,019
Norfolk Southern Corp.	181,669	15,124
CSX Corp.	586,764	15,109
TE Connectivity Ltd.	225,135	13,940
* Fiserv Inc.	135,761	13,926
Sherwin-Williams Co.	48,123	13,699
Deere & Co.	172,860	13,309
PACCAR Inc.	215,034	11,760
Cummins Inc.	106,135	11,669
Roper Technologies Inc.	61,436	11,229
Fidelity National Information Services Inc.	171,788	10,876
Amphenol Corp. Class A	187,644	10,850
Paychex Inc.	197,486	10,666
Ingersoll-Rand plc	156,423	9,700
Tyco International plc	257,349	9,447
Parker-Hannifin Corp.	82,825	9,200
Rockwell Automation Inc.	80,474	9,154
Vulcan Materials Co.	81,296	8,582
^ Fastenal Co.	167,667	8,216
* LinkedIn Corp. Class A	71,106	8,131
WW Grainger Inc.	34,466	8,045
Agilent Technologies Inc.	201,818	8,042
* FleetCor Technologies Inc.	53,381	7,940
* Alliance Data Systems Corp.	34,292	7,544
* Verisk Analytics Inc. Class A	92,977	7,431
Rockwell Collins Inc.	80,131	7,389
AMETEK Inc.	145,001	7,247
* TransDigm Group Inc.	31,077	6,848
Xerox Corp.	586,568	6,546
* Stericycle Inc.	51,714	6,526
Republic Services Inc. Class A	136,493	6,504
CH Robinson Worldwide Inc.	87,612	6,503
Masco Corp.	205,174	6,453
Martin Marietta Materials Inc.	39,186	6,251
Ball Corp.	86,197	6,145
Dover Corp.	94,509	6,080

	WestRock Co.	154,670	6,037
	Pentair plc	110,014	5,969
	Acuity Brands Inc.	26,585	5,799
	Sealed Air Corp.	120,437	5,782
*	Mettler-Toledo International Inc.	16,687	5,753
	Kansas City Southern	66,631	5,694
	Textron Inc.	150,296	5,480
	Fortune Brands Home & Security Inc.	97,543	5,466
	Expeditors International of Washington Inc.	110,932	5,415
*	Vantiv Inc. Class A	95,034	5,120
	L-3 Communications Holdings Inc.	42,947	5,089
	Total System Services Inc.	100,781	4,795
	Cintas Corp.	52,766	4,739
	JB Hunt Transport Services Inc.	55,738	4,695
	Fluor Corp.	86,131	4,625
	Xylem Inc.	109,622	4,484
	Wabtec Corp.	53,167	4,216
*	Crown Holdings Inc.	84,972	4,214
	ADT Corp.	100,827	4,160
*	Sensata Technologies Holding NV	103,648	4,026
*	Trimble Navigation Ltd.	152,790	3,789
	ManpowerGroup Inc.	44,930	3,658
	Robert Half International Inc.	77,260	3,599
	Avnet Inc.	80,759	3,578
*	Arrow Electronics Inc.	55,300	3,562
	Flowserve Corp.	80,077	3,556
	Hubbell Inc. Class B	33,408	3,539
*	United Rentals Inc.	55,488	3,451
*	Jacobs Engineering Group Inc.	75,119	3,271
	Owens Corning	67,850	3,208
	Macquarie Infrastructure Corp.	43,742	2,950
	B/E Aerospace Inc.	63,925	2,948
	FLIR Systems Inc.	85,488	2,817
	Global Payments Inc.	39,507	2,580
	Allison Transmission Holdings Inc.	94,431	2,548
*	First Data Corp. Class A	110,324	1,428
	Chicago Bridge & Iron Co. NV	31,948	1,169
	AGCO Corp.	22,594	1,123
			1,311,152
Oil & Gas (6.6%)
	Exxon Mobil Corp.	2,531,353	211,596
	Chevron Corp.	1,148,098	109,528
	Schlumberger Ltd.	763,433	56,303
	Occidental Petroleum Corp.	465,640	31,864
	ConocoPhillips	753,579	30,347
	EOG Resources Inc.	334,426	24,273
	Phillips 66	273,049	23,643
	Kinder Morgan Inc.	1,154,053	20,611
	Valero Energy Corp.	286,491	18,375
	Halliburton Co.	497,099	17,756
	Anadarko Petroleum Corp.	309,048	14,392
	Pioneer Natural Resources Co.	99,564	14,013
	Spectra Energy Corp.	408,340	12,495
	Marathon Petroleum Corp.	324,231	12,055
	Baker Hughes Inc.	266,960	11,701
	Apache Corp.	230,156	11,234
	Hess Corp.	172,750	9,095

	Noble Energy Inc.	260,678	8,188
*	Concho Resources Inc.	78,758	7,958
*	Cameron International Corp.	116,286	7,797
	Devon Energy Corp.	280,118	7,686
	National Oilwell Varco Inc.	228,984	7,121
	Williams Cos. Inc.	411,412	6,611
	EQT Corp.	97,349	6,548
	Cabot Oil & Gas Corp.	279,294	6,343
	Tesoro Corp.	73,267	6,302
	Columbia Pipeline Group Inc.	243,691	6,117
	Cimarex Energy Co.	57,727	5,615
	Marathon Oil Corp.	500,093	5,571
*	Weatherford International plc	535,818	4,169
*	Cheniere Energy Inc.	114,775	3,883
	HollyFrontier Corp.	107,507	3,797
*	FMC Technologies Inc.	138,303	3,784
	Helmerich & Payne Inc.	62,724	3,683
	OGE Energy Corp.	122,040	3,494
	Range Resources Corp.	103,355	3,347
	Core Laboratories NV	25,938	2,916
*,^ Antero Resources Corp.		92,613	2,303
*	Continental Resources Inc.	56,794	1,724
	Murphy Oil Corp.	49,686	1,252
	Energen Corp.	29,587	1,083
	Oceaneering International Inc.	29,724	988
^	Transocean Ltd.	105,181	961
	California Resources Corp.	17,383	18
			748,540
Technology (17.1%)
	Apple Inc.	3,211,639	350,037
	Microsoft Corp.	4,581,102	253,014
*	Facebook Inc. Class A	1,329,183	151,660
*	Alphabet Inc. Class A	178,202	135,950
*	Alphabet Inc. Class C	178,634	133,073
	Intel Corp.	2,880,329	93,179
	Cisco Systems Inc.	3,068,228	87,352
	International Business Machines Corp.	526,848	79,791
	Oracle Corp.	1,921,199	78,596
	QUALCOMM Inc.	910,679	46,572
	Broadcom Ltd.	238,451	36,841
	Texas Instruments Inc.	612,340	35,161
	EMC Corp.	1,186,324	31,616
*	salesforce.com inc	383,739	28,331
*	Adobe Systems Inc.	288,263	27,039
*	Cognizant Technology Solutions Corp. Class A	370,015	23,200
*	Yahoo! Inc.	516,773	19,022
	Hewlett Packard Enterprise Co.	1,059,772	18,790
	Intuit Inc.	148,612	15,457
	Applied Materials Inc.	688,735	14,587
	Corning Inc.	677,876	14,161
	HP Inc.	1,051,856	12,959
	Analog Devices Inc.	189,959	11,244
	NVIDIA Corp.	311,145	11,086
*	Cerner Corp.	187,341	9,922
	SanDisk Corp.	122,250	9,301
	Skyworks Solutions Inc.	116,505	9,076
*	Red Hat Inc.	111,377	8,299

*	Palo Alto Networks Inc.	49,613	8,094
*	Autodesk Inc.	137,848	8,038
	Lam Research Corp.	96,540	7,974
	Xilinx Inc.	156,599	7,428
	Motorola Solutions Inc.	96,908	7,336
	Symantec Corp.	397,235	7,301
*	Citrix Systems Inc.	89,144	7,005
	KLA-Tencor Corp.	95,118	6,926
*	Micron Technology Inc.	631,917	6,616
	Linear Technology Corp.	145,840	6,499
	Maxim Integrated Products Inc.	173,379	6,377
	Western Digital Corp.	134,723	6,364
	Seagate Technology plc	182,333	6,281
	Harris Corp.	75,905	5,910
	CA Inc.	190,374	5,862
*	Akamai Technologies Inc.	102,769	5,711
	Juniper Networks Inc.	223,656	5,705
	Microchip Technology Inc.	117,785	5,677
*	ServiceNow Inc.	92,187	5,640
*	Twitter Inc.	333,000	5,511
*	VeriSign Inc.	57,621	5,102
*	Workday Inc. Class A	64,715	4,973
*	ANSYS Inc.	54,395	4,866
	NetApp Inc.	178,171	4,862
*	Synopsys Inc.	92,298	4,471
*	F5 Networks Inc.	41,856	4,430
*	Gartner Inc.	47,991	4,288
*	Qorvo Inc.	83,597	4,214
*	Splunk Inc.	78,428	3,837
*	Nuance Communications Inc.	151,755	2,836
	Garmin Ltd.	69,756	2,787
	Marvell Technology Group Ltd.	268,136	2,764
	CSRA Inc.	98,904	2,661
*,^ VMware Inc. Class A		48,158	2,519
	CDK Global Inc.	48,585	2,262
*	IMS Health Holdings Inc.	70,201	1,864
*	NetSuite Inc.	24,410	1,672
	Computer Sciences Corp.	42,863	1,474
*	Premier Inc. Class A	27,062	903
			1,940,356
Telecommunications (2.8%)
	AT&T Inc.	3,750,182	146,895
	Verizon Communications Inc.	2,483,724	134,320
	CenturyLink Inc.	334,045	10,676
*	Level 3 Communications Inc.	173,617	9,176
*	SBA Communications Corp. Class A	76,858	7,699
*	T-Mobile US Inc.	174,055	6,666
	Frontier Communications Corp.	712,933	3,985
*	Zayo Group Holdings Inc.	67,014	1,624
*,^ Sprint Corp.		367,080	1,277
			322,318
Utilities (3.3%)
	Duke Energy Corp.	419,665	33,859
	NextEra Energy Inc.	280,813	33,231
	Southern Co.	554,169	28,667
	Dominion Resources Inc.	362,980	27,267

Exelon Corp.			560,940	20,115
American Electric Power Co. Inc.			299,394	19,880
PG&E Corp.			300,323	17,935
PPL Corp.			410,185	15,616
Sempra Energy			143,434	14,924
Public Service Enterprise Group Inc.			307,633	14,502
Edison International			198,209	14,249
Consolidated Edison Inc.			178,391	13,668
Xcel Energy Inc.			308,711	12,910
WEC Energy Group Inc.			192,070	11,538
Eversource Energy			192,965	11,258
DTE Energy Co.			109,201	9,900
FirstEnergy Corp.			257,594	9,266
Entergy Corp.			108,663	8,615
American Water Works Co. Inc.			109,367	7,539
Ameren Corp.			147,902	7,410
CMS Energy Corp.			169,421	7,190
SCANA Corp.			78,459	5,504
CenterPoint Energy Inc.			249,637	5,222
Alliant Energy Corp.			68,969	5,123
Pinnacle West Capital Corp.			67,419	5,061
AES Corp.			401,933	4,743
NiSource Inc.			193,861	4,567
ONEOK Inc.			127,951	3,821
* Calpine Corp.			217,798	3,304
Avangrid Inc.			37,079	1,487
				378,371
Total Common Stocks (Cost $8,087,970)				11,345,591
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.495%		36,872,327	36,872

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.371%	5/4/16	2,000	2,000
Total Temporary Cash Investments (Cost $38,872)				38,872
Total Investments (100.1%) (Cost $8,126,842)				11,384,463
Other Assets and Liabilities-Net (-0.1%)[3]				(11,210)
Net Assets (100%)				11,373,253

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,611,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $18,120,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.

Large-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,345,591	—	—
Temporary Cash Investments	36,872	2,000	—
Futures Contracts—Liabilities[1]	(53)	—	—
Total	11,382,410	2,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Large-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	288	29,542	408

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $8,126,842,000. Net unrealized appreciation of investment securities for tax purposes was $3,257,621,000, consisting of unrealized gains of $3,546,902,000 on securities that had risen in value since their purchase and $289,281,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (4.4%)
Newmont Mining Corp.	11,499,282	305,651
Alcoa Inc.	28,574,518	273,744
Freeport-McMoRan Inc.	25,101,435	259,549
Eastman Chemical Co.	3,049,482	220,264
Celanese Corp. Class A	3,195,567	209,310
Mosaic Co.	7,497,427	202,431
Airgas Inc.	1,415,668	200,515
International Flavors & Fragrances Inc.	1,742,880	198,287
CF Industries Holdings Inc.	5,061,852	158,638
Albemarle Corp.	2,436,737	155,781
Ashland Inc.	1,373,112	150,987
Avery Dennison Corp.	1,942,265	140,057
FMC Corp.	2,912,203	117,566
* WR Grace & Co.	1,532,613	109,091
Reliance Steel & Aluminum Co.	1,483,733	102,660
* Axalta Coating Systems Ltd.	3,110,222	90,818
Westlake Chemical Corp.	854,609	39,568
Huntsman Corp.	1,224	16
		2,934,933
Consumer Goods (14.7%)
Tyson Foods Inc. Class A	6,367,998	424,491
* Electronic Arts Inc.	6,384,361	422,070
ConAgra Foods Inc.	9,432,282	420,868
Dr Pepper Snapple Group Inc.	4,070,840	364,015
Molson Coors Brewing Co. Class B	3,778,233	363,390
Clorox Co.	2,812,751	354,575
* Under Armour Inc. Class A	3,947,290	334,849
JM Smucker Co.	2,470,613	320,784
Genuine Parts Co.	3,112,490	309,257
Whirlpool Corp.	1,678,475	302,696
* Jarden Corp.	4,549,564	268,197
* Mohawk Industries Inc.	1,364,733	260,528
Church & Dwight Co. Inc.	2,817,204	259,690
^ Newell Rubbermaid Inc.	5,800,473	256,903
McCormick & Co. Inc.	2,505,433	249,241
Mattel Inc.	7,383,765	248,242
Hormel Foods Corp.	5,738,159	248,118
Coach Inc.	6,030,666	241,769
Hanesbrands Inc.	8,505,704	241,052
DR Horton Inc.	7,629,194	230,631
Delphi Automotive plc	3,013,588	226,079
Coca-Cola Enterprises Inc.	4,443,354	225,456
* Michael Kors Holdings Ltd.	3,701,863	210,858
Harley-Davidson Inc.	3,996,456	205,138
Snap-on Inc.	1,261,584	198,056
Hasbro Inc.	2,439,215	195,381
Lennar Corp. Class A	4,034,749	195,121
* LKQ Corp.	5,988,514	191,213

	BorgWarner Inc.	4,748,199	182,331
	Lear Corp.	1,617,215	179,786
	PVH Corp.	1,779,632	176,290
	Bunge Ltd.	3,061,617	173,502
*,^ lululemon athletica Inc.		2,077,743	140,684
*	NVR Inc.	80,149	138,850
	Harman International Industries Inc.	1,545,757	137,634
	Polaris Industries Inc.	1,340,751	132,037
	PulteGroup Inc.	6,844,309	128,057
*	WABCO Holdings Inc.	1,172,525	125,366
	Ralph Lauren Corp. Class A	1,263,158	121,592
	Leucadia National Corp.	7,107,075	114,921
*	Edgewell Personal Care Co.	1,289,735	103,862
	Goodyear Tire & Rubber Co.	2,901,152	95,680
*	WhiteWave Foods Co. Class A	1,920,133	78,034
*,^ Pilgrim's Pride Corp.		1,380,232	35,058
^	Coty Inc. Class A	908,222	25,276
*,^ Fitbit Inc. Class A		668,099	10,122
	Lennar Corp. Class B	82,620	3,198
			9,870,948
Consumer Services (14.1%)
	Ross Stores Inc.	8,799,287	509,479
*	Dollar Tree Inc.	4,846,411	399,635
	Nielsen Holdings plc	7,469,747	393,357
*,^ Charter Communications Inc. Class A		1,588,293	321,518
	Royal Caribbean Cruises Ltd.	3,779,749	310,506
*	Chipotle Mexican Grill Inc. Class A	652,839	307,468
	Expedia Inc.	2,694,773	290,550
	Tractor Supply Co.	2,904,453	262,737
*	Ulta Salon Cosmetics & Fragrance Inc.	1,314,759	254,721
	Marriott International Inc. Class A	3,578,104	254,690
	Dollar General Corp.	2,843,182	243,376
	Advance Auto Parts Inc.	1,510,936	242,264
*	United Continental Holdings Inc.	3,903,439	233,660
	Alaska Air Group Inc.	2,708,698	222,167
	Whole Foods Market Inc.	7,123,906	221,625
*	CarMax Inc.	4,250,607	217,206
	Signet Jewelers Ltd.	1,727,261	214,232
*	MGM Resorts International	9,789,245	209,881
	Best Buy Co. Inc.	6,326,291	205,225
	Interpublic Group of Cos. Inc.	8,733,046	200,423
	Foot Locker Inc.	2,980,867	192,266
	Kohl's Corp.	4,122,353	192,143
*	Norwegian Cruise Line Holdings Ltd.	3,463,157	191,478
	Wyndham Worldwide Corp.	2,443,310	186,742
	AmerisourceBergen Corp. Class A	2,119,498	183,443
*	IHS Inc. Class A	1,463,818	181,748
	Tiffany & Co.	2,366,825	173,678
*	Bed Bath & Beyond Inc.	3,375,008	167,535
	Darden Restaurants Inc.	2,506,440	166,177
	Aramark	4,993,155	165,373
	Wynn Resorts Ltd.	1,764,686	164,875
*	TripAdvisor Inc.	2,446,410	162,686
	Staples Inc.	13,984,028	154,244
	Nordstrom Inc.	2,637,602	150,897
	Gap Inc.	4,800,490	141,134
*	Discovery Communications Inc.	5,223,308	141,029

H&R Block Inc.	5,333,906	140,922
News Corp. Class A	10,666,767	136,215
Starwood Hotels & Resorts Worldwide Inc.	1,585,372	132,268
FactSet Research Systems Inc.	850,207	128,832
* Liberty Interactive Corp. QVC Group Class A	4,825,985	121,856
Scripps Networks Interactive Inc. Class A	1,747,439	114,457
Williams-Sonoma Inc.	1,756,945	96,175
* Discovery Communications Inc. Class A	3,259,244	93,312
* Rite Aid Corp.	11,403,714	92,940
* AutoNation Inc.	1,631,280	76,148
Cablevision Systems Corp. Class A	2,296,637	75,789
* Hertz Global Holdings Inc.	4,096,151	43,133
* Hyatt Hotels Corp. Class A	535,886	26,521
News Corp. Class B	209,094	2,771
		9,511,507
Financials (18.9%)
Equinix Inc.	1,346,395	445,266
Hartford Financial Services Group Inc.	8,899,656	410,096
Moody's Corp.	3,599,816	347,598
M&T Bank Corp.	3,111,282	345,352
Realty Income Corp.	5,444,067	340,309
Willis Towers Watson plc	2,850,100	338,193
Essex Property Trust Inc.	1,434,961	335,580
Equifax Inc.	2,579,731	294,837
AvalonBay Communities Inc.	1,486,320	282,698
Digital Realty Trust Inc.	3,180,471	281,440
Welltower Inc.	3,858,672	267,560
Macerich Co.	3,239,054	256,663
* Markel Corp.	287,818	256,610
Principal Financial Group Inc.	6,333,084	249,840
Kimco Realty Corp.	8,526,890	245,404
Citizens Financial Group Inc.	11,458,478	240,055
Federal Realty Investment Trust	1,534,759	239,499
Extra Space Storage Inc.	2,547,025	238,045
XL Group plc Class A	6,466,390	237,963
Cincinnati Financial Corp.	3,380,368	220,941
Regions Financial Corp.	27,967,261	219,543
UDR Inc.	5,692,677	219,339
First Republic Bank	3,174,581	211,554
Annaly Capital Management Inc.	20,583,805	211,190
Western Union Co.	10,899,853	210,258
^ SL Green Realty Corp.	2,166,291	209,870
Lincoln National Corp.	5,232,844	205,128
KeyCorp	18,146,549	200,338
FNF Group	5,728,706	194,203
* Affiliated Managers Group Inc.	1,172,594	190,429
Everest Re Group Ltd.	935,618	184,719
* Arch Capital Group Ltd.	2,533,792	180,153
* CBRE Group Inc. Class A	6,168,496	177,776
* Ally Financial Inc.	9,443,896	176,790
VEREIT Inc.	19,649,632	174,292
Nasdaq Inc.	2,496,805	165,738
Huntington Bancshares Inc.	17,265,353	164,711
Unum Group	5,187,261	160,390
Camden Property Trust	1,891,950	159,094
New York Community Bancorp Inc.	10,004,898	159,078
* E*TRADE Financial Corp.	6,139,648	150,360

MSCI Inc. Class A	2,006,834	148,666
Comerica Inc.	3,838,171	145,352
Alexandria Real Estate Equities Inc.	1,594,352	144,911
Iron Mountain Inc.	4,128,967	140,013
Invesco Ltd.	4,524,223	139,210
Torchmark Corp.	2,544,528	137,812
SEI Investments Co.	3,200,058	137,763
Reinsurance Group of America Inc. Class A	1,427,500	137,397
American Capital Agency Corp.	7,332,203	136,599
CIT Group Inc.	4,364,532	135,431
Voya Financial Inc.	4,523,132	134,654
Raymond James Financial Inc.	2,762,428	131,519
Host Hotels & Resorts Inc.	7,781,975	129,959
* Realogy Holdings Corp.	3,193,456	115,316
Jones Lang LaSalle Inc.	981,627	115,165
WR Berkley Corp.	1,997,641	112,267
Lazard Ltd. Class A	2,828,227	109,735
Axis Capital Holdings Ltd.	1,959,083	108,651
Brixmor Property Group Inc.	4,228,484	108,334
Zions Bancorporation	4,452,439	107,794
People's United Financial Inc.	6,761,240	107,707
* Alleghany Corp.	159,412	79,100
Assurant Inc.	704,765	54,373
Navient Corp.	3,718,078	44,505
Legg Mason Inc.	1,168,118	40,510
* LendingClub Corp.	3,308,926	27,464
* Santander Consumer USA Holdings Inc.	1,164,371	12,214
LPL Financial Holdings Inc.	480	12
		12,741,335
Health Care (8.3%)
* Edwards Lifesciences Corp.	4,662,678	411,295
CR Bard Inc.	1,602,361	324,751
DENTSPLY SIRONA Inc.	5,253,757	323,789
* Henry Schein Inc.	1,780,749	307,411
* Boston Scientific Corp.	14,651,813	275,601
* BioMarin Pharmaceutical Inc.	3,326,775	274,392
* DaVita HealthCare Partners Inc.	3,668,521	269,196
* Laboratory Corp. of America Holdings	2,198,725	257,537
* Incyte Corp.	3,455,637	250,430
Universal Health Services Inc. Class B	1,962,864	244,808
Quest Diagnostics Inc.	3,113,055	222,428
* Waters Corp.	1,684,826	222,262
* Centene Corp.	3,508,025	215,989
* Hologic Inc.	5,551,678	191,533
ResMed Inc.	3,041,784	175,876
* Varian Medical Systems Inc.	2,074,034	165,964
* Jazz Pharmaceuticals plc	1,262,319	164,796
* Medivation Inc.	3,556,964	163,549
Cooper Cos. Inc.	1,050,911	161,809
* IDEXX Laboratories Inc.	1,946,720	152,467
* Mallinckrodt plc	2,430,507	148,941
* Endo International plc	4,917,830	138,437
* Alkermes plc	3,277,254	112,049
* Quintiles Transnational Holdings Inc.	1,686,128	109,767
* Alnylam Pharmaceuticals Inc.	1,573,352	98,759
Patterson Cos. Inc.	1,836,618	85,458
* Envision Healthcare Holdings Inc.	4,069,691	83,022

* Intercept Pharmaceuticals Inc.	96	12
		5,552,328
Industrials (16.6%)
* Fiserv Inc.	4,843,623	496,859
Roper Technologies Inc.	2,190,257	400,313
Fidelity National Information Services Inc.	6,130,705	388,135
Amphenol Corp. Class A	6,693,022	386,991
Vulcan Materials Co.	2,894,074	305,527
Fastenal Co.	5,956,543	291,871
WW Grainger Inc.	1,228,048	286,663
* FleetCor Technologies Inc.	1,902,792	283,040
* Alliance Data Systems Corp.	1,222,591	268,970
Rockwell Collins Inc.	2,847,722	262,588
* Verisk Analytics Inc. Class A	3,284,222	262,475
AMETEK Inc.	5,115,110	255,653
* TransDigm Group Inc.	1,103,080	243,053
Xerox Corp.	20,896,816	233,208
* Stericycle Inc.	1,845,630	232,900
CH Robinson Worldwide Inc.	3,119,125	231,533
Masco Corp.	7,251,919	228,073
Martin Marietta Materials Inc.	1,397,134	222,857
Ball Corp.	3,071,338	218,956
Dover Corp.	3,366,299	216,554
WestRock Co.	5,512,853	215,167
Pentair plc	3,914,471	212,399
Acuity Brands Inc.	951,499	207,560
Sealed Air Corp.	4,256,401	204,350
* Mettler-Toledo International Inc.	585,900	201,995
Kansas City Southern	2,356,242	201,341
Textron Inc.	5,300,136	193,243
Expeditors International of Washington Inc.	3,954,622	193,025
Fortune Brands Home & Security Inc.	3,422,404	191,791
* Vantiv Inc. Class A	3,376,668	181,935
L-3 Communications Holdings Inc.	1,532,140	181,559
Total System Services Inc.	3,580,040	170,338
Cintas Corp.	1,881,249	168,955
JB Hunt Transport Services Inc.	1,959,295	165,051
Fluor Corp.	3,016,918	162,008
Xylem Inc.	3,895,332	159,319
Wabtec Corp.	1,896,579	150,380
* Crown Holdings Inc.	3,027,606	150,139
ADT Corp.	3,592,579	148,230
* Sensata Technologies Holding NV	3,706,816	143,973
* Trimble Navigation Ltd.	5,455,912	135,307
ManpowerGroup Inc.	1,570,827	127,897
* Arrow Electronics Inc.	1,975,957	127,271
Hubbell Inc. Class B	1,193,076	126,383
Avnet Inc.	2,852,171	126,351
Robert Half International Inc.	2,707,228	126,103
Flowserve Corp.	2,826,110	125,508
* United Rentals Inc.	1,976,527	122,920
* Jacobs Engineering Group Inc.	2,671,088	116,326
Owens Corning	2,384,926	112,759
Macquarie Infrastructure Corp.	1,566,878	105,670
B/E Aerospace Inc.	2,278,059	105,064
FLIR Systems Inc.	3,057,301	100,738
Global Payments Inc.	1,405,285	91,765

	Allison Transmission Holdings Inc.	3,354,796	90,512
*	First Data Corp. Class A	3,921,352	50,742
	Chicago Bridge & Iron Co. NV	1,136,998	41,603
	AGCO Corp.	792,553	39,390
	Donaldson Co. Inc.	780	25
*	Quanta Services Inc.	900	20
			11,191,331
Oil & Gas (5.1%)
*	Concho Resources Inc.	2,811,284	284,052
*	Cameron International Corp.	4,163,993	279,196
	EQT Corp.	3,467,572	233,229
	Cabot Oil & Gas Corp.	9,943,517	225,817
	Tesoro Corp.	2,614,508	224,874
	Columbia Pipeline Group Inc.	8,683,137	217,947
	Cimarex Energy Co.	2,059,734	200,350
	Marathon Oil Corp.	17,848,680	198,834
*	Weatherford International plc	19,099,884	148,597
*	Cheniere Energy Inc.	4,093,605	138,487
	Devon Energy Corp.	4,983,106	136,736
	HollyFrontier Corp.	3,835,282	135,462
*	FMC Technologies Inc.	4,930,004	134,885
	Helmerich & Payne Inc.	2,230,431	130,971
	National Oilwell Varco Inc.	4,080,710	126,910
	OGE Energy Corp.	4,352,390	124,609
^	Range Resources Corp.	3,684,730	119,312
^	Core Laboratories NV	923,400	103,799
*	Antero Resources Corp.	3,312,872	82,391
	Murphy Oil Corp.	1,772,253	44,643
	Energen Corp.	1,052,561	38,513
	Oceaneering International Inc.	1,061,097	35,271
^	Transocean Ltd.	3,751,248	34,286
*	Continental Resources Inc./OK	1,009,391	30,645
*	Southwestern Energy Co.	2,268	18
	Chesapeake Energy Corp.	3,528	15
	Ensco plc Class A	1,392	15
			3,429,864
Technology (11.3%)
	NVIDIA Corp.	11,105,008	395,671
*	Cerner Corp.	6,649,463	352,156
	SanDisk Corp.	4,368,060	332,322
	Skyworks Solutions Inc.	4,165,135	324,464
*	Red Hat Inc.	3,968,813	295,716
*	Palo Alto Networks Inc.	1,772,428	289,154
*	Autodesk Inc.	4,896,944	285,541
	Lam Research Corp.	3,453,302	285,243
	Xilinx Inc.	5,549,457	263,211
*	Citrix Systems Inc.	3,176,762	249,630
	KLA-Tencor Corp.	3,380,464	246,132
	Linear Technology Corp.	5,197,804	231,614
	Maxim Integrated Products Inc.	6,222,525	228,864
	Western Digital Corp.	4,802,161	226,854
	Seagate Technology plc	6,437,264	221,764
	Harris Corp.	2,709,839	210,988
*	Akamai Technologies Inc.	3,670,997	203,997
	Microchip Technology Inc.	4,203,068	202,588
	Juniper Networks Inc.	7,893,451	201,362

*	ServiceNow Inc.	3,280,377	200,693
*,^ VeriSign Inc.		2,020,765	178,919
*	Workday Inc. Class A	2,310,718	177,556
	NetApp Inc.	6,348,756	173,258
*	ANSYS Inc.	1,915,504	171,361
*	Synopsys Inc.	3,290,720	159,402
*	F5 Networks Inc.	1,493,146	158,050
*	Gartner Inc.	1,698,903	151,797
*	Qorvo Inc.	2,977,491	150,095
*	Splunk Inc.	2,818,123	137,891
	Symantec Corp.	7,082,203	130,171
*	Micron Technology Inc.	11,258,255	117,874
*	Nuance Communications Inc.	5,291,912	98,906
	Garmin Ltd.	2,473,349	98,835
	Marvell Technology Group Ltd.	9,559,296	98,556
	CSRA Inc.	3,524,945	94,821
	CDK Global Inc.	1,687,932	78,573
*	IMS Health Holdings Inc.	2,509,697	66,632
*,^ NetSuite Inc.		869,616	59,560
	Computer Sciences Corp.	1,506,360	51,804
*	Premier Inc. Class A	981,902	32,756
*	Teradata Corp.	780	20
*	FireEye Inc.	852	15
*	Rackspace Hosting Inc.	672	15
*	Tableau Software Inc. Class A	312	14
			7,634,845
Telecommunications (1.2%)
*	Level 3 Communications Inc.	6,193,445	327,323
*	SBA Communications Corp. Class A	2,741,729	274,639
	Frontier Communications Corp.	25,381,160	141,881
*	Zayo Group Holdings Inc.	2,386,659	57,853
			801,696
Utilities (5.2%)
	WEC Energy Group Inc.	6,858,990	412,019
	Eversource Energy	6,891,796	402,067
	DTE Energy Co.	3,899,981	353,572
	American Water Works Co. Inc.	3,865,715	266,464
	Ameren Corp.	5,269,255	263,990
	CMS Energy Corp.	6,036,607	256,194
	SCANA Corp.	2,793,372	195,955
	CenterPoint Energy Inc.	8,876,747	185,702
	Alliant Energy Corp.	2,464,175	183,039
	Pinnacle West Capital Corp.	2,414,557	181,261
	AES Corp./VA	14,327,302	169,062
	NiSource Inc.	6,949,880	163,739
	Entergy Corp.	1,937,031	153,568
	ONEOK Inc.	4,561,153	136,196
*	Calpine Corp.	7,749,290	117,557
	Avangrid Inc.	1,320,160	52,952
	NRG Energy Inc.	1,848	24
	National Fuel Gas Co.	468	23
			3,493,384
Total Common Stocks (Cost $54,812,853)			67,162,171

	Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.495%		524,259,141	524,259

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.371%	5/4/16	8,000	7,997
[4,5] Federal Home Loan Bank Discount Notes	0.486%	8/24/16	3,000	2,995
				10,992
Total Temporary Cash Investments (Cost $535,251)				535,251
Total Investments (100.6%) (Cost $55,348,104)				67,697,422
Other Assets and Liabilities-Net (-0.6%)3				(400,039)
Net Assets (100%)				67,297,383

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $375,054,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $386,157,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $7,593,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Mid-Cap Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	67,162,171	—	—
Temporary Cash Investments	524,259	10,992	—
Futures Contracts—Assets[1]	51	—	—
Futures Contracts—Liabilities[1]	(192)	—	—
Total	67,686,289	10,992	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2016	482	69,466	2,334
E-mini S&P 500 Index	June 2016	670	68,725	502
				2,836

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $55,348,104,000. Net unrealized appreciation of investment securities for tax purposes was $12,349,318,000, consisting of

Mid-Cap Index Fund

unrealized gains of $15,019,969,000 on securities that had risen in value since their purchase and $2,670,651,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (0.9%)
	Airgas Inc.	324,539	45,968
*	Axalta Coating Systems Ltd.	710,313	20,741
			66,709
Consumer Goods (11.5%)
*	Electronic Arts Inc.	1,464,181	96,797
*	Under Armour Inc. Class A	905,360	76,802
*	Jarden Corp.	1,043,711	61,527
*	Mohawk Industries Inc.	312,839	59,721
	Church & Dwight Co. Inc.	646,811	59,623
	McCormick & Co. Inc.	575,313	57,232
	Hormel Foods Corp.	1,317,512	56,969
	Hanesbrands Inc.	1,953,101	55,351
*	Michael Kors Holdings Ltd.	848,480	48,329
	Snap-on Inc.	289,181	45,398
*	LKQ Corp.	1,371,741	43,800
*	lululemon athletica Inc.	476,042	32,233
*	NVR Inc.	18,360	31,807
	Harman International Industries Inc.	354,110	31,530
	Polaris Industries Inc.	307,144	30,248
*	WABCO Holdings Inc.	268,634	28,722
*	WhiteWave Foods Co. Class A	438,908	17,837
*,^ Fitbit Inc. Class A		153,210	2,321
			836,247
Consumer Services (17.6%)
	Ross Stores Inc.	2,017,618	116,820
*	Dollar Tree Inc.	1,111,505	91,655
*,^ Charter Communications Inc. Class A		364,301	73,745
*	Chipotle Mexican Grill Inc. Class A	149,758	70,532
	Expedia Inc.	618,240	66,659
	Tractor Supply Co.	666,940	60,331
*	Ulta Salon Cosmetics & Fragrance Inc.	301,821	58,475
	Marriott International Inc. Class A	820,162	58,379
	Dollar General Corp.	651,707	55,786
	Advance Auto Parts Inc.	346,994	55,637
	Alaska Air Group Inc.	620,854	50,922
*	CarMax Inc.	974,227	49,783
	Signet Jewelers Ltd.	395,893	49,103
*	Norwegian Cruise Line Holdings Ltd.	793,755	43,887
	Wyndham Worldwide Corp.	560,053	42,805
*	IHS Inc. Class A	335,523	41,659
	Tiffany & Co.	542,463	39,806
*	TripAdvisor Inc.	560,506	37,274
	FactSet Research Systems Inc.	194,795	29,517
*	Liberty Interactive Corp. QVC Group Class A	1,105,565	27,915
	Scripps Networks Interactive Inc. Class A	400,360	26,224
*	MGM Resorts International	1,122,828	24,073
	Williams-Sonoma Inc.	402,557	22,036
*	AutoNation Inc.	373,261	17,424

Cablevision Systems Corp. Class A	525,738	17,349
Nordstrom Inc.	302,002	17,278
* Discovery Communications Inc.	598,082	16,148
* Discovery Communications Inc. Class A	373,364	10,689
* Hyatt Hotels Corp. Class A	122,938	6,084
		1,277,995
Financials (14.5%)
Equinix Inc.	308,743	102,104
Moody's Corp.	825,655	79,725
Realty Income Corp.	1,248,624	78,051
Essex Property Trust Inc.	329,104	76,964
AvalonBay Communities Inc.	341,246	64,905
Digital Realty Trust Inc.	729,622	64,564
Welltower Inc.	885,351	61,390
Macerich Co.	743,703	58,931
Federal Realty Investment Trust	352,462	55,002
Extra Space Storage Inc.	583,802	54,562
* Affiliated Managers Group Inc.	268,814	43,655
* CBRE Group Inc. Class A	1,413,754	40,744
VEREIT Inc.	4,503,566	39,947
* E*TRADE Financial Corp.	1,407,198	34,462
MSCI Inc. Class A	459,969	34,075
Alexandria Real Estate Equities Inc.	365,261	33,199
SEI Investments Co.	733,113	31,561
* Realogy Holdings Corp.	729,393	26,338
Lazard Ltd. Class A	645,893	25,061
Brixmor Property Group Inc.	965,758	24,743
Camden Property Trust	216,550	18,210
* LendingClub Corp.	758,868	6,299
		1,054,492
Health Care (11.6%)
* Edwards Lifesciences Corp.	1,069,359	94,328
CR Bard Inc.	367,503	74,482
DENTSPLY SIRONA Inc.	1,205,036	74,267
* BioMarin Pharmaceutical Inc.	763,813	62,999
* DaVita HealthCare Partners Inc.	841,628	61,759
* Incyte Corp.	793,525	57,507
* Waters Corp.	386,211	50,949
* Centene Corp.	803,620	49,479
ResMed Inc.	697,027	40,302
* Varian Medical Systems Inc.	475,432	38,044
* Jazz Pharmaceuticals plc	289,324	37,771
* Medivation Inc.	814,896	37,469
Cooper Cos. Inc.	240,938	37,097
* IDEXX Laboratories Inc.	446,247	34,950
* Alkermes plc	750,304	25,653
* Quintiles Transnational Holdings Inc.	386,252	25,145
* Alnylam Pharmaceuticals Inc.	360,590	22,634
* Envision Healthcare Holdings Inc.	928,812	18,948
		843,783
Industrials (22.7%)
* Fiserv Inc.	1,110,621	113,927
Roper Technologies Inc.	502,415	91,826
Amphenol Corp. Class A	1,534,982	88,753
Vulcan Materials Co.	663,966	70,095
Fastenal Co.	1,366,429	66,955

	WW Grainger Inc.	281,705	65,758
*	FleetCor Technologies Inc.	436,505	64,930
*	Alliance Data Systems Corp.	280,680	61,750
*	Verisk Analytics Inc. Class A	754,062	60,265
	AMETEK Inc.	1,174,447	58,699
*	TransDigm Group Inc.	253,265	55,804
*	Stericycle Inc.	423,029	53,382
	CH Robinson Worldwide Inc.	714,920	53,069
	Masco Corp.	1,665,311	52,374
	Martin Marietta Materials Inc.	320,250	51,083
	Pentair plc	897,213	48,683
	Acuity Brands Inc.	217,970	47,548
*	Mettler-Toledo International Inc.	134,297	46,300
	Kansas City Southern	540,052	46,147
	Expeditors International of Washington Inc.	906,409	44,242
	Fortune Brands Home & Security Inc.	784,428	43,959
*	Vantiv Inc. Class A	773,937	41,700
	Total System Services Inc.	820,552	39,042
	JB Hunt Transport Services Inc.	449,124	37,834
	Wabtec Corp.	434,758	34,472
*	Sensata Technologies Holding NV	847,878	32,932
*	Trimble Navigation Ltd.	1,248,895	30,973
	Robert Half International Inc.	620,228	28,890
*	United Rentals Inc.	452,830	28,161
	Macquarie Infrastructure Corp.	358,766	24,195
	B/E Aerospace Inc.	520,352	23,999
	Global Payments Inc.	322,207	21,040
*	First Data Corp. Class A	895,659	11,590
	Chicago Bridge & Iron Co. NV	130,323	4,769
			1,645,146
Oil & Gas (4.1%)
*	Concho Resources Inc.	644,863	65,157
	EQT Corp.	794,791	53,458
	Cabot Oil & Gas Corp.	2,279,020	51,757
*	Cheniere Energy Inc.	938,187	31,739
^	Range Resources Corp.	844,172	27,334
	Core Laboratories NV	210,961	23,714
	Cimarex Energy Co.	236,074	22,963
*,^ Antero Resources Corp.		757,882	18,848
			294,970
Technology (14.3%)
*	Cerner Corp.	1,525,137	80,771
	Skyworks Solutions Inc.	955,445	74,429
*	Red Hat Inc.	910,408	67,834
*	Palo Alto Networks Inc.	406,970	66,393
*	Autodesk Inc.	1,123,324	65,501
	Lam Research Corp.	792,213	65,437
*	Citrix Systems Inc.	729,399	57,316
	Linear Technology Corp.	1,191,363	53,087
*	Akamai Technologies Inc.	841,455	46,760
	Microchip Technology Inc.	962,259	46,381
*	ServiceNow Inc.	751,870	45,999
*,^ VeriSign Inc.		463,166	41,009
*	Workday Inc. Class A	529,634	40,697
*	ANSYS Inc.	439,077	39,280
*	F5 Networks Inc.	342,274	36,230

*	Gartner Inc.			389,413	34,794
*	Qorvo Inc.			682,454	34,403
*	Splunk Inc.			645,599	31,589
	Xilinx Inc.			635,955	30,163
	KLA-Tencor Corp.			387,404	28,207
	CDK Global Inc.			386,205	17,978
	*,^ NetSuite Inc.			198,965	13,627
	CSRA Inc.			403,470	10,853
*	Premier Inc. Class A			225,168	7,512
					1,036,250
	Telecommunications (2.1%)
*	Level 3 Communications Inc.			1,420,587	75,078
*	SBA Communications Corp. Class A			628,933	63,000
*	Zayo Group Holdings Inc.			545,873	13,232
					151,310
	Utilities (0.4%)
*	Calpine Corp.			1,775,300	26,931

	Total Common Stocks (Cost $6,558,976)				7,233,833
		Coupon
	Temporary Cash Investments (1.9%)[1]
	Money Market Fund (1.9%)
	[2,3] Vanguard Market Liquidity Fund	0.495%		134,941,281	134,941

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	[4,5] Federal Home Loan Bank Discount Notes	0.371%	5/4/16	1,000	1,000
5	United States Treasury Bill	0.536%	6/9/16	1,000	999
					1,999
	Total Temporary Cash Investments (Cost $136,940)				136,940
	Total Investments (101.6%) (Cost $6,695,916)				7,370,773
	Other Asset and Liabilities-Net (-1.6%)[3]				(118,304)
	Net Assets (100%)				7,252,469

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $78,683,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $80,778,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Mid-Cap Growth Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,233,833	—	—
Temporary Cash Investments	134,941	1,999	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	7,368,768	1,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Mid-Cap Growth Index Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2016	95	13,691	460
E-mini S&P 500 Index	June 2016	55	5,642	116
				576

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $6,695,916,000. Net unrealized appreciation of investment securities for tax purposes was $674,857,000, consisting of unrealized gains of $1,007,206,000 on securities that had risen in value since their purchase and $332,349,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (7.4%)
Newmont Mining Corp.	3,085,328	82,008
Alcoa Inc.	7,666,238	73,443
Freeport-McMoRan Inc.	6,739,351	69,685
Eastman Chemical Co.	818,792	59,141
Celanese Corp. Class A	857,656	56,176
Mosaic Co.	2,015,242	54,412
International Flavors & Fragrances Inc.	467,949	53,239
CF Industries Holdings Inc.	1,359,066	42,593
Albemarle Corp.	654,211	41,824
Ashland Inc.	368,702	40,542
Avery Dennison Corp.	521,505	37,606
FMC Corp.	779,167	31,455
* WR Grace & Co.	411,341	29,279
Reliance Steel & Aluminum Co.	396,914	27,463
Westlake Chemical Corp.	227,870	10,550
		709,416
Consumer Goods (17.4%)
Tyson Foods Inc. Class A	1,708,897	113,915
ConAgra Foods Inc.	2,531,231	112,943
Dr Pepper Snapple Group Inc.	1,092,429	97,685
Molson Coors Brewing Co. Class B	1,013,904	97,517
Clorox Co.	754,737	95,142
JM Smucker Co.	662,945	86,077
Genuine Parts Co.	835,091	82,975
Whirlpool Corp.	450,383	81,222
Newell Rubbermaid Inc.	1,557,344	68,975
Mattel Inc.	1,982,431	66,649
Coach Inc.	1,619,137	64,911
DR Horton Inc.	2,048,153	61,916
Delphi Automotive plc	809,146	60,702
Coca-Cola Enterprises Inc.	1,192,957	60,531
Harley-Davidson Inc.	1,073,071	55,081
Hasbro Inc.	654,962	52,462
Lennar Corp. Class A	1,050,265	50,791
BorgWarner Inc.	1,274,872	48,955
Lear Corp.	434,203	48,270
PVH Corp.	477,889	47,340
Bunge Ltd.	822,042	46,585
PulteGroup Inc.	1,832,216	34,281
Ralph Lauren Corp. Class A	338,959	32,628
Leucadia National Corp.	1,900,909	30,738
* Edgewell Personal Care Co.	346,123	27,873
Goodyear Tire & Rubber Co.	778,572	25,677
*,^ Pilgrim's Pride Corp.	371,570	9,438
^ Coty Inc. Class A	236,260	6,575
Lennar Corp. Class B	53,777	2,082
		1,669,936

Consumer Services (11.0%)
Nielsen Holdings plc	2,004,486	105,556
Royal Caribbean Cruises Ltd.	1,014,183	83,315
* United Continental Holdings Inc.	1,048,045	62,736
Whole Foods Market Inc.	1,912,678	59,503
Best Buy Co. Inc.	1,698,508	55,100
Interpublic Group of Cos. Inc.	2,344,709	53,811
Foot Locker Inc.	800,404	51,626
Kohl's Corp.	1,106,815	51,589
AmerisourceBergen Corp. Class A	569,067	49,253
* Bed Bath & Beyond Inc.	906,203	44,984
Darden Restaurants Inc.	672,961	44,617
Aramark	1,339,993	44,381
Wynn Resorts Ltd.	473,806	44,268
Staples Inc.	3,752,743	41,393
H&R Block Inc.	1,437,431	37,977
Gap Inc.	1,288,918	37,894
Starwood Hotels & Resorts Worldwide Inc.	427,590	35,674
News Corp. Class A	2,719,741	34,731
* MGM Resorts International	1,314,212	28,177
* Rite Aid Corp.	3,050,846	24,864
Nordstrom Inc.	354,098	20,258
* Discovery Communications Inc.	701,232	18,933
* Discovery Communications Inc. Class A	437,642	12,530
* Hertz Global Holdings Inc.	1,101,241	11,596
News Corp. Class B	198,909	2,635
		1,057,401
Financials (22.8%)
Hartford Financial Services Group Inc.	2,388,236	110,050
M&T Bank Corp.	834,921	92,676
Willis Towers Watson plc	764,915	90,765
Equifax Inc.	692,197	79,111
* Markel Corp.	77,275	68,896
Principal Financial Group Inc.	1,700,433	67,082
Kimco Realty Corp.	2,289,336	65,887
Citizens Financial Group Inc.	3,076,409	64,451
XL Group plc Class A	1,736,172	63,891
Cincinnati Financial Corp.	907,592	59,320
Regions Financial Corp.	7,508,765	58,944
UDR Inc.	1,528,409	58,890
First Republic Bank	851,963	56,775
Annaly Capital Management Inc.	5,526,435	56,701
Western Union Co.	2,926,506	56,452
SL Green Realty Corp.	581,650	56,350
Lincoln National Corp.	1,404,929	55,073
KeyCorp	4,872,136	53,788
FNF Group	1,537,212	52,111
Everest Re Group Ltd.	251,267	49,608
* Arch Capital Group Ltd.	679,254	48,295
* Ally Financial Inc.	2,534,985	47,455
Nasdaq Inc.	670,375	44,500
Huntington Bancshares Inc.	4,635,501	44,223
Unum Group	1,392,685	43,062
New York Community Bancorp Inc.	2,686,183	42,710
Comerica Inc.	1,030,491	39,025
Iron Mountain Inc.	1,108,066	37,575
Invesco Ltd.	1,214,020	37,355

Torchmark Corp.	683,151	36,999
Reinsurance Group of America Inc. Class A	383,413	36,904
American Capital Agency Corp.	1,967,701	36,658
CIT Group Inc.	1,171,854	36,363
Voya Financial Inc.	1,214,452	36,154
Raymond James Financial Inc.	741,341	35,295
Host Hotels & Resorts Inc.	2,092,665	34,948
Jones Lang LaSalle Inc.	262,918	30,846
WR Berkley Corp.	536,168	30,133
Axis Capital Holdings Ltd.	525,791	29,160
Zions Bancorporation	1,191,193	28,839
People's United Financial Inc.	1,808,919	28,816
Camden Property Trust	253,484	21,315
* Alleghany Corp.	42,776	21,225
Assurant Inc.	188,882	14,572
Navient Corp.	999,526	11,964
Legg Mason Inc.	314,061	10,892
* Santander Consumer USA Holdings Inc.	312,564	3,279
		2,185,383
Health Care (5.3%)
* Henry Schein Inc.	477,796	82,482
* Boston Scientific Corp.	3,930,795	73,938
* Laboratory Corp. of America Holdings	590,102	69,119
Universal Health Services Inc. Class B	527,073	65,736
Quest Diagnostics Inc.	835,841	59,721
* Hologic Inc.	1,489,370	51,383
* Mallinckrodt plc	652,588	39,991
* Endo International plc	1,320,393	37,169
Patterson Cos. Inc.	492,884	22,934
		502,473
Industrials (11.3%)
Fidelity National Information Services Inc.	1,645,121	104,153
Rockwell Collins Inc.	764,660	70,509
Xerox Corp.	5,610,495	62,613
Ball Corp.	824,604	58,786
Dover Corp.	903,855	58,145
WestRock Co.	1,480,147	57,770
Sealed Air Corp.	1,142,752	54,863
Textron Inc.	1,423,039	51,884
L-3 Communications Holdings Inc.	411,436	48,755
Cintas Corp.	504,451	45,305
Fluor Corp.	810,053	43,500
Xylem Inc.	1,045,860	42,776
* Crown Holdings Inc.	812,906	40,312
ADT Corp.	963,958	39,773
ManpowerGroup Inc.	421,610	34,327
* Arrow Electronics Inc.	530,293	34,156
Hubbell Inc. Class B	320,152	33,914
Avnet Inc.	765,390	33,907
Flowserve Corp.	758,402	33,681
* Jacobs Engineering Group Inc.	714,564	31,119
Owens Corning	640,032	30,261
FLIR Systems Inc.	817,833	26,947
Allison Transmission Holdings Inc.	898,121	24,231
AGCO Corp.	212,006	10,537

	Chicago Bridge & Iron Co. NV	150,831	5,519
			1,077,743
Oil & Gas (6.0%)
*	Cameron International Corp.	1,117,151	74,905
	Tesoro Corp.	701,993	60,378
	Columbia Pipeline Group Inc.	2,331,353	58,517
	Marathon Oil Corp.	4,792,151	53,385
*	Weatherford International plc	5,127,971	39,896
	Devon Energy Corp.	1,338,980	36,742
	HollyFrontier Corp.	1,029,293	36,355
*	FMC Technologies Inc.	1,323,004	36,197
	Helmerich & Payne Inc.	598,343	35,135
	National Oilwell Varco Inc.	1,095,579	34,072
	OGE Energy Corp.	1,164,486	33,339
	Cimarex Energy Co.	276,479	26,893
	Murphy Oil Corp.	476,551	12,004
	Energen Corp.	279,006	10,209
	Oceaneering International Inc.	281,299	9,350
^	Transocean Ltd.	994,284	9,088
*	Continental Resources Inc.	266,818	8,101
			574,566
Other (0.0%)[2]
*	Safeway Inc CVR (Casa Ley) Expire 1/30/2018	1,233	—
*	Safeway Inc CVR (PDC) Expire 1/30/2017	1,233	—

Technology (8.7%)
	NVIDIA Corp.	2,980,050	106,179
	SanDisk Corp.	1,172,090	89,173
	Maxim Integrated Products Inc.	1,669,922	61,420
	Western Digital Corp.	1,289,398	60,911
	Seagate Technology plc	1,728,323	59,541
	Harris Corp.	726,817	56,590
	Juniper Networks Inc.	2,119,255	54,062
	NetApp Inc.	1,704,625	46,519
*	Synopsys Inc.	883,594	42,801
	Xilinx Inc.	745,013	35,336
	Symantec Corp.	1,901,438	34,948
	KLA-Tencor Corp.	453,891	33,048
*	Micron Technology Inc.	3,024,588	31,668
*	Nuance Communications Inc.	1,420,135	26,542
	Garmin Ltd.	663,787	26,525
	Marvell Technology Group Ltd.	2,565,298	26,448
*	IMS Health Holdings Inc.	672,940	17,867
	Computer Sciences Corp.	402,526	13,843
	CSRA Inc.	472,975	12,723
			836,144
Telecommunications (0.4%)
	Frontier Communications Corp.	6,811,259	38,075

Utilities (9.5%)
	WEC Energy Group Inc.	1,840,603	110,565
	Eversource Energy	1,849,423	107,895
	DTE Energy Co.	1,046,447	94,871
	American Water Works Co. Inc.	1,037,909	71,543
	Ameren Corp.	1,414,701	70,877
	CMS Energy Corp.	1,620,799	68,787

SCANA Corp.			750,054	52,616
CenterPoint Energy Inc.			2,383,272	49,858
Alliant Energy Corp.			661,591	49,143
Pinnacle West Capital Corp.			647,240	48,588
AES Corp.			3,846,685	45,391
NiSource Inc.			1,864,324	43,924
Entergy Corp.			520,098	41,233
ONEOK Inc.			1,224,440	36,562
Avangrid Inc.			354,337	14,212
				906,065
Total Common Stocks (Cost $8,611,420)				9,557,202
	Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
[3,4] Vanguard Market Liquidity Fund	0.495%		86,100,682	86,101

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.290%	4/29/16	2,000	1,999
Total Temporary Cash Investments (Cost $88,100)				88,100
Total Investments (100.7%) (Cost $8,699,520)				9,645,302
Other Assets and Liabilities-Net (-0.7%)[4]				(64,084)
Net Assets (100%)				9,581,218

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,770,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $16,647,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Mid-Cap Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,557,202	—	—
Temporary Cash Investments	86,101	1,999	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	9,643,289	1,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2016	123	17,727	405
E-mini S&P 500 Index	June 2016	100	10,257	66
				471

Mid-Cap Value Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $8,699,520,000. Net unrealized appreciation of investment securities for tax purposes was $945,782,000, consisting of unrealized gains of $1,354,066,000 on securities that had risen in value since their purchase and $408,284,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of March 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (3.2%)
	RPM International Inc.	2,699,613	127,773
	Steel Dynamics Inc.	4,673,588	105,203
	NewMarket Corp.	204,705	81,116
	Royal Gold Inc.	1,326,454	68,034
	Olin Corp.	3,356,247	58,298
	Sensient Technologies Corp.	914,046	58,005
	Huntsman Corp.	4,239,774	56,389
	Cabot Corp.	1,140,922	55,141
^	CONSOL Energy Inc.	4,656,312	52,570
	PolyOne Corp.	1,733,762	52,446
	Domtar Corp.	1,277,839	51,753
	Compass Minerals International Inc.	685,883	48,602
^	United States Steel Corp.	2,973,647	47,727
	HB Fuller Co.	1,015,519	43,109
	Minerals Technologies Inc.	708,348	40,270
	Commercial Metals Co.	2,361,407	40,073
	Balchem Corp.	640,421	39,719
	Allegheny Technologies Inc.	2,218,488	36,161
*	Chemtura Corp.	1,342,774	35,449
	Carpenter Technology Corp.	951,405	32,567
	Worthington Industries Inc.	898,920	32,038
	Axiall Corp.	1,433,794	31,314
	Kaiser Aluminum Corp.	347,316	29,362
	US Silica Holdings Inc.	1,262,086	28,675
*	GCP Applied Technologies Inc.	1,434,960	28,613
	Ferroglobe plc	3,245,030	28,589
*	Cambrex Corp.	646,068	28,427
*	Stillwater Mining Co.	2,459,180	26,190
	Chemours Co.	3,684,607	25,792
	KapStone Paper and Packaging Corp.	1,761,176	24,392
^,* Platform Specialty Products Corp.		2,571,381	22,114
	Quaker Chemical Corp.	256,924	21,803
	Hecla Mining Co.	7,692,646	21,386
	Stepan Co.	384,890	21,281
	Innospec Inc.	463,633	20,103
*	Ferro Corp.	1,684,628	19,997
	PH Glatfelter Co.	882,371	18,292
*	Coeur Mining Inc.	3,102,179	17,434
*	Clearwater Paper Corp.	354,750	17,209
	A Schulman Inc.	566,064	15,408
	Calgon Carbon Corp.	1,045,824	14,662
*	Univar Inc.	830,973	14,276
*	AK Steel Holding Corp.	3,446,339	14,233
	Deltic Timber Corp.	227,634	13,692
	Innophos Holdings Inc.	372,018	11,499
*	Kraton Performance Polymers Inc.	623,563	10,788
^,* Cliffs Natural Resources Inc.		3,105,780	9,317
	Haynes International Inc.	253,269	9,244
*	Koppers Holdings Inc.	396,165	8,902

*	American Vanguard Corp.	562,051	8,869
	Tredegar Corp.	530,346	8,337
	Rayonier Advanced Materials Inc.	869,730	8,262
	Tronox Ltd. Class A	1,245,366	7,958
*	Century Aluminum Co.	970,834	6,844
*	Resolute Forest Products Inc.	1,179,781	6,501
	FutureFuel Corp.	488,707	5,762
	SunCoke Energy Inc.	655,072	4,258
	Kronos Worldwide Inc.	350,942	2,007
^,* Fairmount Santrol Holdings Inc.		663,896	1,666
*	Intrepid Potash Inc.	629,629	699
*	LSB Industries Inc.	13,840	176
*	Cloud Peak Energy Inc.	224	—
*	Peabody Energy Corp.	70	—
*	Alpha Natural Resources Inc.	864	—
*	Hycroft Mining Corp.	193	—
			1,776,776
Consumer Goods (7.7%)
	Ingredion Inc.	1,464,957	156,443
	Leggett & Platt Inc.	2,619,980	126,807
*	Middleby Corp.	1,164,926	124,379
	Pinnacle Foods Inc.	2,370,285	105,904
	Carter's Inc.	999,493	105,327
*	TreeHouse Foods Inc.	1,146,224	99,435
	Gentex Corp.	5,871,193	92,119
*	Toll Brothers Inc.	3,119,135	92,046
	Goodyear Tire & Rubber Co.	2,713,668	89,497
	Brunswick Corp.	1,850,104	88,768
^,* Herbalife Ltd.		1,412,593	86,959
*	Post Holdings Inc.	1,237,560	85,107
*	Hain Celestial Group Inc.	1,990,604	81,436
*	Skechers U.S.A. Inc. Class A	2,641,427	80,431
*	WhiteWave Foods Co. Class A	1,790,693	72,774
	Pool Corp.	822,614	72,176
	Scotts Miracle-Gro Co. Class A	936,192	68,127
	Flowers Foods Inc.	3,667,700	67,706
*	Kate Spade & Co.	2,595,439	66,236
*	Tempur Sealy International Inc.	1,078,252	65,547
*	Vista Outdoor Inc.	1,242,280	64,487
	Visteon Corp.	790,033	62,879
*	Take-Two Interactive Software Inc.	1,637,848	61,698
	Thor Industries Inc.	960,212	61,233
*	Helen of Troy Ltd.	574,701	59,591
*	Tenneco Inc.	1,110,669	57,211
	CalAtlantic Group Inc.	1,599,155	53,444
	Spectrum Brands Holdings Inc.	482,606	52,739
	Energizer Holdings Inc.	1,256,949	50,919
	Tupperware Brands Corp.	870,262	50,458
	Snyder's-Lance Inc.	1,455,396	45,816
*	Darling Ingredients Inc.	3,349,112	44,108
	B&G Foods Inc.	1,260,385	43,874
	Lancaster Colony Corp.	389,666	43,085
	Dana Holding Corp.	3,036,964	42,791
	Avon Products Inc.	8,853,934	42,587
*	Steven Madden Ltd.	1,145,113	42,415
	Cooper Tire & Rubber Co.	1,124,954	41,646
	Nu Skin Enterprises Inc. Class A	1,078,239	41,243

	Vector Group Ltd.	1,743,268	39,816
*	G-III Apparel Group Ltd.	786,304	38,442
	Herman Miller Inc.	1,216,838	37,588
*	Deckers Outdoor Corp.	625,865	37,496
*	Fossil Group Inc.	830,889	36,908
^,* Manitowoc Foodservice Inc.		2,501,835	36,877
	Wolverine World Wide Inc.	1,985,703	36,577
*	Dorman Products Inc.	671,210	36,527
	HNI Corp.	897,559	35,157
	Sanderson Farms Inc.	389,815	35,153
*	TRI Pointe Group Inc.	2,957,040	34,834
	Columbia Sportswear Co.	563,259	33,846
*	Boston Beer Co. Inc. Class A	182,690	33,810
	J&J Snack Foods Corp.	303,779	32,893
	Dean Foods Co.	1,862,538	32,259
*	Zynga Inc. Class A	14,066,992	32,073
*	Tumi Holdings Inc.	1,163,810	31,213
*	Gentherm Inc.	738,002	30,693
	Drew Industries Inc.	466,082	30,044
	WD-40 Co.	277,924	30,019
^	Cal-Maine Foods Inc.	577,036	29,954
	Fresh Del Monte Produce Inc.	678,584	28,548
*	Meritage Homes Corp.	767,945	27,999
	La-Z-Boy Inc.	1,013,548	27,102
^	KB Home	1,781,015	25,433
^,* Wayfair Inc.		587,781	25,404
	Universal Corp.	438,560	24,915
	Steelcase Inc. Class A	1,659,225	24,756
*	Cooper-Standard Holding Inc.	331,680	23,828
	Interface Inc. Class A	1,271,071	23,566
*	American Axle & Manufacturing Holdings Inc.	1,468,865	22,606
^,* Blue Buffalo Pet Products Inc.		797,439	20,462
	Knoll Inc.	942,680	20,409
	Oxford Industries Inc.	303,337	20,393
	MDC Holdings Inc.	796,828	19,968
*	Select Comfort Corp.	1,029,366	19,959
	Briggs & Stratton Corp.	833,188	19,930
^,* GoPro Inc. Class A		1,652,904	19,769
*	iRobot Corp.	559,929	19,765
	Schweitzer-Mauduit International Inc.	619,369	19,498
*	ACCO Brands Corp.	2,147,665	19,286
*	TiVo Inc.	1,889,688	17,971
*	Seaboard Corp.	5,945	17,853
	Andersons Inc.	540,864	16,988
	Ethan Allen Interiors Inc.	508,974	16,195
	Coca-Cola Bottling Co. Consolidated	94,251	15,057
^,* USANA Health Sciences Inc.		116,896	14,193
*	Crocs Inc.	1,422,188	13,681
^	Tootsie Roll Industries Inc.	389,082	13,594
*	Central Garden & Pet Co. Class A	670,365	10,920
*	Modine Manufacturing Co.	975,798	10,743
	Inter Parfums Inc.	346,034	10,692
	Superior Industries International Inc.	481,698	10,636
	Phibro Animal Health Corp. Class A	375,173	10,145
*	National Beverage Corp.	235,497	9,966
*	Blount International Inc.	978,938	9,770
^,* Fitbit Inc. Class A		626,724	9,495

*	Taylor Morrison Home Corp. Class A	646,718	9,132
	National Presto Industries Inc.	105,944	8,872
	Movado Group Inc.	315,812	8,694
*	Vera Bradley Inc.	385,332	7,838
*	Revlon Inc. Class A	212,807	7,748
^,* Iconix Brand Group Inc.		932,878	7,510
*	DTS Inc.	334,692	7,290
*	Federal-Mogul Holdings Corp.	687,116	6,789
^,* Eastman Kodak Co.		469,612	5,095
*	Amplify Snack Brands Inc.	342,313	4,902
	Metaldyne Performance Group Inc.	275,296	4,628
*	Central Garden & Pet Co.	170,428	2,785
	Titan International Inc.	442,519	2,381
^,* Elizabeth Arden Inc.		211,698	1,734
^,* Vince Holding Corp.		166,851	1,056
^,* Hovnanian Enterprises Inc. Class A		169,067	264
			4,259,840
Consumer Services (13.1%)
*	JetBlue Airways Corp.	6,525,509	137,819
	Domino's Pizza Inc.	1,013,001	133,574
	Sabre Corp.	4,199,984	121,464
	KAR Auction Services Inc.	2,785,318	106,232
	TEGNA Inc.	4,504,434	105,674
*	ServiceMaster Global Holdings Inc.	2,752,033	103,697
	Vail Resorts Inc.	736,620	98,486
*	Sally Beauty Holdings Inc.	2,970,089	96,171
*	Panera Bread Co. Class A	467,337	95,725
	Service Corp. International	3,761,672	92,838
	Casey's General Stores Inc.	792,881	89,849
*	VCA Inc.	1,557,058	89,827
	Dunkin' Brands Group Inc.	1,863,022	87,879
*	Burlington Stores Inc.	1,543,614	86,813
*	Rite Aid Corp.	10,633,854	86,666
	Dick's Sporting Goods Inc.	1,830,770	85,588
*	Sprouts Farmers Market Inc.	2,903,051	84,305
*	Copart Inc.	2,048,713	83,526
*	AMC Networks Inc. Class A	1,238,006	80,396
*	Office Depot Inc.	11,157,357	79,217
	Six Flags Entertainment Corp.	1,395,587	77,441
	Cinemark Holdings Inc.	2,120,429	75,975
	Dun & Bradstreet Corp.	734,401	75,702
^	Cracker Barrel Old Country Store Inc.	486,627	74,293
	Cablevision Systems Corp. Class A	2,148,312	70,894
*	Spirit Airlines Inc.	1,454,221	69,774
*	Madison Square Garden Co. Class A	408,492	67,957
^	GameStop Corp. Class A	2,127,566	67,508
*	JC Penney Co. Inc.	5,908,524	65,348
	Tribune Media Co. Class A	1,626,600	62,380
*	Live Nation Entertainment Inc.	2,674,559	59,669
	American Eagle Outfitters Inc.	3,560,737	59,357
*	Urban Outfitters Inc.	1,788,186	59,171
*	Buffalo Wild Wings Inc.	382,565	56,666
	Texas Roadhouse Inc. Class A	1,283,372	55,929
	CST Brands Inc.	1,460,304	55,915
*	Bright Horizons Family Solutions Inc.	854,365	55,346
	Rollins Inc.	2,001,516	54,281
	Brinker International Inc.	1,160,913	53,344

*	Michaels Cos. Inc.	1,893,380	52,958
*	Houghton Mifflin Harcourt Co.	2,510,416	50,058
	Lions Gate Entertainment Corp.	2,286,290	49,955
*	Murphy USA Inc.	804,731	49,451
*	Beacon Roofing Supply Inc.	1,204,174	49,383
*	Avis Budget Group Inc.	1,775,659	48,582
	Wendy's Co.	4,447,814	48,437
	John Wiley & Sons Inc. Class A	987,825	48,295
	GNC Holdings Inc. Class A	1,509,452	47,925
	Cheesecake Factory Inc.	887,187	47,101
*	Cabela's Inc.	964,448	46,959
*	Starz	1,751,984	46,130
	Big Lots Inc.	1,006,694	45,593
	Allegiant Travel Co. Class A	256,049	45,592
*	WebMD Health Corp.	723,932	45,340
	Graham Holdings Co. Class B	94,196	45,214
	Jack in the Box Inc.	705,157	45,038
*	Hawaiian Holdings Inc.	948,718	44,770
	Monro Muffler Brake Inc.	621,841	44,443
	Chemed Corp.	325,778	44,127
	Dolby Laboratories Inc. Class A	1,007,877	43,802
*	Five Below Inc.	1,053,586	43,555
	Abercrombie & Fitch Co.	1,366,469	43,098
	Sinclair Broadcast Group Inc. Class A	1,397,541	42,974
	AMERCO	119,498	42,698
	Cable One Inc.	95,159	41,597
*	Pinnacle Entertainment Inc.	1,179,751	41,409
	Bloomin' Brands Inc.	2,424,110	40,895
^,* GrubHub Inc.		1,621,508	40,748
*	Hertz Global Holdings Inc.	3,836,425	40,398
*	Grand Canyon Education Inc.	944,815	40,381
	Lithia Motors Inc. Class A	457,277	39,934
	Churchill Downs Inc.	269,763	39,893
*	Ascena Retail Group Inc.	3,582,852	39,626
^,* Pandora Media Inc.		4,397,978	39,362
*	United Natural Foods Inc.	971,137	39,137
	DSW Inc. Class A	1,361,995	37,646
	Aaron's Inc.	1,474,724	37,016
	Meredith Corp.	766,374	36,403
	Core-Mark Holding Co. Inc.	444,901	36,286
*	DreamWorks Animation SKG Inc. Class A	1,435,593	35,818
	Gannett Co. Inc.	2,358,190	35,703
	Chico's FAS Inc.	2,690,237	35,699
	Hillenbrand Inc.	1,151,866	34,498
	Morningstar Inc.	388,039	34,252
^	Regal Entertainment Group Class A	1,618,148	34,208
	Choice Hotels International Inc.	632,697	34,197
*	Express Inc.	1,594,844	34,146
	PriceSmart Inc.	401,064	33,922
	Children's Place Inc.	405,655	33,860
	Dillard's Inc. Class A	398,650	33,849
	HSN Inc.	637,238	33,334
	Sonic Corp.	948,019	33,332
*	Groupon Inc. Class A	8,311,497	33,163
	Matthews International Corp. Class A	637,236	32,799
*	Restoration Hardware Holdings Inc.	781,290	32,736
	Sotheby's	1,221,869	32,661

*	Boyd Gaming Corp.	1,579,157	32,625
	New York Times Co. Class A	2,604,368	32,450
*	Acxiom Corp.	1,500,004	32,160
*	Stamps.com Inc.	300,524	31,940
^,* SolarCity Corp.		1,292,879	31,779
	DineEquity Inc.	338,851	31,659
*	SUPERVALU Inc.	5,401,803	31,114
	Penske Automotive Group Inc.	818,432	31,019
*	Genesco Inc.	426,327	30,802
*	Liberty TripAdvisor Holdings Inc. Class A	1,388,601	30,771
*	Media General Inc.	1,818,596	29,661
	Time Inc.	1,917,073	29,600
*	Shutterfly Inc.	637,308	29,552
	Papa John's International Inc.	536,653	29,081
	SeaWorld Entertainment Inc.	1,365,605	28,760
*	comScore Inc.	921,010	27,667
*	Yelp Inc. Class A	1,373,599	27,307
*	Asbury Automotive Group Inc.	452,269	27,064
	Nexstar Broadcasting Group Inc. Class A	591,117	26,169
*	Dave & Buster's Entertainment Inc.	674,795	26,169
	Group 1 Automotive Inc.	428,322	25,138
*	Fresh Market Inc.	859,266	24,515
*	Penn National Gaming Inc.	1,466,392	24,474
	Caleres Inc.	843,424	23,860
*	Popeyes Louisiana Kitchen Inc.	456,239	23,752
	Marriott Vacations Worldwide Corp.	351,804	23,747
	Extended Stay America Inc.	1,454,971	23,716
^,* Diplomat Pharmacy Inc.		850,034	23,291
*	La Quinta Holdings Inc.	1,769,300	22,116
^,* Diamond Resorts International Inc.		874,248	21,244
	Guess? Inc.	1,106,339	20,766
*	MSG Networks Inc.	1,182,089	20,438
	International Speedway Corp. Class A	542,934	20,040
^	Buckle Inc.	590,862	20,012
*	Krispy Kreme Doughnuts Inc.	1,281,185	19,974
	DeVry Education Group Inc.	1,155,537	19,956
	SkyWest Inc.	980,032	19,591
	Cato Corp. Class A	505,164	19,474
	Finish Line Inc. Class A	901,592	19,024
	EW Scripps Co. Class A	1,169,374	18,231
	National CineMedia Inc.	1,187,698	18,065
*	Fiesta Restaurant Group Inc.	545,467	17,880
	Bob Evans Farms Inc.	381,746	17,824
	Tailored Brands Inc.	984,556	17,624
^,* Mattress Firm Holding Corp.		414,533	17,572
	ClubCorp Holdings Inc.	1,250,474	17,557
	Scholastic Corp.	464,823	17,370
*	Hibbett Sports Inc.	463,326	16,633
*	Belmond Ltd. Class A	1,749,307	16,601
*	Vitamin Shoppe Inc.	530,978	16,439
	Rent-A-Center Inc.	1,025,029	16,247
*	Francesca's Holdings Corp.	847,040	16,229
*	Apollo Education Group Inc.	1,867,913	15,345
*	BJ's Restaurants Inc.	367,597	15,281
^,* Quotient Technology Inc.		1,363,580	14,454
	Barnes & Noble Inc.	1,166,805	14,422
	New Media Investment Group Inc.	864,182	14,380

*	Virgin America Inc.	362,102	13,963
*	Caesars Acquisition Co. Class A	2,231,682	13,658
^,* Etsy Inc.		1,477,744	12,856
	AMC Entertainment Holdings Inc.	438,544	12,275
	Weis Markets Inc.	269,005	12,121
	Capella Education Co.	226,672	11,932
^	Interval Leisure Group Inc.	818,917	11,825
*	Rush Enterprises Inc. Class A	632,512	11,537
	Sonic Automotive Inc. Class A	614,325	11,353
	Pier 1 Imports Inc.	1,617,667	11,340
^	World Wrestling Entertainment Inc. Class A	627,455	11,081
*	Regis Corp.	721,745	10,963
	Fred's Inc. Class A	722,188	10,768
*	Bankrate Inc.	1,112,691	10,203
*	FTD Cos. Inc.	378,038	9,923
^,* Scientific Games Corp. Class A		1,048,052	9,883
*	Strayer Education Inc.	201,376	9,817
*	Performance Food Group Co.	416,331	9,721
*	Smart & Final Stores Inc.	598,347	9,693
*	Tile Shop Holdings Inc.	625,415	9,325
^,* Weight Watchers International Inc.		580,778	8,439
*	Ollie's Bargain Outlet Holdings Inc.	356,195	8,346
*	Global Eagle Entertainment Inc.	955,844	8,144
^,* Caesars Entertainment Corp.		1,176,160	7,998
*	Biglari Holdings Inc.	21,103	7,844
*	Zumiez Inc.	379,115	7,552
^,* Lands' End Inc.		292,075	7,451
*	Party City Holdco Inc.	484,148	7,282
*	Barnes & Noble Education Inc.	734,544	7,199
*	Angie's List Inc.	890,732	7,188
^,* Lumber Liquidators Holdings Inc.		522,481	6,855
^,* Sears Holdings Corp.		433,270	6,633
^,* Wingstop Inc.		290,216	6,582
*	Potbelly Corp.	480,778	6,543
*	Ruby Tuesday Inc.	1,198,028	6,445
*	K12 Inc.	634,167	6,272
*	American Public Education Inc.	297,596	6,139
*	TrueCar Inc.	1,092,385	6,106
*	RetailMeNot Inc.	754,728	6,045
	Blue Nile Inc.	222,693	5,725
^,* El Pollo Loco Holdings Inc.		427,992	5,709
^,* Conn's Inc.		457,974	5,706
	Speedway Motorsports Inc.	251,617	4,990
^,* Planet Fitness Inc. Class A		297,878	4,838
^,* Habit Restaurants Inc. Class A		238,155	4,437
^,* Clean Energy Fuels Corp.		1,388,298	4,068
*	Bridgepoint Education Inc.	373,183	3,762
	Clear Channel Outdoor Holdings Inc. Class A	710,156	3,338
^,* Noodles & Co. Class A		267,850	3,177
*	Bojangles' Inc.	181,561	3,088
*	Rush Enterprises Inc. Class B	146,991	2,684
	Stage Stores Inc.	293,062	2,362
^,* Shake Shack Inc. Class A		61,362	2,290
*	Container Store Group Inc.	345,594	2,029
*	Ascent Capital Group Inc. Class A	42	1
			7,221,217

Financials (26.4%)
Arthur J Gallagher & Co.	3,597,811	160,031
Duke Realty Corp.	7,029,953	158,455
Mid-America Apartment Communities Inc.	1,532,055	156,591
Regency Centers Corp.	1,983,750	148,484
* Signature Bank	1,025,251	139,557
Omega Healthcare Investors Inc.	3,801,425	134,190
Apartment Investment & Management Co.	3,179,099	132,950
National Retail Properties Inc.	2,866,547	132,434
American Campus Communities Inc.	2,600,016	122,435
WP Carey Inc.	1,909,735	118,862
Kilroy Realty Corp.	1,875,449	116,034
CubeSmart	3,392,919	112,984
Equity LifeStyle Properties Inc.	1,547,303	112,535
DDR Corp.	6,310,766	112,269
CBOE Holdings Inc.	1,662,421	108,606
* Liberty Ventures Class A	2,739,250	107,159
* SVB Financial Group	1,046,553	106,801
Forest City Realty Trust Inc. Class A	4,895,865	103,254
Lamar Advertising Co. Class A	1,668,320	102,602
Liberty Property Trust	3,003,304	100,491
American Financial Group Inc.	1,420,197	99,939
RenaissanceRe Holdings Ltd.	833,022	99,821
Spirit Realty Capital Inc.	8,522,102	95,874
East West Bancorp Inc.	2,924,563	94,990
Sovran Self Storage Inc.	800,754	94,449
Highwoods Properties Inc.	1,953,211	93,383
MarketAxess Holdings Inc.	720,019	89,880
Old Republic International Corp.	4,782,148	87,418
Starwood Property Trust Inc.	4,576,479	86,633
Senior Housing Properties Trust	4,826,263	86,342
PacWest Bancorp	2,320,817	86,218
EPR Properties	1,286,417	85,701
Douglas Emmett Inc.	2,844,791	85,657
Weingarten Realty Investors	2,267,255	85,067
First American Financial Corp.	2,217,026	84,491
Endurance Specialty Holdings Ltd.	1,286,348	84,050
Taubman Centers Inc.	1,163,037	82,843
Brown & Brown Inc.	2,291,996	82,053
Hospitality Properties Trust	3,079,962	81,804
Sun Communities Inc.	1,133,065	81,139
* Liberty Broadband Corp.	1,365,848	79,151
Hanover Insurance Group Inc.	870,289	78,517
Healthcare Trust of America Inc. Class A	2,652,230	78,029
Investors Bancorp Inc.	6,670,801	77,648
* Howard Hughes Corp.	726,546	76,934
Retail Properties of America Inc.	4,822,159	76,431
Corrections Corp. of America	2,382,843	76,370
Commerce Bancshares Inc.	1,673,392	75,219
Eaton Vance Corp.	2,229,566	74,735
Validus Holdings Ltd.	1,583,411	74,721
STORE Capital Corp.	2,863,137	74,098
* Alleghany Corp.	149,103	73,985
Synovus Financial Corp.	2,521,725	72,903
Assured Guaranty Ltd.	2,872,387	72,671
* Equity Commonwealth	2,559,426	72,227
Gramercy Property Trust	8,543,516	72,193

	Umpqua Holdings Corp.	4,477,528	71,014
	DCT Industrial Trust Inc.	1,798,334	70,980
	Tanger Factory Outlet Centers Inc.	1,948,811	70,917
	FirstMerit Corp.	3,368,961	70,917
	American Homes 4 Rent Class A	4,435,320	70,522
	First Niagara Financial Group Inc.	7,210,325	69,796
	Bank of the Ozarks Inc.	1,658,906	69,624
	White Mountains Insurance Group Ltd.	86,701	69,586
	Gaming and Leisure Properties Inc.	2,234,563	69,093
	BankUnited Inc.	1,999,037	68,847
	Webster Financial Corp.	1,863,389	66,896
^	Apple Hospitality REIT Inc.	3,366,242	66,685
	Post Properties Inc.	1,100,188	65,725
	CNO Financial Group Inc.	3,650,388	65,415
	CyrusOne Inc.	1,431,804	65,362
	Healthcare Realty Trust Inc.	2,077,530	64,175
	First Horizon National Corp.	4,832,438	63,305
*	Western Alliance Bancorp	1,892,037	63,156
	Prosperity Bancshares Inc.	1,352,291	62,733
	Cullen/Frost Bankers Inc.	1,133,960	62,493
	Medical Properties Trust Inc.	4,812,019	62,460
	Rayonier Inc.	2,515,541	62,084
	Sunstone Hotel Investors Inc.	4,390,578	61,468
	Allied World Assurance Co. Holdings AG	1,747,033	61,041
	DuPont Fabros Technology Inc.	1,489,345	60,363
	Popular Inc.	2,105,588	60,241
	Bank of Hawaii Corp.	880,116	60,094
	Piedmont Office Realty Trust Inc. Class A	2,948,674	59,888
	Aspen Insurance Holdings Ltd.	1,239,689	59,133
	Outfront Media Inc.	2,796,475	59,006
	PrivateBancorp Inc.	1,526,589	58,926
	Two Harbors Investment Corp.	7,400,155	58,757
	LaSalle Hotel Properties	2,295,588	58,101
^,* Zillow Group Inc.		2,418,805	57,398
	RLI Corp.	837,876	56,020
	Columbia Property Trust Inc.	2,510,094	55,197
	RLJ Lodging Trust	2,406,216	55,054
	Paramount Group Inc.	3,449,448	55,019
	Federated Investors Inc. Class B	1,900,012	54,815
	ProAssurance Corp.	1,079,918	54,644
	Associated Banc-Corp	3,043,168	54,594
	New Residential Investment Corp.	4,684,680	54,483
	Communications Sales & Leasing Inc.	2,448,407	54,477
	First Industrial Realty Trust Inc.	2,374,517	53,997
	Equity One Inc.	1,861,755	53,358
*	MGIC Investment Corp.	6,904,638	52,959
	FNB Corp.	4,029,506	52,424
	Education Realty Trust Inc.	1,259,575	52,398
	Urban Edge Properties	2,018,466	52,157
	Radian Group Inc.	4,205,461	52,148
	MFA Financial Inc.	7,543,506	51,673
	Assurant Inc.	658,032	50,767
	Corporate Office Properties Trust	1,921,779	50,427
	Acadia Realty Trust	1,432,541	50,325
	GEO Group Inc.	1,441,930	49,992
	Brandywine Realty Trust	3,561,573	49,969
	Home BancShares Inc.	1,213,574	49,696

National Health Investors Inc.	741,685	49,337
United Bankshares Inc.	1,343,731	49,315
Chimera Investment Corp.	3,625,266	49,267
NorthStar Realty Finance Corp.	3,727,315	48,902
Blackstone Mortgage Trust Inc. Class A	1,814,137	48,728
Interactive Brokers Group Inc.	1,230,928	48,400
Fulton Financial Corp.	3,537,934	47,338
Kite Realty Group Trust	1,682,154	46,613
AmTrust Financial Services Inc.	1,787,301	46,255
MB Financial Inc.	1,422,736	46,168
Care Capital Properties Inc.	1,703,401	45,719
Ryman Hospitality Properties Inc.	886,266	45,625
Valley National Bancorp	4,770,594	45,511
Hudson Pacific Properties Inc.	1,546,516	44,725
Cousins Properties Inc.	4,298,840	44,622
Cathay General Bancorp	1,564,593	44,325
Janus Capital Group Inc.	3,023,637	44,236
UMB Financial Corp.	855,975	44,194
Erie Indemnity Co. Class A	469,209	43,632
Wintrust Financial Corp.	983,362	43,602
Primerica Inc.	977,254	43,517
IBERIABANK Corp.	835,669	42,845
QTS Realty Trust Inc. Class A	902,932	42,781
Pebblebrook Hotel Trust	1,461,616	42,489
NorthStar Asset Management Group Inc.	3,741,348	42,464
Washington Federal Inc.	1,861,680	42,167
Navient Corp.	3,485,056	41,716
DiamondRock Hospitality Co.	4,077,970	41,269
CBL & Associates Properties Inc.	3,462,685	41,206
Kennedy-Wilson Holdings Inc.	1,860,755	40,751
Retail Opportunity Investments Corp.	2,024,895	40,741
Selective Insurance Group Inc.	1,111,442	40,690
Washington REIT	1,384,679	40,446
^ LPL Financial Holdings Inc.	1,626,141	40,328
CoreSite Realty Corp.	571,809	40,032
Sterling Bancorp	2,503,828	39,886
* Stifel Financial Corp.	1,341,433	39,706
First Citizens BancShares Inc. Class A	156,507	39,294
Pinnacle Financial Partners Inc.	789,527	38,734
PS Business Parks Inc.	384,475	38,644
Mack-Cali Realty Corp.	1,638,116	38,496
* Blackhawk Network Holdings Inc.	1,110,049	38,075
TCF Financial Corp.	3,100,390	38,011
Legg Mason Inc.	1,094,068	37,942
EastGroup Properties Inc.	625,009	37,732
Waddell & Reed Financial Inc. Class A	1,601,642	37,703
First Financial Bankshares Inc.	1,274,238	37,692
Glacier Bancorp Inc.	1,468,415	37,327
* Enstar Group Ltd.	228,304	37,118
BancorpSouth Inc.	1,723,021	36,718
Colony Capital Inc. Class A	2,155,209	36,143
Hancock Holding Co.	1,572,322	36,101
* Texas Capital Bancshares Inc.	932,175	35,777
WP Glimcher Inc.	3,764,331	35,724
Evercore Partners Inc. Class A	686,006	35,501
Xenia Hotels & Resorts Inc.	2,268,569	35,435
Columbia Banking System Inc.	1,172,793	35,090

	Alexander & Baldwin Inc.	943,294	34,600
	LTC Properties Inc.	762,389	34,490
	BGC Partners Inc. Class A	3,770,648	34,124
	CVB Financial Corp.	1,944,717	33,935
	Monogram Residential Trust Inc.	3,384,493	33,371
	New York REIT Inc.	3,301,541	33,346
	Capitol Federal Financial Inc.	2,507,495	33,249
^	Lexington Realty Trust	3,822,843	32,876
	Chesapeake Lodging Trust	1,220,554	32,296
	Community Bank System Inc.	839,157	32,064
	American Assets Trust Inc.	784,084	31,301
*	HRG Group Inc.	2,240,690	31,213
	Mercury General Corp.	560,331	31,098
	Argo Group International Holdings Ltd.	538,000	30,876
	Great Western Bancorp Inc.	1,122,357	30,607
*	Hilltop Holdings Inc.	1,594,066	30,096
	Trustmark Corp.	1,304,834	30,050
*	OneMain Holdings Inc. Class A	1,092,837	29,977
	South State Corp.	466,682	29,975
*	Liberty Broadband Corp. Class A	505,240	29,385
^	Global Net Lease Inc.	3,431,900	29,377
*	Eagle Bancorp Inc.	611,900	29,371
	Select Income REIT	1,270,578	29,287
	Astoria Financial Corp.	1,842,675	29,188
	Pennsylvania REIT	1,335,365	29,178
	Ramco-Gershenson Properties Trust	1,608,114	28,994
	EverBank Financial Corp.	1,907,425	28,783
*	PRA Group Inc.	979,318	28,782
	First Midwest Bancorp Inc.	1,591,199	28,673
	Old National Bancorp	2,326,484	28,360
	International Bancshares Corp.	1,146,109	28,263
	STAG Industrial Inc.	1,382,989	28,158
	Invesco Mortgage Capital Inc.	2,308,193	28,114
	Financial Engines Inc.	892,720	28,058
	Chemical Financial Corp.	775,408	27,674
*	Genworth Financial Inc. Class A	10,105,679	27,589
	Hatteras Financial Corp.	1,920,453	27,462
	National Penn Bancshares Inc.	2,573,460	27,382
	WisdomTree Investments Inc.	2,389,363	27,310
	Parkway Properties Inc.	1,700,980	26,637
	Sabra Health Care REIT Inc.	1,324,402	26,607
	Northwest Bancshares Inc.	1,964,074	26,535
	American Equity Investment Life Holding Co.	1,573,802	26,440
	Empire State Realty Trust Inc.	1,505,680	26,395
^,* Zillow Group Inc. Class A		1,029,102	26,294
	Horace Mann Educators Corp.	826,879	26,204
*	MBIA Inc.	2,951,898	26,124
	Potlatch Corp.	826,547	26,036
^,* Credit Acceptance Corp.		143,161	25,991
^,* LendingClub Corp.		3,098,652	25,719
*	SLM Corp.	4,004,086	25,466
	Colony Starwood Homes	1,027,720	25,436
*	Essent Group Ltd.	1,220,500	25,386
	Banner Corp.	600,246	25,234
	First Cash Financial Services Inc.	545,152	25,110
	CYS Investments Inc.	3,083,232	25,098
	American National Insurance Co.	213,032	24,605

	Government Properties Income Trust	1,372,848	24,505
	Provident Financial Services Inc.	1,202,474	24,278
	Artisan Partners Asset Management Inc. Class A	781,753	24,109
^	Westamerica Bancorporation	492,811	24,005
	Park National Corp.	264,752	23,828
*	FCB Financial Holdings Inc. Class A	712,291	23,691
	Independent Bank Corp.	507,621	23,330
	BBCN Bancorp Inc.	1,535,565	23,325
	Kemper Corp.	782,150	23,128
	National General Holdings Corp.	1,071,128	23,126
	Talmer Bancorp Inc. Class A	1,276,418	23,090
^	Seritage Growth Properties Class A	455,890	22,781
^	BOK Financial Corp.	412,841	22,549
	NBT Bancorp Inc.	835,511	22,517
	FelCor Lodging Trust Inc.	2,767,152	22,469
	WesBanco Inc.	743,331	22,084
	Redwood Trust Inc.	1,668,916	21,829
	First Financial Bancorp	1,189,980	21,634
*	Navigators Group Inc.	249,581	20,932
*	Beneficial Bancorp Inc.	1,516,423	20,760
*	Green Dot Corp. Class A	903,014	20,742
	Franklin Street Properties Corp.	1,934,366	20,524
	Physicians Realty Trust	1,103,545	20,504
	TFS Financial Corp.	1,172,923	20,374
	PennyMac Mortgage Investment Trust	1,424,380	19,429
	Capstead Mortgage Corp.	1,947,548	19,261
	HFF Inc. Class A	692,101	19,054
	Nelnet Inc. Class A	483,709	19,044
	Cash America International Inc.	490,819	18,965
	Boston Private Financial Holdings Inc.	1,615,257	18,495
	Tompkins Financial Corp.	287,829	18,421
	Hersha Hospitality Trust Class A	858,572	18,322
	Investors Real Estate Trust	2,488,694	18,068
	Employers Holdings Inc.	622,243	17,510
	New Senior Investment Group Inc.	1,693,948	17,448
*	HealthEquity Inc.	702,975	17,342
	S&T Bancorp Inc.	672,299	17,318
	NRG Yield Inc.	1,212,311	17,263
	Infinity Property & Casualty Corp.	213,958	17,224
^,* St. Joe Co.		995,547	17,074
	Safety Insurance Group Inc.	291,638	16,641
	Cohen & Steers Inc.	415,863	16,185
	LegacyTexas Financial Group Inc.	823,443	16,181
	Berkshire Hills Bancorp Inc.	598,473	16,093
	ARMOUR Residential REIT Inc.	745,899	16,059
	First Commonwealth Financial Corp.	1,808,683	16,025
*	FNFV Group	1,464,299	15,888
*	iStar Inc.	1,638,127	15,824
	Alexander's Inc.	41,525	15,802
	United Fire Group Inc.	356,984	15,643
*	KCG Holdings Inc. Class A	1,286,281	15,371
	Brookline Bancorp Inc.	1,355,865	14,928
	Maiden Holdings Ltd.	1,128,189	14,599
	Capital Bank Financial Corp.	470,506	14,515
	Investment Technology Group Inc.	648,490	14,332
*	Piper Jaffray Cos.	288,199	14,283
	American Capital Mortgage Investment Corp.	969,004	14,225

	State Bank Financial Corp.	716,107	14,150
	City Holding Co.	295,699	14,129
	Rouse Properties Inc.	766,499	14,088
	CareTrust REIT Inc.	1,094,536	13,901
	Universal Health Realty Income Trust	243,682	13,707
*	Walker & Dunlop Inc.	559,116	13,570
	Central Pacific Financial Corp.	604,821	13,167
	Oritani Financial Corp.	767,129	13,018
	Altisource Residential Corp.	1,081,071	12,973
*	Greenlight Capital Re Ltd. Class A	595,330	12,972
*	Black Knight Financial Services Inc. Class A	417,780	12,964
	Northfield Bancorp Inc.	787,739	12,950
	Virtus Investment Partners Inc.	162,400	12,685
	Saul Centers Inc.	237,546	12,595
	FBL Financial Group Inc. Class A	201,461	12,394
	Simmons First National Corp. Class A	274,194	12,358
*	Third Point Reinsurance Ltd.	1,079,227	12,271
	InfraREIT Inc.	708,453	12,079
	National Bank Holdings Corp. Class A	586,323	11,955
^,* Encore Capital Group Inc.		462,572	11,907
	Ashford Hospitality Trust Inc.	1,845,953	11,777
^,* BofI Holding Inc.		545,173	11,634
*	Santander Consumer USA Holdings Inc.	1,091,442	11,449
	Moelis & Co. Class A	390,702	11,030
	Dime Community Bancshares Inc.	607,434	10,703
	United Community Banks Inc.	578,813	10,691
	Greenhill & Co. Inc.	476,938	10,588
	National Western Life Group Inc. Class A	45,481	10,489
	First Potomac Realty Trust	1,126,200	10,203
	Getty Realty Corp.	508,544	10,084
	Virtu Financial Inc. Class A	452,249	9,999
	Silver Bay Realty Trust Corp.	660,301	9,805
	Anworth Mortgage Asset Corp.	2,030,777	9,463
	Urstadt Biddle Properties Inc. Class A	451,390	9,457
*	Ambac Financial Group Inc.	586,657	9,269
	Ladder Capital Corp.	739,615	9,208
	NRG Yield Inc. Class A	666,634	9,046
*	Flagstar Bancorp Inc.	400,821	8,602
*	Forestar Group Inc.	647,866	8,448
^,* Nationstar Mortgage Holdings Inc.		826,541	8,183
*	Marcus & Millichap Inc.	301,257	7,649
	AG Mortgage Investment Trust Inc.	576,576	7,536
	BancFirst Corp.	126,693	7,225
*	First BanCorp	2,401,885	7,014
	Resource Capital Corp.	611,611	6,881
^,* Altisource Portfolio Solutions SA		274,358	6,626
	State Auto Financial Corp.	293,708	6,479
	Ashford Hospitality Prime Inc.	549,784	6,416
	Fidelity & Guaranty Life	239,482	6,284
	OFG Bancorp	891,627	6,232
	Houlihan Lokey Inc.	245,674	6,117
*	Tejon Ranch Co.	292,883	6,025
	OneBeacon Insurance Group Ltd. Class A	453,983	5,779
^,* On Deck Capital Inc.		711,207	5,540
	Newcastle Investment Corp.	1,149,498	4,977
*	PennyMac Financial Services Inc. Class A	402,898	4,738
*	Ocwen Financial Corp.	1,913,408	4,726

^,* World Acceptance Corp.		118,546	4,495
^,* Walter Investment Management Corp.		581,172	4,440
	Kearny Financial Corp.	286,126	3,534
*	MoneyGram International Inc.	547,056	3,348
*	NewStar Financial Inc.	375,184	3,283
	GAMCO Investors Inc. Class A	86,895	3,220
*	RMR Group Inc. Class A	122,026	3,052
*	Associated Capital Group Inc. Class A	88,989	2,493
*	EZCORP Inc. Class A	515,523	1,531
	Urstadt Biddle Properties Inc.	60,433	1,114
*	PICO Holdings Inc.	21,766	223
*	Enova International Inc.	16,784	106
	NorthStar Realty Europe Corp.	3	—
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	—
			14,570,146
Health Care (9.0%)
	Teleflex Inc.	845,952	132,823
	STERIS plc	1,745,797	124,039
*	MEDNAX Inc.	1,906,388	123,191
*	DexCom Inc.	1,578,237	107,178
*	Align Technology Inc.	1,453,974	105,689
*	Ionis Pharmaceuticals Inc.	2,441,266	98,871
*	United Therapeutics Corp.	875,715	97,581
	West Pharmaceutical Services Inc.	1,391,873	96,485
*	Alere Inc.	1,758,729	89,009
*	WellCare Health Plans Inc.	896,759	83,174
*	Amsurg Corp.	1,112,166	82,968
*	Acadia Healthcare Co. Inc.	1,352,589	74,541
*	ABIOMED Inc.	776,299	73,601
*	Charles River Laboratories International Inc.	949,622	72,114
	Bio-Techne Corp.	755,995	71,457
*	Seattle Genetics Inc.	1,990,952	69,862
*	Neurocrine Biosciences Inc.	1,757,225	69,498
^,* OPKO Health Inc.		6,645,908	69,051
*	PAREXEL International Corp.	1,091,337	68,460
	HealthSouth Corp.	1,733,637	65,237
*	Team Health Holdings Inc.	1,494,862	62,500
	Bruker Corp.	2,218,031	62,105
*	LifePoint Health Inc.	876,814	60,719
	Hill-Rom Holdings Inc.	1,194,953	60,106
*	Brookdale Senior Living Inc.	3,758,163	59,680
*	Prestige Brands Holdings Inc.	1,072,229	57,246
*	Bio-Rad Laboratories Inc. Class A	417,778	57,119
*	Molina Healthcare Inc.	855,138	55,148
^,* Juno Therapeutics Inc.		1,431,834	54,539
*	Myriad Genetics Inc.	1,448,474	54,216
	Owens & Minor Inc.	1,274,365	51,510
	Healthcare Services Group Inc.	1,393,955	51,311
*	Catalent Inc.	1,898,532	50,634
*	ACADIA Pharmaceuticals Inc.	1,808,662	50,570
*	NuVasive Inc.	1,010,236	49,148
*	Cepheid	1,470,738	49,064
	Cantel Medical Corp.	677,813	48,369
*	Horizon Pharma plc	2,914,405	48,292
*	Tenet Healthcare Corp.	1,602,003	46,346
*	Ultragenyx Pharmaceutical Inc.	710,048	44,953
*	Impax Laboratories Inc.	1,401,230	44,867

*	Anacor Pharmaceuticals Inc.	807,368	43,154
*	Medicines Co.	1,340,235	42,579
*	Intercept Pharmaceuticals Inc.	321,302	41,278
*	Integra LifeSciences Holdings Corp.	601,067	40,488
*	Community Health Systems Inc.	2,176,194	40,281
*	Ligand Pharmaceuticals Inc.	364,315	39,014
*	Insulet Corp.	1,156,512	38,350
*	Akorn Inc.	1,620,035	38,119
*	Masimo Corp.	904,838	37,858
*	Pacira Pharmaceuticals Inc.	709,403	37,584
*	Nektar Therapeutics	2,710,976	37,276
*	VWR Corp.	1,347,157	36,454
*	Neogen Corp.	722,677	36,387
^,* Kite Pharma Inc.		787,976	36,176
*	Haemonetics Corp.	1,033,027	36,135
^,* Intrexon Corp.		1,064,076	36,061
*	Magellan Health Inc.	519,597	35,296
*	Globus Medical Inc.	1,377,001	32,704
*	Wright Medical Group NV	1,877,829	31,172
*	ICU Medical Inc.	292,193	30,417
^,* Bluebird Bio Inc.		679,078	28,861
*	Ironwood Pharmaceuticals Inc. Class A	2,589,128	28,325
*	Amedisys Inc.	581,770	28,123
*	Halyard Health Inc.	946,994	27,207
*	INC Research Holdings Inc. Class A	656,797	27,067
^,* Novavax Inc.		5,207,894	26,873
*	Surgical Care Affiliates Inc.	565,390	26,166
^,* Air Methods Corp.		718,699	26,031
*	Select Medical Holdings Corp.	2,135,356	25,219
^,* TESARO Inc.		570,146	25,103
*	HMS Holdings Corp.	1,747,459	25,076
*	Emergent BioSolutions Inc.	672,674	24,452
*	Ophthotech Corp.	568,310	24,022
^,* Nevro Corp.		425,630	23,946
	CONMED Corp.	560,888	23,524
^,* Agios Pharmaceuticals Inc.		573,737	23,294
*	Acorda Therapeutics Inc.	876,923	23,195
	Ensign Group Inc.	978,826	22,161
*	ARIAD Pharmaceuticals Inc.	3,461,990	22,122
*	FibroGen Inc.	997,315	21,233
	Kindred Healthcare Inc.	1,702,971	21,032
*	PRA Health Sciences Inc.	490,070	20,955
*	Radius Health Inc.	655,731	20,616
	Analogic Corp.	252,310	19,935
	Abaxis Inc.	437,296	19,849
*	Portola Pharmaceuticals Inc.	972,746	19,844
*	Halozyme Therapeutics Inc.	2,081,650	19,713
^,* Innoviva Inc.		1,507,431	18,979
*	Exelixis Inc.	4,618,780	18,475
^,* Merrimack Pharmaceuticals Inc.		2,114,732	17,700
*	NxStage Medical Inc.	1,172,282	17,572
*	Achillion Pharmaceuticals Inc.	2,222,414	17,157
	Meridian Bioscience Inc.	812,222	16,740
*	Sage Therapeutics Inc.	520,933	16,701
*	AMAG Pharmaceuticals Inc.	706,581	16,534
*	Puma Biotechnology Inc.	560,329	16,457
^,* Alder Biopharmaceuticals Inc.		666,998	16,335

^,* Sarepta Therapeutics Inc.		835,702	16,313
*	Merit Medical Systems Inc.	853,855	15,788
*	Luminex Corp.	789,617	15,319
*	Orthofix International NV	365,029	15,156
*	ImmunoGen Inc.	1,771,181	15,090
^,* Adeptus Health Inc. Class A		246,379	13,684
^,* Exact Sciences Corp.		1,982,453	13,362
^,* Endologix Inc.		1,564,280	13,077
^,* Cempra Inc.		734,227	12,864
*	Clovis Oncology Inc.	662,020	12,711
	National HealthCare Corp.	198,332	12,356
*	Natus Medical Inc.	318,839	12,253
*	Momenta Pharmaceuticals Inc.	1,263,722	11,677
*	HealthStream Inc.	515,375	11,385
	PDL BioPharma Inc.	3,343,918	11,135
*	HeartWare International Inc.	351,337	11,039
^,* Theravance Biopharma Inc.		577,731	10,861
^,* Spark Therapeutics Inc.		354,452	10,460
*	LHC Group Inc.	291,699	10,373
^,* Amicus Therapeutics Inc.		1,203,533	10,170
^,* Lexicon Pharmaceuticals Inc.		843,855	10,084
*	Arena Pharmaceuticals Inc.	4,920,461	9,693
^,* Editas Medicine Inc.		278,694	9,626
*	Epizyme Inc.	781,944	9,477
^,* Insys Therapeutics Inc.		584,561	9,347
^,* MannKind Corp.		5,718,364	9,207
*	Quidel Corp.	523,752	9,040
^,* Accuray Inc.		1,562,445	9,031
*	Genomic Health Inc.	363,137	8,995
^,* ZIOPHARM Oncology Inc.		1,202,432	8,922
^,* Lannett Co. Inc.		483,139	8,663
*	Depomed Inc.	613,558	8,547
^,* Relypsa Inc.		615,118	8,335
^,* Seres Therapeutics Inc.		308,225	8,186
	Invacare Corp.	606,568	7,988
*	Spectrum Pharmaceuticals Inc.	1,246,123	7,925
*	Intra-Cellular Therapies Inc. Class A	285,010	7,923
*	CorVel Corp.	198,656	7,831
^,* Celldex Therapeutics Inc.		2,003,263	7,572
*	Insmed Inc.	596,404	7,556
^,* Keryx Biopharmaceuticals Inc.		1,601,238	7,478
	Universal American Corp.	983,342	7,021
^,* Aduro Biotech Inc.		513,552	6,579
*	Acceleron Pharma Inc.	244,869	6,462
*	Healthways Inc.	622,586	6,282
*	Sagent Pharmaceuticals Inc.	499,842	6,083
*	Synergy Pharmaceuticals Inc.	2,079,670	5,740
*	Infinity Pharmaceuticals Inc.	1,003,146	5,287
*	Aimmune Therapeutics Inc.	386,474	5,241
^,* ConforMIS Inc.		479,964	5,160
*	Surgery Partners Inc.	342,887	4,547
*	Natera Inc.	468,959	4,464
^,* Global Blood Therapeutics Inc.		279,314	4,430
*	Glaukos Corp.	252,584	4,259
^,* NantKwest Inc.		484,642	3,984
^,* PTC Therapeutics Inc.		595,112	3,832
^,* Teladoc Inc.		346,643	3,328

^,* Esperion Therapeutics Inc.		150,606	2,547
*	Chimerix Inc.	419,396	2,143
*	Tetraphase Pharmaceuticals Inc.	299,459	1,386
*	Aegerion Pharmaceuticals Inc.	284,339	1,052
*	Sequenom Inc.	81,310	115
*	Centene Corp.	213	13
*	Hanger Inc.	420	3
	DENTSPLY SIRONA Inc.	1	—
			4,983,105
Industrials (19.4%)
	Waste Connections Inc.	2,487,576	160,673
	Valspar Corp.	1,455,108	155,726
	Broadridge Financial Solutions Inc.	2,415,154	143,243
	Jack Henry & Associates Inc.	1,602,768	135,546
*	HD Supply Holdings Inc.	4,067,465	134,511
	Huntington Ingalls Industries Inc.	951,525	130,302
	Carlisle Cos. Inc.	1,304,653	129,813
	IDEX Corp.	1,543,155	127,897
*	Spirit AeroSystems Holdings Inc. Class A	2,754,317	124,936
	Allegion plc	1,949,319	124,191
	Packaging Corp. of America	1,986,151	119,964
*	CoStar Group Inc.	627,281	118,035
	Lennox International Inc.	862,858	116,650
	AO Smith Corp.	1,517,786	115,822
	PerkinElmer Inc.	2,274,922	112,518
	Orbital ATK Inc.	1,195,690	103,953
*	Old Dominion Freight Line Inc.	1,457,435	101,467
	AptarGroup Inc.	1,277,274	100,151
	Bemis Co. Inc.	1,924,436	99,647
	Sonoco Products Co.	2,050,964	99,615
*	Keysight Technologies Inc.	3,481,434	96,575
*	AECOM	3,101,569	95,497
	Graco Inc.	1,120,240	94,055
	Toro Co.	1,060,025	91,289
*	Berry Plastics Group Inc.	2,448,998	88,531
	Donaldson Co. Inc.	2,695,904	86,026
	Global Payments Inc.	1,314,433	85,832
	Graphic Packaging Holding Co.	6,564,708	84,356
	Hexcel Corp.	1,896,026	82,875
*	Genpact Ltd.	3,025,868	82,273
	MDU Resources Group Inc.	3,968,553	77,228
	Lincoln Electric Holdings Inc.	1,293,267	75,747
*	Euronet Worldwide Inc.	1,019,691	75,569
	Nordson Corp.	984,467	74,859
	MSC Industrial Direct Co. Inc. Class A	979,994	74,783
	FEI Co.	830,512	73,924
*	Genesee & Wyoming Inc. Class A	1,156,391	72,506
	Ryder System Inc.	1,087,308	70,436
	Watsco Inc.	522,679	70,426
	National Instruments Corp.	2,337,397	70,379
*	Quanta Services Inc.	3,107,358	70,102
	World Fuel Services Corp.	1,439,125	69,913
	RR Donnelley & Sons Co.	4,243,202	69,589
*	Zebra Technologies Corp.	1,006,125	69,423
	Booz Allen Hamilton Holding Corp. Class A	2,268,136	68,679
	Heartland Payment Systems Inc.	709,763	68,542
	ITT Corp.	1,819,192	67,110

*	IPG Photonics Corp.	697,434	67,009
	Eagle Materials Inc.	952,188	66,758
	MAXIMUS Inc.	1,253,085	65,962
*	WEX Inc.	785,527	65,482
	BWX Technologies Inc.	1,917,000	64,335
	Cognex Corp.	1,639,214	63,847
	Air Lease Corp. Class A	1,980,989	63,629
	Jabil Circuit Inc.	3,292,127	63,439
*	Kirby Corp.	1,038,910	62,636
	Deluxe Corp.	995,264	62,194
*	CoreLogic Inc.	1,791,812	62,176
	Curtiss-Wright Corp.	814,691	61,648
^,* XPO Logistics Inc.		2,003,613	61,511
	Oshkosh Corp.	1,486,148	60,739
	Woodward Inc.	1,132,426	58,909
	Regal Beloit Corp.	907,929	57,281
*	Teledyne Technologies Inc.	648,422	57,152
	CLARCOR Inc.	986,100	56,987
	EMCOR Group Inc.	1,171,468	56,933
	Trinity Industries Inc.	3,107,161	56,892
	Littelfuse Inc.	453,084	55,779
	Landstar System Inc.	862,417	55,721
	Valmont Industries Inc.	440,083	54,500
	Belden Inc.	853,578	52,393
*	Owens-Illinois Inc.	3,272,540	52,230
	Terex Corp.	2,097,248	52,180
	Crane Co.	947,114	51,012
*	Generac Holdings Inc.	1,365,420	50,848
*	Colfax Corp.	1,746,798	49,941
*	Louisiana-Pacific Corp.	2,910,574	49,829
	EnerSys	882,439	49,169
*	Clean Harbors Inc.	995,523	49,119
	Convergys Corp.	1,767,225	49,076
	Timken Co.	1,464,334	49,041
*	WESCO International Inc.	857,919	46,902
*	Universal Display Corp.	856,141	46,317
	KBR Inc.	2,932,922	45,402
*	Coherent Inc.	491,939	45,209
*	USG Corp.	1,777,025	44,088
	CEB Inc.	672,324	43,520
^,* Cimpress NV		477,532	43,307
	Silgan Holdings Inc.	798,659	42,465
	Covanta Holding Corp.	2,433,784	41,034
*	Armstrong World Industries Inc.	841,636	40,710
	GATX Corp.	855,258	40,625
	Chicago Bridge & Iron Co. NV	1,064,789	38,961
*	Esterline Technologies Corp.	601,940	38,566
*	Masonite International Corp.	586,400	38,409
*	Rexnord Corp.	1,852,351	37,455
*	Proto Labs Inc.	478,367	36,877
	AGCO Corp.	738,359	36,696
*	Sanmina Corp.	1,568,014	36,660
	Kennametal Inc.	1,618,499	36,400
*	On Assignment Inc.	965,395	35,642
	Matson Inc.	885,173	35,557
	Universal Forest Products Inc.	409,262	35,123
*	WageWorks Inc.	693,556	35,101

	ABM Industries Inc.	1,079,575	34,881
	Barnes Group Inc.	985,517	34,523
*	KLX Inc.	1,072,258	34,462
	Granite Construction Inc.	720,660	34,448
	Mueller Industries Inc.	1,161,200	34,162
*	RBC Bearings Inc.	465,686	34,116
	UniFirst Corp.	310,252	33,855
	Tetra Tech Inc.	1,131,144	33,731
	Vishay Intertechnology Inc.	2,753,962	33,626
	John Bean Technologies Corp.	592,001	33,395
*	ExlService Holdings Inc.	638,520	33,075
*	Cardtronics Inc.	918,122	33,043
	Applied Industrial Technologies Inc.	757,608	32,880
	Knight Transportation Inc.	1,232,927	32,241
^	Joy Global Inc.	1,989,474	31,971
	Simpson Manufacturing Co. Inc.	833,692	31,822
	HEICO Corp.	527,087	31,694
	Triumph Group Inc.	1,002,147	31,548
	Watts Water Technologies Inc. Class A	571,527	31,508
	MSA Safety Inc.	644,793	31,176
*	Moog Inc. Class A	677,856	30,964
*	Swift Transportation Co.	1,652,381	30,784
*	TransUnion	1,111,559	30,690
*	Itron Inc.	731,405	30,514
	Brink's Co.	894,070	30,032
	Mobile Mini Inc.	908,285	29,992
*	FTI Consulting Inc.	837,683	29,746
*	Anixter International Inc.	569,306	29,667
*	Smith & Wesson Holding Corp.	1,108,344	29,504
	HEICO Corp. Class A	614,255	29,239
	Mueller Water Products Inc. Class A	2,948,433	29,131
*	Trex Co. Inc.	606,415	29,065
	AZZ Inc.	498,671	28,225
	G&K Services Inc. Class A	383,991	28,127
	Forward Air Corp.	620,541	28,123
*	Hub Group Inc. Class A	689,013	28,105
^,* Ambarella Inc.		618,579	27,650
*	Advisory Board Co.	851,162	27,450
*	Imperva Inc.	542,743	27,409
*	Plexus Corp.	678,056	26,797
	Actuant Corp. Class A	1,076,989	26,612
^,* NeuStar Inc. Class A		1,076,992	26,494
	Sturm Ruger & Co. Inc.	385,012	26,327
*	MasTec Inc.	1,298,303	26,278
	EnPro Industries Inc.	450,146	25,964
	Apogee Enterprises Inc.	586,914	25,760
	Franklin Electric Co. Inc.	800,625	25,756
*	Huron Consulting Group Inc.	438,052	25,490
	Brady Corp. Class A	948,711	25,463
	Korn/Ferry International	899,903	25,458
	Exponent Inc.	497,032	25,354
*	OSI Systems Inc.	382,070	25,022
	Aircastle Ltd.	1,117,424	24,851
	Essendant Inc.	757,501	24,187
	Comfort Systems USA Inc.	758,456	24,096
*	ExamWorks Group Inc.	810,037	23,945
	Werner Enterprises Inc.	877,749	23,840

^,* Knowles Corp.		1,797,404	23,690
*	Benchmark Electronics Inc.	1,026,723	23,666
*	M/A-COM Technology Solutions Holdings Inc.	539,323	23,617
*	Sykes Enterprises Inc.	781,981	23,600
	Kaman Corp.	550,506	23,501
*	II-VI Inc.	1,058,003	22,969
*	TopBuild Corp.	765,731	22,773
	Otter Tail Corp.	766,998	22,718
	AAON Inc.	808,563	22,640
*	DigitalGlobe Inc.	1,307,653	22,622
*	Babcock & Wilcox Enterprises Inc.	1,056,505	22,609
*	TrueBlue Inc.	854,146	22,336
*	Greatbatch Inc.	625,531	22,294
	Albany International Corp.	585,330	22,003
*	Rogers Corp.	365,231	21,866
	Methode Electronics Inc.	735,689	21,512
*	Atlas Air Worldwide Holdings Inc.	500,727	21,166
	Primoris Services Corp.	840,164	20,416
	Standex International Corp.	260,846	20,296
*	LifeLock Inc.	1,678,758	20,263
*	SPX FLOW Inc.	803,824	20,160
*	Summit Materials Inc. Class A	1,011,112	19,666
	ESCO Technologies Inc.	498,747	19,441
	Tennant Co.	362,586	18,666
	Badger Meter Inc.	280,222	18,638
	Cubic Corp.	466,047	18,623
^,* Inovalon Holdings Inc. Class A		1,003,160	18,579
	MTS Systems Corp.	300,180	18,266
*	Wabash National Corp.	1,351,824	17,844
*	Team Inc.	579,648	17,610
	Astec Industries Inc.	373,951	17,452
	EVERTEC Inc.	1,237,816	17,305
*	Newport Corp.	746,048	17,159
	Heartland Express Inc.	888,311	16,478
*	AMN Healthcare Services Inc.	486,157	16,340
*	Boise Cascade Co.	788,590	16,340
*	TriMas Corp.	920,606	16,129
*	Air Transport Services Group Inc.	1,046,777	16,099
	ManTech International Corp. Class A	498,064	15,933
*	Rofin-Sinar Technologies Inc.	492,794	15,878
*	Veeco Instruments Inc.	812,813	15,834
*	Wesco Aircraft Holdings Inc.	1,095,241	15,761
	AAR Corp.	676,963	15,753
	Insperity Inc.	302,592	15,653
	CIRCOR International Inc.	332,949	15,445
^	Lindsay Corp.	215,136	15,406
*	Continental Building Products Inc.	829,460	15,395
	Sun Hydraulics Corp.	461,758	15,326
^	Greenbrier Cos. Inc.	552,622	15,274
*	PHH Corp.	1,217,021	15,261
*	Paylocity Holding Corp.	466,034	15,258
*	Navigant Consulting Inc.	963,595	15,234
	Greif Inc. Class A	464,804	15,222
	Advanced Drainage Systems Inc.	703,981	14,995
*	Meritor Inc.	1,858,486	14,979
*	Aegion Corp. Class A	700,312	14,770
	Encore Wire Corp.	378,388	14,731

*	Headwaters Inc.	714,617	14,178
	Altra Industrial Motion Corp.	502,269	13,953
^,* Navistar International Corp.		994,456	12,451
*	Tutor Perini Corp.	797,901	12,399
*	TriNet Group Inc.	854,926	12,268
	Quanex Building Products Corp.	696,047	12,083
	Raven Industries Inc.	741,984	11,887
^	Outerwall Inc.	320,771	11,865
*	RPX Corp.	1,051,418	11,839
	General Cable Corp.	945,365	11,543
*	Thermon Group Holdings Inc.	655,609	11,512
	Kelly Services Inc. Class A	597,813	11,430
*	Aerovironment Inc.	403,147	11,417
*	FARO Technologies Inc.	353,591	11,389
	H&E Equipment Services Inc.	649,551	11,387
	Griffon Corp.	733,947	11,339
*	Press Ganey Holdings Inc.	375,401	11,292
	SPX Corp.	747,401	11,226
	Resources Connection Inc.	717,995	11,172
	McGrath RentCorp	436,341	10,943
	Manitowoc Co. Inc.	2,501,713	10,832
	Materion Corp.	407,230	10,783
	ArcBest Corp.	499,256	10,779
	AVX Corp.	852,750	10,719
	TAL International Group Inc.	674,615	10,416
	Kforce Inc.	528,119	10,341
*	TASER International Inc.	518,693	10,182
	Gorman-Rupp Co.	370,494	9,607
*	Nortek Inc.	197,973	9,560
	TeleTech Holdings Inc.	343,716	9,542
	Schnitzer Steel Industries Inc.	509,562	9,396
*	TTM Technologies Inc.	1,411,996	9,390
	Hyster-Yale Materials Handling Inc.	138,187	9,203
	Overseas Shipholding Group Inc. Class A	4,882,408	9,179
	Harsco Corp.	1,624,880	8,856
*	Mistras Group Inc.	351,641	8,710
*	Builders FirstSource Inc.	720,633	8,122
*	Roadrunner Transportation Systems Inc.	621,099	7,739
*	DHI Group Inc.	950,439	7,670
	Quad/Graphics Inc.	580,129	7,507
^	Textainer Group Holdings Ltd.	463,326	6,876
	Greif Inc. Class B	143,762	6,728
*	Astronics Corp.	172,445	6,579
^	American Railcar Industries Inc.	159,810	6,509
*	Multi Packaging Solutions International Ltd.	390,484	6,338
	Park Electrochemical Corp.	391,130	6,262
	Landauer Inc.	185,068	6,120
*	InnerWorkings Inc.	766,970	6,097
*	Ply Gem Holdings Inc.	415,287	5,835
	TimkenSteel Corp.	628,732	5,721
*	Monster Worldwide Inc.	1,735,903	5,659
*	Milacron Holdings Corp.	342,051	5,640
*	Bazaarvoice Inc.	1,571,228	4,949
*	Checkpoint Systems Inc.	403,664	4,085
*	Evolent Health Inc. Class A	296,444	3,130
*	DXP Enterprises Inc.	130,825	2,297
	American Science & Engineering Inc.	71,767	1,987

	Acacia Research Corp.	496,080	1,880
*	Nuvectra Corp.	208,463	1,128
*	Astronics Corp. Class B	25,198	969
	Overseas Shipholding Group Inc. Class B	152,224	327
*	CAI International Inc.	56	1
			10,693,518
Oil & Gas (3.9%)
*	Newfield Exploration Co.	3,935,293	130,848
*	Diamondback Energy Inc.	1,451,086	111,995
*	First Solar Inc.	1,551,243	106,214
	Targa Resources Corp.	3,092,512	92,342
*	Gulfport Energy Corp.	2,500,466	70,863
	PBF Energy Inc. Class A	1,984,090	65,872
^,* Southwestern Energy Co.		7,920,129	63,915
	QEP Resources Inc.	4,263,786	60,162
*	PDC Energy Inc.	923,301	54,890
	Noble Corp. plc	4,943,962	51,170
	Nabors Industries Ltd.	5,475,217	50,372
	Patterson-UTI Energy Inc.	2,842,527	50,085
	Ensco plc Class A	4,782,818	49,598
*	Parsley Energy Inc. Class A	2,190,896	49,514
^	Chesapeake Energy Corp.	11,491,186	47,344
*	Dril-Quip Inc.	771,591	46,728
	Murphy Oil Corp.	1,660,011	41,816
	Western Refining Inc.	1,427,399	41,523
	Superior Energy Services Inc.	3,075,571	41,182
	Rowan Cos. plc Class A	2,535,529	40,822
*	WPX Energy Inc.	5,596,355	39,118
*	NOW Inc.	2,070,742	36,694
	Energen Corp.	985,886	36,074
*	RSP Permian Inc.	1,239,112	35,984
*	Carrizo Oil & Gas Inc.	1,125,871	34,812
^,* Whiting Petroleum Corp.		4,151,946	33,133
	Oceaneering International Inc.	993,921	33,038
*	Oil States International Inc.	1,045,241	32,946
^	Transocean Ltd.	3,513,427	32,113
*	Matador Resources Co.	1,611,109	30,547
	Diamond Offshore Drilling Inc.	1,253,823	27,246
	SM Energy Co.	1,383,059	25,918
*	MRC Global Inc.	1,956,694	25,711
*	Oasis Petroleum Inc.	3,484,792	25,369
^,* SunPower Corp. Class A		1,111,055	24,821
*	Rice Energy Inc.	1,662,333	23,206
	Pattern Energy Group Inc. Class A	1,138,076	21,703
*	Cobalt International Energy Inc.	7,159,668	21,264
*	Memorial Resource Development Corp.	2,086,164	21,237
	SemGroup Corp. Class A	892,923	20,001
*	McDermott International Inc.	4,857,875	19,869
^,* Laredo Petroleum Inc.		2,389,493	18,949
*	SEACOR Holdings Inc.	317,561	17,291
	Delek US Holdings Inc.	1,075,004	16,383
^	Denbury Resources Inc.	7,226,293	16,042
*	Forum Energy Technologies Inc.	1,194,943	15,773
^	RPC Inc.	1,102,304	15,631
*	Chart Industries Inc.	620,776	13,483
	Bristow Group Inc.	639,372	12,097
^	Atwood Oceanics Inc.	1,250,570	11,468

*	Exterran Corp.	714,518	11,046
*	Helix Energy Solutions Group Inc.	1,944,332	10,888
	Archrock Inc.	1,338,447	10,708
*	TETRA Technologies Inc.	1,546,249	9,819
	CVR Energy Inc.	352,352	9,196
*	Unit Corp.	1,035,722	9,125
^,* Flotek Industries Inc.		1,033,142	7,573
*	Newpark Resources Inc.	1,623,022	7,011
	Alon USA Energy Inc.	648,198	6,689
	Tidewater Inc.	954,640	6,520
	Tesco Corp.	753,180	6,485
*	Hornbeck Offshore Services Inc.	619,308	6,150
	Green Plains Inc.	351,923	5,617
^	CARBO Ceramics Inc.	382,268	5,428
^,* EP Energy Corp. Class A		758,050	3,426
^,* Bill Barrett Corp.		510,217	3,174
^,* Sanchez Energy Corp.		543,641	2,985
*	Parker Drilling Co.	1,182,148	2,506
^,* Northern Oil and Gas Inc.		445,150	1,776
^,* EXCO Resources Inc.		1,566,676	1,550
^,* C&J Energy Services Ltd.		597,718	843
^,* Halcon Resources Corp.		855,662	822
^,* Ultra Petroleum Corp.		1,470,413	732
^,* Eclipse Resources Corp.		449,740	648
^,* Bonanza Creek Energy Inc.		402,026	639
*	Jones Energy Inc. Class A	184,920	616
^,* Clayton Williams Energy Inc.		66,349	592
^,* Stone Energy Corp.		547,791	433
	California Resources Corp.	232,088	239
*	W&T Offshore Inc.	126	—
			2,138,412
Other (0.0%)[2]
*	Dyax Corp CVR Expire 12/31/2019	2,940,655	3,264
*	Leap Wireless International Inc CVR	938,827	2,366
*	Vince Holding Corp Rights Expire 04/14/16	166,895	44
*	Clinical Data Contingent Value Rights	297,875	—
^,* Magnum Hunter Resources Corp. Warrants Expire 4/15/2016		241,907	—
			5,674
Technology (11.4%)
*	Cadence Design Systems Inc.	6,204,527	146,303
	CDW Corp.	3,068,172	127,329
*	athenahealth Inc.	791,798	109,886
	Ingram Micro Inc.	3,042,286	109,248
*	Ultimate Software Group Inc.	553,284	107,060
	SS&C Technologies Holdings Inc.	1,680,090	106,551
*	Fortinet Inc.	2,975,912	91,152
*	ARRIS International plc	3,965,754	90,895
	Teradyne Inc.	4,176,873	90,179
	Brocade Communications Systems Inc.	8,324,664	88,075
*	Microsemi Corp.	2,284,219	87,508
*	Tyler Technologies Inc.	668,957	86,035
*	Manhattan Associates Inc.	1,483,637	84,374
	Pitney Bowes Inc.	3,893,247	83,861
*	NCR Corp.	2,692,901	80,599
*	ON Semiconductor Corp.	8,375,240	80,319
*	Guidewire Software Inc.	1,453,025	79,161

*	PTC Inc.	2,327,751	77,188
	DST Systems Inc.	668,243	75,358
	IAC/InterActiveCorp	1,569,071	73,872
	Leidos Holdings Inc.	1,464,605	73,699
	CDK Global Inc.	1,578,330	73,471
*	EPAM Systems Inc.	963,485	71,943
*	Teradata Corp.	2,703,215	70,932
*	CommScope Holding Co. Inc.	2,529,910	70,635
	Fair Isaac Corp.	637,874	67,672
*	Cavium Inc.	1,106,445	67,670
	Atmel Corp.	8,115,553	65,898
*	ViaSat Inc.	894,055	65,695
*	Aspen Technology Inc.	1,695,043	61,242
*	VeriFone Systems Inc.	2,127,306	60,075
	Blackbaud Inc.	954,868	60,052
*	Cree Inc.	2,051,573	59,701
*	Synaptics Inc.	745,364	59,435
	j2 Global Inc.	937,029	57,702
*	Integrated Device Technology Inc.	2,751,828	56,247
	SYNNEX Corp.	604,706	55,990
	Cypress Semiconductor Corp.	6,446,476	55,826
*	Qlik Technologies Inc.	1,890,649	54,678
*	FireEye Inc.	2,937,643	52,848
*	CACI International Inc. Class A	492,762	52,578
*	Tech Data Corp.	676,913	51,967
*	Ellie Mae Inc.	572,527	51,894
*	Allscripts Healthcare Solutions Inc.	3,842,557	50,760
*	Ciena Corp.	2,654,267	50,484
*	Rackspace Hosting Inc.	2,327,651	50,254
*	ACI Worldwide Inc.	2,404,198	49,983
*	Tableau Software Inc. Class A	1,068,095	48,994
	Mentor Graphics Corp.	2,388,408	48,556
	Computer Sciences Corp.	1,403,507	48,267
^,* Arista Networks Inc.		763,448	48,174
*	Fairchild Semiconductor International Inc. Class A	2,346,562	46,931
*	Cirrus Logic Inc.	1,282,368	46,691
*	Infinera Corp.	2,874,515	46,165
	Monolithic Power Systems Inc.	722,582	45,985
*	Proofpoint Inc.	794,480	42,727
*	Verint Systems Inc.	1,265,692	42,249
	Science Applications International Corp.	785,772	41,913
*	NetScout Systems Inc.	1,802,952	41,414
*	Medidata Solutions Inc.	1,068,579	41,365
*	EchoStar Corp. Class A	926,411	41,031
	MKS Instruments Inc.	1,081,906	40,734
*	Electronics For Imaging Inc.	957,646	40,595
*	Dycom Industries Inc.	626,845	40,538
	Lexmark International Inc. Class A	1,193,758	39,907
*	Finisar Corp.	2,172,910	39,634
	InterDigital Inc.	710,938	39,564
*	Entegris Inc.	2,855,460	38,891
^,* Advanced Micro Devices Inc.		12,891,450	36,741
	Intersil Corp. Class A	2,697,121	36,061
*	CommVault Systems Inc.	825,806	35,650
*	Veeva Systems Inc. Class A	1,407,808	35,252
	Diebold Inc.	1,188,699	34,365
*	Silicon Laboratories Inc.	759,568	34,150

*	MicroStrategy Inc. Class A	189,645	34,083
*	Syntel Inc.	681,712	34,038
^,* 3D Systems Corp.		2,162,988	33,461
*	Rovi Corp.	1,604,705	32,912
*	Cornerstone OnDemand Inc.	995,728	32,630
*	Viavi Solutions Inc.	4,706,334	32,285
	Cogent Communications Holdings Inc.	826,562	32,261
*	Zendesk Inc.	1,531,640	32,057
*	Cray Inc.	764,435	32,037
*	Fleetmatics Group plc	783,832	31,910
	Tessera Technologies Inc.	1,022,001	31,682
*	Rambus Inc.	2,224,706	30,590
*	Polycom Inc.	2,690,629	30,001
*	Paycom Software Inc.	840,343	29,916
*	Semtech Corp.	1,318,420	28,992
	CSG Systems International Inc.	631,060	28,499
	Power Integrations Inc.	554,397	27,531
*	Demandware Inc.	689,061	26,942
	Plantronics Inc.	683,712	26,795
*	Advanced Energy Industries Inc.	769,098	26,757
*	Super Micro Computer Inc.	778,411	26,528
*	Synchronoss Technologies Inc.	806,669	26,088
*	Lumentum Holdings Inc.	960,376	25,901
*	NETGEAR Inc.	625,727	25,261
*	LogMeIn Inc.	484,605	24,453
*	Bottomline Technologies de Inc.	787,436	24,009
*	Inphi Corp.	717,594	23,925
*	Progress Software Corp.	982,592	23,700
*	BroadSoft Inc.	585,843	23,639
	West Corp.	1,017,222	23,213
*	HubSpot Inc.	528,941	23,072
	NIC Inc.	1,267,376	22,851
*	QLogic Corp.	1,682,900	22,618
*	Envestnet Inc.	808,136	21,981
*	Insight Enterprises Inc.	754,215	21,601
*	RealPage Inc.	1,035,506	21,580
*	ScanSource Inc.	532,715	21,511
	ADTRAN Inc.	1,000,674	20,234
^	Ebix Inc.	480,498	19,600
*	Web.com Group Inc.	982,283	19,469
	Monotype Imaging Holdings Inc.	811,160	19,403
	Cabot Microelectronics Corp.	467,269	19,116
*	Infoblox Inc.	1,094,878	18,722
	Pegasystems Inc.	697,770	17,709
*	GoDaddy Inc. Class A	545,630	17,640
*	Ixia	1,383,878	17,243
*	Ruckus Wireless Inc.	1,732,800	16,999
^,* Ubiquiti Networks Inc.		506,043	16,836
*	RingCentral Inc. Class A	1,039,254	16,368
*	Gigamon Inc.	525,328	16,296
	Quality Systems Inc.	1,052,271	16,037
*	Diodes Inc.	741,319	14,901
*	Marketo Inc.	748,072	14,640
*	InvenSense Inc.	1,690,416	14,199
	Brooks Automation Inc.	1,321,439	13,743
*	Mercury Systems Inc.	673,041	13,663
*	Lattice Semiconductor Corp.	2,398,086	13,621

*	Endurance International Group Holdings Inc.	1,253,031	13,194
^,* Shutterstock Inc.		358,560	13,170
*	New Relic Inc.	504,004	13,144
*	Interactive Intelligence Group Inc.	353,314	12,868
*	Cvent Inc.	596,861	12,773
^,* Gogo Inc.		1,134,996	12,496
^	Computer Programs & Systems Inc.	218,237	11,375
*	Ultratech Inc.	511,151	11,164
*	Virtusa Corp.	272,150	10,195
*	Amkor Technology Inc.	1,686,235	9,932
*	Applied Micro Circuits Corp.	1,530,634	9,888
*	CEVA Inc.	414,784	9,333
*	Loral Space & Communications Inc.	260,858	9,164
*	Xura Inc.	456,546	8,980
*	Benefitfocus Inc.	266,693	8,894
*	FormFactor Inc.	1,179,872	8,578
	Epiq Systems Inc.	570,704	8,572
*	Nimble Storage Inc.	1,065,477	8,353
*	Intralinks Holdings Inc.	1,004,843	7,918
^,* Unisys Corp.		1,013,114	7,801
^,* Hortonworks Inc.		664,712	7,511
^,* Textura Corp.		397,107	7,398
^,* 2U Inc.		323,808	7,318
	Comtech Telecommunications Corp.	311,394	7,277
^,* Square Inc.		471,753	7,208
*	Sonus Networks Inc.	954,236	7,185
*	Match Group Inc.	626,286	6,927
*	Actua Corp.	746,323	6,754
^,* Box Inc.		544,626	6,677
	Forrester Research Inc.	198,074	6,657
*	Barracuda Networks Inc.	431,782	6,649
*	Calix Inc.	877,734	6,223
*	LivePerson Inc.	1,048,313	6,133
*	Tangoe Inc.	681,328	5,376
*	Harmonic Inc.	1,555,891	5,088
*	Blucora Inc.	800,738	4,132
*	Rapid7 Inc.	290,826	3,801
*	Jive Software Inc.	1,005,368	3,800
*	MobileIron Inc.	749,688	3,389
^,* SunEdison Inc.		6,097,129	3,294
^,* OPOWER Inc.		479,751	3,267
^,* Pure Storage Inc. Class A		203,244	2,782
*	Castlight Health Inc. Class B	777,022	2,587
*	ChannelAdvisor Corp.	219,748	2,472
*	Systemax Inc.	262,512	2,302
*	Pendrell Corp.	83,333	44
*	Quantum Corp.	868	1
*	Rocket Fuel Inc.	84	—
*	Piksel Inc.	241	—
			6,310,621
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	1,859,696	55,958
	Consolidated Communications Holdings Inc.	974,915	25,114
*	Vonage Holdings Corp.	3,913,279	17,884
*	Cincinnati Bell Inc.	4,269,472	16,523
	Atlantic Tele-Network Inc.	212,358	16,103
^	Windstream Holdings Inc.	1,860,236	14,287

^,* Iridium Communications Inc.	1,643,352	12,933
^,* Globalstar Inc.	8,264,545	12,149
EarthLink Holdings Corp.	2,111,851	11,974
* United States Cellular Corp.	260,818	11,917
^,* Intelsat SA	288,722	727
		195,569
Utilities (5.0%)
AGL Resources Inc.	2,446,646	159,374
Atmos Energy Corp.	2,075,190	154,104
Westar Energy Inc. Class A	2,878,308	142,793
UGI Corp.	3,493,905	140,769
ITC Holdings Corp.	3,103,732	135,230
TECO Energy Inc.	4,780,777	131,615
Aqua America Inc.	3,585,616	114,094
Great Plains Energy Inc.	3,138,249	101,208
Piedmont Natural Gas Co. Inc.	1,651,334	98,799
Questar Corp.	3,556,852	88,210
Vectren Corp.	1,682,221	85,053
NRG Energy Inc.	6,385,178	83,071
National Fuel Gas Co.	1,637,092	81,936
IDACORP Inc.	1,022,265	76,251
WGL Holdings Inc.	1,013,136	73,321
Portland General Electric Co.	1,804,738	71,269
Hawaiian Electric Industries Inc.	2,187,506	70,875
Cleco Corp.	1,229,357	67,873
ONE Gas Inc.	1,062,880	64,942
New Jersey Resources Corp.	1,746,540	63,626
Black Hills Corp.	1,040,596	62,571
NorthWestern Corp.	979,336	60,474
Southwest Gas Corp.	916,443	60,348
Laclede Group Inc.	838,709	56,823
ALLETE Inc.	998,427	55,982
PNM Resources Inc.	1,619,262	54,601
Avista Corp.	1,270,473	51,810
South Jersey Industries Inc.	1,407,701	40,049
El Paso Electric Co.	821,309	37,682
MGE Energy Inc.	704,299	36,800
* Dynegy Inc.	2,374,811	34,126
Northwest Natural Gas Co.	556,125	29,947
American States Water Co.	748,559	29,463
Empire District Electric Co.	889,106	29,385
Ormat Technologies Inc.	698,391	28,802
California Water Service Group	972,659	25,989
* Talen Energy Corp.	2,078,090	18,703
TerraForm Power Inc. Class A	1,547,121	13,383
^,* Sunrun Inc.	1,128,019	7,310
^,* Vivint Solar Inc.	436,326	1,156
Avangrid Inc.	224	9
Atlantic Power Corp.	399	1
		2,739,827
Total Common Stocks (Cost $46,596,188)		54,894,705

		Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund		0.495%		1,167,012,903	1,167,013

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.331%	4/13/16	620	620
5	Federal Home Loan Bank Discount Notes	0.391%	5/27/16	1,000	999
[5,6] Federal Home Loan Bank Discount Notes		0.572%	6/22/16	5,000	4,996
[5,6] Federal Home Loan Bank Discount Notes		0.567%	7/6/16	2,500	2,497
6	United States Treasury Bill	0.536%	6/9/16	1,000	1,000
6	United States Treasury Bill	0.391%	8/4/16	2,400	2,398
6	United States Treasury Note/Bond	0.375%	5/31/16	5,000	5,001
					17,511
Total Temporary Cash Investments (Cost $1,184,518)					1,184,524
Total Investments (101.6%) (Cost $47,780,706)					56,079,229
Other Assets and Liabilities-Net (-1.6%)[4]					(901,271)
Net Assets (100%)					55,177,958

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $809,232,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $846,280,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $10,794,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Small-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	54,889,031	44	5,630
Temporary Cash Investments	1,167,013	17,511	—
Futures Contracts—Assets[1]	447	—	—
Swap Contracts—Assets	—	761	—
Swap Contracts—Liabilities	—	(973)	—
Total	56,056,491	17,343	5,630
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
Futures Contracts	Expiration	Long (Short)	Settlement	Appreciation)

Small-Cap Index Fund

		Contracts	Value Long	(Depreciation
			(Short)
E-mini Russell 2000 Index	June 2016	1,798	199,506	5,269
E-mini S&P Mid-Cap 400 Index	June 2016	253	36,462	1,119
				6,388

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

			Notional	Floating Interest	Unrealized
	Termination		Amount	Rate Received	Appreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	(Depreciation)

Small-Cap Index Fund

					($000
Ambac Financial Group Inc.	4/6/16	GSCM	3,749	(0.442%)	(132)
Ambac Financial Group Inc.	4/12/16	GSCM	1,558	(0.440%)	21
Empire State Realty Trust Inc.	5/11/16	GSCM	15,355	(0.440%)	740
SLM Corp.	6/21/16	GSI	30,346	(0.432%)	(841)
					(212)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At March 31, 2016, the counterparty had deposited in segregated accounts securities with a value of $291,000 in connection with amounts due to the fund for open swap contracts.

E. At March 31, 2016, the cost of investment securities for tax purposes was $47,788,490,000. Net unrealized appreciation of investment securities for tax purposes was $8,290,739,000, consisting of unrealized gains of $12,980,133,000 on securities that had risen in value since their purchase and $4,689,394,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.7%)
	NewMarket Corp.	123,685	49,011
	Royal Gold Inc.	800,622	41,064
	Balchem Corp.	386,792	23,989
	US Silica Holdings Inc.	762,336	17,320
*	Cambrex Corp.	390,123	17,165
*	Stillwater Mining Co.	1,485,436	15,820
	KapStone Paper and Packaging Corp.	1,064,369	14,742
*,^ Platform Specialty Products Corp.		1,554,264	13,367
	Minerals Technologies Inc.	214,170	12,176
*	Coeur Mining Inc.	1,875,279	10,539
	Calgon Carbon Corp.	632,029	8,861
	Deltic Timber Corp.	137,494	8,270
*	Ferro Corp.	506,773	6,015
*	American Vanguard Corp.	341,871	5,395
*	Fairmount Santrol Holdings Inc.	394,914	991
*	LSB Industries Inc.	4,069	52
			244,777
Consumer Goods (8.4%)
*	Middleby Corp.	703,778	75,142
	Carter's Inc.	603,767	63,625
	Gentex Corp.	3,547,168	55,655
*	Toll Brothers Inc.	1,884,520	55,612
	Brunswick Corp.	1,117,839	53,634
*	Post Holdings Inc.	747,839	51,429
*	Hain Celestial Group Inc.	1,202,890	49,210
*	Skechers U.S.A. Inc. Class A	1,596,048	48,600
*	WhiteWave Foods Co. Class A	1,082,132	43,978
	Pool Corp.	497,099	43,615
	Flowers Foods Inc.	2,216,434	40,915
*	Kate Spade & Co.	1,566,537	39,978
*	Tempur Sealy International Inc.	651,814	39,624
	CalAtlantic Group Inc.	964,975	32,249
	B&G Foods Inc.	761,088	26,494
*	Steven Madden Ltd.	690,972	25,594
	Vector Group Ltd.	1,052,733	24,044
*	G-III Apparel Group Ltd.	474,849	23,215
*	Deckers Outdoor Corp.	377,969	22,644
*	Dorman Products Inc.	405,405	22,062
*	TRI Pointe Group Inc.	1,785,753	21,036
*	Boston Beer Co. Inc. Class A	110,337	20,420
	J&J Snack Foods Corp.	183,472	19,866
*	Zynga Inc. Class A	8,495,016	19,369
*	Tumi Holdings Inc.	702,852	18,851
*	Take-Two Interactive Software Inc.	494,282	18,620
*	Gentherm Inc.	445,677	18,536
	Drew Industries Inc.	281,463	18,143
	WD-40 Co.	167,863	18,131
*	Meritage Homes Corp.	463,688	16,906

*,^ Wayfair Inc.		355,233	15,353
	Interface Inc. Class A	767,835	14,236
	Lancaster Colony Corp.	117,603	13,003
*,^ Blue Buffalo Pet Products Inc.		481,796	12,363
	Oxford Industries Inc.	183,089	12,309
	MDC Holdings Inc.	481,447	12,065
*	Select Comfort Corp.	621,968	12,060
*,^ GoPro Inc. Class A		998,825	11,946
*	iRobot Corp.	338,291	11,942
	Wolverine World Wide Inc.	600,368	11,059
*	TiVo Inc.	1,141,893	10,859
	Columbia Sportswear Co.	170,335	10,235
	Coca-Cola Bottling Co. Consolidated	57,140	9,129
*,^ USANA Health Sciences Inc.		70,672	8,581
	Phibro Animal Health Corp. Class A	226,366	6,121
*	National Beverage Corp.	143,762	6,084
*,^ Fitbit Inc. Class A		376,715	5,707
*	Revlon Inc. Class A	129,239	4,706
*	DTS Inc.	201,498	4,389
*	Amplify Snack Brands Inc.	205,780	2,947
	Metaldyne Performance Group Inc.	165,670	2,785
			1,225,076
Consumer Services (14.9%)
	Domino's Pizza Inc.	612,145	80,717
	Sabre Corp.	2,537,216	73,376
	Vail Resorts Inc.	444,984	59,494
*	Sally Beauty Holdings Inc.	1,794,775	58,115
*	Panera Bread Co. Class A	282,331	57,830
	Dunkin' Brands Group Inc.	1,125,652	53,097
*	Burlington Stores Inc.	932,723	52,456
	Dick's Sporting Goods Inc.	1,106,143	51,712
*	Sprouts Farmers Market Inc.	1,754,045	50,937
*	Copart Inc.	1,237,934	50,471
*	AMC Networks Inc. Class A	748,013	48,576
	Six Flags Entertainment Corp.	843,559	46,809
*	Spirit Airlines Inc.	878,794	42,165
*	Madison Square Garden Co. Class A	246,581	41,021
*	Live Nation Entertainment Inc.	1,614,442	36,018
*	Urban Outfitters Inc.	1,079,486	35,720
*	Buffalo Wild Wings Inc.	231,034	34,221
	Texas Roadhouse Inc. Class A	774,500	33,753
*	Bright Horizons Family Solutions Inc.	515,599	33,400
	Rollins Inc.	1,207,917	32,759
*	ServiceMaster Global Holdings Inc.	830,596	31,297
	Lions Gate Entertainment Corp.	1,380,039	30,154
*	Michaels Cos. Inc.	1,067,994	29,872
	Cheesecake Factory Inc.	535,349	28,422
*	Cabela's Inc.	582,374	28,356
	Allegiant Travel Co. Class A	154,629	27,533
*	WebMD Health Corp.	436,868	27,361
	Jack in the Box Inc.	425,549	27,180
*	VCA Inc.	469,919	27,110
*	Hawaiian Holdings Inc.	572,703	27,026
	Monro Muffler Brake Inc.	375,280	26,821
*	Five Below Inc.	635,783	26,283
*	Pinnacle Entertainment Inc.	711,788	24,984
*,^ GrubHub Inc.		979,165	24,606

*	Grand Canyon Education Inc.	570,293	24,374
	Churchill Downs Inc.	162,915	24,092
*	Ascena Retail Group Inc.	2,163,671	23,930
*,^ Pandora Media Inc.		2,653,577	23,750
*	DreamWorks Animation SKG Inc. Class A	866,943	21,630
	Morningstar Inc.	234,175	20,671
	Choice Hotels International Inc.	382,076	20,651
	PriceSmart Inc.	242,229	20,488
	HSN Inc.	384,794	20,129
	Sonic Corp.	572,451	20,127
*	Groupon Inc. Class A	5,019,301	20,027
*,^ Restoration Hardware Holdings Inc.		471,794	19,768
	Sotheby's	737,932	19,725
*	Stamps.com Inc.	181,572	19,297
*,^ SolarCity Corp.		780,799	19,192
*	Liberty TripAdvisor Holdings Inc. Class A	838,561	18,583
*	Media General Inc.	1,098,248	17,912
*	Shutterfly Inc.	384,846	17,845
	Papa John's International Inc.	324,101	17,563
*	comScore Inc.	556,244	16,710
*	Yelp Inc. Class A	829,586	16,492
	Nexstar Broadcasting Group Inc. Class A	356,969	15,803
*	Dave & Buster's Entertainment Inc.	407,478	15,802
*	Fresh Market Inc.	518,978	14,806
*	Penn National Gaming Inc.	886,121	14,789
*	Popeyes Louisiana Kitchen Inc.	275,475	14,341
	Marriott Vacations Worldwide Corp.	212,390	14,336
*,^ Diplomat Pharmacy Inc.		513,439	14,068
*,^ Diamond Resorts International Inc.		528,179	12,835
	Bloomin' Brands Inc.	732,613	12,359
*	Krispy Kreme Doughnuts Inc.	774,164	12,069
*	United Natural Foods Inc.	293,569	11,831
	EW Scripps Co. Class A	706,926	11,021
	National CineMedia Inc.	716,486	10,898
*	Fiesta Restaurant Group Inc.	329,597	10,804
*,^ Mattress Firm Holding Corp.		250,598	10,623
	ClubCorp Holdings Inc.	755,972	10,614
*	Hibbett Sports Inc.	280,001	10,052
*	Belmond Ltd. Class A	1,054,850	10,011
*	Francesca's Holdings Corp.	512,152	9,813
*	BJ's Restaurants Inc.	222,183	9,236
*,^ Quotient Technology Inc.		830,476	8,803
*	Caesars Acquisition Co. Class A	1,350,832	8,267
*	Etsy Inc.	896,008	7,795
	AMC Entertainment Holdings Inc.	267,049	7,475
^	Interval Leisure Group Inc.	499,063	7,206
	Extended Stay America Inc.	437,804	7,136
^	World Wrestling Entertainment Inc. Class A	381,156	6,731
*	La Quinta Holdings Inc.	532,445	6,656
*	MSG Networks Inc.	360,273	6,229
*,^ Scientific Games Corp. Class A		640,263	6,038
*	Tile Shop Holdings Inc.	382,244	5,699
*	Ollie's Bargain Outlet Holdings Inc.	216,615	5,075
*	Global Eagle Entertainment Inc.	582,348	4,962
*	Vitamin Shoppe Inc.	159,622	4,942
*	Angie's List Inc.	543,535	4,386
*	Party City Holdco Inc.	291,610	4,386

	New Media Investment Group Inc.	261,844	4,357
*	Virgin America Inc.	108,780	4,195
*,^ Lumber Liquidators Holdings Inc.		317,344	4,164
*	Wingstop Inc.	177,453	4,025
*	Potbelly Corp.	289,500	3,940
*	TrueCar Inc.	661,788	3,699
*	RetailMeNot Inc.	454,013	3,637
	Blue Nile Inc.	134,757	3,465
*	El Pollo Loco Holdings Inc.	258,961	3,455
*,^ Conn's Inc.		275,958	3,438
*,^ Planet Fitness Inc. Class A		180,224	2,927
*	Habit Restaurants Inc. Class A	144,120	2,685
*,^ Clean Energy Fuels Corp.		832,984	2,441
*,^ Caesars Entertainment Corp.		358,706	2,439
*	Biglari Holdings Inc.	6,380	2,371
*,^ Noodles & Co. Class A		160,294	1,901
*	Bojangles' Inc.	109,995	1,871
*,^ Shake Shack Inc. Class A		37,208	1,389
*	Container Store Group Inc.	102,655	603
			2,187,507
Financials (22.3%)
	Regency Centers Corp.	1,198,409	89,701
*	Signature Bank	619,368	84,308
	American Campus Communities Inc.	1,570,704	73,964
	WP Carey Inc.	1,153,702	71,806
	Kilroy Realty Corp.	1,132,913	70,093
	CubeSmart	2,049,647	68,253
	Equity LifeStyle Properties Inc.	934,796	67,988
	DDR Corp.	3,812,376	67,822
	CBOE Holdings Inc.	1,004,306	65,611
*	Liberty Ventures Class A	1,654,806	64,736
*	SVB Financial Group	632,315	64,528
	Forest City Realty Trust Inc. Class A	2,957,611	62,376
	Lamar Advertising Co. Class A	1,007,921	61,987
	Sovran Self Storage Inc.	483,842	57,069
	MarketAxess Holdings Inc.	435,166	54,322
	Douglas Emmett Inc.	1,718,751	51,752
	Sun Communities Inc.	683,946	48,977
	Duke Realty Corp.	2,123,931	47,873
	Mid-America Apartment Communities Inc.	463,021	47,325
	Healthcare Trust of America Inc. Class A	1,602,645	47,150
	Investors Bancorp Inc.	4,030,998	46,921
*	Howard Hughes Corp.	439,005	46,486
	DCT Industrial Trust Inc.	1,086,688	42,892
	Tanger Factory Outlet Centers Inc.	1,177,784	42,860
	American Homes 4 Rent Class A	2,680,292	42,617
	Bank of the Ozarks Inc.	1,002,036	42,055
	Gaming and Leisure Properties Inc.	1,349,410	41,724
	Omega Healthcare Investors Inc.	1,148,778	40,552
	Post Properties Inc.	664,034	39,669
	CyrusOne Inc.	864,185	39,450
	Healthcare Realty Trust Inc.	1,253,873	38,732
*	Western Alliance Bancorp	1,141,818	38,114
	Medical Properties Trust Inc.	2,908,219	37,749
	Sunstone Hotel Investors Inc.	2,649,835	37,098
*,^ Zillow Group Inc.		1,459,763	34,640
	RLJ Lodging Trust	1,452,425	33,231

	Paramount Group Inc.	2,081,641	33,202
	Communications Sales & Leasing Inc.	1,477,529	32,875
	Equity One Inc.	1,123,489	32,199
	Education Realty Trust Inc.	760,054	31,618
	Urban Edge Properties	1,218,093	31,476
	Acadia Realty Trust	864,425	30,367
	Home BancShares Inc.	732,338	29,989
	Spirit Realty Capital Inc.	2,572,047	28,936
	Kite Realty Group Trust	1,019,544	28,252
	Care Capital Properties Inc.	1,028,048	27,593
	Ryman Hospitality Properties Inc.	534,839	27,533
	Hudson Pacific Properties Inc.	933,195	26,988
	Cousins Properties Inc.	2,593,841	26,924
	PacWest Bancorp	700,465	26,022
	QTS Realty Trust Inc. Class A	545,103	25,827
	Pebblebrook Hotel Trust	882,693	25,660
	NorthStar Asset Management Group Inc.	2,257,418	25,622
	Kennedy-Wilson Holdings Inc.	1,123,730	24,610
	Retail Opportunity Investments Corp.	1,221,806	24,583
	CoreSite Realty Corp.	345,312	24,175
	PS Business Parks Inc.	232,233	23,342
*	Blackhawk Network Holdings Inc.	670,311	22,992
	Colony Capital Inc. Class A	1,301,503	21,826
	Gramercy Property Trust	2,578,415	21,788
*	Texas Capital Bancshares Inc.	562,987	21,607
	Evercore Partners Inc. Class A	414,275	21,439
	Alexander & Baldwin Inc.	569,624	20,894
	Chesapeake Lodging Trust	737,159	19,505
*	Hilltop Holdings Inc.	962,689	18,176
*	OneMain Holdings Inc. Class A	659,930	18,102
	Outfront Media Inc.	843,948	17,807
*	Eagle Bancorp Inc.	369,540	17,738
	Ramco-Gershenson Properties Trust	971,228	17,511
*	PRA Group Inc.	591,383	17,381
	STAG Industrial Inc.	835,178	17,004
	Financial Engines Inc.	539,120	16,945
	WisdomTree Investments Inc.	1,442,965	16,493
	Parkway Properties Inc.	1,027,223	16,086
	Sabra Health Care REIT Inc.	799,770	16,067
*,^ Zillow Group Inc. Class A		621,687	15,884
*,^ Credit Acceptance Corp.		86,465	15,698
*	LendingClub Corp.	1,871,847	15,536
	Colony Starwood Homes	620,747	15,363
*	Essent Group Ltd.	737,392	15,338
	First Cash Financial Services Inc.	329,266	15,166
*	FCB Financial Holdings Inc. Class A	430,270	14,311
	FelCor Lodging Trust Inc.	1,671,257	13,571
	Physicians Realty Trust	666,847	12,390
	TFS Financial Corp.	708,089	12,299
*	Stifel Financial Corp.	405,459	12,002
	HFF Inc. Class A	417,322	11,489
	Hersha Hospitality Trust Class A	518,914	11,074
	New Senior Investment Group Inc.	1,023,117	10,538
*	HealthEquity Inc.	426,272	10,516
	NRG Yield Inc.	732,251	10,427
*,^ St. Joe Co.		601,322	10,313
	Monogram Residential Trust Inc.	1,023,911	10,096

	Cohen & Steers Inc.	251,097	9,773
	LegacyTexas Financial Group Inc.	497,283	9,772
	Alexander's Inc.	25,027	9,524
	American Assets Trust Inc.	237,015	9,462
	Capital Bank Financial Corp.	283,811	8,756
	CareTrust REIT Inc.	658,523	8,363
*	Black Knight Financial Services Inc. Class A	252,489	7,835
	Simmons First National Corp. Class A	164,807	7,428
*	Third Point Reinsurance Ltd.	648,569	7,374
	InfraREIT Inc.	431,192	7,352
	Artisan Partners Asset Management Inc. Class A	236,971	7,308
*,^ Encore Capital Group Inc.		279,891	7,204
*,^ BofI Holding Inc.		331,301	7,070
^	Seritage Growth Properties Class A	137,179	6,855
	Moelis & Co. Class A	237,412	6,702
	Greenhill & Co. Inc.	286,866	6,368
	Silver Bay Realty Trust Corp.	397,943	5,909
	NRG Yield Inc. Class A	405,284	5,500
	Employers Holdings Inc.	188,769	5,312
*,^ Nationstar Mortgage Holdings Inc.		497,402	4,924
*	Marcus & Millichap Inc.	183,029	4,647
*,^ Altisource Portfolio Solutions SA		166,472	4,020
	Northfield Bancorp Inc.	239,089	3,931
*	Tejon Ranch Co.	177,825	3,658
	National Bank Holdings Corp. Class A	177,537	3,620
*,^ On Deck Capital Inc.		429,152	3,343
	Urstadt Biddle Properties Inc. Class A	155,168	3,251
*	Ocwen Financial Corp.	1,150,069	2,841
*	PennyMac Financial Services Inc. Class A	241,432	2,839
	Ladder Capital Corp.	222,873	2,775
*	Forestar Group Inc.	197,023	2,569
	Kearny Financial Corp.	171,527	2,118
*	NewStar Financial Inc.	226,279	1,980
	Houlihan Lokey Inc.	73,339	1,826
*	RMR Group Inc. Class A	36,688	918
*	Associated Capital Group Inc. Class A	26,742	749
*	PICO Holdings Inc.	6,421	66
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	—
			3,265,538
Health Care (14.1%)
*	MEDNAX Inc.	1,151,632	74,418
*	DexCom Inc.	953,567	64,757
*	Align Technology Inc.	878,395	63,851
*	Ionis Pharmaceuticals Inc.	1,474,931	59,735
*	United Therapeutics Corp.	529,036	58,951
	West Pharmaceutical Services Inc.	840,975	58,296
*	Amsurg Corp.	672,153	50,143
*	Acadia Healthcare Co. Inc.	817,385	45,046
*	ABIOMED Inc.	468,604	44,428
	Bio-Techne Corp.	456,316	43,131
*	Seattle Genetics Inc.	1,203,192	42,220
*	Neurocrine Biosciences Inc.	1,060,560	41,945
*,^ OPKO Health Inc.		4,015,976	41,726
*	PAREXEL International Corp.	658,706	41,321
*	Team Health Holdings Inc.	902,929	37,751
	Bruker Corp.	1,338,679	37,483
	STERIS plc	526,893	37,436

*	Myriad Genetics Inc.	874,156	32,720
	Healthcare Services Group Inc.	841,182	30,964
*	Catalent Inc.	1,145,706	30,556
*	ACADIA Pharmaceuticals Inc.	1,091,757	30,526
*	NuVasive Inc.	609,677	29,661
*	Cepheid	887,491	29,607
	Cantel Medical Corp.	409,365	29,212
*	Horizon Pharma plc	1,758,597	29,140
*	Impax Laboratories Inc.	846,184	27,095
*	Anacor Pharmaceuticals Inc.	487,255	26,044
*	Medicines Co.	809,404	25,715
*	Intercept Pharmaceuticals Inc.	194,061	24,931
*,^ Ligand Pharmaceuticals Inc.		219,999	23,560
*	Insulet Corp.	698,425	23,160
*	Akorn Inc.	978,343	23,020
*	Masimo Corp.	546,428	22,863
*	Pacira Pharmaceuticals Inc.	428,415	22,697
*	Nektar Therapeutics	1,637,161	22,511
*	Neogen Corp.	436,391	21,972
*	Haemonetics Corp.	623,846	21,822
*,^ Intrexon Corp.		642,649	21,779
*	Globus Medical Inc.	831,592	19,750
*	Wright Medical Group NV	1,134,073	18,826
*	ICU Medical Inc.	176,405	18,364
*	Brookdale Senior Living Inc.	1,134,142	18,010
*	Bluebird Bio Inc.	410,214	17,434
*	Ironwood Pharmaceuticals Inc. Class A	1,563,669	17,107
*	Amedisys Inc.	351,377	16,986
*,^ Juno Therapeutics Inc.		432,089	16,458
*	INC Research Holdings Inc. Class A	396,815	16,353
*,^ Novavax Inc.		3,145,037	16,228
*	Air Methods Corp.	433,967	15,718
*	HMS Holdings Corp.	1,055,526	15,147
*	Emergent BioSolutions Inc.	406,332	14,770
*	Nevro Corp.	257,320	14,477
*,^ Agios Pharmaceuticals Inc.		346,664	14,075
*	Acorda Therapeutics Inc.	529,671	14,010
*	ARIAD Pharmaceuticals Inc.	2,091,877	13,367
*	FibroGen Inc.	602,665	12,831
*	PRA Health Sciences Inc.	296,074	12,660
*,^ Radius Health Inc.		396,207	12,457
	Analogic Corp.	152,441	12,044
	Abaxis Inc.	264,230	11,993
*	Halozyme Therapeutics Inc.	1,258,053	11,914
*,^ Innoviva Inc.		911,353	11,474
*	Exelixis Inc.	2,791,845	11,167
*,^ Merrimack Pharmaceuticals Inc.		1,278,419	10,700
*	NxStage Medical Inc.	708,682	10,623
*	Achillion Pharmaceuticals Inc.	1,343,639	10,373
	Meridian Bioscience Inc.	490,744	10,114
*	AMAG Pharmaceuticals Inc.	427,278	9,998
*,^ Alder Biopharmaceuticals Inc.		406,074	9,945
*	Puma Biotechnology Inc.	338,594	9,945
*,^ Sarepta Therapeutics Inc.		504,530	9,848
*	Luminex Corp.	476,415	9,242
*	Orthofix International NV	220,668	9,162
*	ImmunoGen Inc.	1,071,167	9,126

*,^ Adeptus Health Inc. Class A		149,160	8,284
*	Exact Sciences Corp.	1,193,386	8,043
*	Endologix Inc.	941,208	7,869
*	Natus Medical Inc.	194,166	7,462
*	Momenta Pharmaceuticals Inc.	768,068	7,097
*	HealthStream Inc.	313,164	6,918
*	HeartWare International Inc.	214,435	6,738
	Ensign Group Inc.	294,703	6,672
*,^ Theravance Biopharma Inc.		347,111	6,526
*,^ Lexicon Pharmaceuticals Inc.		514,001	6,142
*,^ Arena Pharmaceuticals Inc.		2,998,017	5,906
*,^ Editas Medicine Inc.		167,352	5,780
*	Epizyme Inc.	475,247	5,760
*,^ Insys Therapeutics Inc.		356,736	5,704
*,^ MannKind Corp.		3,446,254	5,548
*	Genomic Health Inc.	221,881	5,496
*	Quidel Corp.	315,648	5,448
*	Accuray Inc.	940,608	5,437
*,^ ZIOPHARM Oncology Inc.		730,578	5,421
*,^ Lannett Co. Inc.		291,226	5,222
*	Depomed Inc.	374,445	5,216
*,^ Relypsa Inc.		370,761	5,024
*,^ Seres Therapeutics Inc.		182,935	4,859
*	CorVel Corp.	121,446	4,787
*	Merit Medical Systems Inc.	258,590	4,781
*	Spectrum Pharmaceuticals Inc.	748,974	4,764
*	Insmed Inc.	361,661	4,582
*,^ Keryx Biopharmaceuticals Inc.		971,267	4,536
*	Acceleron Pharma Inc.	147,336	3,888
*	Sagent Pharmaceuticals Inc.	302,908	3,686
*	Infinity Pharmaceuticals Inc.	606,860	3,198
*,^ Spark Therapeutics Inc.		107,242	3,165
*,^ ConforMIS Inc.		288,262	3,099
*	Surgery Partners Inc.	207,904	2,757
*,^ Natera Inc.		281,073	2,676
*	Tetraphase Pharmaceuticals Inc.	181,285	839
*	Aegerion Pharmaceuticals Inc.	172,135	637
*	Wright Medical Group Inc. CVR	165,303	203
*	Sequenom Inc.	47,812	67
			2,065,126
Industrials (18.4%)
	Waste Connections Inc.	1,502,699	97,059
	Jack Henry & Associates Inc.	968,231	81,883
*	HD Supply Holdings Inc.	2,457,213	81,260
*	CoStar Group Inc.	378,937	71,305
	Lennox International Inc.	521,453	70,495
	AO Smith Corp.	916,944	69,972
*	Old Dominion Freight Line Inc.	880,648	61,311
	Graco Inc.	676,839	56,827
	Toro Co.	640,433	55,154
	Hexcel Corp.	1,145,649	50,076
*	Genpact Ltd.	1,828,299	49,711
*	Euronet Worldwide Inc.	616,162	45,664
	Nordson Corp.	594,966	45,241
	FEI Co.	501,935	44,677
*	Genesee & Wyoming Inc. Class A	698,008	43,765
	Watsco Inc.	315,827	42,555

	National Instruments Corp.	1,412,586	42,533
*	Zebra Technologies Corp.	608,005	41,952
	Heartland Payment Systems Inc.	428,401	41,371
*	IPG Photonics Corp.	421,487	40,496
	Eagle Materials Inc.	575,469	40,346
	MAXIMUS Inc.	756,311	39,812
*	WEX Inc.	474,072	39,519
	Cognex Corp.	989,288	38,533
	Air Lease Corp. Class A	1,195,519	38,400
*,^ XPO Logistics Inc.		1,210,903	37,175
	Packaging Corp. of America	599,446	36,207
	Woodward Inc.	683,604	35,561
	Landstar System Inc.	520,401	33,623
*	Clean Harbors Inc.	600,731	29,640
*	Keysight Technologies Inc.	1,050,761	29,148
*	Universal Display Corp.	516,991	27,969
*	USG Corp.	1,072,235	26,602
	CEB Inc.	406,026	26,282
*,^ Cimpress NV		288,428	26,158
	Global Payments Inc.	396,711	25,905
	Covanta Holding Corp.	1,467,113	24,736
*	Masonite International Corp.	354,119	23,195
*	Proto Labs Inc.	288,961	22,276
	HEICO Corp. Class A	463,763	22,075
*	On Assignment Inc.	582,978	21,524
*	WageWorks Inc.	418,949	21,203
	Mueller Industries Inc.	701,222	20,630
*	RBC Bearings Inc.	281,275	20,606
*	ExlService Holdings Inc.	385,583	19,973
*	Cardtronics Inc.	554,489	19,956
	Knight Transportation Inc.	744,612	19,472
	Simpson Manufacturing Co. Inc.	503,503	19,219
*	Swift Transportation Co.	997,819	18,589
*	TransUnion	671,293	18,534
*	Smith & Wesson Holding Corp.	669,324	17,817
	Mueller Water Products Inc. Class A	1,780,542	17,592
*	Trex Co. Inc.	366,190	17,551
	CLARCOR Inc.	297,588	17,198
	AZZ Inc.	301,129	17,044
	Forward Air Corp.	374,754	16,984
*	Hub Group Inc. Class A	416,045	16,970
*,^ Ambarella Inc.		373,551	16,698
*	Advisory Board Co.	514,034	16,578
*	Imperva Inc.	327,819	16,555
	Sturm Ruger & Co. Inc.	232,978	15,931
	EnPro Industries Inc.	271,828	15,679
	Apogee Enterprises Inc.	354,388	15,554
	Franklin Electric Co. Inc.	483,454	15,553
*	Huron Consulting Group Inc.	264,480	15,390
	Exponent Inc.	300,161	15,311
*	OSI Systems Inc.	230,746	15,112
*	Louisiana-Pacific Corp.	878,541	15,041
*	ExamWorks Group Inc.	489,325	14,464
*	M/A-COM Technology Solutions Holdings Inc.	325,851	14,269
*	II-VI Inc.	638,883	13,870
*	TopBuild Corp.	462,575	13,757
	AAON Inc.	488,170	13,669

	HEICO Corp.	225,127	13,537
*	Rogers Corp.	220,557	13,205
	Methode Electronics Inc.	444,521	12,998
*	Armstrong World Industries Inc.	255,161	12,342
	Primoris Services Corp.	507,203	12,325
*	LifeLock Inc.	1,014,697	12,247
*	Summit Materials Inc. Class A	611,025	11,884
	Badger Meter Inc.	169,236	11,256
	Tennant Co.	218,622	11,255
*,^ Inovalon Holdings Inc. Class A		606,276	11,228
*	Team Inc.	349,808	10,627
	John Bean Technologies Corp.	179,160	10,106
	Heartland Express Inc.	536,998	9,961
*	AMN Healthcare Services Inc.	295,046	9,917
*	Veeco Instruments Inc.	491,024	9,565
*	Continental Building Products Inc.	501,784	9,313
^	Lindsay Corp.	130,014	9,310
	Sun Hydraulics Corp.	278,535	9,245
*	Itron Inc.	221,428	9,238
*	Paylocity Holding Corp.	282,119	9,237
	Advanced Drainage Systems Inc.	425,770	9,069
	Mobile Mini Inc.	274,624	9,068
*	Headwaters Inc.	434,675	8,624
*	TriNet Group Inc.	520,155	7,464
	Quanex Building Products Corp.	420,091	7,293
	Comfort Systems USA Inc.	228,194	7,250
	Raven Industries Inc.	446,360	7,151
*	Thermon Group Holdings Inc.	398,868	7,004
*	FARO Technologies Inc.	215,412	6,938
*	Aerovironment Inc.	242,508	6,868
*	Press Ganey Holdings Inc.	228,124	6,862
*	DigitalGlobe Inc.	393,414	6,806
	Albany International Corp.	178,540	6,711
*	TASER International Inc.	311,508	6,115
	Gorman-Rupp Co.	226,103	5,863
*	Mistras Group Inc.	213,496	5,288
*	Builders FirstSource Inc.	438,260	4,939
*	Roadrunner Transportation Systems Inc.	378,493	4,716
*	Astronics Corp.	103,663	3,955
*	Multi Packaging Solutions International Ltd.	234,958	3,813
*	InnerWorkings Inc.	462,886	3,680
*	RPX Corp.	315,840	3,556
*	Ply Gem Holdings Inc.	250,503	3,520
	Griffon Corp.	222,436	3,437
*	Bazaarvoice Inc.	944,750	2,976
^	American Railcar Industries Inc.	48,117	1,960
*	Evolent Health Inc. Class A	177,555	1,875
*	Astronics Corp. Class B	15,426	593
	Acacia Research Corp.	150,164	569
			2,693,521
Oil & Gas (2.9%)
*	Diamondback Energy Inc.	876,599	67,656
*	Gulfport Energy Corp.	1,511,120	42,825
*	PDC Energy Inc.	557,191	33,125
	Patterson-UTI Energy Inc.	1,715,317	30,224
*	Parsley Energy Inc. Class A	1,320,146	29,835
*	Dril-Quip Inc.	465,683	28,202

	Targa Resources Corp.	934,751	27,912
*	RSP Permian Inc.	748,365	21,732
*	Carrizo Oil & Gas Inc.	679,926	21,023
*	Matador Resources Co.	972,994	18,448
*,^ SunPower Corp. Class A		670,989	14,990
*	Rice Energy Inc.	1,004,806	14,027
	Pattern Energy Group Inc. Class A	687,739	13,115
*	Cobalt International Energy Inc.	4,326,127	12,849
*	Memorial Resource Development Corp.	1,260,531	12,832
^	RPC Inc.	667,072	9,459
	SM Energy Co.	419,050	7,853
*,^ Laredo Petroleum Inc.		724,748	5,747
*,^ Flotek Industries Inc.		628,504	4,607
*,^ Sanchez Energy Corp.		328,907	1,806
*	Bill Barrett Corp.	152,693	950
*,^ Northern Oil and Gas Inc.		134,736	538
*,^ C&J Energy Services Ltd.		361,045	509
*,^ Halcon Resources Corp.		518,003	498
*,^ Eclipse Resources Corp.		272,250	392
*	Bonanza Creek Energy Inc.	243,391	387
*	Clayton Williams Energy Inc.	40,084	358
*	Jones Energy Inc. Class A	55,904	186
			422,085
Other (0.0%)[2]
*	Dyax Corp CVR Exp. 12/31/2019	1,798,309	1,996
*	Clinical Data Contingent Value Rights	132,154	—
*,^ Magnum Hunter Resources Corp. Warrants Exp. 4/15/2016		185,509	—
			1,996
Technology (16.2%)
*	Cadence Design Systems Inc.	3,747,493	88,366
*	athenahealth Inc.	478,328	66,382
*	Ultimate Software Group Inc.	334,307	64,688
	SS&C Technologies Holdings Inc.	1,014,964	64,369
*	Fortinet Inc.	1,798,033	55,074
*	Tyler Technologies Inc.	404,277	51,994
*	Manhattan Associates Inc.	896,497	50,984
*	Guidewire Software Inc.	878,008	47,834
*	PTC Inc.	1,406,588	46,642
	IAC/InterActiveCorp	948,129	44,638
	CDK Global Inc.	953,981	44,408
*	EPAM Systems Inc.	582,162	43,470
*	Cavium Inc.	667,842	40,845
	Fair Isaac Corp.	384,942	40,838
	Atmel Corp.	4,904,343	39,823
*	ViaSat Inc.	540,273	39,699
*	Aspen Technology Inc.	1,022,960	36,960
	Blackbaud Inc.	576,276	36,242
*	Cree Inc.	1,238,145	36,030
*	Synaptics Inc.	449,820	35,869
	j2 Global Inc.	565,559	34,827
*	Integrated Device Technology Inc.	1,660,744	33,946
*	Qlik Technologies Inc.	1,141,039	32,999
*	FireEye Inc.	1,772,769	31,892
*	Ellie Mae Inc.	345,727	31,337
*	Allscripts Healthcare Solutions Inc.	2,318,717	30,630
*	Ciena Corp.	1,601,689	30,464

*	Rackspace Hosting Inc.	1,404,525	30,324
*	ACI Worldwide Inc.	1,450,818	30,162
*	Tableau Software Inc. Class A	644,557	29,566
*,^ Arista Networks Inc.		460,730	29,072
*	Infinera Corp.	1,734,547	27,857
	Monolithic Power Systems Inc.	436,319	27,767
*,^ Proofpoint Inc.		479,814	25,804
*	NetScout Systems Inc.	1,088,334	24,999
*	Medidata Solutions Inc.	645,333	24,981
*	Electronics For Imaging Inc.	578,282	24,513
*	Dycom Industries Inc.	378,561	24,482
*	Finisar Corp.	1,312,219	23,935
	InterDigital Inc.	429,374	23,895
*	Entegris Inc.	1,724,424	23,487
*	CommVault Systems Inc.	498,761	21,532
*	Veeva Systems Inc. Class A	850,915	21,307
*	Silicon Laboratories Inc.	458,863	20,630
*	MicroStrategy Inc. Class A	114,532	20,584
*	Syntel Inc.	411,704	20,556
*,^ 3D Systems Corp.		1,306,203	20,207
*	Cornerstone OnDemand Inc.	601,343	19,706
	Cogent Communications Holdings Inc.	499,154	19,482
*	Zendesk Inc.	924,945	19,359
*	Cray Inc.	461,755	19,352
*	Fleetmatics Group plc	473,366	19,271
	Tessera Technologies Inc.	617,224	19,134
*	Rambus Inc.	1,343,507	18,473
*	Paycom Software Inc.	507,502	18,067
	Power Integrations Inc.	335,474	16,660
*,^ Demandware Inc.		416,224	16,274
	Plantronics Inc.	412,873	16,180
*	Super Micro Computer Inc.	470,040	16,019
*	Synchronoss Technologies Inc.	487,367	15,761
*	Lumentum Holdings Inc.	579,952	15,641
*	LogMeIn Inc.	292,595	14,764
*	Bottomline Technologies de Inc.	475,882	14,510
*	Inphi Corp.	433,457	14,451
*	BroadSoft Inc.	354,019	14,285
*	HubSpot Inc.	319,582	13,940
	NIC Inc.	765,881	13,809
*	Envestnet Inc.	488,297	13,282
*	RealPage Inc.	625,139	13,028
*	Web.com Group Inc.	593,647	11,766
	Monotype Imaging Holdings Inc.	489,031	11,698
*	Infoblox Inc.	661,730	11,316
	Pegasystems Inc.	421,355	10,694
*	GoDaddy Inc. Class A	329,753	10,661
*	Ruckus Wireless Inc.	1,046,361	10,265
*,^ Ubiquiti Networks Inc.		305,894	10,177
*	RingCentral Inc. Class A	628,492	9,899
*	Gigamon Inc.	317,639	9,853
*	Diodes Inc.	446,921	8,983
*	Marketo Inc.	455,232	8,909
*	InvenSense Inc.	1,023,486	8,597
*	Lattice Semiconductor Corp.	1,450,354	8,238
*	Advanced Energy Industries Inc.	233,077	8,109
*,^ Shutterstock Inc.		217,200	7,978

*,^ Endurance International Group Holdings Inc.		753,817	7,938
*	New Relic Inc.	303,023	7,903
*	Interactive Intelligence Group Inc.	215,023	7,831
*	Cvent Inc.	363,149	7,771
*,^ Gogo Inc.		682,952	7,519
	Computer Programs & Systems Inc.	133,033	6,934
*	Ultratech Inc.	310,950	6,791
*	Virtusa Corp.	166,062	6,221
	ADTRAN Inc.	301,046	6,087
*	Applied Micro Circuits Corp.	921,676	5,954
*	CEVA Inc.	252,781	5,688
*	Loral Space & Communications Inc.	158,618	5,572
*	Xura Inc.	278,854	5,485
*	Benefitfocus Inc.	160,802	5,363
*	Ixia	416,129	5,185
*	Nimble Storage Inc.	647,541	5,077
*	Intralinks Holdings Inc.	610,263	4,809
*,^ Hortonworks Inc.		400,520	4,526
*	Textura Corp.	240,815	4,486
*	2U Inc.	195,138	4,410
*	Sonus Networks Inc.	585,305	4,407
*,^ Square Inc.		283,672	4,335
*	Actua Corp.	456,500	4,131
*	Mercury Systems Inc.	202,924	4,119
	Forrester Research Inc.	121,436	4,081
*	Barracuda Networks Inc.	261,273	4,024
*,^ Box Inc.		327,738	4,018
*	Calix Inc.	532,442	3,775
*	LivePerson Inc.	633,827	3,708
*	Jive Software Inc.	602,111	2,276
*	Rapid7 Inc.	173,637	2,269
*	MobileIron Inc.	451,617	2,041
*,^ SunEdison Inc.		3,727,199	2,013
*,^ OPOWER Inc.		285,403	1,944
*,^ Pure Storage Inc. Class A		122,974	1,684
*	Castlight Health Inc. Class B	464,545	1,547
*	Harmonic Inc.	467,677	1,529
*	ChannelAdvisor Corp.	130,814	1,472
*	Pendrell Corp.	24,888	13
*	Tangoe Inc.	200	2
			2,380,439
Telecommunications (0.2%)
*	Cincinnati Bell Inc.	2,574,991	9,965
	Atlantic Tele-Network Inc.	128,271	9,727
*,^ Globalstar Inc.		5,030,471	7,395
			27,087
Utilities (0.8%)
	ITC Holdings Corp.	1,875,024	81,695
	Ormat Technologies Inc.	421,799	17,395
*	Dynegy Inc.	718,583	10,326
	TerraForm Power Inc. Class A	935,678	8,093
*,^ Sunrun Inc.		679,944	4,406
*	Vivint Solar Inc.	260,700	691
			122,606
Total Common Stocks (Cost $12,800,767)			14,635,758

	Coupon
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.3%)
[3,4] Vanguard Market Liquidity Fund	0.495%		333,782,423	333,782

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.516%	8/31/16	1,000	998
5 Federal Home Loan Bank Discount Notes	0.491%	9/16/16	1,000	998
				1,996
Total Temporary Cash Investments (Cost $335,778)				335,778
Total Investments (102.2%) (Cost $13,136,545)				14,971,536
Other Assets and Liabilities-Net (-2.2%)[7]				(323,960)
Net Assets (100%)				14,647,576

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $302,404,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $315,409,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $799,000 have been segregated as initial margin for open futures contracts.
7 Cash of $300,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Small-Cap Growth Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,633,762	—	1,996
Temporary Cash Investments	333,782	1,996	—
Futures Contracts—Assets[1]	27	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	14,967,561	1,996	1,996
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	105	11,651	341
E-mini S&P 500 Index	June 2016	55	5,641	37
				378

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Small-Cap Growth Index Fund

D. At March 31, 2016, the cost of investment securities for tax purposes was $13,136,545,000. Net unrealized appreciation of investment securities for tax purposes was $1,834,991,000, consisting of unrealized gains of $3,215,393,000 on securities that had risen in value since their purchase and $1,380,402,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of March 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.5%)
	RPM International Inc.	1,538,645	72,824
	Steel Dynamics Inc.	2,663,745	59,961
	Olin Corp.	1,912,520	33,220
	Sensient Technologies Corp.	520,817	33,051
	Huntsman Corp.	2,415,965	32,132
	Cabot Corp.	650,080	31,418
^	CONSOL Energy Inc.	2,653,217	29,955
	PolyOne Corp.	988,081	29,889
	Domtar Corp.	727,934	29,481
	Compass Minerals International Inc.	390,779	27,691
^	United States Steel Corp.	1,694,301	27,194
	HB Fuller Co.	578,993	24,578
	Commercial Metals Co.	1,346,405	22,849
^	Allegheny Technologies Inc.	1,264,991	20,619
*	Chemtura Corp.	765,602	20,212
	Carpenter Technology Corp.	542,464	18,569
	Worthington Industries Inc.	512,649	18,271
	Axiall Corp.	817,570	17,856
	Kaiser Aluminum Corp.	197,971	16,736
*	GCP Applied Technologies Inc.	818,220	16,315
	Ferroglobe plc	1,829,830	16,121
	Chemours Co.	2,100,955	14,707
	Quaker Chemical Corp.	146,366	12,421
	Hecla Mining Co.	4,384,789	12,190
	Stepan Co.	219,347	12,128
	Minerals Technologies Inc.	201,854	11,475
	Innospec Inc.	264,111	11,452
	PH Glatfelter Co.	502,574	10,418
*	Clearwater Paper Corp.	201,957	9,797
	A Schulman Inc.	322,072	8,767
*	Univar Inc.	473,100	8,128
*	AK Steel Holding Corp.	1,966,447	8,121
	Innophos Holdings Inc.	211,415	6,535
*	Kraton Performance Polymers Inc.	355,840	6,156
*	Ferro Corp.	481,363	5,714
*,^ Cliffs Natural Resources Inc.		1,778,401	5,335
	Haynes International Inc.	145,009	5,293
*	Koppers Holdings Inc.	226,859	5,098
	Tredegar Corp.	303,746	4,775
	Rayonier Advanced Materials Inc.	498,142	4,732
	Tronox Ltd. Class A	709,852	4,536
*	Century Aluminum Co.	556,232	3,921
*	Resolute Forest Products Inc.	671,215	3,698
	FutureFuel Corp.	279,989	3,301
	SunCoke Energy Inc.	371,766	2,416
^	Kronos Worldwide Inc.	200,787	1,149
*	Intrepid Potash Inc.	360,349	400
*	LSB Industries Inc.	3,859	49
*	Alpha Natural Resources Inc.	721	—

*	Peabody Energy Corp.	1	—
			781,654
Consumer Goods (7.2%)
	Ingredion Inc.	837,874	89,477
	Leggett & Platt Inc.	1,493,191	72,270
	Pinnacle Foods Inc.	1,350,872	60,357
*	TreeHouse Foods Inc.	653,249	56,669
	Goodyear Tire & Rubber Co.	1,546,648	51,008
*,^ Herbalife Ltd.		805,112	49,563
	Scotts Miracle-Gro Co. Class A	533,489	38,822
*	Vista Outdoor Inc.	707,871	36,746
	Visteon Corp.	450,140	35,827
	Thor Industries Inc.	547,072	34,887
*	Helen of Troy Ltd.	327,616	33,971
*	Tenneco Inc.	632,869	32,599
	Spectrum Brands Holdings Inc.	275,147	30,068
	Energizer Holdings Inc.	716,211	29,014
	Tupperware Brands Corp.	495,729	28,742
	Snyder's-Lance Inc.	829,144	26,101
*	Darling Ingredients Inc.	1,908,116	25,130
	Dana Holding Corp.	1,730,201	24,379
	Avon Products Inc.	5,044,290	24,263
	Cooper Tire & Rubber Co.	641,369	23,743
	Nu Skin Enterprises Inc. Class A	614,244	23,495
	Herman Miller Inc.	693,749	21,430
*,^ Fossil Group Inc.		473,735	21,043
*,^ Manitowoc Foodservice Inc.		1,426,477	21,026
	HNI Corp.	511,726	20,044
^	Sanderson Farms Inc.	222,203	20,038
	Dean Foods Co.	1,061,973	18,393
*	Take-Two Interactive Software Inc.	466,561	17,575
^	Cal-Maine Foods Inc.	328,964	17,077
	Fresh Del Monte Produce Inc.	386,895	16,277
	La-Z-Boy Inc.	577,843	15,452
^	KB Home	1,015,347	14,499
	Universal Corp.	249,966	14,201
	Steelcase Inc. Class A	946,057	14,115
*	Cooper-Standard Holding Inc.	189,028	13,580
*	American Axle & Manufacturing Holdings Inc.	837,338	12,887
	Lancaster Colony Corp.	110,895	12,262
	Knoll Inc.	537,204	11,630
	Briggs & Stratton Corp.	474,669	11,354
	Schweitzer-Mauduit International Inc.	352,806	11,106
*	ACCO Brands Corp.	1,223,457	10,987
	Wolverine World Wide Inc.	565,898	10,424
*	Seaboard Corp.	3,388	10,174
	Andersons Inc.	307,831	9,669
	Columbia Sportswear Co.	160,436	9,641
	Ethan Allen Interiors Inc.	289,736	9,219
*	Crocs Inc.	812,203	7,813
^	Tootsie Roll Industries Inc.	221,449	7,737
*	Central Garden & Pet Co. Class A	382,464	6,230
*	Modine Manufacturing Co.	556,770	6,130
	Inter Parfums Inc.	197,227	6,094
	Superior Industries International Inc.	273,681	6,043
*	Blount International Inc.	560,387	5,593
*	Taylor Morrison Home Corp. Class A	370,438	5,231

	National Presto Industries Inc.	60,405	5,058
	Movado Group Inc.	180,857	4,979
*	Vera Bradley Inc.	220,728	4,490
*	Iconix Brand Group Inc.	534,507	4,303
*	Federal-Mogul Holdings Corp.	390,877	3,862
*	Eastman Kodak Co.	266,858	2,895
*	Central Garden & Pet Co.	96,765	1,581
	Titan International Inc.	250,648	1,349
*,^ Elizabeth Arden Inc.		121,145	992
*,^ Vince Holding Corp.		97,949	620
*,^ Hovnanian Enterprises Inc. Class A		96,947	151
			1,272,385
Consumer Services (11.7%)
*	JetBlue Airways Corp.	3,719,228	78,550
	KAR Auction Services Inc.	1,587,412	60,544
	TEGNA Inc.	2,567,989	60,245
	Service Corp. International	2,144,484	52,926
	Casey's General Stores Inc.	451,768	51,194
*	Rite Aid Corp.	6,060,892	49,396
*	Office Depot Inc.	6,359,196	45,150
	Cinemark Holdings Inc.	1,208,463	43,299
	Dun & Bradstreet Corp.	418,551	43,144
^	Cracker Barrel Old Country Store Inc.	277,283	42,333
	Cablevision Systems Corp. Class A	1,224,359	40,404
^	GameStop Corp. Class A	1,212,400	38,469
*,^ JC Penney Co. Inc.		3,367,386	37,243
	Tribune Media Co. Class A	926,887	35,546
	American Eagle Outfitters Inc.	2,029,114	33,825
	CST Brands Inc.	832,073	31,860
	Brinker International Inc.	661,422	30,392
*	ServiceMaster Global Holdings Inc.	784,224	29,550
*	Houghton Mifflin Harcourt Co.	1,430,818	28,531
*	Murphy USA Inc.	458,570	28,179
*	Beacon Roofing Supply Inc.	686,108	28,137
*	Avis Budget Group Inc.	1,011,608	27,678
	Wendy's Co.	2,534,308	27,599
	John Wiley & Sons Inc. Class A	562,717	27,511
	GNC Holdings Inc. Class A	859,943	27,303
*	Starz	998,207	26,283
	Big Lots Inc.	573,994	25,996
	Graham Holdings Co. Class B	53,664	25,759
*	VCA Inc.	443,707	25,597
	Chemed Corp.	185,645	25,146
	Dolby Laboratories Inc. Class A	574,637	24,974
	Abercrombie & Fitch Co.	778,395	24,551
	Sinclair Broadcast Group Inc. Class A	796,767	24,501
	AMERCO	68,127	24,342
	Cable One Inc.	54,255	23,717
*	Hertz Global Holdings Inc.	2,187,535	23,035
	Lithia Motors Inc. Class A	260,694	22,766
	DSW Inc. Class A	776,613	21,466
	Aaron's Inc.	840,837	21,105
	Meredith Corp.	436,935	20,754
	Core-Mark Holding Co. Inc.	253,592	20,683
	Gannett Co. Inc.	1,344,631	20,358
	Chico's FAS Inc.	1,534,023	20,356
	Hillenbrand Inc.	656,740	19,669

^	Regal Entertainment Group Class A	922,673	19,505
*	Express Inc.	909,323	19,469
	Children's Place Inc.	231,215	19,300
	Dillard's Inc. Class A	227,217	19,293
	Matthews International Corp. Class A	363,302	18,699
*	Boyd Gaming Corp.	900,399	18,602
	New York Times Co. Class A	1,490,068	18,566
*	Acxiom Corp.	855,276	18,337
	DineEquity Inc.	193,114	18,043
*	SUPERVALU Inc.	3,080,134	17,742
	Penske Automotive Group Inc.	466,572	17,683
*	Genesco Inc.	243,012	17,558
	Time Inc.	1,093,095	16,877
	SeaWorld Entertainment Inc.	778,595	16,397
*	Asbury Automotive Group Inc.	257,784	15,426
	Group 1 Automotive Inc.	244,141	14,329
	Caleres Inc.	480,847	13,603
	Guess? Inc.	630,623	11,837
	Bloomin' Brands Inc.	691,039	11,658
	International Speedway Corp. Class A	309,419	11,421
^	Buckle Inc.	336,704	11,404
	DeVry Education Group Inc.	658,479	11,372
	SkyWest Inc.	558,367	11,162
*	United Natural Foods Inc.	276,790	11,155
	Cato Corp. Class A	287,756	11,093
	Finish Line Inc. Class A	513,713	10,839
	Bob Evans Farms Inc.	217,429	10,152
	Tailored Brands Inc.	560,678	10,036
	Scholastic Corp.	264,735	9,893
	Rent-A-Center Inc.	583,521	9,249
*	Apollo Education Group Inc.	1,063,072	8,733
	Barnes & Noble Inc.	665,735	8,228
	Weis Markets Inc.	153,418	6,913
	Capella Education Co.	129,045	6,793
	Extended Stay America Inc.	414,271	6,753
	Sonic Automotive Inc. Class A	351,031	6,487
	Pier 1 Imports Inc.	923,145	6,471
*	Rush Enterprises Inc. Class A	349,685	6,378
*	La Quinta Holdings Inc.	505,765	6,322
*	Regis Corp.	411,989	6,258
	Fred's Inc. Class A	412,053	6,144
*	MSG Networks Inc.	337,818	5,841
*	Bankrate Inc.	634,751	5,821
*	FTD Cos. Inc.	216,474	5,682
*	Strayer Education Inc.	115,263	5,619
*	Performance Food Group Co.	238,343	5,565
*	Smart & Final Stores Inc.	342,614	5,550
*,^ Weight Watchers International Inc.		332,700	4,834
*	Vitamin Shoppe Inc.	151,102	4,678
*	Zumiez Inc.	216,025	4,303
*,^ Lands' End Inc.		167,321	4,268
*	Barnes & Noble Education Inc.	420,868	4,125
	New Media Investment Group Inc.	246,976	4,110
*	Virgin America Inc.	102,948	3,970
*,^ Sears Holdings Corp.		248,251	3,801
*	Ruby Tuesday Inc.	681,376	3,666
*	K12 Inc.	363,173	3,592

*	American Public Education Inc.	169,145	3,489
	Speedway Motorsports Inc.	143,161	2,839
*,^ Caesars Entertainment Corp.		336,573	2,289
*	Biglari Holdings Inc.	5,997	2,229
*	Bridgepoint Education Inc.	212,701	2,144
	Clear Channel Outdoor Holdings Inc. Class A	405,406	1,905
*	Rush Enterprises Inc. Class B	94,530	1,726
	Stage Stores Inc.	167,714	1,352
*	Container Store Group Inc.	97,073	570
			2,050,214
Financials (29.9%)
	Arthur J Gallagher & Co.	2,050,532	91,208
	Apartment Investment & Management Co.	1,811,881	75,773
	National Retail Properties Inc.	1,633,801	75,482
	Liberty Property Trust	1,711,736	57,275
	American Financial Group Inc.	809,413	56,958
	RenaissanceRe Holdings Ltd.	474,689	56,882
	East West Bancorp Inc.	1,666,802	54,138
	Highwoods Properties Inc.	1,113,145	53,219
	Old Republic International Corp.	2,725,583	49,824
	Starwood Property Trust Inc.	2,608,366	49,376
	Senior Housing Properties Trust	2,750,784	49,211
	EPR Properties	733,293	48,852
	Weingarten Realty Investors	1,292,224	48,484
	First American Financial Corp.	1,263,518	48,153
	Endurance Specialty Holdings Ltd.	733,123	47,902
	Taubman Centers Inc.	662,829	47,213
	Brown & Brown Inc.	1,306,216	46,763
	Hospitality Properties Trust	1,755,435	46,624
	Duke Realty Corp.	2,003,398	45,157
*	Liberty Broadband Corp.	778,402	45,108
	Hanover Insurance Group Inc.	495,990	44,748
	Mid-America Apartment Communities Inc.	436,507	44,615
	Retail Properties of America Inc.	2,748,291	43,560
	Corrections Corp. of America	1,358,098	43,527
	Commerce Bancshares Inc.	953,626	42,865
	Eaton Vance Corp.	1,270,643	42,592
	Validus Holdings Ltd.	902,324	42,581
	STORE Capital Corp.	1,631,863	42,233
*	Alleghany Corp.	84,969	42,162
	Synovus Financial Corp.	1,437,105	41,547
	Assured Guaranty Ltd.	1,636,992	41,416
*	Equity Commonwealth	1,458,622	41,162
	Umpqua Holdings Corp.	2,551,841	40,472
	FirstMerit Corp.	1,920,017	40,416
	First Niagara Financial Group Inc.	4,109,319	39,778
	White Mountains Insurance Group Ltd.	49,398	39,647
	BankUnited Inc.	1,139,197	39,234
	Omega Healthcare Investors Inc.	1,083,291	38,240
	Webster Financial Corp.	1,061,934	38,123
^	Apple Hospitality REIT Inc.	1,918,524	38,006
	CNO Financial Group Inc.	2,080,283	37,279
	First Horizon National Corp.	2,753,939	36,077
	Prosperity Bancshares Inc.	770,552	35,746
	Cullen/Frost Bankers Inc.	646,121	35,608
	Rayonier Inc.	1,433,416	35,377
	Allied World Assurance Co. Holdings AG	995,588	34,786

DuPont Fabros Technology Inc.	848,699	34,398
Popular Inc.	1,199,886	34,329
Bank of Hawaii Corp.	501,433	34,238
Piedmont Office Realty Trust Inc. Class A	1,680,351	34,128
Aspen Insurance Holdings Ltd.	706,365	33,694
PrivateBancorp Inc.	869,860	33,577
Two Harbors Investment Corp.	4,217,052	33,483
LaSalle Hotel Properties	1,308,195	33,110
RLI Corp.	477,331	31,914
* SLM Corp.	4,949,600	31,479
Columbia Property Trust Inc.	1,430,226	31,451
Federated Investors Inc. Class B	1,082,583	31,232
ProAssurance Corp.	615,957	31,167
Associated Banc-Corp	1,734,105	31,110
New Residential Investment Corp.	2,669,549	31,047
First Industrial Realty Trust Inc.	1,353,340	30,775
* MGIC Investment Corp.	3,934,390	30,177
FNB Corp.	2,296,133	29,873
Radian Group Inc.	2,396,290	29,714
MFA Financial Inc.	4,298,383	29,444
Assurant Inc.	375,105	28,939
Corporate Office Properties Trust	1,095,026	28,733
GEO Group Inc.	821,545	28,483
Brandywine Realty Trust	2,029,391	28,472
National Health Investors Inc.	422,491	28,104
United Bankshares Inc.	765,535	28,095
Chimera Investment Corp.	2,065,663	28,072
NorthStar Realty Finance Corp.	2,124,324	27,871
Blackstone Mortgage Trust Inc. Class A	1,033,570	27,762
Interactive Brokers Group Inc.	701,309	27,575
Spirit Realty Capital Inc.	2,428,555	27,321
Fulton Financial Corp.	2,015,828	26,972
AmTrust Financial Services Inc.	1,018,300	26,354
MB Financial Inc.	810,829	26,311
Valley National Bancorp	2,718,165	25,931
Cathay General Bancorp	891,391	25,253
Janus Capital Group Inc.	1,722,684	25,203
UMB Financial Corp.	487,605	25,175
Erie Indemnity Co. Class A	267,486	24,873
Wintrust Financial Corp.	560,249	24,841
Primerica Inc.	556,759	24,792
PacWest Bancorp	661,286	24,567
IBERIABANK Corp.	476,405	24,425
Empire State Realty Trust Inc.	1,381,679	24,221
Washington Federal Inc.	1,060,606	24,023
Navient Corp.	1,985,515	23,767
DiamondRock Hospitality Co.	2,325,296	23,532
CBL & Associates Properties Inc.	1,974,884	23,501
Selective Insurance Group Inc.	633,646	23,198
Washington REIT	789,686	23,067
^ LPL Financial Holdings Inc.	927,141	22,993
Sterling Bancorp	1,427,651	22,742
First Citizens BancShares Inc. Class A	89,239	22,405
Pinnacle Financial Partners Inc.	450,063	22,080
Mack-Cali Realty Corp.	933,990	21,949
TCF Financial Corp.	1,767,827	21,674
Legg Mason Inc.	623,812	21,634

EastGroup Properties Inc.	356,304	21,510
Waddell & Reed Financial Inc. Class A	913,255	21,498
^ First Financial Bankshares Inc.	726,481	21,489
Glacier Bancorp Inc.	837,284	21,284
* Enstar Group Ltd.	130,223	21,172
BancorpSouth Inc.	982,375	20,934
Hancock Holding Co.	896,512	20,584
Gramercy Property Trust	2,434,601	20,572
WP Glimcher Inc.	2,146,460	20,370
Xenia Hotels & Resorts Inc.	1,293,468	20,204
Columbia Banking System Inc.	668,638	20,006
LTC Properties Inc.	434,790	19,670
BGC Partners Inc. Class A	2,150,056	19,458
CVB Financial Corp.	1,108,788	19,348
New York REIT Inc.	1,882,575	19,014
Capitol Federal Financial Inc.	1,429,784	18,959
^ Lexington Realty Trust	2,179,789	18,746
Community Bank System Inc.	478,372	18,279
* HRG Group Inc.	1,277,954	17,802
Mercury General Corp.	319,424	17,728
Argo Group International Holdings Ltd.	306,751	17,604
Great Western Bancorp Inc.	639,893	17,450
Trustmark Corp.	744,013	17,135
South State Corp.	266,062	17,089
Outfront Media Inc.	796,733	16,811
^ Global Net Lease Inc.	1,956,879	16,751
* Liberty Broadband Corp. Class A	288,012	16,751
Select Income REIT	724,640	16,703
Astoria Financial Corp.	1,050,721	16,643
Pennsylvania REIT	761,382	16,636
EverBank Financial Corp.	1,088,048	16,419
First Midwest Bancorp Inc.	907,272	16,349
Old National Bancorp	1,326,544	16,171
International Bancshares Corp.	653,458	16,114
Invesco Mortgage Capital Inc.	1,316,084	16,030
Chemical Financial Corp.	442,115	15,779
* Genworth Financial Inc. Class A	5,762,434	15,731
National Penn Bancshares Inc.	1,473,379	15,677
Hatteras Financial Corp.	1,094,952	15,658
Northwest Bancshares Inc.	1,119,832	15,129
American Equity Investment Life Holding Co.	897,368	15,076
Horace Mann Educators Corp.	471,423	14,939
* MBIA Inc.	1,683,128	14,896
Potlatch Corp.	471,194	14,843
Banner Corp.	342,161	14,384
CYS Investments Inc.	1,757,929	14,310
American National Insurance Co.	121,709	14,057
Government Properties Income Trust	782,622	13,970
Provident Financial Services Inc.	685,525	13,841
^ Westamerica Bancorporation	280,915	13,683
Park National Corp.	150,937	13,584
BBCN Bancorp Inc.	875,426	13,298
Independent Bank Corp.	289,317	13,297
National General Holdings Corp.	610,642	13,184
Kemper Corp.	445,830	13,183
Talmer Bancorp Inc. Class A	727,586	13,162
^ BOK Financial Corp.	235,282	12,851

NBT Bancorp Inc.	476,374	12,838
WesBanco Inc.	423,730	12,589
Redwood Trust Inc.	951,201	12,442
First Financial Bancorp	678,253	12,331
* Navigators Group Inc.	142,117	11,919
* Beneficial Bancorp Inc.	864,218	11,831
* Green Dot Corp. Class A	514,714	11,823
Franklin Street Properties Corp.	1,102,352	11,696
* Stifel Financial Corp.	382,335	11,317
PennyMac Mortgage Investment Trust	811,489	11,069
Capstead Mortgage Corp.	1,109,665	10,975
Nelnet Inc. Class A	275,534	10,848
Cash America International Inc.	279,500	10,800
Boston Private Financial Holdings Inc.	920,223	10,537
Tompkins Financial Corp.	163,965	10,494
Investors Real Estate Trust	1,417,435	10,291
S&T Bancorp Inc.	382,848	9,862
Infinity Property & Casualty Corp.	121,730	9,799
Monogram Residential Trust Inc.	964,282	9,508
Safety Insurance Group Inc.	165,939	9,468
Berkshire Hills Bancorp Inc.	340,691	9,161
ARMOUR Residential REIT Inc.	424,566	9,141
First Commonwealth Financial Corp.	1,029,724	9,123
* FNFV Group	833,520	9,044
* iStar Inc.	935,106	9,033
American Assets Trust Inc.	223,361	8,917
United Fire Group Inc.	203,164	8,903
* KCG Holdings Inc. Class A	732,027	8,748
Brookline Bancorp Inc.	771,572	8,495
Maiden Holdings Ltd.	644,917	8,345
Investment Technology Group Inc.	370,368	8,185
* Piper Jaffray Cos.	164,014	8,129
American Capital Mortgage Investment Corp.	552,757	8,114
City Holding Co.	168,743	8,063
State Bank Financial Corp.	407,887	8,060
Rouse Properties Inc.	437,729	8,045
Universal Health Realty Income Trust	139,230	7,832
* Walker & Dunlop Inc.	319,328	7,750
Central Pacific Financial Corp.	344,444	7,499
Oritani Financial Corp.	438,087	7,434
* Greenlight Capital Re Ltd. Class A	339,935	7,407
Altisource Residential Corp.	615,576	7,387
Virtus Investment Partners Inc.	92,379	7,216
Saul Centers Inc.	135,160	7,166
FBL Financial Group Inc. Class A	114,592	7,050
Artisan Partners Asset Management Inc. Class A	222,569	6,864
Ashford Hospitality Trust Inc.	1,053,368	6,720
* Santander Consumer USA Holdings Inc.	623,471	6,540
^ Seritage Growth Properties Class A	129,862	6,489
Dime Community Bancshares Inc.	346,608	6,107
United Community Banks Inc.	330,313	6,101
National Western Life Group Inc. Class A	25,953	5,986
First Potomac Realty Trust	643,004	5,826
Getty Realty Corp.	291,120	5,773
Virtu Financial Inc. Class A	258,999	5,726
Anworth Mortgage Asset Corp.	1,162,557	5,417
* Ambac Financial Group Inc.	330,587	5,223

	Employers Holdings Inc.	177,822	5,004
*	Flagstar Bancorp Inc.	229,528	4,926
	AG Mortgage Investment Trust Inc.	330,379	4,318
	BancFirst Corp.	72,557	4,138
*	First BanCorp	1,367,974	3,994
	Resource Capital Corp.	350,386	3,942
	State Auto Financial Corp.	168,324	3,713
	Northfield Bancorp Inc.	223,829	3,680
	Ashford Hospitality Prime Inc.	312,572	3,648
	Fidelity & Guaranty Life	137,240	3,601
	OFG Bancorp	509,487	3,561
	National Bank Holdings Corp. Class A	167,318	3,412
	OneBeacon Insurance Group Ltd. Class A	258,130	3,286
	Newcastle Investment Corp.	656,465	2,842
	Ladder Capital Corp.	210,724	2,623
*,^ World Acceptance Corp.		67,372	2,555
*,^ Walter Investment Management Corp.		329,875	2,520
*	Forestar Group Inc.	185,474	2,419
	Urstadt Biddle Properties Inc. Class A	102,995	2,158
*	MoneyGram International Inc.	309,016	1,891
	GAMCO Investors Inc. Class A	49,181	1,823
	Houlihan Lokey Inc.	70,086	1,745
*	EZCORP Inc. Class A	295,949	879
*	RMR Group Inc. Class A	34,691	868
	Urstadt Biddle Properties Inc.	42,332	781
*	Associated Capital Group Inc. Class A	25,296	709
*	PICO Holdings Inc.	6,365	65
*	Enova International Inc.	9,670	61
			5,249,082
Health Care (5.1%)
	Teleflex Inc.	482,118	75,697
*	Alere Inc.	1,002,314	50,727
*	WellCare Health Plans Inc.	511,009	47,396
*	Charles River Laboratories International Inc.	541,066	41,089
	HealthSouth Corp.	987,888	37,174
	STERIS plc	497,465	35,345
*	LifePoint Health Inc.	499,546	34,594
	Hill-Rom Holdings Inc.	680,929	34,251
*	Prestige Brands Holdings Inc.	611,050	32,624
*	Bio-Rad Laboratories Inc. Class A	238,009	32,541
*	Molina Healthcare Inc.	487,147	31,416
	Owens & Minor Inc.	726,092	29,349
*	Tenet Healthcare Corp.	912,971	26,412
*	Ultragenyx Pharmaceutical Inc.	404,791	25,627
*	Integra LifeSciences Holdings Corp.	342,706	23,085
*	Community Health Systems Inc.	1,240,820	22,968
*	VWR Corp.	767,772	20,776
*,^ Kite Pharma Inc.		449,293	20,627
*	Magellan Health Inc.	296,251	20,124
*	Brookdale Senior Living Inc.	1,070,813	17,004
*,^ Juno Therapeutics Inc.		407,914	15,537
*	Halyard Health Inc.	539,932	15,512
*	Surgical Care Affiliates Inc.	322,315	14,917
*	Select Medical Holdings Corp.	1,217,427	14,378
*	TESARO Inc.	324,973	14,309
*	Ophthotech Corp.	323,920	13,692
	CONMED Corp.	319,861	13,415

	Kindred Healthcare Inc.	970,500	11,986
*	Portola Pharmaceuticals Inc.	554,191	11,305
*	Sage Therapeutics Inc.	296,452	9,504
*,^ Cempra Inc.		417,976	7,323
*,^ Clovis Oncology Inc.		378,087	7,259
	National HealthCare Corp.	112,788	7,027
	PDL BioPharma Inc.	1,907,873	6,353
	Ensign Group Inc.	278,746	6,311
*	LHC Group Inc.	167,000	5,939
*,^ Amicus Therapeutics Inc.		688,961	5,822
	Invacare Corp.	347,563	4,577
*	Intra-Cellular Therapies Inc. Class A	163,250	4,538
*	Merit Medical Systems Inc.	244,151	4,514
*,^ Celldex Therapeutics Inc.		1,147,819	4,339
	Universal American Corp.	563,354	4,022
*	Aduro Biotech Inc.	294,322	3,770
*	Healthways Inc.	354,165	3,574
*	Synergy Pharmaceuticals Inc.	1,191,600	3,289
*,^ Spark Therapeutics Inc.		101,076	2,983
*	Aimmune Therapeutics Inc.	219,779	2,980
*,^ Global Blood Therapeutics Inc.		158,472	2,513
*	Glaukos Corp.	144,811	2,441
*,^ NantKwest Inc.		277,705	2,283
*,^ PTC Therapeutics Inc.		338,329	2,179
*,^ Teladoc Inc.		198,493	1,906
*,^ Esperion Therapeutics Inc.		85,071	1,439
*	Chimerix Inc.	239,966	1,226
*	Wright Medical Group Inc. CVR	71,097	87
			892,075
Industrials (20.2%)
	Valspar Corp.	830,302	88,859
	Broadridge Financial Solutions Inc.	1,376,492	81,640
	Huntington Ingalls Industries Inc.	542,192	74,248
	Carlisle Cos. Inc.	743,599	73,988
	IDEX Corp.	879,484	72,892
*	Spirit AeroSystems Holdings Inc. Class A	1,569,831	71,208
	Allegion plc	1,110,967	70,780
	PerkinElmer Inc.	1,296,566	64,128
	Orbital ATK Inc.	681,420	59,243
	AptarGroup Inc.	727,941	57,078
	Bemis Co. Inc.	1,096,799	56,792
	Sonoco Products Co.	1,169,154	56,786
*	AECOM	1,767,737	54,429
*	Berry Plastics Group Inc.	1,395,757	50,457
	Donaldson Co. Inc.	1,536,510	49,030
	Graphic Packaging Holding Co.	3,741,559	48,079
	MDU Resources Group Inc.	2,261,799	44,015
	Lincoln Electric Holdings Inc.	736,975	43,165
	MSC Industrial Direct Co. Inc. Class A	558,478	42,617
	Ryder System Inc.	619,621	40,139
*	Quanta Services Inc.	1,770,877	39,951
	World Fuel Services Corp.	820,119	39,841
	RR Donnelley & Sons Co.	2,418,214	39,659
	Booz Allen Hamilton Holding Corp. Class A	1,292,548	39,138
	ITT Corp.	1,036,723	38,245
	BWX Technologies Inc.	1,092,394	36,661
	Jabil Circuit Inc.	1,876,087	36,152

*	Kirby Corp.	592,075	35,696
	Deluxe Corp.	567,159	35,442
*	CoreLogic Inc.	1,021,020	35,429
	Curtiss-Wright Corp.	464,194	35,126
	Oshkosh Corp.	846,887	34,612
	Packaging Corp. of America	565,941	34,183
	Regal Beloit Corp.	517,250	32,633
*	Teledyne Technologies Inc.	369,399	32,559
	EMCOR Group Inc.	667,481	32,440
	Trinity Industries Inc.	1,770,635	32,420
	Littelfuse Inc.	258,229	31,791
	Valmont Industries Inc.	250,746	31,052
	Belden Inc.	486,294	29,849
*	Owens-Illinois Inc.	1,864,700	29,761
	Terex Corp.	1,195,040	29,733
	Crane Co.	539,538	29,060
*	Generac Holdings Inc.	777,921	28,970
*	Colfax Corp.	995,222	28,453
	EnerSys	503,095	28,032
	Convergys Corp.	1,006,881	27,961
	Timken Co.	834,273	27,940
*	Keysight Technologies Inc.	992,079	27,520
*	WESCO International Inc.	488,736	26,719
	KBR Inc.	1,671,011	25,867
*	Coherent Inc.	280,236	25,754
	Global Payments Inc.	374,526	24,457
	Silgan Holdings Inc.	455,165	24,201
	GATX Corp.	487,636	23,163
	Chicago Bridge & Iron Co. NV	607,286	22,221
*	Esterline Technologies Corp.	343,150	21,986
*	Rexnord Corp.	1,056,323	21,359
	AGCO Corp.	420,930	20,920
*	Sanmina Corp.	894,000	20,902
	Kennametal Inc.	922,867	20,755
	Matson Inc.	504,396	20,262
	Universal Forest Products Inc.	233,243	20,017
	ABM Industries Inc.	615,468	19,886
	Barnes Group Inc.	561,846	19,681
*	KLX Inc.	611,331	19,648
	Granite Construction Inc.	410,832	19,638
	UniFirst Corp.	176,835	19,296
	Tetra Tech Inc.	645,123	19,238
	Vishay Intertechnology Inc.	1,570,304	19,173
	Applied Industrial Technologies Inc.	431,947	18,747
	Joy Global Inc.	1,134,336	18,229
	Triumph Group Inc.	571,352	17,986
	Watts Water Technologies Inc. Class A	325,862	17,965
	MSA Safety Inc.	367,585	17,773
*	Moog Inc. Class A	386,437	17,652
	Brink's Co.	509,761	17,123
*	FTI Consulting Inc.	477,578	16,959
*	Anixter International Inc.	324,573	16,913
	CLARCOR Inc.	280,921	16,234
	G&K Services Inc. Class A	218,873	16,032
*	Plexus Corp.	386,515	15,275
	Actuant Corp. Class A	614,086	15,174
*,^ NeuStar Inc. Class A		614,056	15,106

*	MasTec Inc.	740,283	14,983
	Korn/Ferry International	513,826	14,536
	Brady Corp. Class A	540,842	14,516
*	Louisiana-Pacific Corp.	829,166	14,195
	Aircastle Ltd.	636,953	14,166
	Essendant Inc.	431,915	13,791
	Werner Enterprises Inc.	500,360	13,590
*,^ Knowles Corp.		1,024,698	13,506
*	Benchmark Electronics Inc.	585,260	13,490
*	Sykes Enterprises Inc.	445,741	13,452
	Kaman Corp.	313,754	13,394
	Otter Tail Corp.	437,204	12,950
*	Babcock & Wilcox Enterprises Inc.	602,205	12,887
*	TrueBlue Inc.	486,776	12,729
*	Greatbatch Inc.	356,455	12,704
*	Atlas Air Worldwide Holdings Inc.	285,371	12,063
*	Armstrong World Industries Inc.	241,469	11,680
	Standex International Corp.	148,610	11,563
*	SPX FLOW Inc.	458,065	11,488
	ESCO Technologies Inc.	284,044	11,072
	Cubic Corp.	265,470	10,608
	MTS Systems Corp.	170,889	10,399
	Greif Inc. Class A	316,989	10,381
*	Wabash National Corp.	769,961	10,163
	Astec Industries Inc.	212,843	9,933
	EVERTEC Inc.	704,777	9,853
*	Newport Corp.	424,809	9,771
	John Bean Technologies Corp.	168,618	9,512
*	Boise Cascade Co.	448,806	9,299
*	TriMas Corp.	524,170	9,183
*	Air Transport Services Group Inc.	595,927	9,165
	ManTech International Corp. Class A	283,505	9,069
*	Rofin-Sinar Technologies Inc.	280,491	9,037
*	Wesco Aircraft Holdings Inc.	623,358	8,970
	AAR Corp.	385,288	8,966
	Insperity Inc.	172,226	8,909
	CIRCOR International Inc.	189,433	8,788
*	PHH Corp.	694,664	8,711
*	Itron Inc.	208,274	8,689
	Greenbrier Cos. Inc.	314,361	8,689
*	Navigant Consulting Inc.	548,682	8,675
*	Meritor Inc.	1,060,481	8,547
	Mobile Mini Inc.	258,713	8,543
*	Aegion Corp. Class A	398,505	8,404
	Encore Wire Corp.	215,250	8,380
	Altra Industrial Motion Corp.	285,911	7,943
*,^ Navistar International Corp.		566,237	7,089
*	Tutor Perini Corp.	454,271	7,059
	Comfort Systems USA Inc.	215,927	6,860
^	Outerwall Inc.	182,518	6,751
	General Cable Corp.	539,446	6,587
	H&E Equipment Services Inc.	370,738	6,499
	Kelly Services Inc. Class A	339,737	6,496
*	DigitalGlobe Inc.	373,749	6,466
	SPX Corp.	426,561	6,407
	Resources Connection Inc.	409,720	6,375
	Albany International Corp.	166,620	6,263

	McGrath RentCorp	249,296	6,252
	Manitowoc Co. Inc.	1,427,672	6,182
	ArcBest Corp.	285,331	6,160
	Materion Corp.	232,357	6,153
	AVX Corp.	486,510	6,115
	TAL International Group Inc.	386,256	5,964
	Kforce Inc.	302,310	5,919
*	Nortek Inc.	113,390	5,476
	TeleTech Holdings Inc.	196,812	5,464
	Schnitzer Steel Industries Inc.	291,772	5,380
*	TTM Technologies Inc.	808,351	5,376
	Hyster-Yale Materials Handling Inc.	78,768	5,246
^	Overseas Shipholding Group Inc. Class A	2,789,173	5,244
	Harsco Corp.	930,394	5,071
*	DHI Group Inc.	540,922	4,365
	Quad/Graphics Inc.	330,523	4,277
^	Textainer Group Holdings Ltd.	264,718	3,928
	Park Electrochemical Corp.	222,789	3,567
	Landauer Inc.	105,911	3,502
*	RPX Corp.	298,617	3,362
	TimkenSteel Corp.	359,310	3,270
	Griffon Corp.	209,382	3,235
*	Monster Worldwide Inc.	987,159	3,218
*	Milacron Holdings Corp.	194,505	3,207
*	Checkpoint Systems Inc.	229,248	2,320
^	American Railcar Industries Inc.	45,527	1,854
	Greif Inc. Class B	30,064	1,407
*	DXP Enterprises Inc.	74,781	1,313
	American Science & Engineering Inc.	41,120	1,139
*	Nuvectra Corp.	120,060	650
	Acacia Research Corp.	141,994	538
	Overseas Shipholding Group Inc. Class B	89,318	192
			3,551,733
Oil & Gas (4.7%)
*	Newfield Exploration Co.	2,242,922	74,577
*	First Solar Inc.	884,113	60,535
	PBF Energy Inc. Class A	1,130,689	37,539
*,^ Southwestern Energy Co.		4,513,657	36,425
	QEP Resources Inc.	2,429,701	34,283
	Noble Corp. plc	2,817,172	29,158
	Nabors Industries Ltd.	3,119,696	28,701
	Ensco plc Class A	2,725,298	28,261
^	Chesapeake Energy Corp.	6,547,547	26,976
	Targa Resources Corp.	880,870	26,303
	Murphy Oil Corp.	946,446	23,841
	Western Refining Inc.	813,827	23,674
	Superior Energy Services Inc.	1,753,671	23,482
	Rowan Cos. plc Class A	1,445,728	23,276
*	WPX Energy Inc.	3,191,082	22,306
*	NOW Inc.	1,180,697	20,922
	Energen Corp.	562,071	20,566
*,^ Whiting Petroleum Corp.		2,367,501	18,893
	Oceaneering International Inc.	566,642	18,835
*	Oil States International Inc.	595,906	18,783
^	Transocean Ltd.	2,003,393	18,311
^	Diamond Offshore Drilling Inc.	714,909	15,535
*	MRC Global Inc.	1,115,693	14,660

*	Oasis Petroleum Inc.	1,986,919	14,465
	SemGroup Corp. Class A	508,695	11,395
*	McDermott International Inc.	2,768,028	11,321
*	SEACOR Holdings Inc.	180,864	9,848
	Delek US Holdings Inc.	611,984	9,327
^	Denbury Resources Inc.	4,113,882	9,133
*	Forum Energy Technologies Inc.	680,151	8,978
*	Chart Industries Inc.	354,559	7,701
	SM Energy Co.	395,119	7,404
	Bristow Group Inc.	363,944	6,886
^	Atwood Oceanics Inc.	714,648	6,553
*	Exterran Corp.	408,288	6,312
*	Helix Energy Solutions Group Inc.	1,109,365	6,212
	Archrock Inc.	766,156	6,129
*	TETRA Technologies Inc.	885,161	5,621
*,^ Laredo Petroleum Inc.		682,673	5,414
	CVR Energy Inc.	201,760	5,266
*	Unit Corp.	592,575	5,221
*	Newpark Resources Inc.	929,943	4,017
	Alon USA Energy Inc.	371,451	3,833
	Tidewater Inc.	546,846	3,735
	Tesco Corp.	431,217	3,713
*	Hornbeck Offshore Services Inc.	352,135	3,497
	Green Plains Inc.	200,030	3,192
^	CARBO Ceramics Inc.	219,416	3,116
*,^ EP Energy Corp. Class A		432,025	1,953
*	Parker Drilling Co.	676,283	1,434
*	Bill Barrett Corp.	144,324	898
*,^ EXCO Resources Inc.		896,652	887
*,^ Northern Oil and Gas Inc.		127,314	508
*,^ Ultra Petroleum Corp.		841,188	419
*	Stone Energy Corp.	313,409	248
*	Jones Energy Inc. Class A	52,934	176
	California Resources Corp.	132,530	136
			820,790
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	474,686	1,196
*	Vince Holding Corp Rights Exp. 04/14/12016	97,297	26
*	Clinical Data Contingent Value Rights	62,138	—
			1,222
Technology (7.7%)
	CDW Corp.	1,748,696	72,571
	Ingram Micro Inc.	1,733,920	62,265
*	ARRIS International plc	2,260,808	51,818
	Teradyne Inc.	2,380,631	51,398
	Brocade Communications Systems Inc.	4,744,643	50,198
*	Microsemi Corp.	1,301,879	49,875
	Pitney Bowes Inc.	2,218,892	47,795
*	NCR Corp.	1,534,807	45,937
*	ON Semiconductor Corp.	4,773,478	45,778
	DST Systems Inc.	380,702	42,932
	Leidos Holdings Inc.	834,749	42,005
*	Teradata Corp.	1,540,574	40,425
*	CommScope Holding Co. Inc.	1,441,748	40,254
*	VeriFone Systems Inc.	1,212,249	34,234
	SYNNEX Corp.	344,763	31,922
	Cypress Semiconductor Corp.	3,673,526	31,813

*	CACI International Inc. Class A	280,851	29,967
*	Tech Data Corp.	385,942	29,629
	Mentor Graphics Corp.	1,360,756	27,664
	Computer Sciences Corp.	799,578	27,497
*	Fairchild Semiconductor International Inc. Class A	1,361,273	27,225
*	Cirrus Logic Inc.	731,171	26,622
*	Verint Systems Inc.	721,112	24,071
	Science Applications International Corp.	447,644	23,877
*	EchoStar Corp. Class A	527,708	23,372
	MKS Instruments Inc.	616,895	23,226
	Lexmark International Inc. Class A	680,200	22,739
*,^ Advanced Micro Devices Inc.		7,350,878	20,950
	Intersil Corp. Class A	1,537,829	20,561
	Diebold Inc.	677,791	19,595
*	Rovi Corp.	914,992	18,766
*	Viavi Solutions Inc.	2,684,266	18,414
*	Polycom Inc.	1,534,173	17,106
*	Semtech Corp.	751,727	16,530
	CSG Systems International Inc.	359,761	16,247
*	NETGEAR Inc.	356,655	14,398
*	Progress Software Corp.	560,178	13,511
	West Corp.	579,838	13,232
*	QLogic Corp.	959,547	12,896
*	Insight Enterprises Inc.	429,874	12,312
*	ScanSource Inc.	303,620	12,260
^	Ebix Inc.	273,682	11,163
	Cabot Microelectronics Corp.	266,090	10,886
	Quality Systems Inc.	599,044	9,129
	Brooks Automation Inc.	754,651	7,848
*	Advanced Energy Industries Inc.	218,971	7,618
	ADTRAN Inc.	285,949	5,782
*	Amkor Technology Inc.	965,660	5,688
*	Ixia	395,525	4,928
*	FormFactor Inc.	675,591	4,912
	Epiq Systems Inc.	326,904	4,910
*,^ Unisys Corp.		580,420	4,469
	Comtech Telecommunications Corp.	178,406	4,169
*	Match Group Inc.	355,573	3,933
*	Mercury Systems Inc.	192,130	3,900
*	Tangoe Inc.	387,409	3,057
*	Blucora Inc.	454,685	2,346
*	Harmonic Inc.	442,578	1,447
*	Systemax Inc.	152,254	1,335
*	Pendrell Corp.	23,698	13
			1,351,420
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	1,059,754	31,888
	Consolidated Communications Holdings Inc.	555,751	14,316
*	Vonage Holdings Corp.	2,229,714	10,190
^	Windstream Holdings Inc.	1,062,372	8,159
*,^ Iridium Communications Inc.		935,783	7,365
	EarthLink Holdings Corp.	1,202,232	6,817
*	United States Cellular Corp.	148,989	6,807
*,^ Intelsat SA		165,636	417
			85,959

Utilities (8.2%)
AGL Resources Inc.	1,394,415	90,832
Atmos Energy Corp.	1,182,700	87,827
Westar Energy Inc. Class A	1,640,418	81,381
UGI Corp.	1,991,343	80,231
TECO Energy Inc.	2,724,736	75,012
Aqua America Inc.	2,043,670	65,030
Great Plains Energy Inc.	1,788,670	57,685
Piedmont Natural Gas Co. Inc.	941,143	56,309
Questar Corp.	2,027,185	50,274
Vectren Corp.	958,703	48,472
NRG Energy Inc.	3,639,259	47,347
National Fuel Gas Co.	932,986	46,696
IDACORP Inc.	582,564	43,453
WGL Holdings Inc.	577,341	41,782
Portland General Electric Co.	1,028,469	40,614
Hawaiian Electric Industries Inc.	1,246,623	40,391
Cleco Corp.	700,590	38,680
ONE Gas Inc.	605,709	37,009
New Jersey Resources Corp.	995,298	36,259
Black Hills Corp.	593,002	35,657
NorthWestern Corp.	558,027	34,458
Southwest Gas Corp.	522,150	34,384
Laclede Group Inc.	477,808	32,371
ALLETE Inc.	568,818	31,894
PNM Resources Inc.	922,640	31,111
Avista Corp.	723,822	29,517
South Jersey Industries Inc.	802,678	22,836
El Paso Electric Co.	468,234	21,483
MGE Energy Inc.	401,489	20,978
Northwest Natural Gas Co.	316,997	17,070
American States Water Co.	429,383	16,901
Empire District Electric Co.	506,914	16,753
California Water Service Group	554,492	14,816
*	Talen Energy Corp.	1,184,104	10,657
*	Dynegy Inc.	676,544	9,722
1,445,892
Total Common Stocks (Cost $15,372,855)	17,502,426
Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.5%)
[3,4] Vanguard Market Liquidity Fund	0.495%	263,772,547	263,773

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.371%	5/4/16	3,000	2,999
[5,6] Federal Home Loan Bank Discount Notes	0.617%	6/10/16	1,000	999
5	Federal Home Loan Bank Discount Notes	0.466%	8/12/16	3,000	2,995
6,993
Total Temporary Cash Investments (Cost $270,765)	270,766

Total Investments (101.2%) (Cost $15,643,620)	17,773,192
Other Assets and Liabilities-Net (-1.2%)[4]	(217,596)
Net Assets (100%)	17,555,596

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $203,518,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $213,148,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,599,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

Small-Cap Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,501,204	26	1,196
Temporary Cash Investments	263,773	6,993	—
Futures Contracts—Assets[1]	107	—	—
Swap Contracts—Liabilities	—	(111)	—
Total	17,765,084	6,908	1,196
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	405	44,939	1,307
E-mini S&P MidCap 400 Index	June 2016	52	7,494	224
				1,531

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives

Small-Cap Value Index Fund

the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At March 31, 2016, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation
Reference Entity	Date	Counterparty	($000)	(Paid)	($000
Ambac Financial Group	4/6/16	GSCM	3,143	(0.442)	(111)
GSCM—Goldman Sachs Capital Management.

E. At March 31, 2016, the cost of investment securities for tax purposes was $15,648,231,000. Net unrealized appreciation of investment securities for tax purposes was $2,124,961,000, consisting of unrealized gains of $3,390,680,000 on securities that had risen in value since their purchase and $1,265,719,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2016

VANGUARD INDEX FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 18, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.